                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-02753

                                    SBL FUND
               (Exact name of registrant as specified in charter)

ONE SECURITY BENEFIT PLACE, TOPEKA, KANSAS                            66636-0001
 (Address of principal executive offices)                             (Zip code)

                           MICHAEL G. ODLUM, PRESIDENT
                                    SBL FUND
                           ONE SECURITY BENEFIT PLACE
                            TOPEKA, KANSAS 66636-0001
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (785) 438-3000

                      Date of fiscal year end: December 31
                     Date of reporting period: June 30, 2006

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

SBL FUND
SEMI-ANNUAL REPORT
JUNE 30, 2006

-    SERIES A (EQUITY SERIES)

-    SERIES B (LARGE CAP VALUE SERIES)

-    SERIES C (MONEY MARKET SERIES)

-    SERIES D (GLOBAL SERIES)

-    SERIES E (DIVERSIFIED INCOME SERIES)

-    SERIES H (ENHANCED INDEX SERIES)

-    SERIES J (MID CAP GROWTH SERIES)

-    SERIES N (MANAGED ASSET ALLOCATION SERIES)

-    SERIES O (EQUITY INCOME SERIES)

-    SERIES P (HIGH YIELD SERIES)

-    SERIES Q (SMALL CAP VALUE SERIES)

-    SERIES V (MID CAP VALUE SERIES)

-    SERIES X (SMALL CAP GROWTH SERIES)

-    SERIES Y (SELECT 25 SERIES)

-    SERIES Z (ALPHA OPPORTUNITY SERIES)

(SECURITY BENEFIT(SM) LOGO)
Security Distributors, Inc.

                                    SBL FUND
                                  JUNE 30, 2006
                               SEMI-ANNUAL REPORT
                                   (UNAUDITED)

                                TABLE OF CONTENTS

Chairman's Letter.........................................................     2
Series A (Equity Series)..................................................     3
Series B (Large Cap Value Series).........................................    11
Series C (Money Market Series)............................................    19
Series D (Global Series)..................................................    27
Series E (Diversified Income Series)......................................    36
Series H (Enhanced Index Series)..........................................    45
Series J (Mid Cap Growth Series)..........................................    57
Series N (Managed Asset Allocation Series)................................    66
Series O (Equity Income Series)...........................................    89
Series P (High Yield Series)..............................................    98
Series Q (Small Cap Value Series).........................................   109
Series V (Mid Cap Value Series)...........................................   118
Series X (Small Cap Growth Series)........................................   127
Series Y (Select 25 Series)...............................................   135
Series Z (Alpha Opportunity Series).......................................   142
Notes to Financial Statements.............................................   151
Special Stockholders' Meeting.............................................   164
Directors and Officers....................................................   165

Chairman's Letter
August 15, 2006

(PHOTO OF MICHAEL G. ODLUM)

Michael G. Odlum
Acting Chairman of the Board

TO OUR SHAREHOLDERS:

Interest rates rose across the maturity spectrum in each of the first two quarters of 2006. The markets reacted to a Fed policy of continued tightening as well as early indications of a rising inflationary environment. In the first quarter, stocks were actually beneficiaries of stronger than expected economic growth and corporate earnings but gave back some of those gains during the second quarter as growth expectations tempered but inflation concerns persisted. Over the entire period stocks ended up on the plus side with small cap stocks continuing to outperform their larger cap brethren. International stocks also performed very well on average. Bonds were generally weaker given the rise in interest rates, but the high yield sector had positive returns.

Interest rates on U.S. Treasury securities of varying maturities during the period are summarized below.

                                    % RATES
                         ----------------------------
U.S. TREASURY MATURITY   12/31/05   3/31/06   6/30/06
----------------------   --------   -------   -------
3 Month                    3.99       4.52      4.87
1 Year                     4.35       4.82      5.10
10 Year                    4.39       4.86      5.15
20 Year                    4.61       5.07      5.31

The performance of the major indexes in each quarter and for the six-month period as a whole is shown in the table below.

                                   RETURN %
                        ------------------------------
                                            SIX MONTHS
                        1ST QTR   2ND QTR    12/31/05-
INDEX                     2006      2006      6/30/06
-----                   -------   -------   ----------
S&P 500                   4.21     (1.44)      2.71
S&P Midcap 400            7.33     (3.44)      3.64
Russell 2000             13.94     (5.02)      8.21
MSCI EAFE ($US)           9.40       .70      10.16
Lehman Aggregate Bond     (.65)     (.08)      (.72)
Lehman High Yield         2.89       .25       3.14

The outlook for the markets is influenced by the traditional fundamental drivers including corporate earnings growth, inflation, the economic backdrop, and consumer spending behavior. How these unfold ultimately determine the direction of the markets over the longer term. How investors anticipate the trends in these factors can have a significant impact on short-term volatility, which although important to track, is not a significant determinant of investors' returns over the longer term There are also risks that investors face from other sources that can have measurable short-term impact. These include, for example, current concerns about political events, oil prices, housing trends and the like. Despite these issues the conditions still appear to be favorable for continued moderate growth in corporate earnings and historically low interest rates and inflation.

Regardless of what the future may bring, investors always need to be cognizant of the need to maintain a diversified portfolio strategy that is designed to meet their objectives over the long run.

One of the key purposes of the SBL Funds is to provide professionally managed investment portfolios that give shareholders the benefits of diversification as well as investment returns that meet their goals over the long run. We appreciate your continued investment in the Funds and as always welcome any comments or questions you may have.

With this my first written shareholder communication since recently assuming the role of Acting Chairman of the Funds, I would like to acknowledge the enormous contribution made by the outgoing Chairman, John Cleland. John has played a pivotal role in close to 40 years of service to the Security and SBL Funds in various roles including Portfolio Manager, long time Director and in recent years the Chairman of the Board of the SBL Funds. The entire Board I think put it best,

"...we have been privileged in our friendship and association with John Cleland and have benefited from his guidance, experience, sense of history and investing savvy, all of which have favorably affected the SBL Funds... the Directors of the SBL Funds, and his many friends throughout Security Management, wish him the best in the years ahead."

Sincerely,


-------------------------------------
Michael G. Odlum
Acting Chairman, The SBL Fund

                                    SERIES A

                                  EQUITY SERIES

                          (SECURITY BENEFIT(SM) LOGO)
                        Security Management Company, LLC

                                    ADVISER,
                        SECURITY MANAGEMENT COMPANY, LLC

                                                                        SERIES A
Manager's Commentary                                             (EQUITY SERIES)
June 30, 2006                                                        (unaudited)

PERFORMANCE

SERIES A VS. S&P 500 INDEX

                              (PERFORMANCE GRAPH)

   DATE        value
   ----      ---------
SBL A
 6/30/1996   10,000.00
 9/30/1996   10,392.36
12/31/1996   10,955.69
 3/31/1997   10,964.71
 6/30/1997   12,794.41
 9/30/1997   13,862.02
12/31/1997   14,101.93
 3/31/1998   16,132.12
 6/30/1998   16,648.18
 9/30/1998   14,692.30
12/31/1998   17,685.47
 3/31/1999   17,992.00
 6/30/1999   18,915.77
 9/30/1999   17,266.95
12/31/1999   19,124.38
   3/31/00   19,345.19
   6/30/00   18,806.62
   9/30/00   18,345.81
  12/31/00   16,683.33
 3/31/2001   14,608.17
 6/30/2001   15,606.28
 9/30/2001   13,246.50
12/31/2001   14,780.03
 3/31/2002   14,697.98
 6/30/2002   12,477.04
 9/30/2002   10,521.29
12/31/2002   11,218.10
 3/31/2003   10,904.82
 6/30/2003   12,284.59
 9/30/2003   12,477.09
12/30/2003   13,649.42
 3/31/2004   13,817.02
 6/30/2004   14,018.14
 9/30/2004   13,677.46
12/31/2004   14,717.70
 3/31/2005   14,254.63
 6/30/2005   14,395.57
 9/30/2005   14,865.35
12/31/2005   15,355.27
 3/31/2006   15,939.15
 6/30/2006   15,650.56

S & P 500

   DATE        value
   ----      ---------
 6/30/1996   10,000.00
   9/30/96   10,309.14
  12/31/96   11,168.95
   3/31/97   11,468.03
   6/30/97   13,470.36
   9/30/97   14,480.53
  12/31/97   14,896.82
   3/31/98   16,974.95
   6/30/98   17,535.65
   9/30/98   15,790.70
  12/31/98   19,152.29
   3/31/99   20,109.33
   6/30/99   21,526.52
   9/30/99   20,182.05
  12/31/99   23,184.83
   3/31/00   23,717.70
  06/30/00   23,088.76
  09/30/00   22,865.43
  12/31/00   21,077.95
 3/31/2001   18,580.06
 6/30/2001   19,668.06
 9/30/2001   16,782.88
12/31/2001   18,577.33
 3/31/2002   18,627.81
 6/30/2002   16,132.77
 9/30/2002   13,346.51
12/31/2002   14,473.70
 3/31/2003   14,017.87
 6/30/2003   16,175.65
 9/30/2003   16,603.75
12/31/2003   18,625.49
 3/31/2004   18,941.46
 6/30/2004   19,266.15
 9/30/2004   18,904.95
12/31/2004   20,650.59
 3/31/2005   20,205.71
 6/30/2005   20,480.77
 9/30/2005   21,219.85
12/31/2005   21,660.69
 3/31/2006   22,571.18
 6/30/2006   22,245.98

                             $10,000 OVER 10 YEARS

The chart above assumes a hypothetical $10,000 investment in Series A (Equity Series) on June 30, 1996 and reflects the fees and expenses of Series A. The S&P 500 Index is a capitalization-weighted index composed of 500 selected common stocks that represent the broad domestic economy and is a widely recognized unmanaged index of market performance.

PORTFOLIO COMPOSITION BY SECTOR

Consumer Discretionary                    9.03%
Consumer Staples                         11.33
Energy                                    9.44
Financials                               20.53
Health Care                              15.46
Industrials                              16.58
Information Technology                    9.60
Materials                                 2.20
Telecommunication Services                1.81
Utilities                                 2.24
Exchange Traded Funds                     1.52
Repurchase Agreement                      0.32
Liabilities, less cash & other assets    (0.06)
                                        ------
Total net assets                        100.00%
                                        ======

AVERAGE ANNUAL RETURNS

PERIODS ENDED 06-30-06(1)   1 YEAR   5 YEARS   10 YEARS
-------------------------   ------   -------   --------
Series A                     8.72%    0.06%      4.58%

(1) Performance figures do not reflect fees and expenses associated with an investment in variable insurance products offered by Security Benefit Life Insurance Company. If returns had taken into account these fees and expenses, performance would have been lower. Shares of a Series of SBL Fund are available only through the purchase of such products.

     The performance data quoted above represents past per formance. Past performance is not predictive of future performance. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.


                                       4                 See accompanying notes.

                                                                        SERIES A
Manager's Commentary                                             (EQUITY SERIES)
June 30, 2006                                                        (unaudited)

PERFORMANCE

INFORMATION ABOUT YOUR SERIES EXPENSES

CALCULATING YOUR ONGOING SERIES EXPENSES

EXAMPLE

As a shareholder of the Series, you incur ongoing costs, including management fees and other series expenses. Performance figures and expense ratios do not reflect fees and expenses associated with an investment in variable insurance products. Shares of a Series of SBL Fund are available only through the purchase of such products. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2006 - June 30, 2006.

ACTUAL EXPENSES

The first line in the table provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table provides information about hypothetical account values and hypothetical expenses based on the Series actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses associated with an investment in variable insurance products. Therefore, the second line is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these fees and expenses associated with an investment in variable insurance products were included, your costs would have been higher.

SERIES EXPENSES

                             BEGINNING         ENDING      EXPENSES PAID
                           ACCOUNT VALUE   ACCOUNT VALUE       DURING
                              01-01-06      06-30-06(1)      PERIOD(2)
                           -------------   -------------   -------------
Series A (Equity Series)
   Actual                    $1,000.00       $1,019.20         $4.51
   Hypothetical               1,000.00        1,020.33          4.51

(1) The actual ending account value is based on the actual total return of the Series for the period January 1, 2006 to June 30, 2006 after actual expens-es and will differ from the hypothetical ending account value which is based on the Series expense ratio and a hypothetical annual return of 5% before expenses. The actual cumulative return at net asset value for the period January 1, 2006 to June 30, 2006 was 1.92%.

(2) Expenses are equal to the Series annualized expense ratio 0.90% multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

                                                                        SERIES A
Schedule of Investments                                          (EQUITY SERIES)
June 30, 2006                                                        (unaudited)

                                                           NUMBER       MARKET
                                                         OF SHARES      VALUE
                                                         ---------   -----------
COMMON STOCKS - 99.8%
AEROSPACE & DEFENSE - 4.4%
General Dynamics Corporation                              236,200    $15,461,652
L-3 Communications Holdings, Inc.                          46,000      3,469,320
                                                                     -----------
                                                                      18,930,972
                                                                     -----------
AIR FREIGHT & LOGISTICS - 3.2%
FedEx Corporation                                         119,500     13,964,770
                                                                     -----------
BIOTECHNOLOGY - 3.3%
Amgen, Inc.*                                              220,150     14,360,384
                                                                     -----------
BROADCASTING & CABLE TV - 2.2%
CBS Corporation (Cl.B)                                    152,950      4,137,298
Univision Communications, Inc.*                           155,500      5,209,250
                                                                     -----------
                                                                       9,346,548
                                                                     -----------
COMMUNICATIONS EQUIPMENT - 1.9%
ADC Telecommunications, Inc.*                             252,714      4,260,758
Cisco Systems, Inc.*                                      207,000      4,042,710
                                                                     -----------
                                                                       8,303,468
                                                                     -----------
CONSTRUCTION & ENGINEERING - 1.9%
Shaw Group, Inc.*                                         292,200      8,123,160
                                                                     -----------
CONSUMER FINANCE - 3.9%
American Express Company                                  222,700     11,852,094
PHH Corporation*                                          178,000      4,902,120
                                                                     -----------
                                                                      16,754,214
                                                                     -----------
DATA PROCESSING & OUTSOURCED SERVICES - 2.4%
First Data Corporation                                    229,700     10,345,688
                                                                     -----------
DRUG RETAIL - 3.5%
CVS Corporation                                           489,900     15,039,930
                                                                     -----------
ELECTRIC UTILITIES - 2.2%
KFx, Inc.*                                                636,600      9,727,248
                                                                     -----------
ELECTRICAL COMPONENTS & EQUIPMENT - 0.5%
Power-One, Inc.*                                          316,200      2,086,920
                                                                     -----------
EXCHANGE TRADED FUNDS - 1.5%
S & P Depositary Receipts Trust                            52,000      6,609,720
                                                                     -----------
HEALTH CARE EQUIPMENT - 5.0%
Medtronic, Inc.                                           185,650      8,710,698
Zimmer Holdings, Inc.*                                    227,300     12,892,456
                                                                     -----------
                                                                      21,603,154
                                                                     -----------
HEALTH CARE SERVICES - 1.8%
Medco Health Solutions, Inc.*                             138,100      7,910,368
                                                                     -----------
HOME IMPROVEMENT RETAIL - 2.6%
Home Depot, Inc.                                          311,200     11,137,848
                                                                     -----------
HOTELS, RESORTS & CRUISE LINES - 2.3%
Carnival Corporation                                      237,500      9,913,250
                                                                     -----------
HYPERMARKETS & SUPERCENTERS - 6.1%
Costco Wholesale Corporation                              231,000     13,197,030
Wal-Mart Stores, Inc.                                     275,800     13,285,286
                                                                     -----------
                                                                      26,482,316
                                                                     -----------

                                                          NUMBER       MARKET
                                                        OF SHARES       VALUE
                                                        ---------   ------------
COMMON STOCKS (CONTINUED)
INDUSTRIAL CONGLOMERATES - 6.6%
General Electric Company(1)                               522,700   $ 17,228,192
Tyco International, Ltd.                                  419,600     11,539,000
                                                                    ------------
                                                                      28,767,192
                                                                    ------------
INDUSTRIAL GASES - 2.2%
Praxair, Inc.                                             177,000      9,558,000
                                                                    ------------
INTEGRATED OIL & GAS - 5.4%
Chevron Corporation                                       134,000      8,316,040
Exxon Mobil Corporation                                   246,900     15,147,315
                                                                    ------------
                                                                      23,463,355
                                                                    ------------
IT CONSULTING & OTHER SERVICES - 2.2%
Unisys Corporation*                                     1,505,850      9,456,738
                                                                    ------------
MANAGED HEALTH CARE - 2.6%
WellPoint, Inc.*                                          152,600     11,104,702
                                                                    ------------
MOVIES & ENTERTAINMENT - 2.0%
Time Warner, Inc.                                         505,000      8,736,500
                                                                    ------------
MULTI-LINE INSURANCE - 4.3%
American International Group, Inc.                        315,800     18,647,990
                                                                    ------------
OIL & GAS DRILLING - 0.7%
Transocean, Inc.*                                          40,200      3,228,864
                                                                    ------------
OIL & GAS EQUIPMENT & SERVICES - 3.3%
BJ Services Company                                        83,500      3,111,210
Halliburton Company                                       149,700     11,109,237
                                                                    ------------
                                                                      14,220,447
                                                                    ------------
OTHER DIVERSIFIED FINANCIAL SERVICES - 9.3%
Citigroup, Inc.                                           278,600     13,439,664
First Marblehead Corporation                              349,800     19,917,612
JP Morgan Chase & Company                                 165,900      6,967,800
                                                                    ------------
                                                                      40,325,076
                                                                    ------------
PACKAGED FOODS & MEATS - 1.7%
Tyson Foods, Inc.                                         510,000      7,578,600
                                                                    ------------
PHARMACEUTICALS - 2.8%
Johnson & Johnson                                         201,400     12,067,888
                                                                    ------------
PROPERTY & CASUALTY INSURANCE - 3.1%
Berkshire Hathaway, Inc.*                                     145     13,290,555
                                                                    ------------
SYSTEMS SOFTWARE - 3.1%
Microsoft Corporation                                     578,200     13,472,060
                                                                    ------------
WIRELESS TELECOMMUNICATION SERVICE - 1.8%
Sprint Nextel Corporation                                 392,800      7,852,072
                                                                    ------------
TOTAL COMMON STOCKS
   (cost $371,789,318)                                               432,409,997
                                                                    ------------


                                        6                See accompanying notes.

                                                                        SERIES A
Schedule of Investments                                          (EQUITY SERIES)
June 30, 2006                                                        (unaudited)

                                                        PRINCIPAL      MARKET
                                                         AMOUNT         VALUE
                                                       ----------   ------------
REPURCHASE AGREEMENT - 0.3%
United Missouri Bank, 4.68%, dated 06-30-06,
   matures 07-03-06; repurchase amount of $1,398,545
   (Collateralized by FNMA 2003 83-TD, 3.50%,
   04-25-11 & FNMA #829281, 5.50%, 09-01-35, with
   values of $1,177,747 and $248,343, respectively)    $1,398,000   $  1,398,000
                                                                    ------------
TOTAL REPURCHASE AGREEMENT
   (cost $1,398,000)                                                   1,398,000
                                                                    ------------
TOTAL INVESTMENTS - 100.1%
   (cost $373,187,318)                                               433,807,997
LIABILITIES, LESS CASH & OTHER ASSETS - (0.1%)                          (285,213)
                                                                    ------------
TOTAL NET ASSETS - 100.0%                                           $433,522,784
                                                                    ============

The identified cost of investments owned at June 30, 2006 was the same for federal income tax and financial statement purposes.

*    Non-income producing security

(1) A portion of this security is segregated as collateral for open written options contracts.


                                        7                See accompanying notes.

                                                                        SERIES A
                                                                 (EQUITY SERIES)
                                                                     (unaudited)

Statement of Assets and Liabilities
June 30, 2006

ASSETS:
Investments, at value(1) ........................................   $433,807,997
Cash ............................................................            553
Receivables:
   Fund shares sold .............................................        134,748
   Dividends ....................................................        300,012
Prepaid expenses ................................................          6,195
                                                                    ------------
Total assets ....................................................    434,249,505
                                                                    ------------
LIABILITIES:
Payable for:
   Fund shares redeemed .........................................        353,749
   Written options, at value (premiums received, $207,114) ......         26,430
   Management fees ..............................................        265,425
   Custodian fees ...............................................          1,434
   Transfer agent and administration fees .......................         35,781
   Professional fees ............................................         37,208
   Director's fees ..............................................          6,226
   Other ........................................................            468
                                                                    ------------
Total liabilities ...............................................        726,721
                                                                    ------------
NET ASSETS ......................................................   $433,522,784
                                                                    ============
NET ASSETS CONSIST OF:
Paid in capital .................................................   $323,249,731
Accumulated undistributed net investment income .................      3,461,022
Accumulated undistributed net realized gain
   on sale of investments and options written ...................     46,010,668
Net unrealized appreciation in value
   of investments and options written ...........................     60,801,363
                                                                    ------------
Net assets ......................................................   $433,522,784
                                                                    ============
Capital shares authorized .......................................      unlimited
Capital shares outstanding ......................................     18,591,193
Net asset value per share
   (net assets divided by shares outstanding) ...................   $      23.32
                                                                    ============
(1) Investments, at cost ........................................   $373,187,318

Statement of Operations
For the Six Months Ended June 30, 2006

INVESTMENT INCOME:
   Dividends ....................................................   $  2,752,903
   Interest .....................................................         56,031
                                                                    ------------
   Total investment income ......................................      2,808,934
                                                                    ------------
EXPENSES:
   Management fees ..............................................      1,698,983
   Administration fees ..........................................        215,346
   Transfer agent/maintenance fees ..............................         12,614
   Custodian fees ...............................................         11,762
   Directors' fees ..............................................         11,624
   Professional fees ............................................         33,058
   Reports to shareholders ......................................         40,820
   Other expenses ...............................................         10,254
                                                                    ------------
   Total expenses ...............................................      2,034,461
                                                                    ------------
   Net investment income ........................................        774,473
                                                                    ------------
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain during the period on:
   Investments ..................................................     25,864,450
   Options written ..............................................        744,718
                                                                    ------------
   Net realized gain ............................................     26,609,168
                                                                    ------------
Net unrealized appreciation (depreciation)
   during the period on:
   Investments ..................................................    (18,264,136)
   Options written ..............................................        106,117
                                                                    ------------
   Net unrealized depreciation ..................................    (18,158,019)
                                                                    ------------
   Net realized and unrealized gain .............................      8,451,149
                                                                    ------------
   Net increase in net assets resulting from operations .........   $  9,225,622
                                                                    ============


                                        8                See accompanying notes.

                                                                        SERIES A
Statement of Changes in Net Assets                               (EQUITY SERIES)

                                                     SIX MONTHS
                                                        ENDED
                                                      JUNE 30,       YEAR ENDED
                                                        2006        DECEMBER 31,
                                                     (UNAUDITED)        2005
                                                    ------------   -------------
INCREASE (DECREASE) IN NET ASSETS FROM
   OPERATIONS:
   Net investment income ........................   $    774,473   $   2,686,549
   Net realized gain during the period on
      investments and options written and
      purchased .................................     26,609,168      25,155,673
   Net unrealized depreciation during the period
      on investments and options written ........    (18,158,019)     (9,007,148)
                                                    ------------   -------------
   Net increase in net assets resulting from
      operations ................................      9,225,622      18,835,074
                                                    ------------   -------------
CAPITAL SHARE TRANSACTIONS:
   Proceeds from sale of shares .................     19,036,525      44,233,911
   Cost of shares redeemed ......................    (61,669,999)   (126,234,284)
                                                    ------------   -------------
   Net decrease from capital share
      transactions ..............................    (42,633,474)    (82,000,373)
                                                    ------------   -------------
   Net decrease in net assets ...................    (33,407,852)    (63,165,299)
                                                    ------------   -------------
NET ASSETS:
   Beginning of period ..........................    466,930,636     530,095,935
                                                    ------------   -------------
   End of period ................................   $433,522,784   $ 466,930,636
                                                    ============   =============
   Accumulated undistributed net investment
      income at end of period ...................   $  3,461,022   $   2,686,549
                                                    ============   =============
CAPITAL SHARE ACTIVITY:
   Shares sold ..................................        813,299       2,025,092
   Shares redeemed ..............................     (2,634,173)     (5,789,676)
                                                    ------------   -------------
   Total capital share activity .................     (1,820,874)     (3,764,584)
                                                    ============   =============


                                        9                See accompanying notes.

                                                                        SERIES A
Financial Highlights                                             (EQUITY SERIES)
Selected data for each share of capital stock outstanding throughout each period

                                                            SIX MONTHS                                                  YEAR ENDED,
                                                          ENDED JUNE 30,                                               DECEMBER 31,
                                                              2006(d)        2005       2004       2003       2002         2001
                                                          --------------   --------   --------   --------   --------   ------------
PER SHARE DATA
Net asset value, beginning of period                         $  22.88      $  21.93   $  20.37   $  16.83   $  22.36    $  28.50
                                                             --------      --------   --------   --------   --------    --------
Income (loss) from investment operations:
Net investment income                                            0.05          0.16       0.18       0.13       0.10        0.06
Net gain (loss) on securities (realized and unrealized)          0.39          0.79       1.40       3.53      (5.47)      (3.14)
                                                             --------      --------   --------   --------   --------    --------
Total from investment operations                                 0.44          0.95       1.58       3.66      (5.37)      (3.08)
                                                             --------      --------   --------   --------   --------    --------
Less distributions:
Dividends from net investment income                               --            --      (0.02)     (0.12)     (0.16)      (0.05)
Distributions from realized gains                                  --            --         --         --         --       (3.01)
                                                             --------      --------   --------   --------   --------    --------
Total distributions                                                --            --      (0.02)     (0.12)     (0.16)      (3.06)
                                                             --------      --------   --------   --------   --------    --------
Net asset value, end of period                               $  23.32      $  22.88   $  21.93   $  20.37   $  16.83    $  22.36
                                                             ========      ========   ========   ========   ========    ========
TOTAL RETURN(a)                                                  1.92%         4.33%      7.77%     21.74%    (24.10%)    (11.41%)
                                                             --------      --------   --------   --------   --------    --------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)                     $433,523      $466,931   $530,096   $559,290   $517,837    $790,602
                                                             --------      --------   --------   --------   --------    --------
Ratios to average net assets:
Net investment income                                            0.34%         0.55%      0.81%      0.66%      0.49%       0.26%
Total expenses(b)                                                0.90%         0.89%      0.87%      0.82%      0.82%       0.83%
Net expenses(c)                                                  0.90%         0.89%      0.87%      0.82%      0.82%       0.82%
Total expenses after custodian earnings credits                  0.90%         0.89%      0.87%      0.82%      0.82%       0.83%
                                                             --------      --------   --------   --------   --------    --------
Portfolio turnover rate                                            29%           37%        27%        53%        25%         20%

(a) Total return does not take into account any of the expenses associated with an investment in variable insurance products offered by Security Benefit Life Insurance Company. If total return had taken into account these expenses, performance would have been lower. Shares of a series of SBL Fund are available only through the purchase of such products.

(b) Total expense information reflects expense ratios absent fund expense reductions by the Investment Manager.

(c) Net expense information reflects the expense ratios after voluntary expense waivers, reimbursements and custodian earnings credits, as applicable.

(d) Unaudited figures for the six months ended June 30, 2006. Percentage amounts for the period, except total return, have been annualized.


                                       10                See accompanying notes.

                                    SERIES B

                             LARGE CAP VALUE SERIES

                           (SECURITY BENEFIT(SM) LOGO)
                        Security Management Company, LLC

                                    ADVISER,
                        SECURITY MANAGEMENT COMPANY, LLC

                                                                        SERIES B
Manager's Commentary                                    (LARGE CAP VALUE SERIES)
June 30, 2006                                                        (unaudited)

PERFORMANCE

SERIES B VS. RUSSELL 1000 VALUE INDEX

                              (PERFORMANCE GRAPH)

DATE           value
----         ---------
SBL B
 6/30/1996   10,000.00
 9/30/1996   10,422.85
12/31/1996   10,760.25
 3/31/1997   10,851.44
 6/30/1997   12,422.92
 9/30/1997   13,130.59
12/31/1997   13,611.58
 3/31/1998   15,140.51
 6/30/1998   14,664.60
 9/30/1998   13,354.93
12/31/1998   14,686.74
 3/31/1999   14,716.52
 6/30/1999   16,818.89
 9/30/1999   15,034.32
12/31/1999   14,905.98
 3/31/2000   14,080.93
 6/30/2000   13,329.21
 9/30/2000   13,898.60
12/31/2000   13,898.60
 3/31/2001   12,922.22
 6/30/2001   13,479.76
 9/30/2001   11,743.62
12/31/2001   13,119.82
 3/31/2002   12,990.54
 6/30/2002   11,571.71
 9/30/2002    9,340.07
12/31/2002    9,952.54
 3/31/2003    9,456.35
 6/30/2003   10,923.35
 9/30/2003   11,317.31
12/31/2003   12,819.72
 3/31/2004   13,247.53
 6/30/2004   13,109.76
 9/30/2004   12,849.41
12/31/2004   14,206.18
 3/31/2005   14,068.32
 6/30/2005   14,126.37
 9/30/2005   15,338.03
12/31/2005   15,700.80
 3/31/2006   16,796.37
 6/30/2006   17,427.60

RUSSELL 1000 VALUE

DATE           value
----         ---------
 6/30/1996   10,000.00
   9/30/96   10,291.10
  12/31/96   11,317.60
   3/31/97   11,607.47
   6/30/97   13,318.97
   9/30/97   14,644.91
  12/31/97   15,299.64
   3/31/98   17,082.59
   6/30/98   17,159.39
   9/30/98   15,172.64
  12/31/98   17,692.11
   3/31/99   17,946.15
   6/30/99   19,969.26
   9/30/99   18,013.60
  12/31/99   18,993.32
   3/31/00   19,084.03
  06/30/00   18,189.63
  09/30/00   19,619.85
  12/31/00   20,326.46
 3/31/2001   19,136.25
 6/30/2001   20,069.92
 9/30/2001   17,871.25
12/31/2001   19,189.37
 3/31/2002   19,974.19
 6/30/2002   18,272.79
 9/30/2002   14,842.41
12/31/2002   16,211.11
 3/31/2003   15,422.61
 6/30/2003   18,087.08
 9/30/2003   18,460.24
12/31/2003   21,079.58
 3/31/2004   21,716.82
 6/30/2004   21,908.15
 9/30/2004   22,245.49
12/31/2004   24,555.01
 3/31/2005   24,574.88
 6/30/2005   24,986.05
 9/30/2005   25,955.97
12/31/2005   26,285.72
 3/31/2006   27,843.05
 6/30/2006   28,006.04

                              $10,000 OVER 10 YEARS

The chart above assumes a hypothetical $10,000 investment in Series B (Large Cap Value Series) on June 30, 1996 and reflects the fees and expenses of Series B. The Russell 1000 Value Index is an unmanaged index representing the performance of those Russell 1000 Index companies with lower price-to-book ratios and lower forecasted growth values.

AVERAGE ANNUAL RETURNS

PERIODS ENDED 06-30-06(1)   1 YEAR   5 YEARS   10 YEARS
-------------------------   ------   -------   --------
Series B                    23.37%    5.27%      5.71%

(1) Performance figures do not reflect fees and expenses associated with an investment in variable insurance products offered by Security Benefit Life Insurance Company. If returns had taken into account these fees and expenses, performance would have been lower. Shares of a Series of SBL Fund are available only through the purchase of such products.

     The performance data quoted above represents past per formance. Past performance is not predictive of future performance. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

PORTFOLIO COMPOSITION BY SECTOR

Consumer Discretionary                    9.94%
Consumer Staples                         12.43
Energy                                   15.47
Financials                               17.72
Health Care                               4.42
Industrials                              17.93
Information Technology                    6.72
Materials                                 6.16
Telecommunication Services                2.59
Utilities                                 1.76
Exchange Traded Funds                     3.48
Asset Backed Commercial Paper             0.23
Commercial Paper                          0.80
Repurchase Agreement                      0.27
Cash & other assets, less liabilities     0.08
                                        ------
Total net assets                        100.00%
                                        ======


                                       12                See accompanying notes.

                                                                        SERIES B
Manager's Commentary                                    (LARGE CAP VALUE SERIES)
June 30, 2006                                                        (unaudited)

PERFORMANCE

INFORMATION ABOUT YOUR SERIES EXPENSES

CALCULATING YOUR ONGOING SERIES EXPENSES

EXAMPLE

As a shareholder of the Series, you incur ongoing costs, including management fees and other series expenses. Performance figures and expense ratios do not reflect fees and expenses associated with an investment in variable insurance products. Shares of a Series of SBL Fund are available only through the purchase of such products This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2006 - June 30, 2006.

ACTUAL EXPENSES

The first line in the table provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table provides information about hypothetical account values and hypothetical expenses based on the Series actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses associated with an investment in variable insurance products. Therefore, the second line is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these fees and expenses associated with an investment in variable insurance products were included, your costs would have been higher.

SERIES EXPENSES

                                                       ENDING
                                      BEGINNING       ACCOUNT      EXPENSES PAID
                                    ACCOUNT VALUE      VALUE          DURING
                                       01-01-06     06-30-06(1)      PERIOD(2)
                                    -------------   -----------   --------------
Series B (Large Cap Value Series)
   Actual                             $1,000.00      $1,110.00         $4.13
   Hypothetical                        1,000.00       1,020.88          3.96

(1) The actual ending account value is based on the actual total return of the Series for the period January 1, 2006 to June 30, 2006 after actual expens-es and will differ from the hypothetical ending account value which is based on the Series expense ratio and a hypothetical annual return of 5% before expenses. The actual cumulative return at net asset value for the period January 1, 2006 to June 30, 2006 was 11.00%.

(2) Expenses are equal to the Series annualized expense ratio 0.79% multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

                                                                        SERIES B
Schedule of Investments                                 (LARGE CAP VALUE SERIES)
June 30, 2006                                                        (unaudited)


                                                           NUMBER       MARKET
                                                         OF SHARES      VALUE
                                                         ---------   -----------
COMMON STOCKS - 98.6%
AEROSPACE & DEFENSE - 3.3%
United Technologies Corporation                            228,400   $14,485,128
                                                                     -----------
AGRICULTURAL PRODUCTS - 2.7%
Archer-Daniels-Midland Company                             281,400    11,616,192
                                                                     -----------
ALUMINUM - 0.9%
Alcoa, Inc.                                                119,600     3,870,256
                                                                     -----------
BROADCASTING & CABLE TV - 4.0%
CBS Corporation (Cl.B)                                     342,100     9,253,805
Clear Channel Communications, Inc.                         257,600     7,972,720
                                                                     -----------
                                                                      17,226,525
                                                                     -----------
COMMUNICATIONS EQUIPMENT - 2.5%
3Com Corporation*                                        2,103,400    10,769,408
                                                                     -----------
COMPUTER HARDWARE - 2.4%
Hewlett-Packard Company                                    331,200    10,492,416
                                                                     -----------
CONSTRUCTION & ENGINEERING - 6.8%
McDermott International, Inc.*                             387,300    17,610,531
Shaw Group, Inc.*                                          423,700    11,778,860
                                                                     -----------
                                                                      29,389,391
                                                                     -----------
CONSUMER FINANCE - 1.0%
PHH Corporation*                                           164,000     4,516,560
                                                                     -----------
DIVERSIFIED CHEMICALS - 3.3%
Dow Chemical Company                                       176,400     6,884,892
E.I. du Pont de Nemours & Company                          178,600     7,429,760
                                                                     -----------
                                                                      14,314,652
                                                                     -----------
DRUG RETAIL - 3.4%
CVS Corporation                                            477,800    14,668,460
                                                                     -----------
ELECTRIC UTILITIES - 1.8%
Edison International                                       196,300     7,655,700
                                                                     -----------
EXCHANGE TRADED FUNDS - 3.5%
iShares Russell 1000 Value Index Fund                      119,100     8,687,154
iShares S&P 500 Value Index Fund                            94,000     6,456,860
                                                                     -----------
                                                                      15,144,014
                                                                     -----------
HEALTH CARE SERVICES - 2.2%
Medco Health Soulutions, Inc.*                             165,200     9,462,656
                                                                     -----------
HYPERMARKETS & SUPERCENTERS - 3.3%
Costco Wholesale Corporation                               254,200    14,522,446
                                                                     -----------
INDUSTRIAL CONGLOMERATES - 5.2%
General Electric Company                                   351,900    11,598,624
Tyco International, Ltd.                                   406,600    11,181,500
                                                                     -----------
                                                                      22,780,124
                                                                     -----------
INTEGRATED OIL & GAS - 6.4%
Chevron Corporation                                        151,000     9,371,060
ConocoPhillips                                              92,500     6,061,525
Exxon Mobil Corporation                                    204,600    12,552,210
                                                                     -----------
                                                                      27,984,795
                                                                     -----------

                                                          NUMBER       MARKET
                                                        OF SHARES       VALUE
                                                        ---------   ------------
COMMON STOCKS (CONTINUED)
IT CONSULTING & OTHER SERVICES - 1.8%
Unisys Corporation*                                     1,273,500   $  7,997,580
                                                                    ------------
MANAGED HEALTH CARE - 2.2%
WellPoint, Inc.*                                          134,600      9,794,842
                                                                    ------------
MOVIES & ENTERTAINMENT - 6.0%
News Corporation                                          488,800      9,375,184
Time Warner, Inc.                                         712,600     12,327,980
Viacom, Inc. (Cl.B)*                                      122,100      4,376,064
                                                                    ------------
                                                                      26,079,228
                                                                    ------------
MULTI-LINE INSURANCE - 3.7%
American International Group, Inc.                        272,600     16,097,030
                                                                    ------------
OIL & GAS DRILLING - 0.7%
Transocean, Inc.*                                          39,100      3,140,512
                                                                    ------------
OIL & GAS EQUIPMENT & SERVICES - 2.8%
Halliburton Company                                       166,300     12,341,123
                                                                    ------------
OIL & GAS REFINING & MARKETING - 3.2%
Sasol, Ltd. ADR                                           360,500     13,929,720
                                                                    ------------
OIL & GAS STORAGE & TRANSPORTATION - 2.3%
Williams Companies, Inc.                                  426,800      9,970,048
                                                                    ------------
OTHER DIVERSIFIED FINANCIAL SERVICES - 9.0%
Citigroup, Inc.                                           230,300     11,109,672
First Marblehead Corporation                              328,250     18,690,555
JP Morgan Chase & Company                                 221,700      9,311,400
                                                                    ------------
                                                                      39,111,627
                                                                    ------------
PACKAGED FOODS & MEATS - 1.5%
Tyson Foods, Inc.                                         441,700      6,563,662
                                                                    ------------
PROPERTY & CASUALTY INSURANCE - 4.0%
Berkshire Hathaway, Inc.*                                     190     17,415,210
                                                                    ------------
RAILROADS - 2.6%
Union Pacific Corporation                                 122,800     11,415,488
                                                                    ------------
SPECIALTY CHEMICALS - 2.0%
Rohm & Haas Company                                       172,200      8,630,664
                                                                    ------------
TOBACCO - 1.5%
Altria Group, Inc.                                         91,800      6,740,874
                                                                    ------------
WIRELESS TELECOMMUNICATION SERVICE - 2.6%
Alltel Corporation                                         59,900      3,823,417
Sprint Nextel Corporation                                 372,600      7,448,274
                                                                    ------------
                                                                      11,271,691
                                                                    ------------
TOTAL COMMON STOCKS
   (cost $358,672,956)                                               429,398,022
                                                                    ------------


                                       14                See accompanying notes.

                                                                        SERIES B
Schedule of Investments                                 (LARGE CAP VALUE SERIES)
June 30, 2006                                                        (unaudited)

                                                        PRINCIPAL      MARKET
                                                         AMOUNT         VALUE
                                                       ----------   ------------
COMMERCIAL PAPER - 0.8%
BROKERAGE - 0.6%
Merrill Lynch & Company, Inc.,
   5.26%, 07-06-06                                     $1,000,000   $    999,269
Morgan Stanley, 5.27%, 07-07-06                         1,500,000      1,498,683
                                                                    ------------
                                                                       2,497,952
                                                                    ------------
FINANCIAL - OTHER - 0.2%
Countrywide Financial Corporation,
   5.30%, 07-10-06                                      1,000,000        998,675
                                                                    ------------
TOTAL COMMERCIAL PAPER
   (cost $3,496,627)                                                   3,496,627
                                                                    ------------
ASSET BACKED COMMERCIAL PAPER - 0.2%
FINANCIAL COMPANIES - MISCELLANEOUS
   RECEIVABLES - 0.2%
Fairway Finance Corporation,
   5.26%, 07-05-06                                      1,000,000        999,416
                                                                    ------------
TOTAL ASSET BACKED COMMERCIAL PAPER
   (cost $999,416)                                                       999,416
                                                                    ------------
REPURCHASE AGREEMENT - 0.3%
United Missouri Bank, 4.68%, dated 06-30-06,
   matures 07-03-06; repurchase amount of
   $1,170,456 (Collateralized by FNMA,
   4.00%, 01-26-09 & FHLMC, 5.25%,
   07-18-11, with values of $372,479 and
   $821,338, respectively)                              1,170,000      1,170,000
                                                                    ------------
TOTAL REPURCHASE AGREEMENT
   (cost $1,170,000)                                                   1,170,000
                                                                    ------------
TOTAL INVESTMENTS - 99.9%
   (cost $364,338,999)                                               435,064,065
CASH & OTHER ASSETS, LESS LIABILITIES - 0.1%                             346,632
                                                                    ------------
TOTAL NET ASSETS - 100.0%                                           $435,410,697
                                                                    ============

For federal income tax purposes the identified cost of investments owned at June 30, 2006 was $364,385,965.

*    Non-income producing security

ADR  (American Depositary Receipt)


                                       15                See accompanying notes.

                                                                        SERIES B
                                                        (LARGE CAP VALUE SERIES)
                                                                     (unaudited)

Statement of Assets and Liabilities
June 30, 2006

ASSETS:
Investments, at value(1) .......................................   $ 435,064,065
Cash ...........................................................             329
Receivables:
   Fund shares sold ............................................         329,990
   Dividends ...................................................         517,502
Prepaid expenses ...............................................           6,118
                                                                   -------------
Total assets ...................................................     435,918,004
                                                                   -------------
LIABILITIES:
Payable for:
   Fund shares redeemed ........................................         209,459
   Management fees .............................................         225,957
   Director's fees .............................................           5,288
   Custodian fees ..............................................           4,204
   Transfer agent and administration fees ......................          35,162
   Professional fees ...........................................          27,237
                                                                   -------------
Total liabilities ..............................................         507,307
                                                                   -------------
NET ASSETS .....................................................   $ 435,410,697
                                                                   =============
NET ASSETS CONSIST OF:
Paid in capital ................................................   $ 596,555,120
Accumulated undistributed net investment income ................       5,439,624
Accumulated undistributed net realized loss
   on sale of investments and options written ..................    (237,309,113)
Net unrealized appreciation in value of investments ............      70,725,066
                                                                   -------------
Net assets .....................................................   $ 435,410,697
                                                                   =============
Capital shares authorized ......................................       unlimited
Capital shares outstanding .....................................      18,123,835
Net asset value per share
   (net assets divided by shares outstanding) ..................   $       24.02
                                                                   =============
(1) Investments, at cost .......................................   $ 364,338,999

Statement of Operations
For the Six Months Ended June 30, 2006

INVESTMENT INCOME:
   Dividends ....................................................   $  3,043,678
   Interest .....................................................        106,153
                                                                    ------------
   Total investment income ......................................      3,149,831
                                                                    ------------
EXPENSES:
   Management fees ..............................................      1,375,613
   Administration fees ..........................................        201,048
   Custodian fees ...............................................         14,471
   Transfer agent/maintenance fees ..............................         12,704
   Directors' fees ..............................................         10,563
   Professional fees ............................................         20,203
   Reports to shareholders ......................................         38,290
   Other expenses ...............................................          8,821
                                                                    ------------
   Total expenses ...............................................      1,681,713
                                                                    ------------
   Net investment income ........................................      1,468,118
                                                                    ------------
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain during the period on:
   Investments ..................................................     16,447,521
   Options written ..............................................        372,056
                                                                    ------------
   Net realized gain ............................................     16,819,577
                                                                    ------------
Net unrealized appreciation (depreciation)
   during the period on:
   Investments ..................................................     26,121,980
   Options written ..............................................        (70,564)
                                                                    ------------
   Net unrealized appreciation ..................................     26,051,416
                                                                    ------------
   Net realized and unrealized gain .............................     42,870,993
                                                                    ------------
   Net increase in net assets resulting from operations .........   $ 44,339,111
                                                                    ============


                                       16                See accompanying notes.

                                                                        SERIES B
Statement of Changes in Net Assets                      (LARGE CAP VALUE SERIES)

                                                      SIX MONTHS
                                                         ENDED
                                                       JUNE 30,      YEAR ENDED
                                                         2006       DECEMBER 31,
                                                     (UNAUDITED)        2005
                                                     ------------   ------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
   Net investment income .........................   $  1,468,118   $  3,971,506
   Net realized gain during the period on
      investments and options written ............     16,819,577     48,032,291
   Net unrealized appreciation (depreciation)
      during the period on investments and
      options written ............................     26,051,416    (11,665,891)
                                                     ------------   ------------
   Net increase in net assets resulting
      from operations ............................     44,339,111     40,337,906
                                                     ------------   ------------
CAPITAL SHARE TRANSACTIONS:
   Proceeds from sale of shares ..................     31,008,392     39,815,974
   Cost of shares redeemed .......................    (50,628,574)   (98,954,660)
                                                     ------------   ------------
   Net decrease from capital share transactions ..    (19,620,182)   (59,138,686)
                                                     ------------   ------------
   Net increase (decrease) in net assets .........     24,718,929    (18,800,780)
                                                     ------------   ------------
NET ASSETS:
   Beginning of period ...........................    410,691,768    429,492,548
                                                     ------------   ------------
   End of period .................................   $435,410,697   $410,691,768
                                                     ============   ============
   Accumulated undistributed net investment income
      at end of period ...........................   $  5,439,624   $  3,971,506
                                                     ============   ============
CAPITAL SHARE ACTIVITY:
   Shares sold ...................................      1,334,531      1,980,149
   Shares redeemed ...............................     (2,186,321)    (4,944,509)
                                                     ------------   ------------
   Total capital share activity ..................       (851,790)    (2,964,360)
                                                     ============   ============


                                       17                See accompanying notes.

                                                                        SERIES B
Financial Highlights                                    (LARGE CAP VALUE SERIES)
Selected data for each share of capital stock outstanding throughout each period

                                                            SIX MONTHS                                                  YEAR ENDED
                                                          ENDED JUNE 30,                                               DECEMBER 31,
                                                              2006(f)       2005(e)     2004       2003       2002        2001(d)
                                                          --------------   --------   --------   --------   --------   ------------
PER SHARE DATA
Net asset value, beginning of period                         $  21.64      $  19.58   $  17.68   $  13.84   $  18.59    $  19.93
                                                             --------      --------   --------   --------   --------    --------
Income (loss) from investment operations:
Net investment income                                            0.09          0.24       0.21       0.14       0.13        0.18
Net gain (loss) on securities (realized and unrealized)          2.29          1.82       1.70       3.84      (4.58)      (1.29)
                                                             --------      --------   --------   --------   --------    --------
Total from investment operations                                 2.38          2.06       1.91       3.98      (4.45)      (1.11)
                                                             --------      --------   --------   --------   --------    --------
Less distributions:
Dividends from net investment income                               --            --      (0.01)     (0.14)     (0.30)      (0.23)
                                                             --------      --------   --------   --------   --------    --------
Total distributions                                                --            --      (0.01)     (0.14)     (0.30)      (0.23)
                                                             --------      --------   --------   --------   --------    --------
Net asset value, end of period                               $  24.02      $  21.64   $  19.58   $  17.68   $  13.84    $  18.59
                                                             ========      ========   ========   ========   ========    ========
TOTAL RETURN(a)                                                 11.00%        10.52%     10.82%     28.81%    (24.14%)     (5.60%)
                                                             --------      --------   --------   --------   --------    --------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)                     $435,411      $410,692   $429,493   $434,575   $370,746    $563,240
                                                             --------      --------   --------   --------   --------    --------
Ratios to average net assets:
Net investment income                                            0.69%         0.98%      1.09%      0.93%      0.74%       0.89%
Total expenses(b)                                                0.79%         0.84%      0.92%      0.89%      0.91%       0.93%
Net expenses(c)                                                  0.79%         0.84%      0.87%      0.83%      0.82%       0.83%
                                                             --------      --------   --------   --------   --------    --------
Portfolio turnover rate                                            19%           99%        73%        60%        68%        145%

(a) Total return does not take into account any of the expenses associated with an investment in variable insurance products offered by Security Benefit Life Insurance Company. If total return had taken into account these expenses, performance would have been lower. Shares of a series of SBL Fund are available only through the purchase of such products.

(b) Total expense information reflects expense ratios absent fund expense reductions by the Investment Manager.

(c) Net expense information reflects the expense ratios after voluntary expense waivers, reimbursements and custodian earnings credits, as applicable.

(d) The Dreyfus Corporation became sub-adviser of Series B effective January 2, 2001. Prior to January 2, 2001, advisory services were provided by the Investment Manager.

(e) SMC became the advisor of Series B effective June 30, 2005. Prior to June 30, 2005, SMC paid Dreyfus Corporation for sub-advisory services.

(f) Unaudited figures for the six months ended June 30, 2006. Percentage amounts for the period, except total return, have been annualized.


                                       18                See accompanying notes.

                                    SERIES C

                               MONEY MARKET SERIES

                           (SECURITY BENEFIT(SM) LOGO)
                        SECURITY MANAGEMENT COMPANY, LLC

                                    ADVISER,
                        SECURITY MANAGEMENT COMPANY, LLC

                                                                        SERIES C
Manager's Commentary                                       (MONEY MARKET SERIES)
June 30, 2006                                                        (unaudited)

PERFORMANCE

PORTFOLIO COMPOSITION BY QUALITY RATINGS
(BASED ON STANDARD AND POOR'S RATINGS)

Tier 1                                  102.38%
Repurchase Agreement                      0.54
Liabilities, less cash & other assets    (2.92)
                                        ------
Total net assets                        100.00%
                                        ======

AVERAGE ANNUAL RETURNS

PERIODS ENDED 06-30-06(1)   1 YEAR   5 YEARS   10 YEARS
-------------------------   ------   -------   --------
Series C                     3.58%    1.69%      3.42%

(1) Performance figures do not reflect fees and expenses associated with an investment in variable insurance products offered by Security Benefit Life Insurance Company. If returns had taken into account these fees and expenses, performance would have been lower. Shares of a Series of SBL Fund are available only through the purchase of such products.

     The performance data quoted above represents past per formance. Past performance is not predictive of future performance. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.


                                       20                See accompanying notes.

                                                                        SERIES C
Manager's Commentary                                       (MONEY MARKET SERIES)
June 30, 2006                                                        (unaudited)

PERFORMANCE

INFORMATION ABOUT YOUR SERIES EXPENSES

CALCULATING YOUR ONGOING SERIES EXPENSES

EXAMPLE

As a shareholder of the Series, you incur ongoing costs, including management fees and other series expenses. Performance figures and expense ratios do not reflect fees and expenses associated with an investment in variable insurance products. Shares of a Series of SBL Fund are available only through the purchase of such products. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2006 - June 30, 2006.

ACTUAL EXPENSES

The first line in the table provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table provides information about hypothetical account values and hypothetical expenses based on the Series actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses associated with an investment in variable insurance products. Therefore, the second line is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these fees and expenses associated with an investment in variable insurance products were included, your costs would have been higher.

SERIES EXPENSES

                                   BEGINNING         ENDING      EXPENSES PAID
                                 ACCOUNT VALUE   ACCOUNT VALUE       DURING
                                    01-01-06      06-30-06(1)      PERIOD(2)
                                 -------------   -------------   -------------
Series C (Money Market Series)
   Actual                          $1,000.00       $1,019.70         $3.41
   Hypothetical                     1,000.00        1,021.42          3.41

(1) The actual ending account value is based on the actual total return of the Series for the period January 1, 2006 to June 30, 2006 after actual expenses and will differ from the hypothetical ending account value which is based on the Series expense ratio and a hypothetical annual return of 5% before expenses. The actual cumulative return at net asset value for the period January 1, 2006 to June 30, 2006 was 1.97%.

(2) Expenses are equal to the Series annualized expense ratio 0.68% multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

                                                                        SERIES C
Schedule of Investments                                    (MONEY MARKET SERIES)
June 30, 2006                                                        (unaudited)

                                                       PRINICIPAL      MARKET
                                                         AMOUNT         VALUE
                                                       ----------   ------------
CERTIFICATE OF DEPOSIT - DOMESTIC - 5.8%
BNP Paribas NY Branch,
   4.24%, 08-25-06                                     $3,050,000   $  3,044,310
Barclays plc, 5.115%, 08-25-06                          3,000,000      2,999,118
                                                                    ------------
TOTAL CERTIFICATES OF DEPOSIT
   (cost $6,044,451)                                                   6,043,428
                                                                    ------------
COMMERCIAL PAPER - 28.7%
BANKING - 8.6%
UBS Finance (DE) LLC:
   5.03%, 07-07-06                                      2,200,000      2,198,156
   5.145%, 07-14-06                                     2,500,000      2,495,355
Westpac Banking Corporation:
   5.07%, 07-21-06                                      1,850,000      1,844,702
   5.07%, 08-02-06                                      1,200,000      1,194,740
   5.30%, 08-18-06                                      1,125,000      1,117,050
                                                                    ------------
                                                                       8,850,003
                                                                    ------------
BROKERAGE - 1.4%
Morgan Stanley, 5.28%, 07-13-06                         1,400,000      1,397,536
                                                                    ------------
FINANCIAL - OTHER - 4.6%
Countrywide Financial:
   5.32%, 07-07-06                                      1,000,000        999,113
   5.11%, 07-20-06                                      2,000,000      1,994,606
   5.32%, 07-24-06                                      1,810,000      1,803,848
                                                                    ------------
                                                                       4,797,567
                                                                    ------------
FINANCIAL COMPANIES - CAPTIVE - 2.4%
Caterpillar Finance Service Corporation,
   5.15%, 07-05-06                                      2,500,000      2,498,569
                                                                    ------------
FINANCIAL COMPANIES - NONCAPTIVE DIVERSIFIED - 3.4%
CIT Group, Inc.:
   5.05%, 08-01-06                                      2,000,000      1,991,477
   5.05%, 08-04-06                                      1,500,000      1,492,937
                                                                    ------------
                                                                       3,484,414
                                                                    ------------
NON U.S. BANKING - 8.3%
BNP Paribas Finance, Inc.,
   5.04%, 07-13-06                                      1,100,000      1,098,152
Bank of Ireland, 5.32%, 08-21-06                        1,650,000      1,637,564
Danske Corporation,
   5.20%, 07-26-06                                      1,000,000        996,389
Societe Generale:
   5.10%, 07-19-06                                      1,800,000      1,795,410
   5.32%, 08-15-06                                      1,415,000      1,405,590
   5.06%, 08-24-06                                      1,700,000      1,686,949
                                                                    ------------
                                                                       8,620,054
                                                                    ------------
TOTAL COMMERCIAL PAPER
   (cost $29,647,879)                                                 29,648,143
                                                                    ------------

                                                       PRINICIPAL      MARKET
                                                         AMOUNT         VALUE
                                                       ----------   ------------
ASSET BACKED COMMERCIAL PAPER - 42.7%
FINANCIAL COMPANIES - CAPTIVE - 3.3%
Edison Asset Securitization LLC:
   5.05%, 07-26-06                                     $2,000,000   $  1,993,187
   5.08%, 07-31-06                                      1,400,000      1,394,188
                                                                    ------------
                                                                       3,387,375
                                                                    ------------
FINANCIAL COMPANIES - DIVERSIFIED - 8.2%
Amstel Funding Corporation:
   5.00%, 07-17-06                                      1,700,000      1,696,470
   5.07%, 08-15-06                                      1,000,000        993,634
Amsterdam Funding Corporation:
   5.09%, 07-11-06                                      1,280,000      1,278,190
   5.20%, 07-27-06                                      3,000,000      2,988,733
Govco, Inc., 5.05%, 07-18-06                            1,500,000      1,496,662
                                                                    ------------
                                                                       8,453,689
                                                                    ------------
FINANCIAL COMPANIES - MISCELLANEOUS
RECEIVABLES - 11.9%
Fairway Finance Corporation:
   5.13%, 07-11-06                                      2,000,000      1,997,150
   5.05%, 07-24-06                                      1,250,000      1,246,114
   5.06%, 07-25-06                                      1,000,000        996,627
Falcon Asset Securitization Corporation:
   5.19%, 07-17-06                                      1,384,000      1,380,795
   5.23%, 07-21-06                                      1,300,000      1,296,223
Jupiter Securitization Corporation:
   5.14%, 07-13-06                                      1,000,000        998,287
   5.26%, 07-25-06                                      2,200,000      2,192,285
   5.30%, 07-28-06                                      2,200,000      2,191,255
                                                                    ------------
                                                                      12,298,736
                                                                    ------------
FINANCIAL COMPANIES - SECURITIES - 7.6%
Galaxy Funding, Inc.:
   5.33%, 08-03-06                                      2,000,000      1,990,228
   5.06%, 08-09-06                                      1,400,000      1,392,331
Perry Global Funding LLC:
   5.03%, 07-06-06                                      1,500,000      1,498,952
   5.26%, 07-10-06                                      2,000,000      1,997,370
   5.07%, 08-10-06                                      1,000,000        994,374
                                                                    ------------
                                                                       7,873,255
                                                                    ------------
FINANCIAL COMPANIES - TRADE RECEIVABLES - 11.7%
Eureka Securitization:
   5.07%, 07-10-06                                      2,440,000      2,436,914
   5.05%, 07-12-06                                      2,000,000      1,996,914
Old Line Funding LLC:
   5.03%, 07-05-06                                      1,300,000      1,299,273
   5.03%, 07-06-06                                      1,100,000      1,099,232
   5.19%, 07-19-06                                      1,746,000      1,741,443
Sheffield Receivables Corporation:
   5.14%, 07-12-06                                      2,000,000      1,996,810
   5.07%, 07-18-06                                      1,500,000      1,496,409
                                                                    ------------
                                                                      12,066,995
                                                                    ------------
TOTAL ASSET BACKED COMMERCIAL PAPER
   (cost $44,080,633)                                                 44,080,050
                                                                    ------------


                                       22                See accompanying notes.

                                                                        SERIES C
Schedule of Investments                                    (MONEY MARKET SERIES)
June 30, 2006                                                        (unaudited)

                                                       PRINICIPAL      MARKET
                                                         AMOUNT         VALUE
                                                       ----------   ------------
CORPORATE BONDS - 14.2%
AUTOMOTIVE - 1.0%
American Honda Finance,
   5.47%, 09-11-06(1)                                  $1,000,000   $  1,000,157
                                                                    ------------
BANKING - 1.6%
Bank One Corporation,
   5.284%, 08-11-06(1)                                  1,625,000      1,624,647
                                                                    ------------
BROKERAGE - 5.2%
Bear Stearns Company, Inc.,
   5.429%, 07-17-06(1)                                  1,000,000      1,000,613
Goldman Sachs Group, Inc.:
   5.149%, 07-03-06(1)                                  1,300,000      1,300,084
   5.28%, 07-27-06(1)                                   1,500,000      1,500,641
Morgan Stanley, 5.295%, 08-15-06(1)                     1,600,000      1,600,776
                                                                    ------------
                                                                       5,402,114
                                                                    ------------
FINANCIAL COMPANIES - NONCAPTIVE CONSUMER - 6.4%
American Express Credit,
   5.289%, 07-17-06(1)                                  3,675,000      3,676,665
HSBC Finance Corporation,
   5.26%, 08-29-06(1)                                   3,000,000      3,000,363
                                                                    ------------
                                                                       6,677,028
                                                                    ------------
TOTAL CORPORATE BONDS
   (cost $14,706,593)                                                 14,703,946
                                                                    ------------
MISCELLANEOUS ASSETS - 2.9%
United of Omaha Life Insurance Company,
   5.159%, 07-01-06(1)                                  3,000,000      3,000,000
                                                                    ------------
TOTAL MISCELLANEOUS ASSETS
   (cost $3,000,000)                                                   3,000,000
                                                                    ------------
U.S. GOVERNMENT SPONSORED AGENCIES - 6.3%
FEDERAL HOME LOAN BANK - 2.4%
   5.125%, 11-17-06                                     2,500,000      2,496,893
                                                                    ------------
FEDERAL HOME LOAN MORTGAGE CORPORATION - 3.9%
   4.125%, 09-27-06                                     1,500,000      1,495,283
   4.85%, 02-27-07                                      1,500,000      1,493,259
   5.375%, 06-12-07                                     1,000,000        997,588
                                                                    ------------
                                                                       3,986,130
                                                                    ------------
TOTAL U.S. GOVERNMENT SPONSORED AGENCIES
   (cost $6,499,868)                                                   6,483,023
                                                                    ------------

                                                       PRINICIPAL      MARKET
                                                         AMOUNT         VALUE
                                                       ----------   ------------
MORTGAGE BACKED SECURITIES - 1.8%
SMALL BUSINESS ASSOCIATION POOLS - 1.8%
   #503295, 5.25%, 07-01-06(1)                         $  183,489   $    184,563
   #503303, 5.25%, 07-01-06(1)                            211,964        213,203
   #503308, 5.50%, 07-01-06(1)                            152,121        152,121
   #503459, 5.50%, 07-01-06(1)                            330,503        329,264
   #503176, 5.625%, 07-01-06(1)                            52,893         53,158
   #503343, 5.625%, 07-01-06(1)                           243,222        243,221
   #503347, 5.625%, 07-01-06(1)                           425,972        425,972
   #502353, 5.75%, 07-01-06(1)                             41,591         41,591
   #502163, 6.00%, 07-01-06(1)                            223,937        223,937
                                                                    ------------
TOTAL MORTGAGE-BACKED SECURITIES
   (cost $1,864,965)                                                   1,867,030
                                                                    ------------
REPURCHASE AGREEMENT - 0.5%
United Missouri Bank, 4.68%, dated
   06-30-06, matures 07-03-06;
   repurchase amount of $563,220
   (Collateralized by FHLB, 3.50%,
   8-15-06 & FHLB, 2.75%,
   11-15-06 with values of
   $80,877 and $496,679
   respectively)                                          563,000        563,000
                                                                    ------------
TOTAL REPURCHASE AGREEMENT
   (cost $563,000)                                                       563,000
                                                                    ------------
TOTAL INVESTMENTS - 102.9%
   (cost $106,407,389)                                               106,388,620
LIABILITIES, LESS CASH & OTHER ASSETS - (2.9%)                        (3,014,954)
                                                                    ------------
TOTAL NET ASSETS - 100.0%                                           $103,373,666
                                                                    ============

The identified cost of investments owned at June 30, 2006 was the same for federal income tax and financial statement purposes.

(1) Variable rate security. Rate indicated is rate effective at June 30, 2006. Maturity date indicated is next interest reset date.


                                       23                See accompanying notes.

                                                                        SERIES C
                                                           (MONEY MARKET SERIES)
                                                                     (unaudited)

Statement of Assets and Liabilities
June 30, 2006

ASSETS:
Investments, at value(1).........................................   $106,388,620
Cash ............................................................            692
Receivables:
   Fund shares sold..............................................        731,179
   Securities sold...............................................          8,552
   Interest......................................................        298,998
Prepaid expenses.................................................          1,134
                                                                    ------------
Total assets.....................................................    107,429,175
                                                                    ------------
LIABILITIES:
Payable for:
   Fund shares redeemed..........................................      3,992,920
   Management fees...............................................         41,797
   Custodian fees................................................          1,808
   Transfer agent and administration fees........................         10,712
   Professional fees.............................................          7,651
   Director's fees...............................................            621
                                                                    ------------
Total liabilities................................................      4,055,509
                                                                    ------------
NET ASSETS.......................................................   $103,373,666
                                                                    ============
NET ASSETS CONSIST OF:
Paid in capital..................................................   $ 99,695,048
Accumulated undistributed net investment income..................      3,697,386
Net unrealized depreciation in value of
   investments...................................................        (18,768)
                                                                    ------------
Net assets.......................................................   $103,373,666
                                                                    ============
Capital shares authorized........................................      unlimited
Capital shares outstanding.......................................      8,314,043
Net asset value per share
   (net assets divided by shares outstanding)                       $      12.43
                                                                    ============
(1)Investments, at cost..........................................   $106,407,389

Statement of Operations
For the Six Months Ended June 30, 2006

INVESTMENT INCOME:
   Interest......................................................   $  1,975,664
                                                                    ------------
   Total investment income.......................................      1,975,664
                                                                    ------------
EXPENSES:
   Management fees...............................................        205,350
   Custodian fees................................................          5,965
   Transfer agent/maintenance fees...............................         12,637
   Administration fees...........................................         40,709
   Directors' fees...............................................          1,693
   Professional fees ............................................          5,485
   Reports to shareholders ......................................          6,658
   Other expenses................................................          1,591
                                                                    ------------
   Total expenses................................................        280,088
                                                                    ------------
   Net investment income.........................................      1,695,576
                                                                    ------------
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain during the period on:
   Investments...................................................             --
                                                                    ------------
   Net realized gain.............................................             --
                                                                    ------------
Net unrealized depreciation during the period on:
   Investments...................................................         (5,292)
                                                                    ------------
   Net realized and unrealized loss..............................         (5,292)
                                                                    ------------
   Net increase in net assets resulting from operations..........   $  1,690,284
                                                                    ============


                                       24                See accompanying notes.

                                                                        SERIES C
Statement of Changes in Net Assets                         (MONEY MARKET SERIES)

                                                        SIX
                                                    MONTHS ENDED     YEAR ENDED
                                                   JUNE 30, 2006      DECEMBER
                                                    (UNAUDITED)       31, 2005
                                                   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS FROM
OPERATIONS:
   Net investment income .......................   $   1,695,576   $   2,001,810
   Net unrealized depreciation during the period
      on investments ...........................          (5,292)         (2,778)
                                                   -------------   -------------
   Net increase in net assets resulting from
      operations ...............................       1,690,284       1,999,032
                                                   -------------   -------------
CAPITAL SHARE TRANSACTIONS
   Proceeds from sale of shares ................     147,321,599     201,348,365
   Cost of shares redeemed .....................    (117,293,150)   (197,776,333)
                                                   -------------   -------------
   Net increase from capital share
      transactions .............................      30,028,449       3,572,032
                                                   -------------   -------------
   Net increase in net assets ..................      31,718,733       5,571,064
                                                   -------------   -------------
NET ASSETS:
   Beginning of period .........................      71,654,933      66,083,869
                                                   -------------   -------------
   End of period ...............................   $ 103,373,666   $  71,654,933
                                                   =============   =============
   Accumulated undistributed net investment
      income at end of period ..................   $   3,697,387   $   2,001,810
                                                   =============   =============
CAPITAL SHARE ACTIVITY:
   Shares sold .................................      11,955,017      16,766,162
   Shares redeemed .............................      (9,521,554)    (16,450,894)
                                                   -------------   -------------
   Total capital share activity ................       2,433,463         315,268
                                                   =============   =============


                                       25                See accompanying notes.

                                                                        SERIES C
Financial Highlights                                       (MONEY MARKET SERIES)
Selected data for each share of capital stock outstanding throughout each period

                                                            SIX MONTHS                                               YEAR ENDED
                                                          ENDED JUNE 30,                                            DECEMBER 31,
                                                            2006(c, d)       2005      2004      2003      2002         2001
                                                          --------------   -------   -------   -------   --------   ------------
PER SHARE DATA
Net asset value, beginning of period                        $  12.19       $ 11.87   $ 11.79   $ 11.82   $  12.20     $  12.69
                                                            --------       -------   -------   -------   --------     --------
Income (loss) from investment operations:
Net investment income                                           0.25          0.33      0.11      0.09       0.16         0.54
Net gain (loss) on securities (realized and unrealized)        (0.01)        (0.01)    (0.02)    (0.02)     (0.02)       (0.09)
                                                            --------       -------   -------   -------   --------     --------
Total from investment operations                                0.24          0.32      0.09      0.07       0.14         0.45
                                                            --------       -------   -------   -------   --------     --------
Less distributions:
Dividends from net investment income                              --            --     (0.01)    (0.10)     (0.52)       (0.94)
                                                            --------       -------   -------   -------   --------     --------
Total distributions                                               --            --     (0.01)    (0.10)     (0.52)       (0.94)
                                                            --------       -------   -------   -------   --------     --------
Net asset value, end of period                              $  12.43       $ 12.19   $ 11.87   $ 11.79   $  11.82     $  12.20
                                                            ========       =======   =======   =======   ========     ========
TOTAL RETURN(a)                                                 1.97%         2.70%     0.72%     0.55%      1.20%        3.75%
                                                            --------       -------   -------   -------   --------     --------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)                    $103,374       $71,655   $66,084   $86,458   $117,297     $131,277
                                                            --------       -------   -------   -------   --------     --------
Ratios to average net assets:
Net investment income                                           4.12%         2.63%     0.70%     0.63%      1.26%        3.50%
Total expenses(b)                                               0.68%         0.69%     0.65%     0.59%      0.58%        0.58%
                                                            --------       -------   -------   -------   --------     --------

(a) Total return does not take into account any of the expenses associated with an investment in variable insurance products offered by Security Benefit Life Insurance Company. If total return had taken into account these expenses, performance would have been lower. Shares of a series of SBL Fund are available only through the purchase of such products.

(b) Total expense information reflects expense ratios absent fund expense reductions by the Investment Manager.

(c) Net investment income was computed using the average month-end shares outstanding throughout the period.

(d) Unaudited figures for the six months ended June 30, 2006. Percentage amounts for the period, except total return, have been annualized.


                                       26                See accompanying notes.

                                    SERIES D

                                  GLOBAL SERIES

                           (OPPENHEIMERFUNDS (R) LOGO)

                                   SUBADVISER,
                             OPPENHEIMERFUNDS, INC.

                                                                        SERIES D
Manager's Commentary                                             (GLOBAL SERIES)
June 30, 2006                                                        (unaudited)

PERFORMANCE

SERIES D VS. MSCI WORLD INDEX

                               (PERFORMANCE GRAPH)

   DATE        value
----------   ---------
SBL D
 6/30/1996   10,000.00
 9/30/1996   10,144.21
12/31/1996   10,433.07
 3/31/1997   10,704.94
 6/30/1997   11,758.44
 9/30/1997   12,173.38
12/31/1997   11,106.17
 3/31/1998   12,762.94
 6/30/1998   12,604.64
 9/30/1998   11,278.88
12/31/1998   13,336.78
 3/31/1999   13,638.87
 6/30/1999   14,867.02
 9/30/1999   15,190.21
12/31/1999   20,494.52
 3/31/2000   23,270.75
 6/30/2000   22,503.34
 9/30/2000   22,043.02
12/31/2000   21,218.28
 3/31/2001   18,027.91
 6/30/2001   19,414.67
 9/30/2001   15,874.00
12/31/2001   18,618.02
 3/31/2002   18,942.58
 6/30/2002   17,142.74
 9/30/2002   14,015.15
12/31/2002   14,389.70
 3/31/2003   13,237.34
 6/30/2003   16,073.92
 9/30/2003   17,589.62
12/31/2003   20,641.89
 3/31/2004   21,589.58
 6/30/2004   21,293.43
 9/30/2004   21,056.51
12/31/2004   24,521.50
 3/31/2005   23,662.66
 6/30/2005   24,373.42
 9/30/2005   26,624.19
12/31/2005   27,838.42
 3/31/2006   29,881.88
 6/30/2006   28,845.34

MSCI WORLD

   DATE        value
----------   ---------
 6/30/1996   10,000.00
 9/30/1996   10,144.48
12/31/1996   10,621.24
 3/31/1997   10,663.42
 6/30/1997   12,280.83
 9/30/1997   12,644.75
12/31/1997   12,345.36
 3/31/1998   14,126.07
 6/30/1998   14,425.75
 9/30/1998   12,708.97
12/31/1998   15,406.12
 3/31/1999   15,968.52
 6/30/1999   16,745.24
 9/30/1999   16,509.93
12/31/1999   19,310.25
 3/31/2000   19,520.05
 6/30/2000   18,841.16
 9/30/2000   17,908.21
12/31/2000   16,813.38
 3/31/2001   14,665.09
 6/30/2001   15,072.49
 9/30/2001   12,916.27
12/31/2001   14,035.53
 3/31/2002   14,095.18
 6/30/2002   12,826.91
 9/30/2002   10,479.04
12/31/2002   11,290.35
 3/31/2003   10,718.95
 6/30/2003   12,544.72
 9/30/2003   13,151.72
12/31/2003   15,027.27
 3/31/2004   15,420.23
 6/30/2004   15,553.86
 9/30/2004   15,398.65
12/31/2004   17,238.43
 3/31/2005   17,049.20
 6/30/2005   17,120.32
 9/30/2005   18,314.82
12/31/2005   18,893.28
 3/31/2006   20,159.67
 6/30/2006   20,092.55

                             $10,000 OVER TEN YEARS

The chart above assumes a hypothetical $10,000 investment in Series D (Global Series) on June 30, 1996 and reflects the fees and expenses of Series D. The MSCI World Index is an unmanaged capitalization-weighted index that is designed to measure global developed market equity performance.

PORTFOLIO COMPOSITION BY SECTOR

Consumer Discretionary                   19.24%
Consumer Staples                          8.59
Energy                                    5.52
Financials                               15.00
Health Care                              12.97
Industrials                               8.93
Information Technology                   21.87
Materials                                 1.30
Telecommunication Services                5.47
Utilities                                 0.52
Repurchase Agreement                      0.44
Cash & other assets, less liabilities     0.15
                                        ------
Total net assets                        100.00%
                                        ======

AVERAGE ANNUAL RETURNS

PERIODS ENDED 06-30-06 (1)   1 YEAR   5 YEARS   10 YEARS
--------------------------   ------   -------   --------
Series D                     18.35%    8.24%     11.18%

(1) Performance figures do not reflect fees and expenses associated with an investment in variable insurance products offered by Security Benefit Life Insurance Company. If returns had taken into account these fees and expenses, performance would have been lower. Shares of a Series of SBL Fund are available only through the purchase of such products.

     The performance data quoted above represents past per formance. Past performance is not predictive of future performance. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.


                                       28                See accompanying notes.

                                                                        SERIES D
Manager's Commentary                                             (GLOBAL SERIES)
June 30, 2006                                                        (unaudited)

PERFORMANCE

INFORMATION ABOUT YOUR SERIES EXPENSES

CALCULATING YOUR ONGOING SERIES EXPENSES

EXAMPLE

As a shareholder of the Series, you incur ongoing costs, including management fees and other series expenses. Performance figures and expense ratios do not reflect fees and expenses associated with an investment in variable insurance products. Shares of a Series of SBL Fund are available only through the purchase of such products. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2006 - June 30, 2006.

ACTUAL EXPENSES

The first line in the table provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table provides information about hypothetical account values and hypothetical expenses based on the Series actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses associated with an investment in variable insurance products. Therefore, the second line is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these fees and expenses associated with an investment in variable insurance products were included, your costs would have been higher.

SERIES EXPENSES

                             BEGINNING         ENDING      EXPENSES PAID
                           ACCOUNT VALUE   ACCOUNT VALUE       DURING
                              01-01-06      06-30-06(1)      PERIOD(2)
                           -------------   -------------   -------------
Series D (Global Series)
   Actual                    $1,000.00       $1,036.20         $6.21
   Hypothetical               1,000.00        1,018.70          6.16

(1) The actual ending account value is based on the actual total return of the Series for the period January 1, 2006 to June 30, 2006 after actual expens-es and will differ from the hypothetical ending account value which is based on the Series expense ratio and a hypothetical annual return of 5% before expenses. The actual cumulative return at net asset value for the period January 1, 2006 to June 30, 2006 was 3.62%.

(2) Expenses are equal to the Series annualized expense ratio 1.23% multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

                                                                        SERIES D
Schedule of Investments                                          (GLOBAL SERIES)
June 30, 2006                                                        (unaudited)

                                                         NUMBER        MARKET
                                                        OF SHARES       VALUE
                                                       ----------   ------------
COMMON STOCKS - 98.8%
AUSTRALIA - 0.3%
Macquarie Airports                                        615,301   $  1,403,607
                                                                    ------------
BERMUDA - 0.6%
Ace, Ltd.                                                  61,899      3,131,470
                                                                    ------------
BRAZIL - 1.5%
Companhia de Bebidas das Americas ADR                      75,056      3,096,060
Empresa Brasileira de Aeronautica S.A. ADR                128,226      4,676,402
                                                                    ------------
                                                                       7,772,462
                                                                    ------------
CANADA - 1.7%
Husky Energy, Inc.                                         97,300      6,107,183
Manulife Financial Corporation                             91,566      2,901,531
                                                                    ------------
                                                                       9,008,714
                                                                    ------------
CAYMAN ISLANDS - 0.5%
XL Capital, Ltd.                                           41,400      2,537,820
                                                                    ------------
DENMARK - 0.3%
Novo Nordisk A/S (Cl.B)                                    22,300      1,420,516
                                                                    ------------
FINLAND - 0.6%
Fortum Oyj                                                107,900      2,760,473
Neste Oil Oyj                                              15,975        562,778
                                                                    ------------
                                                                       3,323,251
                                                                    ------------
FRANCE - 5.8%
Arkema*                                                    21,077        822,589
JC Decaux S.A.                                             11,950        315,813
LVMH Moet Hennessy
Louis Vuitton S.A.                                         64,510      6,403,551
NiCox S.A.*                                                26,580        356,327
Sanofi-Aventis                                             98,330      9,597,159
Societe Generale                                           37,900      5,575,312
Technip S.A.                                               95,020      5,263,020
Total S.A.                                                 36,292      2,388,517
                                                                    ------------
                                                                      30,722,288
                                                                    ------------
GERMANY - 4.4%
Allianz AG                                                 36,464      5,761,475
Bayerische Motoren Werke (BMW) AG                          98,152      4,904,147
SAP AG                                                     28,112      5,933,457
Siemens AG                                                 75,095      6,534,970
                                                                    ------------
                                                                      23,134,049
                                                                    ------------
HONG KONG - 0.4%
Hutchison Whampoa, Ltd.                                   221,918      2,025,918
                                                                    ------------

                                                         NUMBER        MARKET
                                                        OF SHARES       VALUE
                                                       ----------   ------------
COMMON STOCKS (CONTINUED)
INDIA - 2.8%
Hindustan Lever, Ltd.                                     646,300   $  3,223,022
ICICI Bank, Ltd. ADR                                       51,850      1,226,253
Infosys Technologies, Ltd.                                 95,449      6,398,422
Zee Telefilms, Ltd.                                       713,900      3,738,880
                                                                    ------------
                                                                      14,586,577
                                                                    ------------
ITALY - 0.4%
Bulgari SpA                                               208,200      2,362,308
                                                                    ------------
JAPAN - 11.3%
Canon, Inc.                                                42,300      2,073,511
Chugai Pharmaceutical Company, Ltd.                       104,000      2,121,893
Credit Saison Company, Ltd.                                64,600      3,059,391
Fanuc, Ltd.                                                16,800      1,509,057
Hoya Corporation                                           90,900      3,232,671
JGC Corporation                                            65,000      1,118,310
KDDI Corporation                                            1,010      6,204,116
Kao Corporation                                            74,000      1,936,563
Keyence Corporation                                        11,500      2,936,170
Kyocera Corporation                                        19,500      1,509,633
Murata Manufacturing Company, Ltd.                         67,100      4,356,267
Nidec Corporation                                          22,500      1,612,128
Nintendo Company, Ltd.                                     14,700      2,466,163
Resona Holdings, Inc.*                                        864      2,725,362
Shionogi & Company, Ltd.                                  205,000      3,654,157
Shiseido Company, Ltd.                                    149,000      2,922,845
Sony Corporation                                          151,800      6,698,327
Square Enix Corporation, Ltd.                              98,800      2,054,646
Takeda Pharmaceutical Company, Ltd.                        45,400      2,824,483
Toyota Motor Corporation                                   90,200      4,721,028
                                                                    ------------
                                                                      59,736,721
                                                                    ------------
KOREA - 2.2%
Hyundai Heavy Industries Company, Ltd.                     14,671      1,644,783
Samsung Electronics Company, Ltd.                           8,246      5,234,316
SK Telecom Company, Ltd. ADR                              210,380      4,927,100
                                                                    ------------
                                                                      11,806,199
                                                                    ------------
MEXICO - 1.9%
Fomento Economico Mexicano, S.A. de C.V.                  383,900      3,215,725
Grupo Modelo, S.A. de C.V. (Cl.C)                         530,400      2,027,355
Grupo Televisa S.A. ADR                                   259,432      5,009,632
                                                                    ------------
                                                                      10,252,712
                                                                    ------------
NETHERLANDS - 2.2%
European Aeronautic Defence & Space Company               193,980      5,573,125
Koninklijke (Royal) Philips Electronics N.V.              183,500      5,734,448
                                                                    ------------
                                                                      11,307,573
                                                                    ------------
NORWAY - 0.3%
Tandberg ASA                                              170,700      1,412,217
                                                                    ------------
PANAMA - 1.2%
Carnival Corporation                                      155,900      6,507,266
                                                                    ------------


                                       30                See accompanying notes.

                                                                        SERIES D
Schedule of Investments                                          (GLOBAL SERIES)
June 30, 2006                                                        (unaudited)

                                                         NUMBER        MARKET
                                                        OF SHARES       VALUE
                                                       ----------   ------------
COMMON STOCKS (CONTINUED)
SINGAPORE - 0.3%
Singapore Press Holdings, Ltd.                            678,466   $  1,765,923
                                                                    ------------
SPAIN - 0.8%
Industria de Diseno Textil S.A.                           103,800      4,379,052
                                                                    ------------
SWEDEN - 5.4%
Hennes & Mauritz AB (Cl.B)                                228,800      8,869,942
Investor AB (Cl.B)**                                      112,474      2,062,940
Telefonaktiebolaget LM Ericsson (Cl.B)                  5,309,900     17,559,974
                                                                    ------------
                                                                      28,492,856
                                                                    ------------
SWITZERLAND - 3.3%
Credit Suisse Group                                       115,482      6,460,796
Novartis AG                                                53,744      2,910,071
Roche Holding AG                                           41,498      6,859,763
Syngenta AG*                                                7,462        991,800
                                                                    ------------
                                                                      17,222,430
                                                                    ------------
TAIWAN - 1.2%
MediaTek, Inc.                                            342,000      3,164,225
Taiwan Semiconductor Manufacturing Company, Ltd. ADR      332,050      3,048,222
                                                                    ------------
                                                                       6,212,447
                                                                    ------------
UNITED KINGDOM - 12.9%
3i Group plc**                                            149,000      2,483,563
BP plc ADR                                                 68,175      4,745,662
Burberry Group plc                                        207,564      1,650,227
Cadbury Schweppes plc                                     542,055      5,231,630
Diageo plc                                                169,514      2,850,568
Gus plc                                                    93,282      1,666,089
HSBC Holdings plc                                         324,419      5,685,222
Pearson plc                                               167,620      2,281,008
Prudential plc                                            401,106      4,531,308
Reckitt Benckiser plc                                     238,643      8,908,574
Royal Bank of Scotland Group plc                          244,792      8,051,862
Smith & Nephew plc                                        298,073      2,295,413
Tesco plc                                                 603,460      3,729,435
Vodafone Group plc                                      5,620,660     11,977,093
WPP Group plc                                             146,980      1,778,652
                                                                    ------------
                                                                      67,866,306
                                                                    ------------
UNITED STATES - 36.5%
3M Company                                                 71,800      5,799,286
Adobe Systems, Inc.*                                      147,700      4,484,172
Advanced Micro Devices, Inc.*                             299,900      7,323,558
Affymetrix, Inc.*                                          52,400      1,341,440
Altera Corporation*                                       157,600      2,765,880
Amgen, Inc.*                                               59,100      3,855,093
Atherogenics, Inc.*                                        86,900      1,134,045
Automatic Data Processing, Inc.                           127,100      5,763,985
Avon Products, Inc.                                        81,800      2,535,800
Berkshire Hathaway, Inc. (Cl.B)*                              970      2,951,710
Biomet, Inc.                                               88,600      2,772,294
Boeing Company                                             44,600      3,653,186
Boston Scientific Corporation*                            229,547      3,865,572
Cendant Corporation                                       176,100      2,868,669

                                                         NUMBER        MARKET
                                                        OF SHARES       VALUE
                                                       ----------   ------------
COMMON STOCKS (CONTINUED)
UNITED STATES (CONTINUED)
Chevron Corporation                                        55,154   $  3,422,857
Cisco Systems, Inc.*                                      149,300      2,915,829
Coach, Inc.*                                               78,800      2,356,120
Conor Medsystems, Inc.*                                    33,100        913,229
Corning, Inc.*                                            236,900      5,730,611
Cree, Inc.*                                                91,600      2,176,416
eBay, Inc.*                                               285,900      8,374,011
Emerson Electric Company                                   42,400      3,553,544
Everest Re Group, Ltd.                                     17,200      1,489,004
Express Scripts, Inc.*                                     29,000      2,080,460
Genentech, Inc.*                                           29,800      2,437,640
Getty Images, Inc.*                                        18,700      1,187,637
Gilead Sciences, Inc.*                                     68,300      4,040,628
GlobalSantaFe Corporation                                  87,400      5,047,350
International Game Technology                             101,500      3,850,910
International Rectifier Corporation*                       68,500      2,676,980
Intuit, Inc.*                                              83,800      5,060,682
Johnson & Johnson                                          22,500      1,348,200
JP Morgan Chase & Company                                  93,292      3,918,264
Juniper Networks, Inc.*                                   231,800      3,706,482
Linear Technology Corporation                              33,100      1,108,519
Lockheed Martin Corporation                                35,700      2,561,118
Maxim Integrated Products, Inc.                            78,400      2,517,424
Medtronic, Inc.                                            41,000      1,923,720
Microsoft Corporation                                     359,800      8,383,340
Morgan Stanley                                             93,900      5,935,419
Nektar Therapeutics*(1,2)                                  57,268        840,236
Northern Trust Corporation                                 93,000      5,142,900
Northrop Grumman Corporation                               40,000      2,562,400
Novell, Inc.*                                             363,100      2,407,353
Nuvelo, Inc.*                                              31,400        522,810
Qualcomm, Inc.                                             66,440      2,662,251
Quest Diagnostics, Inc.                                    46,300      2,774,296
Raytheon Company                                           65,600      2,923,792
Sirius Satellite Radio, Inc.*                           1,146,700      5,446,825
Starbucks Corporation*                                     78,200      2,952,832
Theravance, Inc.*                                          44,300      1,013,584
Tiffany & Company                                          77,800      2,568,956
Transocean, Inc.*                                          81,900      6,578,208
Wal-Mart Stores, Inc.                                     115,700      5,573,269
Walt Disney Company                                       119,500      3,585,000
Wyeth                                                      49,000      2,176,090
Xilinx, Inc.                                               70,600      1,599,090
Yahoo!, Inc.*                                              39,700      1,310,100
                                                                    ------------
                                                                     192,471,076
                                                                    ------------
TOTAL COMMON STOCKS (cost $396,239,872)                              520,861,758
                                                                    ------------
PREFERRED STOCK - 0.6%
GERMANY - 0.6%
Porsche AG                                                  3,064      2,962,174
                                                                    ------------
TOTAL PREFERRED STOCK (cost $848,711)                                  2,962,174
                                                                    ------------


                                       31                See accompanying notes.

                                                                        SERIES D
Schedule of Investments                                          (GLOBAL SERIES)
June 30, 2006                                                        (unaudited)

                                                        PRINCIPAL      MARKET
                                                         AMOUNT         VALUE
                                                       ----------   ------------
REPURCHASE AGREEMENT - 0.4%
State Street, 2.75%, dated 06-30-06,
   matures 07-03-06; repurchase amount $2,338,192
   (Collateralized by FHLB, 02-23-07 with a value
   of $2,385,593)                                      $2,337,657   $  2,337,657
                                                                    ------------
TOTAL REPURCHASE AGREEMENT (cost $2,337,657)                           2,337,657
                                                                    ------------
TOTAL INVESTMENTS - 99.8% (cost $399,426,240)                        526,161,589
CASH & OTHER ASSETS, LESS LIABILITIES - 0.2%                             789,644
                                                                    ------------
TOTAL NET ASSETS - 100.0%                                           $526,951,233
                                                                    ============

INVESTMENT CONCENTRATION

At June 30, 2006, SBL D's investment concentration by industry was as follows:

Aerospace & Defense ...................................................     1.1%
Air Freight & Logistics ...............................................     3.1%
Automobiles ...........................................................     2.4%
Beverages .............................................................     3.1%
Biotechnology .........................................................     2.3%
Capital Markets .......................................................     2.1%
Chemicals .............................................................     0.3%
Commercial Banks ......................................................     1.5%
Commercial Services & Supplies ........................................     0.9%
Communications Equipment ..............................................     5.4%
Computers & Peripherals ...............................................     0.6%
Construction & Engineering ............................................     0.2%
Consumer Finance ......................................................     0.6%
Diversified Financial Services ........................................     6.4%
Diversified Telecommunications ........................................     2.3%
Electrical Equipment ..................................................     0.7%
Electronic Equipment & Instruments ....................................     2.3%
Energy Equipment & Services ...........................................     1.0%
Food & Staples Retailing ..............................................     1.8%
Health Care Equipment & Services ......................................     2.8%
Health Care Providers & Services ......................................     0.9%
Hotels, Restaurants & Leisure Products ................................     2.5%
Household Durables ....................................................     3.4%
Household Products ....................................................     2.3%
Industrial Conglomerates ..............................................     2.3%
Insurance .............................................................     4.4%
Internet & Catalog Retail .............................................     0.3%
Internet Software & Services ..........................................     2.3%
IT Services ...........................................................     2.3%
Leisure Equipment & Products ..........................................     0.5%
Machinery .............................................................     0.6%
Media .................................................................     4.8%
Multi-Utilities & Unregulated Power ...................................     0.5%
Oil, Gas & Consumable Fuels ...........................................     4.5%
Paper & Forest Products ...............................................     1.0%
Personal Products .....................................................     1.4%
Pharmaceuticals .......................................................     6.9%
Semiconductors & Semiconductor Equipment ..............................     4.1%
Software ..............................................................     4.9%
Specialty Retail ......................................................     0.5%
Textiles, Apparel & Luxury Goods ......................................     4.9%
Wireless Telecommunications ...........................................     3.2%
Repurchase agreement ..................................................     0.4%
Cash & other assets, less liabilities .................................     0.2%
                                                                          -----
                                                                          100.0%
                                                                          =====

For federal income tax purposes the indentified cost of investments owned at June 30, 2006 was $400,886,483.

*    Non-income producing security

**   Passive Foreign Investment Company

ADR (American Depositary Receipt)

plc (public limited company)

(1) Security is restricted. The total market value of restricted securities is $840,236 (cost $649,992), or 0.2% of total net assets The acquisition date was March 25, 2004.

(2) Security is fair valued by the Board of Directors. The total market value of fair valued securities amounts to $840,236 or 0.2% of total net assets.


                                       32                See accompanying notes.

                                                                        SERIES D
                                                                 (GLOBAL SERIES)
                                                                     (unaudited)
Statement of Assets and Liabilities
June 30, 2006

ASSETS:
Investments, at value(1) ........................................   $526,161,589
Cash denominated in a foreign currency, at value(2) .............      1,295,866
Receivables:
   Fund shares sold .............................................        494,751
   Securities sold ..............................................        186,422
   Dividends ....................................................        808,269
Foreign taxes recoverable .......................................        135,039
Prepaid expenses ................................................         15,602
                                                                    ------------
Total assets ....................................................    529,097,538
                                                                    ------------
LIABILITIES:
Cash overdraft ..................................................        229,374
Payable for:
   Fund shares redeemed .........................................      1,355,684
   Management fees ..............................................        427,537
   Custodian fees ...............................................         29,190
   Transfer agent and administration fees .......................         68,885
   Professional fees ............................................         34,517
   Director's fees ..............................................          1,118
                                                                    ------------
Total liabilities ...............................................      2,146,305
                                                                    ------------
NET ASSETS ......................................................   $526,951,233
                                                                    ============
NET ASSETS CONSIST OF:
Paid in capital .................................................   $346,515,177
Accumulated undistributed net investment income .................      2,435,647
Accumulated undistributed net realized gain on sale of
   investments and foreign currency transactions ................     51,270,021
Net unrealized appreciation in value of investments and
   translation of assets and liabilities in foreign currency ....    126,730,388
                                                                    ------------
Net assets ......................................................   $526,951,233
                                                                    ============
Capital shares authorized .......................................      unlimited
Capital shares outstanding ......................................     54,091,721
Net asset value per share (net assets divided by shares
   outstanding) .................................................   $       9.74
                                                                    ============
(1) Investments, at cost ........................................   $399,426,240
(2) Cash denominated in a foreign currency, at cost .............      1,307,514

Statement of Operations
For the Six Months Ended June 30, 2006

INVESTMENT INCOME:
   Dividends (net of foreign withholding tax of $568,489) .......   $  5,403,281
   Interest .....................................................        107,394
                                                                    ------------
   Total investment income ......................................      5,510,675
                                                                    ------------
EXPENSES:
   Management fees ..............................................      2,716,903
   Custodian fees ...............................................        107,634
   Transfer agent/maintenance fees ..............................         12,624
   Administration fees ..........................................        414,041
   Directors' fees ..............................................         10,294
   Professional fees ............................................         37,263
   Reports to shareholders ......................................         37,347
   Other expenses ...............................................          9,746
                                                                    ------------
   Total expenses ...............................................      3,345,852
   Less: Earnings credits applied ...............................         (1,337)
                                                                    ------------
   Net expenses .................................................      3,344,515
                                                                    ------------
   Net investment income ........................................      2,166,160
                                                                    ------------
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) during the period on:
   Investments ..................................................     27,526,500
   Options purchased ............................................         10,370
   Foreign currency transactions ................................        (99,691)
                                                                    ------------
   Net realized gain ............................................     27,437,179
                                                                    ------------
Net unrealized appreciation (depreciation) during the period on:
   Investments ..................................................    (11,250,230)
   Translation of assets and liabilities in foreign currencies ..          1,292
                                                                    ------------
   Net unrealized depreciation ..................................    (11,248,938)
                                                                    ------------
   Net realized and unrealized gain .............................     16,188,241
                                                                    ------------
   Net increase in net assets resulting from operations .........   $ 18,354,401
                                                                    ============


                                       33                See accompanying notes.

                                                                        SERIES D
Statement of Changes in Net Assets                               (GLOBAL SERIES)

                                                                                 SIX MONTHS ENDED
                                                                                   JUNE 30, 2006       YEAR ENDED
                                                                                    (UNAUDITED)     DECEMBER 31, 2005
                                                                                 ----------------   -----------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
   Net investment income .....................................................     $  2,166,160       $   1,399,179
   Net realized gain during the period on investments, options purchased and
      foreign currency transactions ..........................................       27,437,179          47,319,645
   Net unrealized appreciation (depreciation) during the period on investments
      and translation of assets and liabilities in foreign currencies ........      (11,248,938)         12,433,781
                                                                                   ------------       -------------
   Net increase in net assets resulting from operations ......................       18,354,401          61,152,605
                                                                                   ------------       -------------
CAPITAL SHARE TRANSACTIONS:
   Proceeds from sale of shares ..............................................       87,155,537         116,417,418
   Cost of shares redeemed ...................................................      (94,771,635)       (127,933,968)
                                                                                   ------------       -------------
   Net decrease from capital share transactions ..............................       (7,616,098)        (11,516,550)
                                                                                   ------------       -------------
   Net increase in net assets ................................................       10,738,303          49,636,055
                                                                                   ------------       -------------
NET ASSETS:
   Beginning of period .......................................................      516,212,930         466,576,875
                                                                                   ------------       -------------
   End of period .............................................................     $526,951,233       $ 516,212,930
                                                                                   ============       =============
   Accumulated undistributed net investment income at end of period ..........     $  2,435,647       $     269,487
                                                                                   ============       =============
CAPITAL SHARE ACTIVITY:
   Shares sold ...............................................................        8,815,852          13,632,840
   Shares redeemed ...........................................................       (9,628,656)        (15,082,993)
                                                                                   ------------       -------------
   Total capital share activity ..............................................         (812,804)         (1,450,153)
                                                                                   ============       =============


                                       34                See accompanying notes.

                                                                        SERIES D
Financial Highlights                                             (GLOBAL SERIES)
Selected data for each share of capital stock outstanding throughout each period

                                                           SIX MONTHS                                              YEAR ENDED
                                                         ENDED JUNE 30,                                           DECEMBER 31,
                                                             2006(e)       2005      2004     2003(c)   2002(b)       2001
                                                         --------------  --------  --------  --------  --------   ------------
PER SHARE DATA
Net asset value, beginning of period                        $   9.40     $   8.28  $   6.97  $   4.87  $   6.31   $   8.49
                                                            --------     --------  --------  --------  --------   --------
Income (loss) from investment operations:
Net investment income                                           0.04         0.03      0.03      0.03      0.02         --
Net gain (loss) on securities (realized and unrealized)         0.30         1.09      1.28      2.09     (1.45)     (0.97)
                                                            --------     --------  --------  --------  --------   --------
Total from investment operations                                0.34         1.12      1.31      2.12     (1.43)     (0.97)
                                                            --------     --------  --------  --------  --------   --------
Less distributions:
Dividends from net investment income                              --           --        --     (0.02)    (0.01)        --
Distributions from realized gains                                 --           --        --        --        --      (0.94)
Distributions in excess of capital gains                          --           --        --        --        --      (0.27)
                                                            --------     --------  --------  --------  --------   --------
Total distributions                                               --           --        --     (0.02)    (0.01)     (1.21)
                                                            --------     --------  --------  --------  --------   --------
Net asset value, end of period                              $   9.74     $   9.40  $   8.28  $   6.97  $   4.87   $   6.31
                                                            ========     ========  ========  ========  ========   ========
TOTAL RETURN(a)                                                 3.62%       13.53%    18.79%    43.45%   (22.71%)   (12.25%)
                                                            --------     --------  --------  --------  --------   --------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)                    $526,951     $516,213  $466,577  $427,609  $305,053   $431,252
                                                            --------     --------  --------  --------  --------   --------
Ratios to average net assets:
Net investment income                                           0.80%        0.30%     0.37%     0.44%     0.27%      0.07%(d)
Total expenses(b)                                               1.23%        1.24%     1.23%     1.25%     1.23%      1.20%
Expenses prior to custodian earnings credits                    1.23%        1.24%     1.23%     1.25%     1.23%      1.20%
                                                            --------     --------  --------  --------  --------   --------
Portfolio turnover rate                                           31%          33%       28%       44%       48%        41%

(a) Total return does not take into account any of the expenses associated with an investment in variable insurance products offered by Security Benefit Life Insurance Company. If total return had taken into account these expenses, performance would have been lower. Shares of a series of SBL Fund are available only through the purchase of such products.

(b) The financial highlights for Series D exclude the historical financial highlights of Series M. The assets of Series M were acquired by Series D on August 27, 2002.

(c) The financial highlights for Series D exclude the historical financial highlights of Series I. The assets of Series I were acquired by Series D on October 3, 2003.

(d)  Net investment income is less than $0.01 per share.

(e) Unaudited figures for the six months ended June 30, 2006. Percentage amounts for the period, except total return, have been annualized.


                                       35                See accompanying notes.

                                    SERIES E

                            DIVERSIFIED INCOME SERIES

                           (SECURITY BENEFIT(SM) LOGO)
                        Security Management Company, LLC

                                    ADVISER,
                        SECURITY MANAGEMENT COMPANY, LLC

                                                                        SERIES E
Managers' Commentary                                 (DIVERSIFIED INCOME SERIES)
June 30, 2006                                                        (unaudited)

PERFORMANCE

SERIES E VS. LEHMAN BROTHERS AGGREGATE BOND INDEX

                               (PERFORMANCE GRAPH)

   DATE        value
----------   ---------
SBL E
 6/30/1996   10,000.00
 9/30/1996   10,211.22
12/31/1996   10,288.38
 3/31/1997   10,176.92
 6/30/1997   10,571.31
 9/30/1997   10,987.90
12/31/1997   11,320.59
 3/31/1998   11,488.75
 6/30/1998   11,754.55
 9/30/1998   12,207.41
12/31/1998   12,227.10
 3/31/1999   12,055.31
 6/30/1999   11,867.27
 9/30/1999   11,877.72
12/31/1999   11,766.28
 3/31/2000   11,922.42
 6/30/2000   11,955.88
 9/30/2000   12,279.72
12/31/2000   12,774.05
 3/31/2001   13,114.20
 6/30/2001   13,162.24
 9/30/2001   13,702.66
12/31/2001   13,690.65
 3/31/2002   13,685.16
 6/30/2002   14,153.13
 9/30/2002   14,760.24
12/31/2002   14,962.61
 3/31/2003   15,139.68
 6/30/2003   15,569.71
 9/30/2003   15,424.11
12/31/2003   15,440.22
 3/31/2004   15,831.82
 6/30/2004   15,426.24
 9/30/2004   15,860.29
12/31/2004   16,029.62
 3/31/2005   15,973.18
 6/30/2005   16,368.27
 9/30/2005   16,255.39
12/31/2005   16,325.94
 3/31/2006   16,198.95
 6/30/2006   16,170.72

LEHMAN AGGREGATE BOND

   DATE        value
----------   ---------
 6/30/1996   10,000.00
   9/30/96   10,184.13
  12/31/96   10,489.76
   3/31/97   10,431.49
   6/30/97   10,815.75
   9/30/97   11,175.25
  12/31/97   11,504.48
   3/31/98   11,683.17
   6/30/98   11,956.26
   9/30/98   12,461.60
  12/31/98   12,503.60
   3/31/99   12,440.06
   6/30/99   12,330.46
   9/30/99   12,414.89
  12/31/99   12,399.78
   3/31/00   12,673.51
  06/30/00   12,893.15
  09/30/00   13,282.29
  12/31/00   13,841.98
 3/31/2001   14,260.94
 6/30/2001   14,340.54
 9/30/2001   15,002.41
12/31/2001   15,007.93
 3/31/2002   15,022.66
 6/30/2002   15,578.64
 9/30/2002   16,293.35
12/31/2002   16,549.15
 3/31/2003   16,779.20
 6/30/2003   17,198.68
 9/30/2003   17,173.86
12/31/2003   17,228.94
 3/31/2004   17,685.99
 6/30/2004   17,255.04
 9/30/2004   17,806.65
12/31/2004   17,976.45
 3/31/2005   17,891.26
 6/30/2005   18,429.44
 9/30/2005   18,304.98
12/31/2005   18,413.55
 3/31/2006   18,295.10
 6/30/2006   18,280.39

                             $10,000 OVER 10 YEARS

The chart above assumes a hypothetical $10,000 investment in Series E (Diversified Income Series) on June 30, 1996 and reflects the fees and expenses of Series E. The Lehman Brothers Aggregate Bond Index is an unmanaged index that tracks investment grade bonds including U.S. Treasury and agency issues, corporate bond issues, asset-backed, commercial mortgage-backed and mortgage-backed securities and Yankee issues.

PORTFOLIO COMPOSITION BY QUALITY RATINGS
(BASED ON STANDARD AND POOR'S RATINGS)

AAA                                      74.55%
AA                                        3.16
A                                         9.05
BBB                                       5.87
BB                                        4.65
B                                         0.41
Preferred Stock                           0.76
Repurchase Agreement                      1.16
Cash & other assets, less liabilities     0.39
                                        ------
Total net assets                        100.00%
                                        ======

AVERAGE ANNUAL RETURNS

PERIODS ENDED 06-30-06(1)   1 YEAR   5 YEARS   10 YEARS
-------------------------   ------   -------   --------
Series E                    (1.21%)   4.20%      4.92%

(1) Performance figures do not reflect fees and expenses associated with an investment in variable insurance products offered by Security Benefit Life Insurance Company. If returns had taken into account these fees and expenses, performance would have been lower. Shares of a Series of SBL Fund are available only through the purchase of such products.

     The performance data quoted above represents past per formance. Past performance is not predictive of future performance. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.


                                       37                See accompanying notes.

                                                                        SERIES E
Managers' Commentary                                 (DIVERSIFIED INCOME SERIES)
June 30, 2006                                                        (unaudited)

PERFORMANCE

INFORMATION ABOUT YOUR SERIES EXPENSES

CALCULATING YOUR ONGOING SERIES EXPENSES

EXAMPLE

As a shareholder of the Series, you incur ongoing costs, including management fees and other series expenses. Performance figures and expense ratios do not reflect fees and expenses associated with an investment in variable insurance products. Shares of a Series of SBL Fund are available only through the purchase of such products. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2006 - June 30, 2006.

ACTUAL EXPENSES

The first line in the table provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table provides information about hypothetical account values and hypothetical expenses based on the Series actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses associated with an investment in variable insurance products. Therefore, the second line is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these fees and expenses associated with an investment in variable insurance products were included, your costs would have been higher.

SERIES EXPENSES

                    BEGINNING         ENDING      EXPENSES PAID
                  ACCOUNT VALUE   ACCOUNT VALUE       DURING
                     01-01-06      06-30-06(1)      PERIOD(2)
                  -------------   -------------   -------------
Series E (Diversified Income Series)
   Actual           $1,000.00       $  990.50         $3.80
   Hypothetical      1,000.00        1,020.98          3.86

(1) The actual ending account value is based on the actual total return of the Series for the period January 1, 2006 to June 30, 2006 after actual expenses and will differ from the hypothetical ending account value which is based on the Series expense ratio and a hypothetical annual return of 5% before expenses. The actual cumulative return at net asset value for the period January 1, 2006 to June 30, 2006 was (0.95%).

(2) Expenses are equal to the Series annualized expense ratio 0.77% (net of expense waivers) multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

                                                                        SERIES E
Schedule of Investments                              (DIVERSIFIED INCOME SERIES)
June 30, 2006                                                        (unaudited)

                                                        PRINCIPAL
                                                        AMOUNT OR
                                                         NUMBER        MARKET
                                                        OF SHARES       VALUE
                                                       ----------   ------------
PREFERRED STOCK - 0.7%
INSURANCE BROKERS - 0.7%
Woodbourne Pass-Thru Trust,
   6.245% - 2008(1,3)                                          12    $ 1,205,625
                                                                    ------------
TOTAL PREFERRED STOCK
   (cost $1,205,796)                                                   1,205,625
                                                                    ------------
CORPORATE BONDS - 23.3%
AUTOMOTIVE - 2.4%
Ford Motor Credit Company,
   6.50% - 2007                                        $  650,000        648,875
General Motors Acceptance Corporation:
   5.968% - 2007(3)                                    $3,000,000      2,991,081
   6.311% - 2007                                       $  105,000        101,170
                                                                    ------------
                                                                       3,741,126
                                                                    ------------
BANKING - 4.0%
BOI Capital Funding II,
   5.571% - 2016(1,2)                                  $  650,000        600,119
BankBoston Capital Trust,
   5.87% - 2028(3)                                     $1,200,000      1,161,390
Chase Capital III, 5.781% - 2027(3)                    $1,200,000      1,154,221
Danske Bank A/S, 7.40% - 2010(1,3)                     $  800,000        813,731
RaboBank Capital Fund II,
   5.26% - 2013(1,3)                                   $1,200,000      1,125,919
Regions Financial Corporation,
   7.00% - 2011                                        $1,000,000      1,052,770
U.S. Central Credit Union,
   2.70% - 2009                                        $  397,727        377,777
                                                                    ------------
                                                                       6,285,927
                                                                    ------------
BUILDING MATERIALS - 0.4%
CRH America, Inc., 6.95% - 2012                        $  600,000        622,309
                                                                    ------------
CHEMICALS - 0.4%
PPG Industries, Inc., 7.40% - 2019                     $  650,000        707,855
                                                                    ------------
ELECTRIC - 1.6%
Arizona Public Service Company,
   6.375% - 2011                                       $  600,000        604,324
Cincinnati Gas & Electric Company,
   5.70% - 2012                                        $  600,000        588,048
East Coast Power LLC:
   6.737% - 2008                                       $   45,211         45,349
   7.066% - 2012                                       $  140,867        144,153
Oncor Electric Delivery Company,
   6.375% - 2015                                       $  600,000        601,391
Kansas Gas & Electric, 5.647% - 2021                   $  650,000        613,087
                                                                    ------------
                                                                       2,596,352
                                                                    ------------
ENERGY - INDEPENDENT - 0.4%
Devon Financing Corporation, ULC,
   6.875% - 2011                                       $  600,000        623,821
                                                                    ------------
FINANCIAL - OTHER - 1.8%
Berkshire Hathaway, 4.75% - 2012                       $1,800,000      1,704,348
Willis Group North America, Inc.,
   5.625% - 2015                                       $1,200,000      1,114,424
                                                                    ------------
                                                                       2,818,772
                                                                    ------------

                                                        PRINCIPAL      MARKET
                                                         AMOUNT         VALUE
                                                       ----------   ------------
CORPORATE BONDS (CONTINUED)
FINANCIAL COMPANIES - CAPTIVE - 3.4%
CIT Group Company of Canada,
   4.65% - 2010                                        $1,800,000    $ 1,725,977
General Motors Acceptance Corporation,
   6.125% - 2006                                          650,000        649,040
Residential Capital Corporation,
   6.898% - 2009(1,3)                                   3,000,000      2,999,835
                                                                    ------------
                                                                       5,374,852
                                                                    ------------
FINANCIAL COMPANIES - NONCAPTIVE CONSUMER - 1.2%
Capital One Financial, 4.738% - 2007                      650,000        643,881
Countrywide Capital, 8.00% - 2026                         700,000        705,098
SLM Corporation, 5.05% - 2014                             600,000        558,628
                                                                    ------------
                                                                       1,907,607
                                                                    ------------
FINANCIAL COMPANIES - NONCAPTIVE DIVERSIFIED - 0.4%
General Electric Capital Corporation,
   5.875% - 2012                                          600,000        603,183
                                                                    ------------
HEALTH CARE - 0.4%
Anthem, Inc., 6.80% - 2012                                600,000        624,714
                                                                    ------------
INSURANCE - LIFE - 2.0%
AIG Sunamerica Global Financing X,
   6.90% - 2032                                         1,200,000      1,257,869
Lincoln National Corporation,
   7.00% - 2066(3)                                      2,000,000      1,984,488
                                                                    ------------
                                                                       3,242,357
                                                                    ------------
INSURANCE - PROPERTY & CASUALTY - 0.9%
Nationwide Mutual Insurance Company,
   8.25% - 2031                                           650,000        750,075
Navigators Group, Inc., 7.00% - 2016                      700,000        690,121
                                                                    ------------
                                                                       1,440,196
                                                                    ------------
MEDIA - CABLE - 0.3%
Jones Intercable, Inc., 7.625% - 2008                     500,000        514,326
                                                                    ------------
NATURAL GAS PIPELINES - 0.6%
Consolidated Natural Gas Company,
   6.625% - 2013                                          600,000        617,093
Express Pipeline LP, 6.47% - 2013                         362,400        368,170
                                                                    ------------
                                                                         985,263
                                                                    ------------
RAILROADS - 0.8%
Canadian National Railway Company,
   6.25% - 2034                                         1,200,000      1,214,431
                                                                    ------------
REAL ESTATE INVESTMENT TRUSTS - 0.7%
Reckson Operating Partnership,
   5.15% - 2011                                         1,200,000      1,152,002
                                                                    ------------
SERVICES - 0.0%
American Eco Corporation,
   9.625% - 2008*(4,5,6)                                  500,000             --
                                                                    ------------
TECHNOLOGY - 0.4%
Science Applications International
   Corporation, 7.125% - 2032                             600,000        645,940
                                                                    ------------


                                       39                See accompanying notes.

                                                                        SERIES E
Schedule of Investments                              (DIVERSIFIED INCOME SERIES)
June 30, 2006                                                        (unaudited)

                                                        PRINCIPAL      MARKET
                                                         AMOUNT         VALUE
                                                       ----------   ------------
CORPORATE BONDS (CONTINUED)
TELECOMMUNICATIONS - WIRELESS - 0.8%
Nextel Communications,
   6.875% - 2013                                       $1,200,000   $  1,207,035
                                                                    ------------
TRANSPORTATION SERVICES - 0.4%
TTX Company, 4.90% - 2015                                 650,000        600,578
                                                                    ------------
TOTAL CORPORATE BONDS
   (cost $38,087,733)                                                 36,908,646
                                                                    ------------
MORTGAGE BACKED SECURITIES - 64.2%
U.S. GOVERNMENT AGENCIES - 44.6%
Federal Home Loan Mortgage Corporation - CMO's:
   FHR #2520 AG, 5.00% - 2016(7)                        2,572,951      2,539,754
   FHR #188 H, 7.00% - 2021                                 2,322          2,309

Federal National Mortgage Association - CMO's:
   FNR 2003-14, 5.00% - 2016(7)                         2,982,697      2,937,843
   FNR 2005-46 TW, 5.00% - 2018(7)                      3,000,000      2,875,040
   FNR 1990-68 J, 6.95% - 2020                              5,833          5,980
   FNR 1990-103 K, 7.50% - 2020                             1,716          1,715
   FNR 2005-24 AH, 5.00% - 2029(7)                      5,612,321      5,471,125

Federal Home Loan Mortgage Corporation - Pass-Thru's:
   #E01378, 5.00% - 2018(7)                             2,174,349      2,097,719
   #E01488, 5.00% - 2018(7)                             1,952,583      1,883,756
   #E01538, 5.00% - 2018                                1,987,988      1,917,933
   #C44050, 7.00% - 2030                                   53,140         54,457
   #C01079, 7.50% - 2030                                   29,620         30,663
   #C01172, 6.50% - 2031                                   89,033         89,564
   #C01210, 6.50% - 2031                                  106,028        107,061
   #C01277, 7.00% - 2031                                  148,991        152,441
   #C50964, 6.50% - 2031                                   97,625         98,208
   #C50967, 6.50% - 2031                                   30,332         30,628
   #C01292, 6.00% - 2032                                  423,056        418,352
   #C62801, 6.00% - 2032                                  186,973        184,894
   #C01287, 6.50% - 2032                                  242,888        244,338
   #C76358, 5.00% - 2033                                2,558,678      2,401,173
   #C78238, 5.50% - 2033                                2,399,387      2,314,756
   #A16943, 6.00% - 2033                                1,281,563      1,265,655
   #G08014, 5.00% - 2034                                2,514,165      2,355,529
   #G08015, 5.50% - 2034                                2,311,843      2,226,366
   #A17903, 6.00% - 2034                                1,589,748      1,568,415
   #1B2544, 5.289% - 2036(7)                            3,237,259      3,159,592
   #G02109, 6.00% - 2036(7)                             2,919,783      2,876,560

Federal National Mortgage Association - Pass-Thru's:
   #254473, 5.50% - 2017                                1,960,420      1,927,974
   #720714, 4.50% - 2018                                2,038,038      1,930,818
   #555549, 5.00% - 2018                                2,295,314      2,210,748
   #750465, 5.00% - 2018                                1,989,816      1,920,682
   #839353, 5.50% - 2018                                1,455,786      1,431,678
   #780952, 4.00% - 2019                                2,472,476      2,284,096
   #252806, 7.50% - 2029                                   88,301         91,547
   #252874, 7.50% - 2029                                   31,324         32,475
   #535277, 7.00% - 2030                                   52,582         53,794

                                                        PRINCIPAL      MARKET
                                                         AMOUNT         VALUE
                                                       ----------   ------------
MORTGAGE BACKED SECURITIES (CONTINUED)
Federal National Mortgage Association - Pass-Thru's (continued):
   #551262, 7.50% - 2030                               $   21,067   $     21,826
   #190307, 8.00% - 2030                                   37,312         39,378
   #253356, 8.00% - 2030                                   42,121         44,453
   #541735, 8.00% - 2030                                   43,865         46,294
   #535838, 6.50% - 2031                                   76,328         76,736
   #585348, 6.50% - 2031                                   79,612         80,037
   #591381, 6.50% - 2031                                  134,054        134,771
   #254477, 5.50% - 2032                                1,125,359      1,080,955
   #254198, 6.00% - 2032                                  417,078        410,574
   #254377, 6.00% - 2032                                  700,099        691,663
   #254478, 6.00% - 2032                                  333,715        329,694
   #254346, 6.50% - 2032                                  193,843        194,879
   #545691, 6.50% - 2032                                  290,741        292,295
   #659790, 6.50% - 2032                                  277,945        280,398
   #666750, 6.00% - 2032                                  697,052        686,182
   #702879, 5.00% - 2033                                1,432,104      1,345,177
   #709805, 5.00% - 2033                                2,065,247      1,939,889
   #658077, 5.50% - 2033                                1,286,480      1,241,248
   #688328, 5.50% - 2033                                1,244,455      1,200,526
   #689108, 5.50% - 2033                                1,177,221      1,135,830
   #709748, 5.50% - 2033                                1,988,354      1,918,445
   #713971, 5.50% - 2033                                1,990,843      1,920,567
   #754903, 5.50% - 2033                                1,093,957      1,044,866
   #725033, 6.00% - 2034                                  973,214        960,867
   #255554, 5.50% - 2035                                2,344,277      2,257,662
                                                                    ------------
                                                                      70,570,850
                                                                    ------------
U.S. GOVERNMENT SPONSORED SECURITIES - 4.4%
Government National Mortgage Association - CMO's:
   GNR 2006-23, 6.00% - 2033                            4,981,418      4,953,846

Government National Mortgage Association - Pass-Thru's:
   #301465, 9.00% - 2021                                   21,437         23,248
   #305617, 9.00% - 2021                                   16,924         18,354
   #313107, 7.00% - 2022                                  127,510        131,504
   #352022, 7.00% - 2023                                   77,193         79,611
   #369303, 7.00% - 2023                                  111,780        115,281
   #780454, 7.00% - 2026                                  126,880        130,855
   #462680, 7.00% - 2028                                   75,003         77,352
   #482668, 7.00% - 2028                                   59,549         61,414
   #518436, 7.25% - 2029                                   28,797         29,866
   #494109, 7.50% - 2029                                   29,370         30,694
   #510704, 7.50% - 2029                                   31,075         32,476
   #781079, 7.50% - 2029                                   27,970         29,230
   #479229, 8.00% - 2030                                   17,542         18,607
   #479232, 8.00% - 2030                                   21,384         22,682
   #508342, 8.00% - 2030                                   48,690         51,646
   #538285, 6.50% - 2031                                   97,328         98,552
   #561561, 6.50% - 2031                                  188,887        191,505
   #564472, 6.50% - 2031                                  271,072        274,829
   #781414, 5.50% - 2032                                  380,664        369,035
   #552324, 6.50% - 2032                                  179,364        181,619
   II #181907, 9.50% - 2020                                16,358         18,035
   II #2445, 8.00% - 2027                                  50,793         53,622
   II #2909, 8.00% - 2030                                  29,296         30,927
                                                                    ------------
                                                                       7,024,790
                                                                    ------------


                                       40                See accompanying notes.

                                                                        SERIES E
Schedule of Investments                              (DIVERSIFIED INCOME SERIES)
June 30, 2006                                                        (unaudited)

                                                        PRINCIPAL      MARKET
                                                         AMOUNT         VALUE
                                                       ----------   ------------
MORTGAGE BACKED SECURITIES (CONTINUED)
NON-AGENCY SECURITIES - 15.2%
Chaseflex Trust, 2006-1 A2A,
   5.93% - 2036(3)                                     $3,000,000   $  2,986,395
Chase Commercial Mortgage
   Securities Corporation:
   1997-1B, 7.37% - 2029                                1,500,000      1,508,518
   1998-1B, 6.56% - 2030                                  500,000        506,670
Chase Mortgage Finance Corporation,
   2005-A1 2A2, 5.25% - 2035(3)                         2,674,145      2,636,883
Credit-Based Asset Servicing & Securitization,
   2005-CB5 AV2, 5.583% - 2035(3)                       3,000,000      3,011,338
Homebanc Mortgage Trust, 2006-1 1A1,
   6.16% - 2037(3)                                      2,899,130      2,911,937
JP Morgan Alternative Loan Trust:
   2006-S2 A2, 5.81% - 2036                             3,007,000      2,982,925
   2006-S3, 6.00% - 2036                                3,000,000      2,984,180
JP Morgan Mortgage Trust,
   2006-A3 5A1, 5.379% - 2036(3)                        2,696,441      2,671,162
Washington Mutual,
   2005-AR16 1A1, 5.12% - 2035(3)                       1,871,901      1,844,933
                                                                    ------------
                                                                      24,044,941
                                                                    ------------
TOTAL MORTGAGE BACKED SECURITIES
   (cost $105,340,974)                                               101,640,581
                                                                    ------------
U.S. AGENCY BONDS & NOTES - 2.5%
Federal National Mortgage Association:
   5.00% - 2013(7)                                      1,935,000      1,860,626
   6.625% - 2030(7)                                       750,000        849,301
   7.125% - 2030(7)                                     1,000,000      1,194,425
                                                                    ------------
TOTAL U.S. AGENCY BONDS & NOTES
   (cost $3,787,460)                                                   3,904,352
                                                                    ------------
U.S. GOVERNMENT SECURITIES - 7.7%
U.S. Treasury Bill,
   4.9052% - 10-12-06(7)                                  130,000        128,226
U.S. Treasury Bond:
   3.875% - 2010(7)                                     1,000,000        954,219
   4.25% - 2015(7)                                        650,000        608,182
   4.50% - 2015(7)                                      3,310,000      3,152,775
   5.375% - 2031(7)                                     5,000,000      5,086,330
U.S. Treasury Note,
   4.50% - 2016(7)                                      2,325,000      2,212,018
                                                                    ------------
TOTAL U.S. GOVERNMENT SECURITIES
   (cost $12,961,934)                                                 12,141,750
                                                                    ------------

                                                        PRINCIPAL      MARKET
                                                         AMOUNT         VALUE
                                                       ----------   ------------
REPURCHASE AGREEMENT - 1.2%
United Missouri Bank, 4.68%,
   dated 06-30-06, matures 07-03-06;
   repurchase amount of $1,837,716
   (Collateralized by U.S. Treasury Notes,
   3.125%, 01-31-07 & FHLB, 4.125%,
   8-13-10, with values of $1,010,698 and
   $867,267, respectively)                             $1,837,000   $  1,837,000
                                                                    ------------
TOTAL REPURCHASE AGREEMENT
   (cost $1,837,000)                                                   1,837,000
                                                                    ------------
TOTAL INVESTMENTS - 99.6%
   (cost $163,220,897)                                               157,637,954
                                                                    ------------
CASH AND OTHER ASSETS, LESS LIABILITIES - 0.4%                           614,148
                                                                    ------------
TOTAL NET ASSETS - 100.0%                                           $158,252,102
                                                                    ============


For federal income tax purposes the identified cost of investments owned at June 30, 2006 was $165,083,642.

*    Non-income producing security

(1) Security is a 144A series. The total market value of 144A securities is $6,745,229 (cost $6,858,961), or 4.3% of total net assets.

(2)  Security is a step bond. Rate indicated is rate effective at June 30, 2006.

(3)  Variable rate security. Rate indicated is rate effective June 30, 2006.

(4)  Security is in default due to bankruptcy.

(5) Security is fair valued by the Board of Directors. The total market value of fair valued securities amounts to $0, or 0.0% or net assets.

(6) Security is illiquid. The total market value of illiquid securities is $0 (cost $500,000), or 0.0% or net assets.

(7)  Security is segregated as collateral for open futures contracts.


                                       41                See accompanying notes.

                                                                        SERIES E
                                                     (DIVERSIFIED INCOME SERIES)
                                                                     (unaudited)

Statement of Assets and Liabilities
June 30, 2006

ASSETS:
Investments, at value(1) ........................................   $157,637,954
Receivables:
   Fund shares sold .............................................        201,277
   Securities sold ..............................................          4,239
   Variation margin .............................................            703
   Interest .....................................................      1,266,844
Prepaid expenses ................................................          3,453
                                                                    ------------
Total assets ....................................................    159,114,470
                                                                    ------------
LIABILITIES:
Cash overdraft ..................................................         20,575
Payable for:
   Fund shares redeemed .........................................        731,327
   Management fees ..............................................         78,104
   Director's fees ..............................................          2,352
   Transfer agent and administration fees .......................         16,220
   Professional fees ............................................         12,124
   Other ........................................................          1,666
                                                                    ------------
Total liabilities ...............................................        862,368
                                                                    ------------
NET ASSETS ......................................................   $158,252,102
                                                                    ============
NET ASSETS CONSIST OF:
Paid in capital .................................................   $166,889,388
Accumulated undistributed net investment income .................      9,552,346
Accumulated undistributed net realized loss
   on sale of investments .......................................    (13,281,502)
Net unrealized depreciation in value
   of investments ...............................................     (4,908,130)
                                                                    ------------
Net assets ......................................................   $158,252,102
                                                                    ============
Capital shares authorized .......................................      unlimited
Capital shares outstanding ......................................     13,809,293
Net asset value per share
   (net assets divided by shares outstanding) ...................   $      11.46
                                                                    ============
(1) Investments, at cost ........................................   $163,220,897

Statement of Operations
For the Six Months Ended June 30, 2006

INVESTMENT INCOME:
   Interest .....................................................   $  4,235,388
   Dividend .....................................................         33,874
                                                                    ------------
   Total investment income ......................................      4,269,262
                                                                    ------------
EXPENSES:
   Management fees ..............................................        603,553
   Administration fees ..........................................         81,787
   Transfer agent/maintenance fees ..............................         12,611
   Custodian fees ...............................................          8,077
   Professional fees ............................................         10,324
   Directors' fees ..............................................          4,204
   Reports to shareholders ......................................         14,239
   Other expenses ...............................................          3,233
                                                                    ------------
   Total expenses ...............................................        738,028
   Less: Expenses waived ........................................       (120,711)
                                                                    ------------
   Net expenses .................................................        617,317
                                                                    ------------
   Net investment income ........................................      3,651,945
                                                                    ------------
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized loss during the period on:
   Investments ..................................................     (1,547,607)
   Futures ......................................................        (35,348)
                                                                    ------------
   Net realized loss ............................................     (1,582,955)
                                                                    ------------
Net unrealized depreciation
   during the period on:
   Investments ..................................................     (3,538,674)
   Futures ......................................................       (114,325)
                                                                    ------------
   Net unrealized depreciation ..................................     (3,652,999)
                                                                    ------------
Net realized and unrealized loss ................................     (5,235,954)
                                                                    ------------
Net decrease in net assets
   resulting from operations ....................................   $ (1,584,009)
                                                                    ============


                                       42                See accompanying notes.

                                                                        SERIES E
Statement of Changes in Net Assets                   (DIVERSIFIED INCOME SERIES)

                                                                          SIX MONTHS ENDED
                                                                            JUNE 30, 2006        YEAR ENDED
                                                                             (UNAUDITED)     DECEMBER 31, 2005
                                                                          ----------------   -----------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
   Net investment income ..............................................     $  3,651,945       $  6,633,185
   Net realized gain (loss) during the period on investments ..........       (1,582,955)           975,729
   Net unrealized depreciation during the period on investments .......       (3,652,999)        (4,694,841)
                                                                            ------------       ------------
   Net increase (decrease) in net assets resulting from operations ....       (1,584,009)         2,914,073
                                                                            ------------       ------------
CAPITAL SHARE TRANSACTIONS:
   Proceeds from sale of shares .......................................       42,636,792         63,916,593
   Cost of shares redeemed ............................................      (42,186,848)       (66,971,923)
                                                                            ------------       ------------
   Net increase (decrease) from capital share transactions ............          449,944         (3,055,330)
                                                                            ------------       ------------
   Net decrease in net assets .........................................       (1,134,065)          (141,257)
                                                                            ------------       ------------
NET ASSETS:
   Beginning of period ................................................      159,386,167        159,527,424
                                                                            ------------       ------------
   End of period ......................................................     $158,252,102       $159,386,167
                                                                            ============       ============
   Accumulated undistributed net investment income at end of period ...     $  9,552,346       $  5,900,401
                                                                            ============       ============
CAPITAL SHARE ACTIVITY:
   Shares sold ........................................................        3,699,394          5,569,608
   Shares redeemed ....................................................       (3,667,715)        (5,836,749)
                                                                            ------------       ------------
   Total capital share activity .......................................           31,679           (267,141)
                                                                            ============       ============


                                       43                See accompanying notes.

                                                                        SERIES E
Financial Highlights                                 (DIVERSIFIED INCOME SERIES)

Selected data for each share of capital stock outstanding throughout each period

                                                    SIX MONTHS                                                  YEAR ENDED,
                                                  ENDED JUNE 30,                                               DECEMBER 31,
                                                      2006(d)        2005       2004       2003       2002         2001
                                                  --------------   --------   --------   --------   --------   ------------
PER SHARE DATA
Net asset value, beginning of period                 $  11.57      $  11.36   $  11.04   $  11.83   $  11.40     $  11.37
                                                     --------      --------   --------   --------   --------     --------
Income (loss) from investment operations:
Net investment income                                    0.26          0.49       0.50       0.68       0.51         0.58
Net gain (loss) on securities (realized and
   unrealized)                                          (0.37)        (0.28)     (0.08)     (0.31)      0.51         0.20
                                                     --------      --------   --------   --------   --------     --------
Total from investment operations                        (0.11)         0.21       0.42       0.37       1.02         0.78
                                                     --------      --------   --------   --------   --------     --------
Less distributions:
Dividends from net investment income                       --            --      (0.10)     (1.16)     (0.59)       (0.75)
                                                     --------      --------   --------   --------   --------     --------
Total distributions                                        --            --      (0.10)     (1.16)     (0.59)       (0.75)
                                                     --------      --------   --------   --------   --------     --------
Net asset value, end of period                       $  11.46      $  11.57   $  11.36   $  11.04   $  11.83     $  11.40
                                                     ========      ========   ========   ========   ========     ========

TOTAL RETURN(a)                                         (0.95%)        1.85%      3.82%      3.19%      9.29%        7.18%
                                                     --------      --------   --------   --------   --------     --------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)             $158,252      $159,386   $159,527   $159,472   $195,754     $142,538
                                                     --------      --------   --------   --------   --------     --------
Ratios to average net assets:
Net investment income                                    4.54%         4.23%      4.42%      4.39%      5.00%        5.67%
Total expenses(b)                                        0.92%         0.92%      0.89%      0.84%      0.83%        0.83%
Net expenses(c)                                          0.77%         0.77%      0.75%      0.84%      0.83%        0.83%
                                                     --------      --------   --------   --------   --------     --------
Portfolio turnover rate                                    89%           60%        39%        45%        32%          46%

(a) Total return does not take into account any of the expenses associated with an investment in variable insurance products offered by Security Benefit Life Insurance Company. If total return had taken into account these expenses, performance would have been lower. Shares of a series of SBL Fund are available only through the purchase of such products.

(b) Total expense information reflects expense ratios absent fund expense reductions by the Investment Manager.

(c) Net expense information reflects the expense ratios after voluntary expense waivers, reimbursements and custodian earnings credits, as applicable.

(d) Unaudited figures for the six months ended June 30, 2006. Percentage amounts for the period, except total return, have been annualized.


                                       44                See accompanying notes.

                                    SERIES H

                             ENHANCED INDEX SERIES

                             (NORTHERN TRUST LOGO)

                                   SUBADVISER,
                                 NORTHERN TRUST

                                                                        SERIES H
Managers' Commentary                                     (ENHANCED INDEX SERIES)
June 30, 2006                                                        (unaudited)

PERFORMANCE

SERIES H VS. S&P 500 INDEX

                              (PERFORMANCE GRAPH)

   DATE        Value
----------   ---------
SBL H
  5/3/1999   10,000.00
 6/30/1999   10,330.00
 9/30/1999    9,700.00
12/31/1999   11,231.86
   3/31/00   11,513.92
   6/30/00   11,171.42
   9/30/00   11,028.87
  12/31/00   10,086.15
 3/31/2001    8,846.84
 6/30/2001    9,345.68
 9/30/2001    7,940.77
12/31/2001    8,775.57
 3/31/2002    8,777.35
 6/30/2002    7,579.05
 9/30/2002    6,257.83
12/31/2002    6,758.69
 3/31/2003    6,531.68
 6/30/2003    7,501.63
 9/30/2003    7,687.37
12/31/2003    8,636.02
 3/31/2004    8,781.51
 6/30/2004    8,906.22
 9/30/2004    8,706.68
12/31/2004    9,486.84
 3/31/2005    9,289.20
 6/30/2005    9,393.22
 9/30/2005    9,736.50
12/31/2005    9,965.35
 3/31/2006    10350.23
 6/30/2006   10,204.60

   DATE        value
----------   ---------
INCEPTION
   5/03/99   10,000.00
   6/30/99   10,305.90
   9/30/99    9,662.23
  12/31/99   11,099.83
   3/31/00   11,354.94
  06/30/00   11,053.83
  09/30/00   10,946.91
  12/31/00   10,091.15
 3/31/2001    8,895.28
 6/30/2001    9,416.16
 9/30/2001    8,034.87
12/31/2001    8,893.97
 3/31/2002    8,918.14
 6/30/2002    7,723.63
 9/30/2002    6,389.69
12/31/2002    6,929.34
 3/31/2003    6,711.11
 6/30/2003    7,744.15
 9/30/2003    7,949.11
12/31/2003    8,917.03
 3/31/2004    9,068.30
 6/30/2004    9,223.74
 9/30/2004    9,050.82
12/31/2004    9,886.55
 3/31/2005    9,673.56
 6/30/2005    9,805.25
 9/30/2005   10,159.08
12/31/2005   10,370.14
 3/31/2006   10,806.04
 6/30/2006   10,650.35

                             $10,000 SINCE INCEPTION

The chart above assumes a hypothetical $10,000 investment in Series H (Enhanced Index Series) on May 3, 1999 (date of inception) and reflects the fees and expenses of Series H. The S&P 500 Index is a capitalization-weighted index composed of 500 selected common stocks that represent the broad domestic economy and is a widely recognized unmanaged index of market performance.

PORTFOLIO COMPOSITION BY SECTOR

Consumer Discretionary                    9.63%
Consumer Staples                          9.35
Energy                                    9.95
Financials                               20.85
Health Care                              12.02
Industrials                              11.60
Information Technology                   14.63
Materials                                 3.25
Telecommunication Services                3.08
Utilities                                 3.06
U.S. Government Securities                0.25
Repurchase Agreement                      1.37
Cash & other assets, less liabilities     0.96
                                        ------
Total net assets                        100.00%
                                        ======

AVERAGE ANNUAL RETURNS

                                               SINCE INCEPTION
PERIODS ENDED 06-30-06(1)   1 YEAR   5 YEARS       (5-3-99)
-------------------------   ------   -------   ---------------
Series H                     8.64%    1.77%         0.28%

(1) Performance figures do not reflect fees and expenses associated with an investment in variable insurance products offered by Security Benefit Life Insurance Company. If returns had taken into account these fees and expenses, performance would have been lower. Shares of a Series of SBL Fund are available only through the purchase of such products.

     The performance data quoted above represents past per formance. Past performance is not predictive of future performance. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.


                                       46                See accompanying notes.

                                                                        SERIES H
Managers' Commentary                                     (ENHANCED INDEX SERIES)
June 30, 2006                                                        (unaudited)

PERFORMANCE

INFORMATION ABOUT YOUR SERIES EXPENSES

CALCULATING YOUR ONGOING SERIES EXPENSES

EXAMPLE

As a shareholder of the Series, you incur ongoing costs, including management fees and other series expenses. Performance figures and expense ratios do not reflect fees and expenses associated with an investment in variable insurance products. Shares of a Series of SBL Fund are available only through the purchase of such products. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2006 - June 30, 2006.

ACTUAL EXPENSES

The first line in the table provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table provides information about hypothetical account values and hypothetical expenses based on the Series actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses associated with an investment in variable insurance products. Therefore, the second line is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these fees and expenses associated with an investment in variable insurance products were included, your costs would have been higher.

SERIES EXPENSES

                                     BEGINNING         ENDING      EXPENSES PAID
                                   ACCOUNT VALUE   ACCOUNT VALUE       DURING
                                      01-01-06      06-30-06(1)      PERIOD(2)
                                   -------------   -------------   -------------
Series H (Enhanced Index Series)
   Actual                            $1,000.00       $1,024.00         $3.76
   Hypothetical                       1,000.00        1,021.08          3.76

(1) The actual ending account value is based on the actual total return of the Series for the period January 1, 2006 to June 30, 2006 after actual expenses and will differ from the hypothetical ending account value which is based on the Series expense ratio and a hypothetical annual return of 5% before expenses. The actual cumulative return at net asset value for the period January 1, 2006 to June 30, 2006 was 2.40%.

(2) Expenses are equal to the Series annualized expense ratio (net of expense waivers) of 0.75% multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

                                                                        SERIES H
Schedule of Investments                                  (ENHANCED INDEX SERIES)
June 30, 2006                                                        (unaudited)

                                                          NUMBER        MARKET
                                                         OF SHARES      VALUE
                                                        ----------   -----------
COMMON STOCKS - 97.4%
AEROSPACE & DEFENSE - 2.6%
Boeing Company                                               2,571   $   210,591
General Dynamics Corporation                                 2,669       174,713
Honeywell International, Inc.                                5,375       216,613
L-3 Communications Holdings, Inc.                            4,945       372,952
Lockheed Martin Corporation                                  4,547       326,202
Northrop Grumman Corporation                                 6,822       437,017
Raytheon Company                                            10,282       458,269
United Technologies Corporation                              2,865       181,697
                                                                     -----------
                                                                       2,378,054
                                                                     -----------
AIR FREIGHT & LOGISTICS - 0.8%
United Parcel Service, Inc. (Cl.B)                           9,093       748,627
                                                                     -----------
AIRLINES - 0.4%
Southwest Airlines Company                                  19,071       312,192
                                                                     -----------
ALUMINUM - 0.0%
Alcoa, Inc.                                                  2,189        70,836
                                                                     -----------
APPAREL RETAIL - 0.0%
TJX Companies, Inc.                                            100         2,286
                                                                     -----------
APPLICATION SOFTWARE - 0.2%
Autodesk, Inc.*                                                693        23,881
Citrix Systems, Inc.*                                        1,682        67,515
Compuware Corporation*                                       9,489        63,576
                                                                     -----------
                                                                         154,972
                                                                     -----------
ASSET MANAGEMENT & CUSTODY BANKS - 0.8%
Ameriprise Financial, Inc.                                   7,533       336,499
Franklin Resources, Inc.                                     3,253       282,393
Mellon Financial Corporation                                 3,855       132,728
                                                                     -----------
                                                                         751,620
                                                                     -----------
AUTOMOBILE MANUFACTURERS - 0.0%
Ford Motor Company                                           4,100        28,413
General Motors Corporation                                     100         2,979
                                                                     -----------
                                                                          31,392
                                                                     -----------
AUTOMOTIVE RETAIL - 0.2%
AutoNation, Inc.*                                            6,724       144,163
                                                                     -----------
BIOTECHNOLOGY - 1.0%
Amgen, Inc.*                                                13,642       889,868
                                                                     -----------
BROADCASTING & CABLE TV - 0.6%
CBS Corporation (Cl.B)                                      12,637       341,831
Comcast Corporation*                                         7,324       239,788
                                                                     -----------
                                                                         581,619
                                                                     -----------
BUILDING PRODUCTS - 0.3%
Masco Corporation                                           10,096       299,245
                                                                     -----------
COAL & CONSUMABLE FUELS - 0.1%
Consol Energy, Inc.                                          1,400        65,408
                                                                     -----------

                                                          NUMBER        MARKET
                                                         OF SHARES      VALUE
                                                        ----------   -----------
COMMON STOCKS (CONTINUED)
COMMUNICATIONS EQUIPMENT - 2.9%
Ciena Corporation*                                           4,547   $    21,871
Cisco Systems, Inc.*                                        62,483     1,220,293
Comverse Technology, Inc.*                                  12,458       246,295
Corning, Inc.*                                               2,571        62,192
Motorola, Inc.                                              23,529       474,109
Qualcomm, Inc.                                              12,424       497,830
Tellabs, Inc.*                                              13,149       175,013
                                                                     -----------
                                                                       2,697,603
                                                                     -----------
COMPUTER & ELECTRONICS RETAIL - 0.3%
Circuit City Stores, Inc.                                    9,873       268,743
                                                                     -----------
COMPUTER HARDWARE - 3.1%
Apple Computer, Inc.*                                        1,646        94,020
Dell, Inc.*                                                 19,376       472,968
Hewlett-Packard Company                                     31,436       995,892
International Business Machines Corporation                 16,016     1,230,349
NCR Corporation*                                               198         7,255
Sun Microsystems, Inc.*                                      6,624        27,490
                                                                     -----------
                                                                       2,827,974
                                                                     -----------
COMPUTER STORAGE & PERIPHERALS - 0.3%
EMC Corporation*                                            25,311       277,662
Qlogic Corporation*                                            100         1,724
                                                                     -----------
                                                                         279,386
                                                                     -----------
CONSTRUCTION & FARM MACHINERY - 0.8%
Caterpillar, Inc.                                            9,494       707,113
                                                                     -----------
CONSUMER FINANCE - 1.0%
American Express Company                                     6,922       368,389
Capital One Financial Corporation                            6,029       515,178
SLM Corporation                                                100         5,292
                                                                     -----------
                                                                         888,859
                                                                     -----------
DATA PROCESSING & OUTSOURCED SERVICES - 0.8%
Automatic Data Processing, Inc.                              7,118       322,801
Computer Sciences Corporation*                               4,647       225,101
Electronic Data Systems Corporation                          4,900       117,894
Fiserv, Inc.*                                                1,978        89,722
                                                                     -----------
                                                                         755,518
                                                                     -----------
DEPARTMENT STORES - 0.7%
J.C. Penney Company, Inc.                                    6,422       433,549
Nordstrom, Inc.                                              6,200       226,300
                                                                     -----------
                                                                         659,849
                                                                     -----------
DISTILLERS & VINTNERS - 0.0%
Brown-Forman Corporation (Cl.B)                                200        14,338
                                                                     -----------


                                       48                See accompanying notes.

                                                                        SERIES H
Schedule of Investments                                  (ENHANCED INDEX SERIES)
June 30, 2006                                                        (unaudited)

                                                          NUMBER        MARKET
                                                         OF SHARES      VALUE
                                                        ----------   -----------
COMMON STOCKS (CONTINUED)
DIVERSIFIED BANKS - 2.4%
Comerica, Inc.                                               6,724   $   349,581
U.S. Bancorp                                                21,825       673,956
Wachovia Corporation                                         7,318       395,757
Wells Fargo & Company                                       11,469       769,341
                                                                     -----------
                                                                       2,188,635
                                                                     -----------
DIVERSIFIED CHEMICALS - 0.7%
Dow Chemical Company                                         1,189        46,407
E.I. du Pont de Nemours & Company                            8,305       345,488
PPG Industries, Inc.                                         3,360       221,760
                                                                     -----------
                                                                         613,655
                                                                     -----------
DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES - 0.2%
Cendant Corporation                                         13,940       227,083
                                                                     -----------
DIVERSIFIED METALS & MINING - 0.6%
Freeport-McMoRan Copper & Gold, Inc. (Cl.B)                  2,471       136,918
Phelps Dodge Corporation                                     5,042       414,251
                                                                     -----------
                                                                         551,169
                                                                     -----------
DRUG RETAIL - 0.1%
CVS Corporation                                                700        21,490
Walgreen Company                                               993        44,526
                                                                     -----------
                                                                          66,016
                                                                     -----------
ELECTRIC UTILITIES - 1.2%
Allegheny Energy, Inc.*                                      2,571        95,307
American Electric Power Company, Inc.                       11,854       406,000
Edison International                                        10,378       404,741
Entergy Corporation                                            793        56,105
FPL Group, Inc.                                              3,360       139,037
PPL Corporation                                                944        30,491
Progress Energy, Inc. - Contingent Value
   Obligation*(2)                                            1,100           308
                                                                     -----------
                                                                       1,131,989
                                                                     -----------
ELECTRICAL COMPONENTS & EQUIPMENT - 0.4%
Cooper Industries, Ltd.                                        298        27,690
Emerson Electric Company                                     2,471       207,094
Rockwell Automation, Inc.                                    1,471       105,927
                                                                     -----------
                                                                         340,711
                                                                     -----------
ELECTRONIC EQUIPMENT MANUFACTURERS - 0.3%
Agilent Technologies, Inc.*                                  8,155       257,372
                                                                     -----------
ELECTRONIC MANUFACTURING SERVICES - 0.3%
Jabil Circuit, Inc.                                          2,471        63,258
Molex, Inc.                                                  5,042       169,260
                                                                     -----------
                                                                         232,518
                                                                     -----------
ENVIRONMENTAL & FACILITIES SERVICES - 0.5%
Allied Waste Industries, Inc.*                               5,200        59,072
Waste Management, Inc.                                      10,973       393,711
                                                                     -----------
                                                                         452,783
                                                                     -----------

                                                          NUMBER        MARKET
                                                         OF SHARES      VALUE
                                                        ----------   -----------
COMMON STOCKS (CONTINUED)
FERTILIZERS & AGRICULTURAL CHEMICALS - 0.2%
Monsanto Company                                             1,878   $   158,109
                                                                     -----------
FOOD RETAIL - 1.3%
Kroger Company                                              20,458       447,212
Safeway, Inc.                                               13,616       354,016
Supervalu, Inc.                                             11,569       355,168
                                                                     -----------
                                                                       1,156,396
                                                                     -----------
FOOTWEAR - 0.2%
Nike, Inc. (Cl.B)                                            2,375       192,375
                                                                     -----------
FOREST PRODUCTS - 0.2%
Louisiana-Pacific Corporation                                7,216       158,030
                                                                     -----------
GENERAL MERCHANDISE STORES - 0.6%
Dollar General Corporation                                   1,976        27,624
Target Corporation                                          11,665       570,069
                                                                     -----------
                                                                         597,693
                                                                     -----------
GOLD - 0.1%
Newmont Mining Corporation                                   1,087        57,535
                                                                     -----------
HEALTH CARE DISTRIBUTORS - 0.6%
AmerisourceBergen Corporation                                1,284        53,825
Cardinal Health, Inc.                                        8,107       521,523
                                                                     -----------
                                                                         575,348
                                                                     -----------
HEALTH CARE EQUIPMENT - 1.4%
Becton, Dickinson & Company                                  5,536       338,416
Hospira, Inc.*                                               5,042       216,503
Medtronic, Inc.                                             15,225       714,357
                                                                     -----------
                                                                       1,269,276
                                                                     -----------
HEALTH CARE FACILITIES - 0.2%
HCA, Inc.                                                    2,669       115,167
Tenet Healthcare Corporation*                               16,000       111,680
                                                                     -----------
                                                                         226,847
                                                                     -----------
HEALTH CARE SERVICES - 0.2%
Laboratory Corporation of America Holdings*                  2,958       184,076
                                                                     -----------
HOME IMPROVEMENT RETAIL - 1.6%
Home Depot, Inc.                                            20,376       729,257
Lowe's Companies, Inc.                                      10,776       653,780
Sherwin-Williams Company                                     1,187        56,359
                                                                     -----------
                                                                       1,439,396
                                                                     -----------
HOMEBUILDING - 0.5%
Centex Corporation                                             298        14,989
D.R. Horton, Inc.                                            7,216       171,885
KB Home                                                      3,758       172,304
Lennar Corporation                                           1,384        61,408
Pulte Homes, Inc.                                              693        19,951
                                                                     -----------
                                                                         440,537
                                                                     -----------


                                       49                See accompanying notes.

                                                                        SERIES H
Schedule of Investments                                  (ENHANCED INDEX SERIES)
June 30, 2006                                                        (unaudited)

                                                          NUMBER        MARKET
                                                         OF SHARES      VALUE
                                                        ----------   -----------
COMMON STOCKS (CONTINUED)
HOMEFURNISHING RETAIL - 0.0%
Select Comfort Corporation*                                     50   $     1,149
                                                                     -----------
HOTELS, RESORTS & CRUISE LINES - 0.1%
Carnival Corporation                                         1,582        66,033
Marriott International, Inc.                                 1,853        70,636
                                                                     -----------
                                                                         136,669
                                                                     -----------
HOUSEHOLD APPLIANCES - 0.2%
Black & Decker Corporation                                   2,375       200,592
Whirlpool Corporation                                          198        16,365
                                                                     -----------
                                                                         216,957
                                                                     -----------
HOUSEHOLD PRODUCTS - 1.9%
Clorox Company                                                 895        54,568
Kimberly-Clark Corporation                                   8,600       530,620
Procter & Gamble Company                                    20,929     1,163,652
                                                                     -----------
                                                                       1,748,840
                                                                     -----------
HYPERMARKETS & SUPERCENTERS - 1.3%
Wal-Mart Stores, Inc.                                       25,013     1,204,876
                                                                     -----------
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS - 0.2%
AES Corporation*                                               500         9,225
Dynegy, Inc.*                                                2,871        15,704
TXU Corporation                                              2,589       154,796
                                                                     -----------
                                                                         179,725
                                                                     -----------
INDUSTRIAL CONGLOMERATES - 3.8%
3M Company                                                   2,276       183,833
General Electric Company                                    76,969     2,536,897
Tyco International, Ltd.                                    27,085       744,838
                                                                     -----------
                                                                       3,465,568
                                                                     -----------
INDUSTRIAL GASES - 0.1%
Air Products & Chemicals, Inc.                               1,778       113,650
                                                                     -----------
INDUSTRIAL MACHINERY - 0.6%
Illinois Tool Works, Inc.                                    3,164       150,290
Ingersoll-Rand Company, Ltd.                                 9,022       385,961
Parker Hannifin Corporation                                    100         7,760
                                                                     -----------
                                                                         544,011
                                                                     -----------
INTEGRATED OIL & GAS - 5.1%
Chevron Corporation                                         12,268       761,352
ConocoPhillips                                              14,417       944,746
Exxon Mobil Corporation(1)                                  48,641     2,984,125
Occidental Petroleum Corporation                               448        45,942
                                                                     -----------
                                                                       4,736,165
                                                                     -----------
INTEGRATED TELECOMMUNICATION SERVICES - 2.6%
AT&T, Inc.                                                  32,455       905,170
BellSouth Corporation                                        9,489       343,502
Citizens Communications Company                             18,096       236,153
Qwest Communications
   International, Inc.*                                     52,027       420,898
Verizon Communications, Inc.                                13,842       463,569
                                                                     -----------
                                                                       2,369,292
                                                                     -----------

                                                          NUMBER        MARKET
                                                         OF SHARES      VALUE
                                                        ----------   -----------
COMMON STOCKS (CONTINUED)
INTERNET RETAIL - 0.1%
Amazon.com, Inc.*                                            1,976   $    76,432
                                                                     -----------
INTERNET SOFTWARE & SERVICES - 1.2%
eBay, Inc.*                                                  3,065        89,774
Google, Inc.*                                                2,275       953,975
VeriSign, Inc.*                                                698        16,173
Yahoo!, Inc.*                                                  200         6,600
                                                                     -----------
                                                                       1,066,522
                                                                     -----------
INVESTMENT BANKING & BROKERAGE - 2.1%
Bear Stearns Companies, Inc.                                   198        27,736
Charles Schwab Corporation                                   4,600        73,508
E*Trade Financial Corporation*                                 400         9,128
Goldman Sachs Group, Inc.                                    5,436       817,737
Lehman Brothers Holdings, Inc.                               9,196       599,119
Merrill Lynch & Company, Inc.                                5,653       393,223
                                                                     -----------
                                                                       1,920,451
                                                                     -----------
LEISURE PRODUCTS - 0.3%
Mattel, Inc.                                                14,731       243,209
                                                                     -----------
LIFE & HEALTH INSURANCE - 2.2%
AFLAC, Inc.                                                  7,711       357,405
Lincoln National Corporation                                   949        53,562
MetLife, Inc.                                               11,864       607,554
Principal Financial Group, Inc.                              7,807       434,460
Prudential Financial, Inc.                                   7,711       599,145
                                                                     -----------
                                                                       2,052,126
                                                                     -----------
LIFE SCIENCES TOOLS & SERVICES - 0.5%
Applera Corporation - Applied Biosystems Group              10,469       338,672
PerkinElmer, Inc.                                            2,300        48,070
Waters Corporation*                                          1,685        74,814
                                                                     -----------
                                                                         461,556
                                                                     -----------
MANAGED HEALTH CARE - 1.6%
Aetna, Inc.                                                  3,200       127,776
Cigna Corporation                                            3,360       330,994
Coventry Health Care, Inc.*                                  1,876       103,067
Humana, Inc.*                                                1,622        87,101
UnitedHealth Group, Inc.                                    15,620       699,464
WellPoint, Inc.*                                             1,384       100,714
                                                                     -----------
                                                                       1,449,116
                                                                     -----------
METAL & GLASS CONTAINERS - 0.2%
Ball Corporation                                             4,247       157,309
Pactiv Corporation*                                            395         9,776
                                                                     -----------
                                                                         167,085
                                                                     -----------
MOTORCYCLE MANUFACTURERS - 0.2%
Harley-Davidson, Inc.                                        3,831       210,284
                                                                     -----------
MOVIES & ENTERTAINMENT - 2.0%
News Corporation                                            34,994       671,185
Time Warner, Inc.                                           29,758       514,813
Viacom, Inc. (Cl.B)*                                        13,784       494,019
Walt Disney Company                                          6,822       204,660
                                                                     -----------
                                                                       1,884,677
                                                                     -----------


                                       50                See accompanying notes.

                                                                        SERIES H
Schedule of Investments                                  (ENHANCED INDEX SERIES)
June 30, 2006                                                        (unaudited)

                                                          NUMBER        MARKET
                                                         OF SHARES      VALUE
                                                        ----------   -----------
COMMON STOCKS (CONTINUED)
MULTI-LINE INSURANCE - 1.5%
American International Group, Inc.                          20,465   $ 1,208,458
Genworth Financial, Inc.                                     2,965       103,301
Hartford Financial Services Group, Inc.                      1,187       100,420
                                                                     -----------
                                                                       1,412,179
                                                                     -----------
MULTI-UTILITIES - 1.6%
CMS Energy Corporation*                                      7,200        93,168
Dominion Resources, Inc.                                     4,249       317,783
Duke Energy Corporation                                      3,343        98,184
PG&E Corporation                                             9,516       373,788
Sempra Energy                                                6,300       286,524
Teco Energy, Inc.                                           21,936       327,724
                                                                     -----------
                                                                       1,497,171
                                                                     -----------
OFFICE REITS - 0.1%
Boston Properties, Inc.                                      1,284       116,074
                                                                     -----------
OIL & GAS DRILLING - 1.1%
Nabors Industries, Ltd.*                                    10,776       364,121
Noble Corporation                                            5,536       411,989
Rowan Companies, Inc.                                        7,907       281,410
                                                                     -----------
                                                                       1,057,520
                                                                     -----------
OIL & GAS EQUIPMENT & SERVICES - 1.1%
BJ Services Company                                          1,778        66,248
Halliburton Company                                          1,878       139,367
National-Oilwell Varco, Inc.*                                5,931       375,551
Schlumberger, Ltd.                                           6,347       413,253
                                                                     -----------
                                                                         994,419
                                                                     -----------
OIL & GAS EXPLORATION & PRODUCTION - 1.4%
Devon Energy Corporation                                     6,822       412,117
EOG Resources, Inc.                                          6,425       445,510
XTO Energy, Inc.                                             9,478       419,591
                                                                     -----------
                                                                       1,277,218
                                                                     -----------
OIL & GAS REFINING & MARKETING - 0.8%
Sunoco, Inc.                                                 1,700       117,793
Valero Energy Corporation                                    9,684       644,180
                                                                     -----------
                                                                         761,973
                                                                     -----------
OIL & GAS STORAGE & TRANSPORTATION - 0.3%
Kinder Morgan, Inc.                                            847        84,607
Williams Companies, Inc.                                     7,711       180,129
                                                                     -----------
                                                                         264,736
                                                                     -----------
OTHER DIVERSIFIED FINANCIAL SERVICES - 5.8%
Bank of America Corporation                                 29,828     1,434,727
Citigroup, Inc.                                             45,080     2,174,659
JP Morgan Chase & Company                                   26,210     1,100,820
Morgan Stanley                                               9,393       593,732
                                                                     -----------
                                                                       5,303,938
                                                                     -----------

                                                          NUMBER        MARKET
                                                         OF SHARES      VALUE
                                                        ----------   -----------
COMMON STOCKS (CONTINUED)
PACKAGED FOODS & MEATS - 1.1%
Campbell Soup Company                                        4,029   $   149,516
ConAgra Foods, Inc.                                         12,753       281,969
Dean Foods Company*                                          1,200        44,628
McCormick & Company, Inc.                                   10,400       348,920
Sara Lee Corporation                                        11,000       176,220
                                                                     -----------
                                                                       1,001,253
                                                                     -----------
PAPER PACKAGING - 0.5%
Bemis Company, Inc.                                            593        18,158
International Paper Company                                  5,500       177,650
MeadWestvaco Corporation                                       989        27,623
Temple-Inland, Inc.                                          4,549       195,015
                                                                     -----------
                                                                         418,446
                                                                     -----------
PHARMACEUTICALS - 6.5%
Abbott Laboratories                                          4,847       211,378
Barr Pharmaceuticals, Inc.*                                  6,425       306,408
Bristol-Myers Squibb Company                                 3,275        84,692
Eli Lilly & Company                                          3,071       169,734
Forest Laboratories, Inc.*                                   1,000        38,690
Johnson & Johnson                                           17,983     1,077,541
King Pharmaceuticals, Inc.*                                 19,689       334,713
Merck & Company, Inc.                                       19,576       713,154
Mylan Laboratories, Inc.                                    10,373       207,460
Pfizer, Inc.                                                70,238     1,648,485
Schering-Plough Corporation                                 28,082       534,400
Watson Pharmaceuticals, Inc.*                                1,689        39,320
Wyeth                                                       14,555       646,388
                                                                     -----------
                                                                       6,012,363
                                                                     -----------
PROPERTY & CASUALTY INSURANCE - 1.1%
Ace, Ltd.                                                    3,400       172,006
Allstate Corporation                                         2,865       156,801
Cincinnati Financial Corporation                             2,628       123,542
Progressive Corporation                                        800        20,568
St. Paul Travelers Companies, Inc.                           9,381       418,206
XL Capital, Ltd.                                             1,778       108,991
                                                                     -----------
                                                                       1,000,114
                                                                     -----------
PUBLISHING - 0.4%
Gannett Company, Inc.                                          871        48,715
McGraw-Hill Companies, Inc.                                  2,500       125,575
Tribune Company                                              6,922       224,480
                                                                     -----------
                                                                         398,770
                                                                     -----------
RAILROADS - 1.0%
Burlington Northern Santa Fe Corporation                     5,635       446,574
Norfolk Southern Corporation                                 1,400        74,508
Union Pacific Corporation                                    4,745       441,095
                                                                     -----------
                                                                         962,177
                                                                     -----------


                                       51                See accompanying notes.

                                                                        SERIES H
Schedule of Investments                                  (ENHANCED INDEX SERIES)
June 30, 2006                                                        (unaudited)

                                                          NUMBER        MARKET
                                                         OF SHARES      VALUE
                                                        ----------   -----------
COMMON STOCKS (CONTINUED)
REGIONAL BANKS - 1.5%
Huntington Bancshares, Inc.                                  7,118   $   167,842
KeyCorp                                                     11,665       416,207
PNC Financial Services Group, Inc.                           6,722       471,683
Synovus Financial Corporation                               13,347       357,433
                                                                     -----------
                                                                       1,413,165
                                                                     -----------
RESIDENTIAL REITS - 0.2%
Apartment Investment & Management Company                      298        12,948
Archstone-Smith Trust                                        3,164       160,953
Equity Residential                                             400        17,892
                                                                     -----------
                                                                         191,793
                                                                     -----------
RESTAURANTS - 1.1%
Darden Restaurants, Inc.                                     9,289       365,987
McDonald's Corporation                                      19,182       644,515
                                                                     -----------
                                                                       1,010,502
                                                                     -----------
RETAIL REITS - 0.3%
Simon Property Group, Inc.                                   3,658       303,395
                                                                     -----------
SEMICONDUCTOR EQUIPMENT - 0.3%
Applied Materials, Inc.                                      6,145       100,041
KLA-Tencor Corporation                                       2,614       108,664
Teradyne, Inc.*                                              7,095        98,833
                                                                     -----------
                                                                         307,538
                                                                     -----------
SEMICONDUCTORS - 2.6%
Advanced Micro Devices, Inc.*                                3,065        74,847
Analog Devices, Inc.                                         1,682        54,059
Freescale Semiconductor, Inc. (Cl.B)*                       12,528       368,323
Intel Corporation                                           47,391       898,059
LSI Logic Corporation*                                      14,929       133,616
National Semiconductor Corporation                          13,247       315,941
NVIDIA Corporation*                                          1,100        23,419
Texas Instruments, Inc.                                     17,794       538,980
                                                                     -----------
                                                                       2,407,244
                                                                     -----------
SOFT DRINKS - 2.3%
Coca-Cola Company                                           23,034       990,923
Pepsi Bottling Group, Inc.                                  10,673       343,137
PepsiCo, Inc.                                               13,347       801,354
                                                                     -----------
                                                                       2,135,414
                                                                     -----------
SPECIALIZED FINANCE - 0.5%
CIT Group, Inc.                                              7,536       394,057
Moody's Corporation                                            593        32,295
                                                                     -----------
                                                                         426,352
                                                                     -----------
SPECIALIZED REITS - 0.0%
Plum Creek Timber Company, Inc.                                298        10,579
Public Storage, Inc.                                           100         7,590
                                                                     -----------
                                                                          18,169
                                                                     -----------
SPECIALTY CHEMICALS - 0.3%
Rohm & Haas Company                                          5,240       262,629
                                                                     -----------

                                                         PRINCIPAL
                                                         AMOUNT OR
                                                          NUMBER        MARKET
                                                         OF SHARES      VALUE
                                                        ----------   -----------
COMMON STOCKS (CONTINUED)
SPECIALTY STORES - 0.2%
Office Depot, Inc.*                                          5,436   $   206,568
                                                                     -----------
STEEL - 0.5%
Nucor Corporation                                            7,811       423,747
                                                                     -----------
SYSTEMS SOFTWARE - 2.7%
BMC Software, Inc.*                                         15,213       363,591
CA, Inc.                                                     4,053        83,289
Microsoft Corporation                                       81,950     1,909,435
Novell, Inc.*                                                  395         2,619
Oracle Corporation*                                          9,229       133,728
                                                                     -----------
                                                                       2,492,662
                                                                     -----------
THRIFTS & MORTGAGE FINANCE - 1.3%
Countrywide Financial Corporation                            2,669       101,636
Federal National Mortgage
   Association                                               2,769       133,189
Federal Home Loan
   Mortgage Corporation                                        189        10,775
Golden West Financial Corporation                               10           742
MGIC Investment Corporation                                  5,340       347,100
Washington Mutual, Inc.                                     13,659       622,577
                                                                     -----------
                                                                       1,216,019
                                                                     -----------
TIRES & RUBBER - 0.1%
Goodyear Tire & Rubber Company*                             11,171       123,998
                                                                     -----------
TOBACCO - 1.4%
Altria Group, Inc.                                          15,100     1,108,793
Reynolds American, Inc.                                      1,484       171,105
                                                                     -----------
                                                                       1,279,898
                                                                     -----------
TRADING COMPANIES & DISTRIBUTORS - 0.3%
W.W. Grainger, Inc.                                          3,460       260,296
                                                                     -----------
WIRELESS TELECOMMUNICATION SERVICE - 0.5%
Embarq Corporation*                                          1,042        42,712
Sprint Nextel Corporation                                   21,554       430,864
                                                                     -----------
                                                                         473,576
                                                                     -----------
TOTAL COMMON STOCKS (cost $87,547,925)                                89,726,890
                                                                     -----------
U.S. GOVERNMENT SECURITIES - 0.3%
U.S. Treasury Bill, 4.658% - 09-21-06                   $  235,000       232,502
                                                                     -----------
TOTAL U.S. GOVERNMENT SECURITIES (cost $232,475)                         232,502
                                                                     -----------


                                       52                See accompanying notes.

                                                                        SERIES H
Schedule of Investments                                  (ENHANCED INDEX SERIES)
June 30, 2006                                                        (unaudited)

                                                         PRINCIPAL      MARKET
                                                          AMOUNT        VALUE
                                                        ----------   -----------
REPURCHASE AGREEMENT - 2.2%
United Missouri Bank, 4.68%, dated 06-30-06, matures
   07-03-06; repurchase amount of $2,039,795
   (Collateralized by FHLB, 5.25%, 06-12-09 & GNMA
   2003 95-DP, 4.00%, 03-20-06, with values of
   $931,957 and $1,147,823, respectively)               $2,039,000   $ 2,039,000
                                                                     -----------
TOTAL REPURCHASE AGREEMENT (cost $2,039,000)                           2,039,000
                                                                     -----------
TOTAL INVESTMENTS - 99.9% (cost $89,819,400)                          91,998,392
CASH & OTHER ASSETS, LESS LIABILITIES - 0.1%                             110,344
                                                                     -----------
TOTAL NET ASSETS - 100.0%                                            $92,108,736
                                                                     ===========

For federal income tax purposes the identified cost of investments owned at June 30, 2006 was $91,381,935.

*    Non-income producing security

(1)  Security is segregated as collateral for futures contracts.

(2) Security is restricted. The total market value of restricted securities is $308 (cost $336), or 0.0% of total net assets. The acquisition dates range from November 8, 1999 to November 2, 2000.


                                       53                See accompanying notes.

                                                                        SERIES H
                                                         (ENHANCED INDEX SERIES)
                                                                     (unaudited)

Statement of Assets and Liabilities
June 30, 2006

ASSETS:
Investments, at value(1) .........................................   $91,998,392
Cash .............................................................        26,808
Receivables:
   Fund shares sold ..............................................        85,026
   Securities sold ...............................................     5,996,094
   Dividends .....................................................       119,435
Prepaid expenses .................................................           515
                                                                     -----------
Total assets .....................................................    98,226,270
                                                                     -----------
LIABILITIES:
Payable for:
   Securities purchased ..........................................     5,965,498
   Fund shares redeemed ..........................................        78,615
   Variation margin ..............................................         5,755
   Management fees ...............................................        25,042
   Custodian fees ................................................         8,118
   Transfer agent and administration fees ........................         8,455
   Professional fees .............................................        15,746
   Director's fees ...............................................           338
   Other .........................................................         9,967
                                                                     -----------
Total liabilities ................................................     6,117,534
                                                                     -----------
NET ASSETS .......................................................   $92,108,736
                                                                     ===========
NET ASSETS CONSIST OF:
Paid in capital ..................................................   $97,436,416
Accumulated undistributed net investment income ..................       700,395
Accumulated undistributed net realized loss on sale of investments
   and futures ...................................................    (8,267,399)
Net unrealized appreciation in value of investments and futures ..     2,239,324
                                                                     -----------
Net assets .......................................................   $92,108,736
                                                                     ===========
Capital shares authorized ........................................     unlimited
Capital shares outstanding .......................................     9,391,361
Net asset value per share (net assets divided by shares
   outstanding) ..................................................   $      9.81
                                                                     ===========
(1) Investments, at cost .........................................   $89,819,400

Statement of Operations
For the Six Months Ended June 30, 2006

INVESTMENT INCOME:
   Dividends .....................................................   $   398,485
   Interest ......................................................        28,274
                                                                     -----------
   Total investment income .......................................       426,759
                                                                     -----------
EXPENSES:
   Management fees ...............................................       162,214
   Custodian fees ................................................        10,085
   Transfer agent/maintenance fees ...............................        12,569
   Administration fees ...........................................        22,256
   Directors' fees ...............................................           885
   Professional fees .............................................         4,995
   Reports to shareholders .......................................         3,081
   Other expenses ................................................           769
                                                                     -----------
   Total expenses ................................................       216,854
   Less: Expenses waived .........................................       (54,072)
                                                                     -----------
   Net expenses ..................................................       162,782
                                                                     -----------
   Net investment income .........................................       263,977
                                                                     -----------
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) during the period on:
   Investments ...................................................     2,036,530
   Futures .......................................................      (107,535)
                                                                     -----------
   Net realized gain .............................................     1,928,995
                                                                     -----------
Net unrealized appreciation during the period on:
   Investments ...................................................       268,337
   Futures .......................................................        69,197
                                                                     -----------
   Net unrealized appreciation ...................................       337,534
                                                                     -----------
   Net realized and unrealized gain ..............................     2,266,529
                                                                     -----------
   Net increase in net assets resulting from operations ..........   $ 2,530,506
                                                                     ===========


                                       54                See accompanying notes.

                                                                        SERIES H
Statement of Changes in Net Assets                       (ENHANCED INDEX SERIES)

                                                                           SIX MONTHS ENDED    YEAR ENDED
                                                                             JUNE 30, 2006    DECEMBER 31,
                                                                              (UNAUDITED)         2005
                                                                           ----------------   ------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
   Net investment income ...............................................     $    263,977     $    436,418
   Net realized gain during the period on investments and futures ......        1,928,008        2,299,595
   Net unrealized appreciation (depreciation) during the period on
      investments and futures ..........................................          338,521         (780,247)
                                                                             ------------     ------------
   Net increase in net assets resulting from operations ................        2,530,506        1,955,766
                                                                             ------------     ------------
CAPITAL SHARE TRANSACTIONS:
   Proceeds from sale of shares ........................................       13,214,893       13,631,499
   Issuance of shares in connection with SBL Series W merger (Note 9) ..       52,171,107               --
   Cost of shares redeemed .............................................      (15,908,842)     (14,308,225)
                                                                             ------------     ------------
   Net increase (decrease) from capital share transactions .............       49,477,158         (676,726)
                                                                             ------------     ------------
   Net increase in net assets ..........................................       52,007,664        1,279,040
                                                                             ------------     ------------
NET ASSETS:
   Beginning of period .................................................       40,101,072       38,822,032
                                                                             ------------     ------------
   End of period .......................................................     $ 92,108,736     $ 40,101,072
                                                                             ============     ============
   Accumulated undistributed net investment income at end of period ....     $    700,395     $    436,418
                                                                             ============     ============
CAPITAL SHARE ACTIVITY:
   Shares sold .........................................................        1,350,925        1,494,268
   Shares issued in connection with SBL Series W merger ................        5,481,948               --
   Shares redeemed .....................................................       (1,627,549)      (1,563,791)
                                                                             ------------     ------------
   Total capital share activity ........................................        5,205,324          (69,523)
                                                                             ============     ============


                                       55                See accompanying notes.

                                                                        SERIES H
Financial Highlights                                     (ENHANCED INDEX SERIES)
Selected data for each share of capital stock outstanding throughout each period

                                                            SIX MONTHS                                                YEAR ENDED,
                                                          ENDED JUNE 30,                                             DECEMBER 31,
                                                            2006 (e, f)      2005      2004    2003 (d)     2002         2001
                                                          --------------   -------   -------   --------   -------    ------------
PER SHARE DATA
Net asset value, beginning of period ..................      $  9.58       $  9.12   $  8.31   $  6.55    $  8.62      $  9.95
                                                             -------       -------   -------   -------    -------      -------
Income (loss) from investment operations:
Net investment income (loss) ..........................        (0.03)         0.11      0.11      0.07       0.05         0.05
Net gain (loss) on securities (realized and unrealized)         0.26          0.35      0.71      1.75      (2.02)       (1.34)
                                                             -------       -------   -------   -------    -------      -------
Total from investment operations ......................         0.23          0.46      0.82      1.82      (1.97)       (1.29)
                                                             -------       -------   -------   -------    -------      -------
Less distributions:
Dividends from net investment income ..................           --            --     (0.01)    (0.06)     (0.10)       (0.04)
Distributions from realized gains .....................           --            --        --        --         --           --
Distributions in excess of capital gains ..............           --            --        --        --         --           --
                                                             -------       -------   -------   -------    -------      -------
Total distributions ...................................           --            --     (0.01)    (0.06)     (0.10)       (0.04)
                                                             -------       -------   -------   -------    -------      -------
Net asset value, end of period ........................      $  9.81       $  9.58   $  9.12   $  8.31    $  6.55      $  8.62
                                                             =======       =======   =======   =======    =======      =======
TOTAL RETURN (a) ......................................         2.40%         5.04%     9.85%    27.78%    (22.98%)     (12.99%)
                                                             -------       -------   -------   -------    -------      -------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands) ..............      $92,109       $40,101   $38,822   $33,371    $25,052      $42,112
                                                             -------       -------   -------   -------    -------      -------
Ratios to average net assets:
Net investment income .................................         1.21%         1.15%     1.32%     0.94%      0.56%        0.57%
Total expenses (b) ....................................         1.00%         1.04%     0.99%     0.96%      0.99%        0.91%
Net expenses (c) ......................................         0.75%         0.79%     0.74%     0.77%      0.99%        0.91%
                                                             -------       -------   -------   -------    -------      -------
Portfolio turnover rate ...............................          131%          106%       98%       44%        74%          29%

(a) Total return does not take into account any of the expenses associated with an investment in variable insurance products offered by Security Benefit Life Insurance Company. If total return had taken into account these expenses, performance would have been lower. Shares of a series of SBL Fund are available only through the purchase of such products.

(b) Total expense information reflects expense ratios absent fund expense reductions by the Investment Manager.

(c) Net expense information reflects the expense ratios after voluntary expense waivers, reimbursements and custodian earnings credits, as applicable.

(d) Northern Trust became the sub-adviser of Series H effective May 1, 2003. Prior to May 1, 2003, Security Management Company, LLC (SMC) paid Deutsche Asset Management for sub-advisory services.

(e) The financial highlights for Series H as set forth herein exclude the historical financial highlights for Series W. The assets of Series W were acquired by Series H on June 16, 2006.

(f) Unaudited figures for the six months ended June 30, 2006. Percentage amounts for the period, except total return, have been annualized.


                                       56                See accompanying notes.

                                    SERIES J

                              MID CAP GROWTH SERIES

                          (SECURITY BENEFIT(SM) LOGO)
                        Security Management Company, LLC

                                    ADVISER,
                        SECURITY MANAGEMENT COMPANY, LLC

                                                                        SERIES J
Manager's Commentary                                     (MID CAP GROWTH SERIES)
June 30, 2006                                                        (unaudited)

PERFORMANCE

SERIES J VS. RUSSELL 2500 GROWTH INDEX

                               (PERFORMANCE GRAPH)

   DATE        value
----------   ---------
SBL J
 6/30/1996   10,000.00
 9/30/1996   10,248.19
12/31/1996   10,192.34
 3/31/1997    9,388.12
 6/30/1997   10,801.09
 9/30/1997   12,454.90
12/31/1997   12,225.63
 3/31/1998   13,606.91
 6/30/1998   13,305.96
 9/30/1998   11,109.64
  12/31/98   14,413.72
 3/31/1999   14,353.06
 6/30/1999   16,670.76
 9/30/1999   16,814.67
12/31/1999   23,329.79
 3/31/2000   27,577.90
 6/30/2000   26,370.78
 9/30/2000   29,421.64
12/31/2000   27,238.88
 3/31/2001   22,356.28
 6/30/2001   25,037.88
 9/30/2001   17,810.06
12/31/2001   23,182.87
 3/31/2002   23,589.90
 6/30/2002   19,281.38
 9/30/2002   14,565.44
12/31/2002   16,347.92
 3/31/2003   15,930.31
 6/30/2003   20,513.84
 9/30/2003   22,601.89
12/31/2003   25,555.72
 3/31/2004   27,073.38
 6/30/2004   26,991.90
 9/30/2004   23,976.95
12/31/2004   28,142.87
 3/31/2005   25,983.52
 6/30/2005   27,317.84
 9/30/2005   29,558.67
12/31/2005   30,342.97
 3/31/2006   34,274.62
 6/30/2006   30,923.55

RUSSELL 2500 GROWTH INDEX

   DATE        value
----------   ---------
 6/30/1996   10,000.00
   9/30/96   10,137.68
  12/31/96   10,232.78
   3/31/97    9,414.07
   6/30/97   10,945.03
   9/30/97   12,765.89
  12/31/97   11,743.74
   3/31/98   13,051.19
   6/30/98   12,414.41
   9/30/98    9,657.81
  12/31/98   12,106.15
   3/31/99   11,979.21
   6/30/99   13,992.32
   9/30/99   13,507.37
  12/31/99   18,825.14
   3/31/00   21,674.91
  06/30/00   20,178.74
  09/30/00   19,585.23
  12/31/00   15,796.67
 3/31/2001   12,651.65
 6/30/2001   15,341.63
 9/30/2001   11,188.48
12/31/2001   14,085.44
 3/31/2002   13,670.33
 6/30/2002   11,396.99
 9/30/2002    9,225.03
12/31/2002    9,988.85
 3/31/2003    9,669.40
 6/30/2003   11,866.42
 9/30/2003   13,048.42
12/31/2003   14,614.34
 3/31/2004   15,419.12
 6/30/2004   15,440.24
 9/30/2004   14,574.15
12/31/2004   16,747.29
 3/31/2005   16,022.83
 6/30/2005   16,593.91
 9/30/2005   17,637.07
12/31/2005   18,116.69
 3/31/2006   20,259.31
 6/30/2006   19,019.07

                              $10,000 OVER 10 YEARS

The chart above assumes a hypothetical $10,000 investment in Series J (Mid Cap Growth Series) on June 30, 1996 and reflects the fees and expenses of Series J. The Russell 2500 Growth Index is an unmanaged index that measures the performance of securities of small-to-mid U.S. companies with greater-than-average growth orientation.

AVERAGE ANNUAL RETURNS

PERIODS ENDED 06-30-06(1)   1 YEAR   5 YEARS   10 YEARS
-------------------------   ------   -------   --------
Series J                    13.20%    4.31%     11.95%

(1) Performance figures do not reflect fees and expenses associated with an investment in variable insurance products offered by Security Benefit Life Insurance Company. If returns had taken into account these fees and expenses, performance would have been lower. Shares of a Series of SBL Fund are available only through the purchase of such products.

     The performance data quoted above represents past per formance. Past performance is not predictive of future performance. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

PORTFOLIO COMPOSITION BY SECTOR

Consumer Discretionary                    4.01%
Consumer Staples                          1.80
Energy                                   10.15
Financials                                5.18
Health Care                              10.07
Industrials                              24.61
Information Technology                   31.54
Materials                                 3.54
Utilities                                 6.94
Warrants                                  0.10
Asset Backed Commercial Paper             0.73
Commercial Paper                          1.27
Repurchase Agreement                      0.22
Liabilities, less cash & other assets    (0.16)
                                        ------
Total net assets                        100.00%
                                        ======


                                       58                See accompanying notes.

                                                                        SERIES J
Manager's Commentary                                     (MID CAP GROWTH SERIES)
June 30, 2006                                                        (unaudited)

PERFORMANCE

INFORMATION ABOUT YOUR SERIES EXPENSES

CALCULATING YOUR ONGOING SERIES EXPENSES

EXAMPLE

As a shareholder of the Series, you incur ongoing costs, including management fees and other series expenses. Performance figures and expense ratios do not reflect fees and expenses associated with an investment in variable insurance products. Shares of a Series of SBL Fund are available only through the purchase of such products. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2006 - June 30, 2006.

ACTUAL EXPENSES

The first line in the table provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table provides information about hypothetical account values and hypothetical expenses based on the Series actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses associated with an investment in variable insurance products. Therefore, the second line is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these fees and expenses associated with an investment in variable insurance products were included, your costs would have been higher.

SERIES EXPENSES

                        BEGINNING         ENDING      EXPENSES PAID
                      ACCOUNT VALUE   ACCOUNT VALUE       DURING
                         01-01-06      06-30-06(1)      PERIOD(2)
                      -------------   -------------   -------------
Series J (Mid Cap Growth Series)
   Actual               $1,000.00       $1,019.10         $4.51
   Hypothetical          1,000.00        1,020.33          4.51

(1) The actual ending account value is based on the actual total return of the Series for the period January 1, 2006 to June 30, 2006 after actual expenses and will differ from the hypothetical ending account value which is based on the Series expense ratio and a hypothetical annual return of 5% before expenses. The actual cumulative return at net asset value for the period January 1, 2006 to June 30, 2006 was 1.91%.

(2) Expenses are equal to the Series annualized expense ratio 0.90% multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

                                                                        SERIES J
Schedule of Investments                                  (MID CAP GROWTH SERIES)
June 30, 2006                                                        (unaudited)

                                                         NUMBER        MARKET
                                                        OF SHARES       VALUE
                                                       ----------   ------------
PREFERRED STOCK - 0.1%
ENVIRONMENTAL & FACILITIES SERVICES - 0.1%
ThermoEnergy Corporation PIPE(2,3,4,5)                  1,380,000   $    434,700
                                                                    ------------
TOTAL PREFERRED STOCK
   (cost $1,302,103)                                                     434,700
                                                                    ------------
COMMON STOCKS - 97.8%
APPLICATION SOFTWARE - 2.5%
Tibco Software, Inc.*                                     588,400      4,148,220
Tyler Technologies, Inc.*                                 560,000      6,272,000
                                                                    ------------
                                                                      10,420,220
                                                                    ------------
ASSET MANAGEMENT & CUSTODY BANKS - 2.7%
Northern Trust Corporation                                200,000     11,060,000
                                                                    ------------
BIOTECHNOLOGY - 2.6%
Cell Genesys, Inc.*                                       303,100      1,521,562
Human Genome Sciences, Inc.*                              310,900      3,326,630
Incyte Corporation*                                       595,000      2,737,000
Kosan Biosciences, Inc.*                                  275,900      1,103,600
ZymoGenetics, Inc.*                                       102,100      1,936,837
                                                                    ------------
                                                                      10,625,629
                                                                    ------------
BROADCASTING & CABLE TV - 1.4%
Salem Communications Corporation*                         310,000      4,033,100
WorldSpace, Inc.*                                         506,000      1,811,480
                                                                    ------------
                                                                       5,844,580
                                                                    ------------
COAL & CONSUMABLE FUELS - 0.6%
Hydrogen Corporation*(2)                                  432,924      2,640,836
                                                                    ------------
COMMUNICATIONS EQUIPMENT - 7.7%
ADC Telecommunications, Inc.*(1)                          300,000      5,058,000
Adtran, Inc.                                              273,500      6,134,605
Extreme Networks, Inc.*                                   300,000      1,248,000
Finisar Corporation*                                    3,600,000     11,772,000
PC-Tel, Inc.*                                             370,000      3,159,800
Symmetricom, Inc.*                                        600,000      4,242,000
                                                                    ------------
                                                                      31,614,405
                                                                    ------------
COMPUTER STORAGE & PERIPHERALS - 2.3%
M-Systems Flash Disk Pioneers, Ltd.*                      180,000      5,333,400
Novatel Wireless, Inc.*                                   390,000      4,048,200
                                                                    ------------
                                                                       9,381,600
                                                                    ------------
CONSTRUCTION & ENGINEERING - 5.0%
Insituform Technologies, Inc.*                            305,000      6,981,450
Shaw Group, Inc.*                                         489,000     13,594,200
                                                                    ------------
                                                                      20,575,650
                                                                    ------------
DATA PROCESSING & OUTSOURCED SERVICES - 0.4%
Hewitt Associates, Inc.*                                   76,000      1,708,480
                                                                    ------------
DEPARTMENT STORES - 0.5%
Maidenform Brands, Inc.*                                  162,500      2,003,625
                                                                    ------------

                                                         NUMBER        MARKET
                                                        OF SHARES       VALUE
                                                       ----------   ------------
COMMON STOCKS (CONTINUED)
DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES - 2.9%
ChoicePoint, Inc.*                                        120,000   $  5,012,400
Equifax, Inc.                                              76,600      2,630,444
Navigant Consulting, Inc.*                                185,000      4,190,250
                                                                    ------------
                                                                      11,833,094
                                                                    ------------
ELECTRIC UTILITIES - 6.7%
KFx, Inc.*                                              1,814,400     27,724,032
                                                                    ------------
ELECTRICAL COMPONENTS & EQUIPMENT - 7.7%
Millennium Cell, Inc.*                                    262,700        375,661
Plug Power, Inc.*                                         860,000      4,016,200
Power-One, Inc.*                                        2,340,000     15,444,000
Roper Industries, Inc.                                    200,000      9,350,000
UQM Technologies, Inc.*                                   887,372      2,573,379
                                                                    ------------
                                                                      31,759,240
                                                                    ------------
ELECTRONIC EQUIPMENT MANUFACTURERS - 6.2%
Aeroflex, Inc.*                                           418,000      4,878,060
FLIR Systems, Inc.*                                       380,000      8,382,800
Maxwell Technologies, Inc.*                               629,100     12,349,233
                                                                    ------------
                                                                      25,610,093
                                                                    ------------
GENERAL MERCHANDISE STORES - 0.8%
Fred's, Inc.                                              252,100      3,365,535
                                                                    ------------
HEALTH CARE FACILITIES - 1.8%
U.S. Physical Therapy, Inc.*                              170,000      2,488,800
United Surgical Partners
   International, Inc.*                                   160,000      4,811,200
                                                                    ------------
                                                                       7,300,000
                                                                    ------------
HEALTH CARE SERVICES - 1.0%
Providence Service Corporation*                           154,000      4,193,420
                                                                    ------------
HEALTH CARE SUPPLIES - 1.2%
Orthovita, Inc.*                                          800,000      3,376,000
Regeneration Technologies, Inc.*                          217,400      1,391,360
                                                                    ------------
                                                                       4,767,360
                                                                    ------------
HOME FURNISHINGS - 0.3%
Kirkland's, Inc.*                                         221,565      1,158,785
                                                                    ------------
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS - 0.0%
Electric City Corporation*(2)                             147,600        162,360
                                                                    ------------
INDUSTRIAL MACHINERY - 0.8%
Quixote Corporation                                        93,700      1,688,474
Tennant Company                                            34,300      1,724,604
                                                                    ------------
                                                                       3,413,078
                                                                    ------------
INTERNET SOFTWARE & SERVICES - 1.0%
RealNetworks, Inc.*                                       385,000      4,119,500
                                                                    ------------
IT CONSULTING & OTHER SERVICES - 2.4%
Acxiom Corporation                                        256,200      6,405,000
Keane, Inc.*                                              310,800      3,885,000
                                                                    ------------
                                                                      10,290,000
                                                                    ------------


                                       60                See accompanying notes.

                                                                        SERIES J
Schedule of Investments                                  (MID CAP GROWTH SERIES)
June 30, 2006                                                        (unaudited)

                                                         NUMBER        MARKET
                                                        OF SHARES       VALUE
                                                       ----------   ------------
COMMON STOCKS (CONTINUED)
LIFE SCIENCES TOOLS & SERVICES - 0.5%
Charles River Laboratories
   International, Inc.*                                    62,000   $  2,281,600
                                                                    ------------
METAL & GLASS CONTAINERS - 3.5%
Pactiv Corporation*                                       590,000     14,602,500
                                                                    ------------
MOVIES & ENTERTAINMENT - 0.5%
Lions Gate Entertainment Corporation*                     224,400      1,918,620
                                                                    ------------
OIL & GAS DRILLING - 1.7%
Ensco International, Inc.                                 150,000      6,903,000
                                                                    ------------
OIL & GAS EQUIPMENT & SERVICES - 1.5%
BJ Services Company(1)                                    142,000      5,290,920
Superior Energy Services, Inc.*                            31,300      1,061,070
                                                                    ------------
                                                                       6,351,990
                                                                    ------------
OIL & GAS EXPLORATION & PRODUCTION - 4.8%
Rentech, Inc.*                                          3,560,000     16,554,000
Syntroleum Corporation*                                   524,000      3,180,680
                                                                    ------------
                                                                      19,734,680
                                                                    ------------
OIL & GAS STORAGE & TRANSPORTATION - 1.5%
Williams Companies, Inc.                                  270,000      6,307,200
                                                                    ------------
PACKAGED FOODS & MEATS - 1.8%
Hormel Foods Corporation                                  200,000      7,428,000
                                                                    ------------
PHARMACEUTICALS - 3.0%
Combinatorx, Inc.*                                        275,200      2,419,008
Connetics Corporation*                                    254,000      2,987,040
Hollis-Eden Pharmaceuticals, Inc.*                        522,346      2,502,037
Iomai Corporation*(2)                                     415,000      1,718,515
Ligand Pharmaceuticals, Inc. (Cl.B)*                      336,000      2,839,200
                                                                    ------------
                                                                      12,465,800
                                                                    ------------
PUBLISHING - 0.1%
Dow Jones & Company, Inc.                                   7,600        266,076
                                                                    ------------
RALLROADS - 1.6%
Kansas City Southern*                                     241,000      6,675,700
                                                                    ------------
REGIONAL BANKS - 1.0%
Boston Private Financial Holdings, Inc.                   145,000      4,045,500
                                                                    ------------
SEMICONDUCTOR EQUIPMENT - 1.3%
Mindspeed Technologies, Inc.*                           2,200,000      5,302,000
                                                                    ------------
SEMICONDUCTORS - 4.8%
Applied Micro Circuits Corporation*                     1,300,000      3,549,000
hi/fn, Inc.*                                              337,200      2,083,896
IXYS Corporation*                                       1,052,000     10,099,200
Netlogic Microsystems, Inc.*                               65,000      2,096,250
QuickLogic Corporation*                                   370,000      1,809,300
                                                                    ------------
                                                                      19,637,646
                                                                    ------------
SPECIALTY STORES - 0.5%
Tractor Supply Company*(1)                                 36,500      2,017,355
                                                                    ------------

                                                        PRINCIPAL
                                                        AMOUNT OR
                                                         NUMBER        MARKET
                                                        OF SHARES       VALUE
                                                       ----------   ------------
COMMON STOCKS (CONTINUED)
SYSTEMS SOFTWARE - 2.9%
BEA Systems, Inc.*                                        658,000   $  8,613,220
Sybase, Inc.*                                             184,700      3,583,180
                                                                    ------------
                                                                      12,196,400
                                                                    ------------
THRIFTS & MORTGAGE FINANCE - 1.5%
Clayton Holdings, Inc.*                                   480,000      6,264,000
                                                                    ------------
TRADING COMPANIES & DISTRIBUTORS - 2.6%
MSC Industrial Direct Company, Inc.                       223,000     10,608,110
                                                                    ------------
TRUCKING - 4.0%
J.B. Hunt Transport Services, Inc.                        410,000     10,213,100
Old Dominion Freight Line, Inc.*                          160,000      6,014,400
Universal Truckload Services, Inc.*                         3,500        119,455
                                                                    ------------
                                                                      16,346,955
                                                                    ------------
WATER UTILITIES - 0.2%
Basin Water, Inc.*                                         77,900        780,558
                                                                    ------------
TOTAL COMMON STOCKS
   (cost $325,738,274)                                               403,705,212
                                                                    ------------
WARRANTS - 0.1%
Electric City Corporation,
   $0.40, 03-19-09(3)                                      43,050         19,308
Hollis-Eden Pharmaceuticals, Inc.,
   $15.45, 06-19-07(3)                                     18,126             41
Orthovita, Inc., $4.00, 06-26-08(3)                       175,000        206,626
Syntroleum Corporation,
   $7.60, 05-26-08                                         29,100         80,316
ThermoEnergy Corporation,
   $1.50, 07-14-08(2, 3, 4, 5)                          1,380,000        119,922
                                                                    ------------
TOTAL WARRANTS
   (cost $1,306,819)                                                     426,213
                                                                    ------------
ASSET BACKED COMMERCIAL PAPER - 0.7%
FINANCIAL COMPANIES - DIVERSIFIED - 0.2%
Amsterdam Funding Corporation,
   5.09%, 07-11-06                                     $1,000,000        998,539
                                                                    ------------
FINANCIAL COMPANIES - MISCELLANEOUS RECEIVABLES - 0.5%
Fairway Finance Corporation:
   5.22%, 07-06-06                                     $1,000,000        999,267
   5.25%, 07-10-06                                     $1,000,000        998,680
                                                                    ------------
                                                                       1,997,947
                                                                    ------------
TOTAL ASSET BACKED COMMERCIAL PAPER
   (cost $2,996,486)                                                   2,996,486
                                                                    ------------


                                       61                See accompanying notes.

                                                                        SERIES J
Schedule of Investments                                  (MID CAP GROWTH SERIES)
June 30, 2006                                                        (unaudited)

                                                        PRINCIPAL      MARKET
                                                         AMOUNT         VALUE
                                                       ----------   ------------
COMMERCIAL PAPER - 1.3%
BROKERAGE - 0.9%
Morgan Stanley:
   5.27%, 07-05-06                                     $1,750,000   $  1,748,975
   5.27%, 07-07-06                                      1,000,000        999,122
   5.27%, 07-12-06                                      1,000,000        998,390
                                                                    ------------
                                                                       3,746,487
                                                                    ------------
FINANCIAL - OTHER - 0.4%
Countrywide Financial,
   5.32%, 07-13-06                                      1,500,000      1,497,340
                                                                    ------------
TOTAL COMMERCIAL PAPER
   (cost $5,243,826)                                                   5,243,827
                                                                    ------------
REPURCHASE AGREEMENT - 0.2%
United Missouri Bank, 4.68%, dated 06-30-06,
   matures 07-03-06; repurchase amount of
   $924,360 (Collateralized by FHLMC 3028-MB,
   5.00%, 12-15-26, FHLMC #M90808,
   4.00%, 04-01-08 & GNMA #550585,
   5.00%, 08-15-20, with values of
   $16,299, $856,011 and
   $70,169, respectively)                                 924,000        924,000
                                                                    ------------
TOTAL REPURCHASE AGREEMENT
   (cost $924,000)                                                       924,000
                                                                    ------------
TOTAL INVESTMENTS - 100.2%
   (cost $337,511,508)                                               413,730,438
LIABILITIES, LESS CASH & OTHER ASSETS - (0.2%)                          (680,747)
                                                                    ------------
TOTAL NET ASSETS - 100.0%                                           $413,049,691
                                                                    ============

For federal income tax purposes the indentified cost of investments owned at June 30, 2006 was $338,324,700.

*    Non-income producing security

PIPE-Private Investment in Puplic Equity - is the term used for stock issued by a company in the secondary market as a means of raising capital more quickly and less expensively than through registration in a secodary public offering.

(1) A portion of this security is segregated as collateral for open written options contracts.

(2) Security is illiquid. The total market value of illiquid securities is $5,076,333 (cost $10,148,682), or 1.2% of total net assets.

(3) Security is fair valued by the Board of Directors. The total market value is $345,897 (cost $1,306,528), or 0.1% of total net assets.

(4) Security is restricted. The total market value of restricted securities is $554,622 (cost $1,656,000), or 0.1% of total net assets. The acquisition date was July 14, 2005.

(5)  Investment in an affiliated issuer. See Note 8 to the Financial Statements.


                                       62                See accompanying notes.

                                                                        SERIES J
                                                         (MID CAP GROWTH SERIES)
                                                                     (unaudited)

Statement of Assets and Liabilities
June 30, 2006

ASSETS:
Investments in unaffiliated issues, at value(1)..................   $413,175,816
Investments in affiliated issues, at value(2) ...................        554,622
Cash ............................................................          8,777
Receivables:
   Securities sold ..............................................        303,518
   Fund shares sold .............................................        300,465
   Dividends ....................................................         85,903
Prepaid expenses ................................................          6,724
                                                                    ------------
Total assets ....................................................    414,435,825
                                                                    ------------
LIABILITIES:
Payable for:
   Fund shares redeemed .........................................        927,895
   Securities purchased .........................................         33,011
   Written options, at value (premiums received,$ 379,059).......         97,825
   Management fees ..............................................        251,165
   Custodian fees ...............................................          8,652
   Transfer agent and administration fees .......................         34,205
   Professional fees ............................................         28,795
   Director's fees ..............................................          4,586
                                                                    ------------
Total liabilities ...............................................      1,386,134
                                                                    ------------
NET ASSETS ......................................................   $413,049,691
                                                                    ============
NET ASSETS CONSIST OF:
Paid in capital .................................................   $275,076,986
Accumulated undistributed net investment loss ...................     (1,264,288)
Accumulated undistributed net realized gain on sale of
   investments and options written ..............................     62,736,830
Net unrealized appreciation in value of investments and written
   options ............ .........................................     76,500,163
                                                                    ------------
Net assets ......................................................   $413,049,691
                                                                    ============
Capital shares authorized .......................................      unlimited
Capital shares outstanding ......................................     13,605,225
Net asset value per share (net assets divided by shares
   outstanding) .................................................   $      30.36
                                                                    ============
(1)  Investments in unaffiliated issues, at cost ................   $335,855,508
(2)  Investments in affiliated issues, at cost ..................      1,656,000

Statement of Operations
For the Six Months Ended June 30, 2006

INVESTMENT INCOME:
   Dividends ....................................................   $    564,219
   Interest .....................................................        122,086
                                                                    ------------
   Total investment income ......................................        686,305
                                                                    ------------
EXPENSES:
   Management fees ..............................................      1,632,198
   Custodian fees ...............................................         15,337
   Transfer agent/maintenance fees ..............................         12,593
   Administration fees ..........................................        207,650
   Directors' fees ..............................................         10,196
   Professional fees ............................................         26,716
   Reports to shareholders ......................................         37,413
   Other expenses ...............................................          8,490
                                                                    ------------
   Total expenses ...............................................      1,950,593
                                                                    ------------
   Net investment loss ..........................................     (1,264,288)
                                                                    ------------
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain during the period on:
   Investments ..................................................     28,050,821
   Options written ..............................................      1,138,224
                                                                    ------------
   Net realized gain ............................................     29,189,045
                                                                    ------------
Net unrealized appreciation (depreciation) during the period on:
   Investments ..................................................    (18,777,519)
   Options written ..............................................        191,290
                                                                    ------------
   Net unrealized depreciation ..................................    (18,586,229)
                                                                    ------------
   Net realized and unrealized gain .............................     10,602,816
                                                                    ------------
   Net increase in net assets resulting from operations .........   $  9,338,528
                                                                    ============


                                       63                See accompanying notes.

                                                                        SERIES J
Statement of Changes in Net Assets                       (MID CAP GROWTH SERIES)

                                                                                    SIX MONTHS
                                                                                      ENDED
                                                                                  JUNE 30, 2006       YEAR ENDED
                                                                                   (UNAUDITED)    DECEMBER 31, 2005
                                                                                  -------------   -----------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
   Net investment loss ........................................................    $ (1,264,288)    $  (1,885,536)
   Net realized gain during the period on investments and options written .....      29,189,045        38,242,429
   Net unrealized depreciation during the period on investments and options
      written .................................................................     (18,586,229)       (7,948,763)
                                                                                   ------------     -------------
   Net increase in net assets resulting from operations .......................       9,338,528        28,408,130
                                                                                   ------------     -------------
CAPITAL SHARE TRANSACTIONS:
   Proceeds from sale of shares ...............................................      48,414,186        68,323,999
   Cost of shares redeemed ....................................................     (65,500,867)     (113,722,888)
                                                                                   ------------     -------------
   Net decrease from capital share transactions ...............................     (17,086,681)      (45,398,889)
                                                                                   ------------     -------------
   Net decrease in net assets .................................................      (7,748,153)      (16,990,759)
                                                                                   ------------     -------------
NET ASSETS:
   Beginning of period ........................................................     420,797,844       437,788,603
                                                                                   ------------     -------------
   End of period ..............................................................    $413,049,691     $ 420,797,844
                                                                                   ============     =============
   Accumulated undistributed net investment income (loss) at end of period ....    $ (1,264,288)    $          --
                                                                                   ============     =============
CAPITAL SHARE ACTIVITY:
   Shares sold ................................................................       1,533,574         2,526,797
   Shares redeemed ............................................................      (2,053,526)       (4,248,530)
                                                                                   ------------     -------------
   Total capital share activity ...............................................        (519,952)       (1,721,733)
                                                                                   ============     =============


                                       64                See accompanying notes.

                                                                        SERIES J
Financial Highlights                                     (MID CAP GROWTH SERIES)
Selected data for each share of capital stock outstanding throughout each period

                                                      SIX MONTHS                                                 YEAR ENDED,
                                                    ENDED JUNE 30,                                               DECEMBER 31,
                                                        2006(e)       2005       2004      2003(d)     2002          2001
                                                    --------------  --------   --------   --------   --------   -------------
PER SHARE DATA
Net asset value, beginning of period .............    $  29.79      $  27.63   $  25.09   $  16.05   $  24.12     $  32.82
                                                      --------      --------   --------   --------   --------     --------
Income (loss) from investment operations:
Net investment income (loss) .....................       (0.09)        (0.13)     (0.14)     (0.11)     (0.11)       (0.13)
Net gain (loss) on securities (realized and
   unrealized) ...................................       0.66          2.29       2.68       9.15      (6.69)       (4.43)
                                                      --------      --------   --------   --------   --------     --------
Total from investment operations .................        0.57          2.16       2.54       9.04      (6.80)       (4.56)
                                                      --------      --------   --------   --------   --------     --------
Less distributions:
Distributions from realized gains ................          --            --         --         --      (1.27)       (4.14)
                                                      --------      --------   --------   --------   --------     --------
Total distributions ..............................          --            --         --         --      (1.27)       (4.14)
                                                      --------      --------   --------   --------   --------     --------
Net asset value, end of period ...................    $  30.36      $  29.79   $  27.63   $  25.09   $  16.05     $  24.12
                                                      ========      ========   ========   ========   ========     ========
TOTAL RETURN(a) ..................................        1.91%         7.82%     10.12%     56.32%    (29.48%)     (14.89%)
                                                      --------      --------   --------   --------   --------     --------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands) .........    $413,050      $420,798   $437,789   $447,928   $293,378     $470,236
                                                      --------      --------   --------   --------   --------     --------
Ratios to average net assets:
Net investment income (loss) .....................       (0.58%        (0.47%)    (0.53%)    (0.55%)    (0.56%)      (0.53%)
Total expenses(b) ................................        0.90%         0.90%      0.88%      0.83%      0.83%        0.84%
Net expenses(c) ..................................        0.90%         0.90%      0.88%      0.83%      0.83%        0.83%
                                                      --------      --------   --------   --------   --------     --------
Portfolio turnover rate ..........................          26%           29%        37%        61%        41%          39%

(a) Total return does not take into account any of the expenses associated with an investment in variable insurance products offered by Security Benefit Life Insurance Company. If total return had taken into account these expenses, performance would have been lower. Shares of a series of SBL Fund are available only through the purchase of such products.

(b) Total expense information reflects expense ratios absent fund expense reductions by the Investment Manager.

(c) Net expense information reflects the expense ratios after voluntary expense waivers, reimbursements and custodian earnings credits, as applicable.

(d) The financial highlights for Series J exclude the historical financial highlights of Series T. The assets of Series T were acquired by Series J on October 3, 2003.

(e) Unaudited figures for the six months ended June 30, 2006. Percentage amounts for the period, except total return, have been annualized.


                                       65                See accompanying notes.

                                    SERIES N

                         MANAGED ASSET ALLOCATION SERIES

                   (T. ROWE PRICE (R) INVEST WITH CONFIDENCE)

                                   SUBADVISER,
                         T. ROWE PRICE ASSOCIATES, INC.

                                                                        SERIES N
Manager's Commentary                           (MANAGED ASSET ALLOCATION SERIES)
June 30, 2006                                                        (unaudited)

PERFORMANCE

SERIES N VS. BLENDED INDEX AND S&P 500 INDEX

                               (PERFORMANCE GRAPH)

   DATE        value
----------   ---------
SBL N
 6/30/1996   10,000.00
 9/30/1996   10,258.68
12/31/1996   10,845.15
 3/31/1997   10,935.37
 6/30/1997   12,108.31
 9/30/1997   12,649.84
12/31/1997   12,844.17
 3/31/1998   13,928.34
 6/30/1998   14,289.37
 9/30/1998   13,643.31
12/31/1998   15,210.96
 3/31/1999   15,526.48
 6/30/1999   15,999.91
 9/30/1999   16,985.41
12/31/1999   16,692.27
 3/31/2000   17,096.27
 6/30/2000   16,918.91
 9/30/2000   16,953.12
12/31/2000   16,541.64
 3/31/2001   15,413.06
 6/30/2001   16,000.56
 9/30/2001   14,675.82
12/31/2001   15,701.05
 3/31/2002   15,851.89
 6/30/2002   14,960.15
 9/30/2002   13,434.80
12/31/2002   14,188.98
 3/31/2003   13,996.59
 6/30/2003   15,716.10
 9/30/2003   16,126.03
12/31/2003   17,580.17
 3/31/2004   18,044.09
 6/30/2004   18,056.30
 9/30/2004   18,127.56
12/31/2004   19,465.35
 3/31/2005   19,121.69
 6/30/2005   19,502.16
 9/30/2005   19,993.09
12/31/2005   20,312.20
 3/31/2006   20,962.68
 6/30/2006   20,741.76

BLENDED INDEX
SBL N

BLENDED INDEX

               value
             ---------
 6/30/1996      10,000
   9/30/96      10,264
  12/31/96      10,902
   3/31/97      11,057
   6/30/97      12,363
   9/30/97      13,092
  12/31/97      13,478
   3/31/98      14,680
   6/30/98      15,111
   9/30/98      14,482
  12/31/98      16,306
   3/31/99      16,761
   6/30/99      17,408
   9/30/99      16,798
  12/31/99      18,263
   3/31/00      18,698
  06/30/00      18,528
  09/30/00      18,655
  12/31/00      18,084
 3/31/2001      17,000
 6/30/2001      17,644
 9/30/2001      16,366
12/31/2001      17,414
 3/31/2002      17,458
 6/30/2002      16,276
 9/30/2002      14,836
12/31/2002      15,706
 3/31/2003      15,496
 6/30/2003      17,066
 9/30/2003      17,334
12/31/2003      18,608
 3/31/2004      18,997
 6/30/2004      19,004
 9/30/2004      19,033
12/31/2004      20,152
 3/31/2005      19,857
 6/30/2005      20,261
 9/30/2005      20,648
12/31/2005      20,957
 3/31/2006      21,428
 6/30/2006      21,238

S & P 500

   DATE        value
----------   ---------
 6/30/1996   10,000.00
   9/30/96   10,309.14
  12/31/96   11,168.95
   3/31/97   11,468.03
   6/30/97   13,470.36
   9/30/97   14,480.53
  12/31/97   14,896.82
   3/31/98   16,974.95
   6/30/98   17,535.65
   9/30/98   15,790.70
  12/31/98   19,152.29
   3/31/99   20,109.33
   6/30/99   21,526.52
   9/30/99   20,182.05
  12/31/99   23,184.83
   3/31/00   23,717.70
  06/30/00   23,088.76
  09/30/00   22,865.43
  12/31/00   21,077.95
 3/31/2001   18,580.06
 6/30/2001   19,668.06
 9/30/2001   16,782.88
12/31/2001   18,577.33
 3/31/2002   18,627.81
 6/30/2002   16,132.77
 9/30/2002   13,346.51
12/31/2002   14,473.70
 3/31/2003   14,017.87
 6/30/2003   16,175.65
 9/30/2003   16,603.75
12/31/2003   18,625.49
 3/31/2004   18,941.46
 6/30/2004   19,266.15
 9/30/2004   18,904.95
12/31/2004   20,650.59
 3/31/2005   20,205.71
 6/30/2005   20,480.77
 9/30/2005   21,219.85
12/31/2005   21,660.69
 3/31/2006   22,571.18
 6/30/2006   22,245.98

                              $10,000 OVER 10 YEARS

The chart above assumes a hypothetical $10,000 investment in Series N (Managed Asset Allocation Series) on June 30, 1996 and reflects the fees and expenses of Series N. The blended index is 60% S&P 500 Index and 40% Lehman Brothers Aggregate Bond Index. The S&P 500 Index is a capitalization-weighted index composed of 500 selected common stocks that represent the broad domestic economy and is a widely recognized unmanaged index of market performance. The Lehman Brothers Aggregate Bond Index is an unmanaged index that tracks investment grade bonds including U.S. Treasury and agency issues, corporate bond issues, asset-backed, commercial mor tgage-backed and mortgage-backed securities and Yankee issues.

AVERAGE ANNUAL RETURNS

                                               SINCE INCEPTION
PERIODS ENDED 06-30-06(1)   1 YEAR   5 YEARS       (6-1-95)
-------------------------   ------   -------   ---------------
Series N                     6.36%    5.33%         7.57%

(1) Performance figures do not reflect fees and expenses associated with an investment in variable insurance products offered by Security Benefit Life Insurance Company. If returns had taken into account these fees and expenses, performance would have been lower. Shares of a Series of SBL Fund are available only through the purchase of such products.

     The performance data quoted above represents past per formance. Past performance is not predictive of future performance. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

PORTFOLIO COMPOSITION BY SECTOR FOR EQUITY HOLDINGS & QUALITY RATINGS (BASED ON STANDARD AND POOR'S RATINGS)
FOR FIXED INCOME HOLDINGS

Consumer Discretionary                    7.18%
Consumer Staples                          5.90
Energy                                    6.65
Financials                               15.30
Health Care                               7.81
Industrials                               8.11
Information Technology                    8.81
Materials                                 2.55
Telecommunication Services                2.23
Utilities                                 2.33
AAA                                      23.97
AA                                        0.57
A                                         2.62
BBB                                       3.04
BB                                        1.10
B                                         2.14
CCC                                       0.08
Not Rated                                 0.56
Short Term Investments                    2.15
Liabilities, less cash & other assets    (3.10)
                                        ------
Total net assets                        100.00%
                                        ======


                                       67                See accompanying notes.

                                                                        SERIES N
Manager's Commentary                           (MANAGED ASSET ALLOCATION SERIES)
June 30, 2006                                                        (unaudited)

PERFORMANCE

INFORMATION ABOUT YOUR SERIES EXPENSES

CALCULATING YOUR ONGOING SERIES EXPENSES

EXAMPLE

As a shareholder of the Series, you incur ongoing costs, including management fees and other series expenses. Performance figures and expense ratios do not reflect fees and expenses associated with an investment in variable insurance products. Shares of a Series of SBL Fund are available only through the purchase of such products. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2006 - June 30, 2006.

ACTUAL EXPENSES

The first line in the table provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table provides information about hypothetical account values and hypothetical expenses based on the Series actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses associated with an investment in variable insurance products. Therefore, the second line is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these fees and expenses associated with an investment in variable insurance products were included, your costs would have been higher.

SERIES EXPENSES

                                               BEGINNING         ENDING      EXPENSES PAID
                                             ACCOUNT VALUE   ACCOUNT VALUE       DURING
                                                01-01-06       06-30-06(1)     PERIOD(2)
                                             -------------   -------------   -------------
Series N (Managed Asset Allocation Series)
   Actual                                      $1,000.00       $1,021.10         $6.97
   Hypothetical                                 1,000.00        1,017.90          6.95

(1) The actual ending account value is based on the actual total return of the Series for the period January 1, 2006 to June 30, 2006 after actual expenses and will differ from the hypothetical ending account value which is based on the Series expense ratio and a hypothetical annual return of 5% before expenses. The actual cumulative return at net asset value for the period January 1, 2006 to June 30, 2006 was 2.11%.

(2) Expenses are equal to the Series annualized expense ratio (net of earnings credits) of 1.39% multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

                                                                        SERIES N
Schedule of Investments                        (MANAGED ASSET ALLOCATION SERIES)
June 30, 2006                                                        (unaudited)

                                                         NUMBER        MARKET
                                                        OF SHARES       VALUE
                                                       ----------   -----------
COMMON STOCKS - 56.7%
ADVERTISING - 0.3%
Lamar Advertising Company*                                  2,600   $    140,036
Omnicom Group, Inc.                                         1,100         97,999
WPP Group plc ADR                                             200         12,058
                                                                    ------------
                                                                         250,093
                                                                    ------------
AEROSPACE & DEFENSE - 1.3%
Boeing Company                                              3,300        270,303
DRS Technologies, Inc.                                        105          5,119
General Dynamics Corporation                                2,800        183,288
Goodrich Corporation                                        2,900        116,841
Honeywell International, Inc.                               8,200        330,460
Rockwell Colllins, Inc.                                     3,600        201,132
Teledyne Technologies, Inc.*                                  100          3,276
Triumph Group, Inc.*                                          300         14,400
United Technologies Corporation                             3,000        190,260
                                                                    ------------
                                                                       1,315,079
                                                                    ------------
AIR FREIGHT & LOGISTICS - 0.5%
Expeditors International of Washington, Inc.                  600         33,606
United Parcel Service, Inc. (Cl.B)                          5,600        461,048
UTI Worldwide, Inc.                                           900         22,707
                                                                    ------------
                                                                         517,361
                                                                    ------------
AIRLINES - 0.2%
Republic Airways Holdings, Inc.*                              800         13,616
SkyWest, Inc.                                               1,500         37,200
Southwest Airlines Company                                  6,300        103,131
                                                                    ------------
                                                                         153,947
                                                                    ------------
ALUMINUM - 0.1%
Alcan, Inc.                                                 1,100         51,634
Alcoa, Inc.                                                 2,000         64,720
                                                                    ------------
                                                                         116,354
                                                                    ------------
APPAREL RETAIL - 0.3%
AnnTaylor Stores Corporation*                                 100          4,338
Chico's FAS, Inc.*                                          1,000         26,980
Hot Topic, Inc.*                                              400          4,604
Pacific Sunwear of California, Inc.*                          600         10,758
Ross Stores, Inc.                                           3,800        106,590
TJX Companies, Inc.                                         7,500        171,450
                                                                    ------------
                                                                         324,720
                                                                    ------------
APPAREL, ACCESSORIES & LUXURY GOODS - 0.0%
Fossil, Inc.*                                                 600         10,806
Quiksilver, Inc.*                                             300          3,654
                                                                    ------------
                                                                          14,460
                                                                    ------------
APPLICATION SOFTWARE - 0.1%
Adobe Systems, Inc.*                                        2,700         81,972
Cadence Design Systems, Inc.*                                 400          6,860
FactSet Research Systems, Inc.                                250         11,825
Fair Isaac Corporation                                        645         23,420
Jack Henry & Associates, Inc.                                 300          5,898
Taleo Corporation*                                          1,200         14,148
                                                                    ------------
                                                                         144,123
                                                                    ------------

                                                         NUMBER        MARKET
                                                        OF SHARES       VALUE
                                                       ----------   -----------
COMMON STOCKS (CONTINUED)
ASSET MANAGEMENT & CUSTODY BANKS - 0.7%
Affiliated Managers Group, Inc.*                              550   $     47,790
Ameriprise Financial, Inc.                                  2,140         95,594
Eaton Vance Corporation                                       600         14,976
Franklin Resources, Inc.                                      900         78,129
Investors Financial Services Corporation                    2,600        116,740
Janus Capital Group, Inc.                                   1,400         25,060
Legg Mason, Inc.                                            1,400        139,327
State Street Corporation                                    2,600        151,034
                                                                    ------------
                                                                         668,650
                                                                    ------------
AUTO PARTS & EQUIPMENT - 0.0%
Autoliv, Inc.                                                 500         28,285
Gentex Corporation                                            700          9,800
                                                                    ------------
                                                                          38,085
                                                                    ------------
AUTOMOBILE MANUFACTURERS - 0.2%
General Motors Corporation                                  5,400        160,866
Winnebago Industries, Inc.                                    100          3,104
                                                                    ------------
                                                                         163,970
                                                                    ------------
BIOTECHNOLOGY - 0.9%
Alkermes, Inc.*                                               900         17,028
Amgen, Inc.*                                                5,600        365,288
Biogen Idec, Inc.*                                          2,000         92,660
Celgene Corporation*                                          800         37,944
Cephalon, Inc.*                                               895         53,790
Digene Corporation*                                           300         11,622
Genentech, Inc.*                                            1,400        114,520
Genzyme Corporation*                                        1,000         61,050
Gilead Sciences, Inc.*                                      2,500        147,900
Neurocrine Biosciences, Inc.*                                 300          3,180
Senomyx, Inc.*                                                200          2,886
                                                                    ------------
                                                                         907,868
                                                                    ------------
BREWERS - 0.2%
Anheuser-Busch Companies, Inc.                              3,800        173,242
Boston Beer Company, Inc.*                                    400         11,716
Compania Cervecerias Unidas S.A. ADR                          900         19,881
                                                                    ------------
                                                                         204,839
                                                                    ------------
BROADCASTING & CABLE TV - 0.8%
Comcast Corporation*                                        9,800        320,852
Cox Radio, Inc.*                                              500          7,210
DirecTV Group, Inc.*                                        1,340         22,110
Discovery Holding Company*                                    966         14,133
E.W. Scripps Company                                          600         25,884
EchoStar Communications Corporation*                        3,500        107,835
Emmis Communications Corporation*                             200          3,128
Liberty Global, Inc.*                                         275          5,913
Liberty Media Holding Corporation Capital*                  1,098         91,995
Liberty Media Holding Corporation Interactive*              1,691         29,187
Radio One, Inc. (Cl.D)*                                     1,000          7,400
Rogers Communications, Inc. (Cl.B)                          2,500        101,000
Univision Communications, Inc.*                             2,400         80,400
                                                                    ------------
                                                                         817,047
                                                                    ------------


                                       69                See accompanying notes.

                                                                        SERIES N
Schedule of Investments                        (MANAGED ASSET ALLOCATION SERIES)
June 30, 2006                                                        (unaudited)

                                                         NUMBER        MARKET
                                                        OF SHARES       VALUE
                                                       ----------   -----------
COMMON STOCKS (CONTINUED)
BUILDING PRODUCTS - 0.1%
American Standard Companies, Inc.                           2,400   $    103,848
Trex Company, Inc.*                                           100          2,589
Universal Forest Products, Inc.                               200         12,546
                                                                    ------------
                                                                         118,983
                                                                    ------------
CASINOS & GAMING - 0.3%
Harrah's Entertainment, Inc.                                1,200         85,416
International Game Technology                               2,700        102,438
Shuffle Master, Inc.*                                         400         13,112
Station Casinos, Inc.                                         400         27,232
Wynn Resorts, Ltd.*                                           800         58,640
                                                                    ------------
                                                                         286,838
                                                                    ------------
CATALOG RETAIL - 0.0%
IAC/InterActiveCorp*                                          550         14,569
                                                                    ------------
COAL & CONSUMABLE FUELS - 0.1%
Consol Energy, Inc.                                         1,000         46,720
Peabody Energy Corporation                                    700         39,025
                                                                    ------------
                                                                          85,745
                                                                    ------------
COMMUNICATIONS EQUIPMENT - 1.4%
Belden CDT, Inc.                                              300          9,915
Blue Coat Systems, Inc.*                                      300          5,058
Cisco Systems, Inc.*                                       30,600        597,618
Comverse Technology, Inc.*                                    900         17,793
Corning, Inc.*                                              2,800         67,732
F5 Networks, Inc.*                                            400         21,392
Inter-Tel, Inc.                                               600         12,636
Juniper Networks, Inc.*                                    10,300        164,697
Lucent Technologies, Inc.*                                 48,200        116,644
Motorola, Inc.                                              6,700        135,005
Nokia Oyj ADR                                               7,100        143,846
Plantronics, Inc.                                             200          4,442
Polycom, Inc.*                                                500         10,960
Qualcomm, Inc.                                              2,000         80,140
                                                                    ------------
                                                                       1,387,878
                                                                    ------------
COMPUTER & ELECTRONICS RETAIL - 0.1%
Best Buy Company, Inc.                                      2,325        127,503
                                                                    ------------
COMPUTER HARDWARE - 1.4%
Apple Computer, Inc.*                                       7,400        422,688
Avid Technology, Inc.*                                        600         19,998
Dell, Inc.*                                                11,400        278,274
Hewlett-Packard Company                                     1,600         50,688
International Business Machines Corporation                 4,700        361,054
Sun Microsystems, Inc.*                                    60,700        251,905
                                                                    ------------
                                                                       1,384,607
                                                                    ------------
COMPUTER STORAGE & PERIPHERALS - 0.1%
Applied Films Corporation*                                    200          5,698
EMC Corporation*                                           10,800        118,476
Rackable Systems, Inc.*                                       100          3,949
                                                                    ------------
                                                                         128,123
                                                                    ------------

                                                         NUMBER        MARKET
                                                        OF SHARES       VALUE
                                                       ----------   -----------
COMMON STOCKS (CONTINUED)
CONSTRUCTION & ENGINEERING - 0.1%
Fluor Corporation                                             500   $     46,465
Insituform Technologies, Inc.*                                400          9,156
                                                                    ------------
                                                                          55,621
                                                                    ------------
CONSTRUCTION & FARM MACHINERY - 0.2%
Caterpillar, Inc.                                           1,400        104,272
Joy Global, Inc.                                              600         31,254
Oshkosh Truck Corporation                                     700         33,264
                                                                    ------------
                                                                         168,790
                                                                    ------------
CONSUMER ELECTRONICS - 0.0%
Harman International Industries, Inc.                         400         34,148
                                                                    ------------
CONSUMER FINANCE - 0.7%
American Express Company                                    5,000        266,100
Capital One Financial Corporation                           1,800        153,810
Jackson Hewitt Tax Service, Inc.                              500         15,675
SLM Corporation                                             4,100        216,972
                                                                    ------------
                                                                         652,557
                                                                    ------------
DATA PROCESSING & OUTSOURCED SERVICES - 0.5%
Affiliated Computer Services, Inc.*                           600         30,966
Automatic Data Processing, Inc.                             3,900        176,865
DST Systems, Inc.*                                            500         29,750
First Data Corporation                                      3,700        166,648
Fiserv, Inc.*                                                 600         27,216
Global Payments, Inc.                                         400         19,420
Iron Mountain, Inc.*                                          750         28,035
                                                                    ------------
                                                                         478,900
                                                                    ------------
DEPARTMENT STORES - 0.5%
Kohl's Corporation*                                         8,300        490,696
Lotte Shopping Company, Ltd. GDR*(1,6)                      1,400         27,227
                                                                    ------------
                                                                         517,923
                                                                    ------------
DIVERSIFIED REITS - 0.0%
Kite Realty Group Trust                                       300          4,677
                                                                    ------------
DIVERSIFIED BANKS - 0.8%
Global Cash Access, Inc.*                                     400          6,252
Popular, Inc.                                               1,100         21,120
U.S. Bancorp                                                9,900        305,712
Wells Fargo & Company                                       7,500        503,100
                                                                    ------------
                                                                         836,184
                                                                    ------------
DIVERSIFIED CHEMICALS - 0.4%
Arkema ADR*                                                    45          1,756
Cabot Corporation                                             300         10,356
Dow Chemical Company                                        4,700        183,440
E.I. du Pont de Nemours & Company                           4,651        193,482
                                                                    ------------
                                                                         389,034
                                                                    ------------


                                       70                See accompanying notes.

                                                                        SERIES N
Schedule of Investments                        (MANAGED ASSET ALLOCATION SERIES)
June 30, 2006                                                        (unaudited)

                                                         NUMBER        MARKET
                                                        OF SHARES       VALUE
                                                       ----------   ------------
COMMON STOCKS (CONTINUED)
DIVERSIFIED COMMERCIAL & PROFESSIONAL
SERVICES - 0.2%
Advisory Board Company*                                       400   $     19,236
Cendant Corporation                                         6,400        104,256
ChoicePoint, Inc.*                                            266         11,111
Cintas Corporation                                            700         27,832
Corporate Executive Board Company                             500         50,100
IntercontinentalExchange, Inc.*                               100          5,794
Navigant Consulting, Inc.*                                    300          6,795
                                                                    ------------
                                                                         225,124
                                                                    ------------
DIVERSIFIED METALS & MINING - 0.1%
BHP Billiton, Ltd. ADR                                      2,700        116,289
                                                                    ------------
DRUG RETAIL - 0.4%
CVS Corporation                                             3,900        119,730
Walgreen Company                                            5,500        246,620
                                                                    ------------
                                                                         366,350
                                                                    ------------
EDUCATION SERVICES - 0.0%
Apollo Group, Inc.*                                           500         25,835
Corinthian Colleges, Inc.*                                    100          1,436
                                                                    ------------
                                                                          27,271
                                                                    ------------
ELECTRIC UTILITIES - 1.0%
Edison International                                        2,300         89,700
El Paso Electric Company*                                     300          6,048
Entergy Corporation                                         2,900        205,175
Exelon Corporation                                          6,400        363,712
FirstEnergy Corporation                                     1,600         86,736
Great Plains Energy, Inc.                                     900         25,074
NRG Energy, Inc.*                                           1,100         52,998
Pinnacle West Captial Corporation                           2,200         87,802
PPL Corporation                                             3,700        119,510
                                                                    ------------
                                                                       1,036,755
                                                                    ------------
ELECTRICAL COMPONENTS & EQUIPMENT - 0.0%
American Power Conversion Corporation                       1,200         23,388
Color Kinetics, Inc.*                                         600         11,346
                                                                    ------------
                                                                          34,734
                                                                    ------------
ELECTRONIC EQUIPMENT MANUFACTURERS - 0.2%
CyberOptics Corporation*                                      700          9,058
FLIR Systems, Inc.*                                           600         13,236
iRobot Corporation*                                           200          4,976
Littelfuse, Inc.*                                             200          6,876
Symbol Technologies, Inc.                                  11,700        126,243
Tektronix, Inc.                                             2,900         85,318
                                                                    ------------
                                                                         245,707
                                                                    ------------
ELECTRONIC MANUFACTURING SERVICES - 0.2%
AVX Corporation                                               800         12,632
Flextronics International, Ltd.*                            5,400         57,348
Jabil Circuit, Inc.                                         4,000        102,400
Mercury Computer Systems, Inc.*                               300          4,617
Plexus Corporation*                                           600         20,526
                                                                    ------------
                                                                         197,523
                                                                    ------------

                                                         NUMBER        MARKET
                                                        OF SHARES       VALUE
                                                       ----------   ------------
COMMON STOCKS (CONTINUED)
ENVIRONMENTAL & FACILITIES SERVICES - 0.2%
Republic Services, Inc.                                     2,200   $     88,748
Waste Connections, Inc.*                                      300         10,920
Waste Management, Inc.                                      2,400         86,112
                                                                    ------------
                                                                         185,780
                                                                    ------------
FERTILIZERS & AGRICULTURAL CHEMICALS - 0.2%
Monsanto Company                                            1,500        126,285
Mosaic Company*                                               800         12,520
Potash Corporation of Saskatchewan, Inc.                      600         51,582
                                                                    ------------
                                                                         190,387
                                                                    ------------
FOOD DISTRIBUTORS - 0.1%
Performance Food Group Company*                               300          9,114
Sysco Corporation                                           2,900         88,624
United Natural Foods, Inc.*                                   500         16,510
                                                                    ------------
                                                                         114,248
                                                                    ------------
FOOD RETAIL - 0.0%
Kroger Company                                              2,100         45,906
                                                                    ------------
FOOTWEAR - 0.1%
Nike, Inc. (Cl.B)                                           1,000         81,000
                                                                    ------------
FOREST PRODUCTS - 0.1%
Weyerhaeuser Company                                        1,400         87,150
                                                                    ------------
GAS UTILITIES - 0.1%
AGL Resources, Inc.                                         1,400         53,368
National Fuel Gas Company                                     900         31,626
OGE Energy Corporation                                      1,000         35,030
WGL Holdings, Inc.                                            600         17,370
                                                                    ------------
                                                                         137,394
                                                                    ------------
GENERAL MERCHANDISE STORES - 0.3%
Dollar Tree Stores, Inc.*                                     200          5,300
Fred's, Inc.                                                  400          5,340
Target Corporation                                          5,900        288,333
                                                                    ------------
                                                                         298,973
                                                                    ------------
GOLD - 0.1%
Newmont Mining Corporation                                  2,400        127,032
                                                                    ------------
HEALTH CARE DISTRIBUTORS - 0.2%
Cardinal Health, Inc.                                       2,250        144,743
Patterson Companies, Inc.*                                  1,200         41,916
                                                                    ------------
                                                                         186,659
                                                                    ------------
HEALTH CARE EQUIPMENT - 0.9%
Aspect Medical Systems, Inc.*                                 500          8,720
Baxter International, Inc.                                  3,600        132,336
Boston Scientific Corporation*                              9,700        163,348
Cytyc Corporation*                                          1,000         25,360
Edwards Lifesciences Corporation*                             300         13,629
Medtronic, Inc.                                             6,100        286,212
Respironics, Inc.*                                            100          3,422
St. Jude Medical, Inc.*                                     2,800         90,776
Steris Corporation                                            700         16,002
Stryker Corporation                                           800         33,688
Thoratec Corporation*                                         700          9,709
Zimmer Holdings, Inc.*                                      1,200         68,064
                                                                    ------------
                                                                         851,266
                                                                    ------------


                                       71                See accompanying notes.

                                                                        SERIES N
Schedule of Investments                        (MANAGED ASSET ALLOCATION SERIES)
June 30, 2006                                                        (unaudited)

                                                         NUMBER        MARKET
                                                        OF SHARES       VALUE
                                                       ----------   ------------
COMMON STOCKS (CONTINUED)
HEALTH CARE FACILITIES - 0.1%
AmSurg Corporation*                                           200   $      4,550
Community Health Systems, Inc.*                             1,300         47,775
LifePoint Hospitals, Inc.*                                    200          6,426
Symbion, Inc.*                                                400          8,304
Triad Hospitals, Inc.*                                        210          8,312
United Surgical Partners International, Inc.*                 400         12,028
                                                                    ------------
                                                                          87,395
                                                                    ------------
HEALTH CARE SERVICES - 0.5%
Alcon, Inc.                                                   500         49,275
Caremark Rx, Inc.                                           3,300        164,571
Computer Programs & Systems, Inc.                             800         31,968
DaVita, Inc.*                                                 950         47,215
Dentsply International, Inc.                                  300         18,180
Medco Health Soulutions, Inc.*                              2,363        135,353
Merit Medical Systems, Inc.*                                  700          9,632
Omnicare, Inc.                                                500         23,710
                                                                    ------------
                                                                         479,904
                                                                    ------------
HOME ENTERTAINMENT SOFTWARE - 0.1%
Activision, Inc.*                                           1,033         11,756
Electronic Arts, Inc.*                                      1,100         47,344
                                                                    ------------
                                                                          59,100
                                                                    ------------
HOME FURNISHINGS - 0.0%
Mohawk Industries, Inc.*                                      200         14,070
                                                                    ------------
HOME IMPROVEMENT RETAIL - 0.6%
Home Depot, Inc.                                           11,350        406,216
Lowe's Companies, Inc.                                      3,200        194,144
                                                                    ------------
                                                                         600,360
                                                                    ------------
HOMEBUILDING - 0.2%
D.R. Horton, Inc.                                           2,400         57,168
Lennar Corporation                                          2,100         93,177
Meritage Homes Corporation*                                   150          7,087
Standard-Pacific Corporation                                1,000         25,700
Toll Brothers, Inc.*                                          600         15,342
                                                                    ------------
                                                                         198,474
                                                                    ------------
HOMEFURNISHING RETAIL - 0.2%
Bed Bath & Beyond, Inc.*                                    4,500        149,265
Cost Plus, Inc.*                                              200          2,932
Williams-Sonoma, Inc.                                         400         13,620
                                                                    ------------
                                                                         165,817
                                                                    ------------
HOTELS, RESORTS & CRUISE LINES - 0.2%
Carnival Corporation                                        2,800        116,872
Marriott International, Inc.                                1,800         68,616
                                                                    ------------
                                                                         185,488
                                                                    ------------
HOUSEHOLD PRODUCTS - 1.2%
Clorox Company                                                700         42,679
Colgate-Palmolive Company                                   2,500        149,750
Kimberly-Clark Corporation                                  1,800        111,060
Procter & Gamble Company                                   16,475        916,010
                                                                    ------------
                                                                       1,219,499
                                                                    ------------

                                                         NUMBER        MARKET
                                                        OF SHARES       VALUE
                                                       ----------   ------------
COMMON STOCKS (CONTINUED)
HOUSEWARES & SPECIALTIES - 0.0%
Fortune Brands, Inc.                                          600   $     42,606
Jarden Corporation*                                           100          3,045
                                                                    ------------
                                                                          45,651
                                                                    ------------
HUMAN RESOURCE & EMPLOYMENT SERVICES - 0.1%
Manpower, Inc.                                                200         12,920
Monster Worldwide, Inc.*                                    1,100         46,926
Robert Half International, Inc.                             1,200         50,400
                                                                    ------------
                                                                         110,246
                                                                    ------------
HYPERMARKETS & SUPERCENTERS - 0.8%
Costco Wholesale Corporation                                1,900        108,547
Wal-Mart Stores, Inc.                                      14,000        674,380
                                                                    ------------
                                                                         782,927
                                                                    ------------
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS - 0.3%
AES Corporation*                                            6,500        119,925
Constellation Energy Group                                    900         49,068
Dynegy, Inc.*                                               8,600         47,042
TXU Corporation                                             1,900        113,601
                                                                    ------------
                                                                         329,636
                                                                    ------------
INDUSTRIAL CONGLOMERATES - 2.4%
3M Company                                                  1,800        145,386
General Electric Company                                   52,100      1,717,216
Tyco International, Ltd.                                   19,300        530,750
                                                                    ------------
                                                                       2,393,352
                                                                    ------------
INDUSTRIAL MACHINERY - 0.9%
Actuant Corporation                                           700         34,965
Briggs & Stratton Corporation                                 400         12,444
Danaher Corporation                                         7,200        463,104
Eaton Corporation                                             800         60,320
Harsco Corporation                                            300         23,388
Illinois Tool Works, Inc.                                   5,200        247,000
Nordson Corporation                                           200          9,836
Pall Corporation                                            2,200         61,600
                                                                    ------------
                                                                         912,657
                                                                    ------------
INDUSTRIAL REITS - 0.1%
Amb Property Corporation                                      200         10,110
EastGroup Properties, Inc.                                    400         18,672
First Potomac Realty Trust                                    200          5,958
ProLogis                                                    1,700         88,604
                                                                    ------------
                                                                         123,344
                                                                    ------------
INSURANCE BROKERS - 0.2%
Arthur J. Gallagher & Company                                 500         12,670
Marsh & McLennan Companies, Inc.                            5,900        158,651
Willis Group Holdings, Ltd.                                 1,000         32,100
                                                                    ------------
                                                                         203,421
                                                                    ------------


                                       72                See accompanying notes.

                                                                        SERIES N
Schedule of Investments                        (MANAGED ASSET ALLOCATION SERIES)
June 30, 2006                                                        (unaudited)

                                                         NUMBER        MARKET
                                                        OF SHARES       VALUE
                                                       ----------   ------------
COMMON STOCKS (CONTINUED)
INTEGRATED OIL & GAS - 3.3%
BP plc ADR                                                    500   $     34,805
Chevron Corporation                                        10,250        636,115
ConocoPhillips                                              5,600        366,968
Exxon Mobil Corporation                                    28,820      1,768,107
Murphy Oil Corporation                                      3,300        184,338
Occidental Petroleum Corporation                            1,100        112,805
Petroleo Brasileiro S.A. ADR                                1,200         95,808
Total S.A. ADR                                              1,800        117,936
                                                                    ------------
                                                                       3,316,882
                                                                    ------------
INTEGRATED TELECOMMUNICATION SERVICES - 0.8%
BellSouth Corporation                                       5,000        181,000
Telus Corporation (Non-Voting Shares)                       6,300        254,394
Verizon Communications, Inc.                               11,834        396,321
                                                                    ------------
                                                                         831,715
                                                                    ------------
INTERNET RETAIL - 0.1%
Amazon.com, Inc.*                                           3,300        127,644
Drugstore.com, Inc.*                                        1,500          4,350
Expedia, Inc.*                                                450          6,736
                                                                    ------------
                                                                         138,730
                                                                    ------------
INTERNET SOFTWARE & SERVICES - 0.9%
CNET Networks, Inc.*                                        1,600         12,768
CyberSource Corporation*                                      500          5,850
Digital Insight Corporation*                                  500         17,145
Google, Inc.*                                               1,200        503,196
NAVTEQ Corporation*                                         1,800         80,424
VeriSign, Inc.*                                             1,200         27,804
Websense, Inc.*                                               900         18,486
Yahoo!, Inc.*                                               6,400        211,200
                                                                    ------------
                                                                         876,873
                                                                    ------------
INVESTMENT BANKING & BROKERAGE - 1.2%
E*Trade Financial Corporation*                             10,600        241,892
Goldman Sachs Group, Inc.                                   3,100        466,333
Lehman Brothers Holdings, Inc.                              3,200        208,480
Merrill Lynch & Company, Inc.                               1,400         97,384
Stifel Financial Corporation*                                 200          7,062
TD Ameritrade Holding Corporation                           9,300        137,733
TradeStation Group, Inc.*                                   1,300         16,471
                                                                    ------------
                                                                       1,175,355
                                                                    ------------
IT CONSULTING & OTHER SERVICES - 0.2%
Accenture, Ltd.                                             3,500         99,120
CACI International, Inc.*                                     100          5,833
Cognizant Technology Solutions Corporation*                   300         20,211
Inforte Corporation*                                        1,500          7,110
MTC Technologies, Inc.*                                       300          7,089
NCI, Inc.*                                                    200          2,620
SRA International, Inc.*                                      400         10,652
                                                                    ------------
                                                                         152,635
                                                                    ------------

                                                         NUMBER        MARKET
                                                        OF SHARES       VALUE
                                                       ----------   ------------
COMMON STOCKS (CONTINUED)
LEISURE PRODUCTS - 0.1%
Brunswick Corporation                                       1,000   $     33,250
DreamWorks Animation SKG, Inc.*                               400          9,160
Marvel Entertainment, Inc.*                                   400          8,000
Mattel, Inc.                                                2,100         34,671
Pool Corporaion                                               612         26,702
                                                                    ------------
                                                                         111,783
                                                                    ------------
LIFE & HEALTH INSURANCE - 0.6%
AFLAC, Inc.                                                 2,700        125,145
Lincoln National Corporation                                2,028        114,460
MetLife, Inc.                                               1,000         51,210
Protective Life Corporation                                   500         23,310
Prudential Financial, Inc.                                  2,600        202,020
StanCorp Financial Group, Inc.                                500         25,455
                                                                    ------------
                                                                         541,600
                                                                    ------------
LIFE SCIENCES TOOLS & SERVICES - 0.1%
Charles River Laboratories International, Inc.*               300         11,040
Fisher Scientific International, Inc.*                        500         36,525
Invitrogen Corporation*                                       316         20,878
Techne Corporation*                                           200         10,184
Thermo Electron Corporation*                                  900         32,616
                                                                    ------------
                                                                         111,243
                                                                    ------------
MANAGED HEALTH CARE - 0.9%
Aetna, Inc.                                                 4,200        167,706
Cigna Corporation                                           1,400        137,914
Coventry Health Care, Inc.*                                   900         49,446
Healthspring, Inc.*                                           100          1,875
Humana, Inc.*                                               2,300        123,510
UnitedHealth Group, Inc.                                    6,100        273,158
WellPoint, Inc.*                                            2,100        152,817
                                                                    ------------
                                                                         906,426
                                                                    ------------
MOVIES & ENTERTAINMENT - 0.8%
News Corporation                                            4,100         78,638
Time Warner, Inc.                                          14,700        254,310
Viacom, Inc. (Cl.B)*                                        5,800        207,872
Walt Disney Company                                         7,700        231,000
                                                                    ------------
                                                                         771,820
                                                                    ------------
MULTI-LINE INSURANCE - 1.2%
American International Group, Inc.                         13,675        807,509
Genworth Financial, Inc.                                    3,100        108,004
Hartford Financial Services Group, Inc.                     3,100        262,260
                                                                    ------------
                                                                       1,177,773
                                                                    ------------
MULTI-UTILITIES - 0.4%
Alliant Energy Corporation                                    800         27,440
Duke Energy Corporation                                     7,200        211,464
Energy East Corporation                                     1,000         23,930
NiSource, Inc.                                              3,900         85,176
Teco Energy, Inc.                                           3,800         56,772
                                                                    ------------
                                                                         404,782
                                                                    ------------


                                       73                See accompanying notes.

                                                                        SERIES N
Schedule of Investments                        (MANAGED ASSET ALLOCATION SERIES)
June 30, 2006                                                        (unaudited)

                                                         NUMBER        MARKET
                                                        OF SHARES       VALUE
                                                       ----------   ------------
COMMON STOCKS (CONTINUED)
OFFICE REITS - 0.3%
Boston Properties, Inc.                                     1,800   $    162,720
Corporate Office Properties Trust                             100          4,208
Duke Realty Corporation                                       500         17,575
Reckson Associates Realty Corporation                         500         20,690
SL Green Realty Corporation                                   500         54,735
                                                                    ------------
                                                                         259,928
                                                                    ------------
OFFICE SERVICES & SUPPLIES - 0.2%
Avery Dennison Corporation                                  1,100         63,866
Herman Miller, Inc.                                         1,000         25,770
Pitney Bowes, Inc.                                          1,800         74,340
                                                                    ------------
                                                                         163,976
                                                                    ------------
OIL & GAS DRILLING - 0.3%
Grey Wolf, Inc.*                                            1,500         11,550
Helmerich & Payne, Inc.                                       500         30,130
Nabors Industries, Ltd.*                                    2,400         81,096
Patterson-UTI Energy, Inc.                                    800         22,648
Transocean, Inc.*                                           2,209        177,427
                                                                    ------------
                                                                         322,851
                                                                    ------------
OIL & GAS EQUIPMENT & SERVICES - 1.3%
Baker Hughes, Inc.                                          2,000        163,700
BJ Services Company                                         2,000         74,520
Cameron International Corporation*                            500         23,885
FMC Technologies, Inc.*                                     1,871        126,218
Grant Prideco, Inc.*                                        2,500        111,875
Halliburton Company                                         1,200         89,052
Maverick Tube Corporation*                                    400         25,276
National-Oilwell Varco, Inc.*                                 600         37,992
Schlumberger, Ltd.                                          9,100        592,501
Smith International, Inc.                                     100          4,447
                                                                    ------------
                                                                       1,249,466
                                                                    ------------
OIL & GAS EXPLORATION & PRODUCTION - 0.5%
Anadarko Petroleum Corporation                              2,126        101,389
Bois d'Arc Energy, Inc.*                                      300          4,941
Comstock Resources, Inc.*                                   1,000         29,860
Devon Energy Corporation                                    1,400         84,574
EOG Resources, Inc.                                         1,200         83,208
Forest Oil Corporation*                                       400         13,264
Newfield Exploration Company*                                 800         39,152
Pioneer Natural Resources Company                             700         32,487
Royal Dutch Shell plc ADR                                     200         13,974
XTO Energy, Inc.                                            1,800         79,686
                                                                    ------------
                                                                         482,535
                                                                    ------------
OIL & GAS REFINING & MARKETING - 0.2%
Valero Energy Corporation                                   2,200        146,344
                                                                    ------------
OIL & GAS STORAGE & TRANSPORTATION - 0.2%
Williams Companies, Inc.                                    7,700        179,872
                                                                    ------------

                                                         NUMBER        MARKET
                                                        OF SHARES      VALUE
                                                       ----------   ------------
COMMON STOCKS (CONTINUED)
OTHER DIVERSIFIED FINANCIAL SERVICES - 3.1%
Bank of America Corporation                                11,476   $    551,996
CapitalSource, Inc.                                         5,179        121,499
Citigroup, Inc.                                            22,673      1,093,745
Heartland Payment Systems, Inc.*                              100          2,788
JP Morgan Chase & Company                                  25,236      1,059,912
Morgan Stanley                                              4,400        278,124
                                                                    ------------
                                                                       3,108,064
                                                                    ------------
PACKAGED FOODS & MEATS - 0.5%
Campbell Soup Company                                       1,300         48,243
General Mills, Inc.                                         3,100        160,146
H.J. Heinz Company                                            720         29,678
Kellogg Company                                             2,300        111,389
Kraft Foods, Inc.                                             700         21,630
McCormick & Company, Inc.                                     700         23,485
Sara Lee Corporation                                        1,300         20,826
SunOpta, Inc.*                                              2,900         26,912
Tootsie Roll Industries, Inc.                                 169          4,923
                                                                    ------------
                                                                         447,232
                                                                    ------------
PAPER PACKAGING - 0.0%
Smurfit-Stone Container Corporation*                          900          9,846
                                                                    ------------
PAPER PRODUCTS - 0.2%
Bowater, Inc.                                               1,200         27,300
International Paper Company                                 4,100        132,430
Potlatch Corporation                                        1,110         41,903
                                                                    ------------
                                                                         201,633
                                                                    ------------
PERSONAL PRODUCTS - 0.1%
Avon Products, Inc.                                         3,000         93,000
                                                                    ------------
PHARMACEUTICALS - 3.4%
Abbott Laboratories                                         6,200        270,382
Allergan, Inc.                                              1,200        128,712
Barr Pharmaceuticals, Inc.*                                   400         19,076
Bristol-Myers Squibb Company                                1,500         38,790
Eli Lilly & Company                                         5,300        292,931
GlaxoSmithKline plc ADR                                     1,000         55,800
Johnson & Johnson                                          14,188        850,145
Martek Biosciences Corporation*                               200          5,790
Medicis Pharmaceutical Corporation                            300          7,200
Merck & Company, Inc.                                      10,300        375,229
Noven Pharmaceuticals, Inc.*                                  600         10,740
Pfizer, Inc.                                               33,573        787,958
Schering-Plough Corporation                                 6,100        116,083
Sepracor, Inc.*                                               300         17,142
Shire plc ADR                                               1,700         75,191
Wyeth                                                       6,500        288,665
                                                                    ------------
                                                                       3,339,834
                                                                    ------------


                                       74                See accompanying notes.

                                                                        SERIES N
Schedule of Investments                        (MANAGED ASSET ALLOCATION SERIES)
June 30, 2006                                                        (unaudited)

                                                         NUMBER        MARKET
                                                        OF SHARES       VALUE
                                                       ----------   ------------
COMMON STOCKS (CONTINUED)
PROPERTY & CASUALTY INSURANCE - 0.5%
Assurant, Inc.                                                500   $     24,200
Axis Capital Holdings, Ltd.                                 1,600         45,776
Infinity Property & Casualty Corporation                      200          8,200
James River Group, Inc.*                                      100          2,490
Markel Corporation*                                            70         24,290
Mercury General Corporation                                   200         11,274
Ohio Casualty Corporation                                     200          5,946
ProAssurance Corporation*                                     200          9,636
Progressive Corporation                                     3,600         92,556
Selective Insurance Group, Inc.                               100          5,587
St. Paul Travelers Companies, Inc.                          3,414        152,196
Triad Guaranty, Inc.*                                         400         19,552
XL Capital, Ltd.                                            1,300         79,690
                                                                    ------------
                                                                         481,393
                                                                    ------------
PUBLISHING - 0.3%
Dow Jones & Company, Inc.                                     700         24,507
Gannett Company, Inc.                                       1,300         72,709
Getty Images, Inc.*                                           400         25,404
McGraw-Hill Companies, Inc.                                 1,300         65,299
Meredith Corporation                                          300         14,862
Scholastic Corporation*                                       200          5,194
Tribune Company                                             1,500         48,645
Washington Post Company (Cl.B)                                 39         30,420
                                                                    ------------
                                                                         287,040
                                                                    ------------
RAILROADS - 0.4%
Norfolk Southern Corporation                                3,100        164,982
Union Pacific Corporation                                   2,800        260,288
                                                                    ------------
                                                                         425,270
                                                                    ------------
REGIONAL BANKS - 1.7%
City National Corporation                                     100          6,509
Commerce Bancshares, Inc.                                     543         27,177
East West Bancorp, Inc.                                       500         18,955
Fifth Third Bancorp                                        13,400        495,130
First Horizon National Corporation                          5,100        205,020
Mercantile Bankshares Corporation                             750         26,753
National City Corporation                                   7,500        271,425
PNC Financial Services Group, Inc.                            600         42,102
SunTrust Banks, Inc.                                        2,800        213,528
Synovus Financial Corporation                               8,900        238,342
TCF Financial Corporation                                     300          7,935
Texas Regional Bancshares, Inc.                               898         34,052
UCBH Holdings, Inc.                                         1,400         23,156
Virginia Commerce Bancorp, Inc.*                              150          3,585
Westamerica Bancorporation                                    100          4,897
Wilmington Trust Corporation                                  600         25,308
                                                                    ------------
                                                                       1,643,874
                                                                    ------------
RESIDENTIAL REIT'S - 0.2%
Archstone-Smith Trust                                       2,800        142,436
Camden Property Trust                                         500         36,775
                                                                    ------------
                                                                         179,211
                                                                    ------------

                                                         NUMBER        MARKET
                                                        OF SHARES       VALUE
                                                       ----------   ------------
COMMON STOCKS (CONTINUED)
RESTAURANTS - 0.2%
California Pizza Kitchen, Inc.*                               300   $      8,244
Cheesecake Factory, Inc.*                                     200          5,390
P.F. Chang's China Bistro, Inc.*                              200          7,604
Panera Bread Company*                                         700         47,068
Sonic Corporation*                                            900         18,711
Starbucks Corporation*                                      2,200         83,072
                                                                    ------------
                                                                         170,089
                                                                    ------------
RETAIL REIT'S - 0.2%
GSI Group, Inc.*                                              600         37,290
Kimco Realty Corporation                                      900         32,841
Pennsylvania Real Estate Investment Trust                     100          4,037
Simon Property Group, Inc.                                    800         66,352
Weingarten Realty Investors                                   800         30,624
                                                                    ------------
                                                                         171,144
                                                                    ------------
SEMICONDUCTOR EQUIPMENT - 0.2%
Advanced Energy Industries, Inc.*                             500          6,620
Applied Materials, Inc.                                    11,800        192,104
ATMI, Inc.*                                                   200          4,924
Cymer, Inc.*                                                  200          9,292
Entegris, Inc.*                                             1,112         10,597
Varian Semiconductor Equipment Associates, Inc.*              300          9,783
                                                                    ------------
                                                                         233,320
                                                                    ------------
SEMICONDUCTORS - 1.5%
Analog Devices, Inc.                                        5,134        165,007
Broadcom Corporation*                                       1,600         48,080
Intel Corporation                                          34,500        653,775
Intersil Corporation                                        1,100         25,575
Linear Technology Corporation                               1,400         46,886
Marvell Technology Group, Ltd.*                             2,200         97,526
Maxim Integrated Products, Inc.                             4,500        144,495
Microchip Technology, Inc.                                    400         13,420
OmniVision Technologies, Inc.*                                900         19,008
Semtech Corporation*                                          900         13,005
Tessera Technologies, Inc.*                                   500         13,750
TTM Technologies, Inc.*                                     1,200         17,364
Xilinx, Inc.                                                6,600        149,490
Zoran Corporation*                                            989         24,072
                                                                    ------------
                                                                       1,431,453
                                                                    ------------
SOFT DRINKS - 1.0%
Coca-Cola Company                                          10,900        468,918
Coca-Cola Enterprises, Inc.                                 2,200         44,814
PepsiCo, Inc.                                               8,100        486,324
                                                                    ------------
                                                                       1,000,056
                                                                    ------------
SPECIALIZED FINANCE - 0.3%
CBOT Holdings, Inc.*                                          800         95,672
Chicago Mercantile Exchange Holdings, Inc.                    250        122,787
Moody's Corporation                                         1,200         65,352
                                                                    ------------
                                                                         283,811
                                                                    ------------


                                       75                See accompanying notes.

                                                                        SERIES N
Schedule of Investments                        (MANAGED ASSET ALLOCATION SERIES)
June 30, 2006                                                        (unaudited)

                                                         NUMBER        MARKET
                                                        OF SHARES       VALUE
                                                       ----------   ------------
COMMON STOCKS (CONTINUED)
SPECIALIZED REIT'S - 0.1%
LaSalle Hotel Properties                                    1,200   $     55,560
                                                                    ------------
SPECIALTY CHEMICALS - 0.1
Arch Chemicals, Inc.                                          700         25,235
Ecolab, Inc.                                                1,600         64,928
Sigma-Aldrich Corporation                                     300         21,792
Symyx Technologies, Inc.*                                     700         16,905
Valspar Corporation                                           200          5,282
                                                                    ------------
                                                                         134,142
                                                                    ------------
SPECIALTY STORES - 0.1%
A.C. Moore Arts & Crafts, Inc.*                               300          4,893
Dick's Sporting Goods, Inc.*                                  100          3,960
Hibbett Sporting Goods, Inc.*                                 800         19,120
Petsmart, Inc.                                                500         12,800
Staples, Inc.                                               2,850         69,312
                                                                    ------------
                                                                         110,085
                                                                    ------------
STEEL - 0.2%
Nucor Corporation                                           2,600        141,050
Steel Dynamics, Inc.                                          500         32,870
                                                                    ------------
                                                                         173,920
                                                                    ------------
SYSTEMS SOFTWARE - 1.6%
Borland Software Corporation*                                 600          3,168
Macrovision Corporation*                                      100          2,152
McAfee, Inc.*                                               6,000        145,620
Microsoft Corporation                                      44,000      1,025,200
Oracle Corporation*                                        17,200        249,228
Red Hat, Inc.*                                              4,000         93,600
Symantec Corporation*                                       3,321         51,608
                                                                    ------------
                                                                       1,570,576
                                                                    ------------
TECHNOLOGY DISTRIBUTORS - 0.1%
CDW Corporation                                             1,000         54,650
Insight Enterprises, Inc.*                                    600         11,430
Tech Data Corporation*                                        400         15,324
                                                                    ------------
                                                                          81,404
                                                                    ------------
THRIFTS & MORTGAGE FINANCE - 0.4%
BankAtlantic Bancorp, Inc.                                  1,700         25,228
Countrywide Financial Corporation                           6,400        243,712
IndyMac Bancorp, Inc.                                         500         22,925
PMI Group, Inc.                                               500         22,290
Radian Group, Inc.                                            300         18,534
Washington Mutual, Inc.                                     2,100         95,718
                                                                    ------------
                                                                         428,407
                                                                    ------------
TOBACCO - 0.9%
Altria Group, Inc.                                         12,200        895,846
                                                                    ------------
TRUCKING - 0.1%
Dollar Thrifty Automotive Group, Inc.*                        700         31,549
Old Dominion Freight Line, Inc.*                              850         31,952
                                                                    ------------
                                                                          63,501
                                                                    ------------

                                                         NUMBER        MARKET
                                                        OF SHARES       VALUE
                                                       ----------   ------------
COMMON STOCKS (CONTINUED)
WIRELESS TELECOMMUNICATION SERVICE - 1.1%
Alltel Corporation                                          2,100   $    134,043
America Movil S.A. de C.V. ADR                              1,700         56,542
American Tower Corporation*                                 8,430        262,342
Crown Castle International Corporation*                     7,400        255,596
Embarq Corporation*                                             1             31
NTELOS Holdings Corporation*                                  300          4,335
Sprint Nextel Corporation                                   9,875        197,401
Vodafone Group plc ADR                                      5,600        119,280
Wireless Facilities, Inc.*                                  1,100          3,025
                                                                    ------------
                                                                       1,032,595
                                                                    ------------
TOTAL COMMON STOCKS (cost $51,026,777)                                56,150,460
                                                                    ------------
FOREIGN COMMON STOCKS - 10.2%
AUSTRALIA - 0.9%
Alinta, Ltd.                                                6,021         46,663
Australia & New Zealand Banking Group, Ltd.                 6,194        122,380
Babcock & Brown, Ltd.                                       4,160         67,046
BlueScope Steel, Ltd.                                      15,013         88,686
Coles Myer, Ltd.                                            7,259         61,274
CSL, Ltd.                                                     707         28,237
Downer EDI, Ltd.                                            5,286         29,223
Goodman Fielder, Ltd.*                                      9,400         14,947
GPT Group                                                   5,823         18,778
Insurance Australia Group, Ltd.                            12,837         51,031
Macquarie Bank, Ltd.                                        1,249         64,037
Macquarie Infrastructure Group                              7,634         19,059
Mirvac Group                                                4,068         13,149
Pacific Brands, Ltd.                                       11,681         18,661
Qantas Airways, Ltd.                                        4,420          9,722
QBE Insurance Group, Ltd.                                   4,673         71,182
Rio Tinto, Ltd.                                             1,258         72,724
Westpac Banking Corporation                                 4,934         85,350
                                                                    ------------
                                                                         882,149
                                                                    ------------
BELGIUM - 0.1%
Fortis                                                      2,282         77,852
KBC Groep N.V                                                 466         50,013
                                                                    ------------
                                                                         127,865
                                                                    ------------
CHINA - 0.0%
China Shenhua Energy Company, Ltd.                         17,000         31,411
                                                                    ------------
FINLAND - 0.4%
Cargotec Corporation (Cl. B)                                2,620        114,787
Kesko Oyj (Cl.B)                                            1,700         65,195
Nokia Oyj                                                   8,232        168,062
                                                                    ------------
                                                                         348,044
                                                                    ------------


                                       76                See accompanying notes.

                                                                        SERIES N
Schedule of Investments                        (MANAGED ASSET ALLOCATION SERIES)
June 30, 2006                                                        (unaudited)

                                                         NUMBER        MARKET
                                                        OF SHARES       VALUE
                                                       ----------   ------------
FOREIGN COMMON STOCKS (CONTINUED)
FRANCE - 1.1%
Arkema*                                                        36   $      1,385
Axa                                                         2,809         92,202
BNP Paribas                                                 1,714        164,110
Bouygues S.A                                                1,789         91,996
CNP Assurances                                                786         74,754
Pernod Ricard S.A                                             609        120,749
Publicis Groupe                                             3,046        117,671
Sanofi-Aventis                                              2,099        204,866
Societe Generale                                              377         55,459
Total S.A                                                   1,968        129,522
                                                                    ------------
                                                                       1,052,714
                                                                    ------------
GERMANY - 0.6%
Adidas AG                                                   1,216         58,144
BASF AG                                                       770         61,836
Bayerische Motoren Werke (BMW) AG                           1,548         77,346
Celesio AG                                                    475         43,183
E.ON AG                                                     1,677        193,110
Hypo Real Estate Holding AG                                   794         48,233
ProSiebenSat.1 Media AG*                                    1,276         31,878
ThyssenKrupp AG                                             1,120         38,353
Wacker Chemie AG*                                             174         18,730
                                                                    ------------
                                                                         570,813
                                                                    ------------
GREECE - 0.0%
National Bank of Greece S.A                                   777         30,692
                                                                    ------------
HONG KONG - 0.2%
China Overseas Land & Investment, Ltd.                     98,000         59,623
Espirit Holdings, Ltd.                                      5,500         44,898
Hopewell Holdings, Ltd.                                     8,000         22,559
Hutchison Whampoa, Ltd.                                     2,700         24,649
                                                                    ------------
                                                                         151,729
                                                                    ------------
IRELAND - 0.2%
Allied Irish Banks plc                                      2,132         51,163
DCC plc                                                     4,508        108,411
                                                                    ------------
                                                                         159,574
                                                                    ------------
ITALY - 0.3%
AEM SpA                                                     6,300         14,635
Eni SpA                                                     4,779        140,787
Saipem SpA                                                  3,007         68,429
UniCredito Italiano SpA                                    12,309         96,366
                                                                    ------------
                                                                         320,217
                                                                    ------------
JAPAN - 2.3%
Ajinomoto Company, Inc.                                     3,000         33,212
Asahi Kasei Corporation                                     3,000         19,581
Bank of Yokohama, Ltd.                                      8,000         61,864
Canon, Inc.                                                 1,950         95,587
Eisai Company, Ltd.                                           900         40,500
Fanuc, Ltd.                                                   700         62,877
Goldcrest Company, Ltd.                                       630         30,882
Hamamatsu Photonics K.K                                     1,200         41,417

                                                         NUMBER        MARKET
                                                        OF SHARES       VALUE
                                                       ----------   ------------
FOREIGN COMMON STOCKS (CONTINUED)
JAPAN (CONTINUED)
Hitachi Maxwell, Ltd.                                       1,900   $     26,181
Honda Motor Company, Ltd.                                   2,400         76,124
Hoya Corporation                                              900         32,007
JGC Corporation                                             2,000         34,410
KDDI Corporation                                               10         61,427
Kirin Brewery Company, Ltd.                                 5,000         78,597
Kobayashi Pharmaceutical Company, Ltd.                      1,300         53,161
Marui Company, Ltd.                                         1,400         21,799
Mitsubishi Corporation                                      6,100        121,792
Mitsubishi Gas Chemical Company, Inc.                       4,000         45,856
Mitsubishi UFJ Financial Group, Inc.                           12        167,765
Mitsui Sumitomo Insurance Company, Ltd.                     5,000         62,781
Nichias Corporation                                         5,000         34,078
Nikon Corporation                                           3,000         52,375
Nippon Mining Holdings, Inc.                                2,500         21,036
Nippon Oil Corporation                                      3,000         21,914
Nippon Steel Corporation                                   31,000        117,288
Nippon Yusen Kabushiki Kaisha                              10,000         65,009
Resona Holdings, Inc.                                          16         50,470
Sony Corporation                                            2,200         97,077
Sumitomo Bakelite Company, Ltd.                             2,000         18,769
Sumitomo Electric Industries, Ltd.                          2,600         38,076
Sumitomo Trust & Banking Company, Ltd.                     11,000        120,145
Takeda Pharmaceutical Company, Ltd.                         1,400         87,099
Tokyo Electric Power Company, Inc.                          2,800         77,312
Tokyo Electron, Ltd.                                        1,000         69,903
Toyoda Gosei Company, Ltd.                                  2,000         40,107
Toyota Motor Corporation                                    3,100        162,253
Uniden Corporation                                          1,000         11,045
                                                                    ------------
                                                                       2,251,776
                                                                    ------------
MEXICO - 0.2%
Cemex S.A. de C.V.*                                         7,448         42,457
Grupo Financiero Banorte S.A. de C.V                       34,616         80,273
Organizacion Soriana S.A. de C.V. (Cl.B)*                   3,900         14,477
Wal-Mart de Mexico S.A. de C.V                             10,800         30,187
                                                                    ------------
                                                                         167,394
                                                                    ------------
NETHERLANDS - 0.2%
Aegon N.V                                                   3,521         60,218
ING Groep N.V                                               1,947         76,535
Koninklijke (Royal) Philips Electronics N.V                   950         29,689
TomTom N.V.*                                                1,097         42,673
                                                                    ------------
                                                                         209,115
                                                                    ------------
NORWAY - 0.1%
Statoil ASA                                                 1,847         52,369
Telenor ASA                                                 4,600         55,606
                                                                    ------------
                                                                         107,975
                                                                    ------------
PAPUA N. GUINEA - 0.0%
Oil Search, Ltd.                                           15,681         47,772
                                                                    ------------
SINGAPORE - 0.2%
DBS Group Holdings, Ltd.                                    7,000         80,043
SembCorp Industries, Ltd.                                  30,900         63,248
StarHub, Ltd.                                              35,000         50,414
                                                                    ------------
                                                                         193,705
                                                                    ------------


                                       77                See accompanying notes.

                                                                        SERIES N
Schedule of Investments                        (MANAGED ASSET ALLOCATION SERIES)
June 30, 2006                                                        (unaudited)

                                                        PRINCIPAL
                                                        AMOUNT OR
                                                         NUMBER        MARKET
                                                        OF SHARES       VALUE
                                                       ----------   ------------
FOREIGN COMMON STOCKS (CONTINUED)
SPAIN - 0.4%
Acciona S.A                                                 1,125   $    174,776
Banco Santander Central Hispano S.A                         9,412        137,493
Telefonica S.A                                              5,187         86,389
                                                                    ------------
                                                                         398,658
                                                                    ------------
SWEDEN - 0.5%
Autoliv, Inc.                                               1,900        106,923
Nordea Bank AB                                              9,695        115,853
SSAB Svenskt Stal AB                                        7,559        150,722
Svenska Handelsbanken AB                                    3,639         93,796
TeliaSonera AB                                             11,000         62,514
Volvo AB                                                    1,000         49,188
                                                                    ------------
                                                                         578,996
                                                                    ------------
SWITZERLAND - 0.5%
Holcim, Ltd.                                                  540         41,386
Nestle S.A                                                    474        148,876
Novartis AG                                                 2,993        162,061
Swiss Life Holding*                                           263         61,631
UBS AG                                                      1,221        133,825
                                                                    ------------
                                                                         547,779
                                                                    ------------
TAIWAN - 0.0%
Acer, Inc.                                                  3,000          5,264
                                                                    ------------
UNITED KINGDOM - 2.0%
Aegis Group plc                                            29,579         71,234
Alliance UniChem plc                                        1,430         27,048
Anglo American plc                                          2,781        114,099
Arriva plc                                                  4,228         46,669
Aviva plc                                                   4,193         59,385
Barclays plc                                               10,453        118,764
BP plc                                                     11,598        135,205
Bradford & Bingley plc                                      6,835         58,701
Close Brothers Group plc                                    1,650         27,808
Corus Group plc                                             9,080         76,639
Diageo plc                                                  5,675         95,432
Friends Provident plc                                      19,923         65,845
GKN plc                                                     5,382         27,191
GlaxoSmithKline plc                                         5,174        144,548
HBOS plc                                                    3,708         64,445
Persimmon plc                                               1,474         33,658
Qinetiq plc*                                                6,400         20,945
RHM plc                                                     6,350         33,608
Rolls-Royce Group plc*                                      4,831         37,024
Rolls-Royce Group plc (Cl. B)                             311,502            590
Royal Bank of Scotland Group plc                            6,927        227,847
Royal Dutch Shell plc (Cl. B)                               4,491        156,939
Tesco plc                                                  12,297         75,997
Tomkins plc                                                 4,787         25,424
Unilever plc                                                1,539         34,602
United Utilities plc                                        5,963         70,672
Vodafone Group plc                                         13,782         29,368
WPP Group plc                                               6,639         80,341
                                                                    ------------
                                                                       1,960,028
                                                                    ------------
TOTAL FOREIGN COMMON STOCKS (cost $7,585,087)                         10,143,670
                                                                    ------------

                                                        PRINCIPAL
                                                        AMOUNT OR
                                                         NUMBER        MARKET
                                                        OF SHARES       VALUE
                                                       ----------   ------------
PREFERRED STOCK - 0.0%
APPAREL, ACCESSORIES & LUXURY GOODS - 0.0%
Anvil Holdings, Inc. (Cl.B)*(6)                               469   $      1,583
                                                                    ------------
TOTAL PREFERRED STOCK (cost $6,135)                                        1,583
                                                                    ------------
WARRANTS - 0.0%
Travelcenters of America, $0.001, 05-01-09*(6)                150            300
                                                                    ------------
TOTAL WARRANTS (cost $2)                                                     300
                                                                    ------------
MUNICIPAL BONDS - 0.1%
CALIFORNIA - 0.1%
California State Public Works Board, 5.00% - 2021      $   50,000         51,293
                                                                    ------------
KANSAS - 0.0%
Kansas State Financial Authority Revenue, 5.501% -
   2034                                                $   30,000         28,074
                                                                    ------------
NEW YORK - 0.0%
NY City Housing Development Corporation, 6.42% -
   2027                                                $   30,000         30,171
                                                                    ------------
OREGON - 0.0%
Oregon State Taxable Pension, 5.892% - 2027            $   15,000         14,883
                                                                    ------------
TOTAL MUNICIPAL BONDS (cost $126,754)                                    124,421
                                                                    ------------
CORPORATE BONDS - 9.4%
AEROSPACE & DEFENSE - 0.1%
BE Aerospace, Inc., 8.875% - 2011                      $   25,000         25,875
Bombardier, Inc., 6.75% - 2012(1,6)                    $  100,000         92,000
United Technologies Corporation, 5.40% - 2035          $   20,000         17,960
                                                                    ------------
                                                                         135,835
                                                                    ------------
AUTOMOTIVE - 0.6%
Adesa, Inc., 7.625% - 2012                             $   25,000         24,563
Autonation, Inc.:
   7.045% - 2013(1,3,6)                                $   25,000         24,875
   7.00% - 2014(1,6)                                   $   25,000         24,625
Avis Budget Car Rental:
   7.576% - 2014(1,6)                                  $   25,000         24,938
   7.625% - 2014(1,3,6)                                $   50,000         48,500
   7.75% - 2016(1,6)                                   $   25,000         24,063
DaimlerChrysler N.A. Holdings,
   6.50% - 2013                                        $   50,000         49,973
Erac USA Finance Company,
   5.60% - 2015(1,6)                                   $   40,000         38,031
Ford Motor Credit Company:
   6.12% - 2006(3)                                     $   25,000         24,985
   5.80% - 2009                                        $   65,000         59,382
General Motors Acceptance Corporation,
   5.625% - 2009                                       $  100,000         95,116
Hertz Corporation, 8.875% - 2014(1,6)                  $  100,000        102,500
                                                                    ------------
                                                                         541,550
                                                                    ------------


                                       78                See accompanying notes.

                                                                        SERIES N
Schedule of Investments                        (MANAGED ASSET ALLOCATION SERIES)
June 30, 2006                                                        (unaudited)

                                                        PRINCIPAL      MARKET
                                                         AMOUNT         VALUE
                                                       ----------   ------------
CORPORATE BONDS (CONTINUED)
BANKING - 0.8%
ABN Amro Bank N.V., 7.125% - 2007                      $   60,000   $     60,773
BAC Capital Trust VI, 5.625% - 2035                        50,000         42,848
Bank of America Corporation,
   4.875% - 2012                                           55,000         52,402
Bank One Corporation, 5.25% - 2013                         75,000         72,526
BB&T Capital Trust II, 6.75% - 2036                        60,000         59,774
Capital One Bank, 6.50% - 2013                             65,000         66,467
Countrywide Financial Corporation,
   6.25% - 2016                                            60,000         58,808
First Union Corporation, 6.40% - 2008                      20,000         20,279
HSBC Finance Corporation, 5.00% - 2015                     50,000         46,141
Huntington National Bank, 4.375% - 2010                    45,000         43,196
Mizuho Capital Investments, Ltd.,
   6.686% - 2049(1,3,6)                                    16,000         15,183
Northern Trust Company, 4.60% - 2013                       25,000         23,364
Residential Capital Corporation,
   6.125% - 2008                                           25,000         24,710
U.S. Bancorp, 4.50% - 2010                                 60,000         57,470
Wachovia Corporation, 5.50% - 2035                         25,000         21,987
Webster Financial Corporation,
   5.125% - 2014                                           45,000         41,858
Wells Fargo Company, 4.875% - 2011                         45,000         43,599
                                                                    ------------
                                                                         751,385
                                                                    ------------
BROKERAGE - 0.4%
Citigroup, Inc., 5.00% - 2014                              60,000         56,159
Franklin Resources, Inc., 3.70% - 2008                     15,000         14,493
Goldman Sachs Group, Inc.,
   6.345% - 2034                                          100,000         93,226
Jefferies Group, Inc., 6.25% - 2036                        35,000         31,943
Legg Mason, Inc., 6.75% - 2008                             20,000         20,389
Lehman Brothers Holdings, Inc.,
   3.50% - 2008                                            65,000         62,220
Merrill Lynch & Company, 6.05% - 2016                     100,000         99,341
                                                                    ------------
                                                                         377,771
                                                                    ------------
BUILDING MATERIALS - 0.1%
Celulosa Arauco y Constitucion S.A.,
   5.125% - 2013                                           40,000         36,713
Centex Corporation, 5.45% - 2012                           40,000         37,882
Collins & Aikman Floor Cover,
   9.75% - 2010                                            25,000         24,563
                                                                    ------------
                                                                          99,158
                                                                    ------------
CHEMICALS - 0.2%
Crystal US Holdings, 0.00% - 2014(2)                       16,000         12,680
Dow Chemical Company, 6.125% - 2011                        30,000         30,361
Hercules, Inc., 6.75% - 2029                               50,000         47,250
Huntsman LLC, 11.625% - 2010                               33,000         36,464
IMC Global, Inc., 10.875% - 2013                           25,000         27,813
                                                                    ------------
                                                                         154,568
                                                                    ------------

                                                        PRINCIPAL      MARKET
                                                         AMOUNT         VALUE
                                                       ----------   ------------
CORPORATE BONDS (CONTINUED)
COMMUNICATIONS - OTHER - 0.1%
CanWest Media, Inc., 8.00% - 2012                      $   34,875   $     34,526
Dun & Bradstreet Corporation,
   5.50% - 2011                                            25,000         24,583
News America, Inc., 6.20% - 2034                           25,000         22,687
                                                                    ------------
                                                                          81,796
                                                                    ------------
CONSUMER PRODUCTS - 0.2%
Bunge, Ltd. Finance Corporation,
   4.375% - 2008                                           50,000         48,234
Eastman Kodak Company, 7.25% - 2013                       100,000         96,308
Fortune Brands, Inc., 5.125% - 2011                        30,000         28,732
Sealy Mattress Company, 8.25% - 2014                       25,000         25,000
Josten's IH Corporation, 7.625% - 2012                     25,000         24,250
                                                                    ------------
                                                                         222,524
                                                                    ------------
DISTRIBUTORS - 0.1%
Atmos Energy Corporation, 4.00% - 2009                     45,000         42,444
Southern California Gas Company,
   5.75% - 2035                                            45,000         42,280
                                                                    ------------
                                                                          84,724
                                                                    ------------
DIVERSIFIED MANUFACTURING - 0.0%
Hawk Corporation, 8.75% - 2014                             25,000         25,125
JLG Industries, Inc., 8.375% - 2012                        16,000         16,560
                                                                    ------------
                                                                          41,685
                                                                    ------------
ELECTRIC - 0.7%
AES Corporation, 9.00% - 2015(1,6)                         25,000         26,875
Alabama Power Company, 5.40% - 2009(3)                     60,000         60,170
Appalachian Power Company,
   6.375% - 2036                                           25,000         23,927
Black Hills Corporation, 6.50% - 2013                      30,000         29,556
CE Electric UK Funding Company,
   6.995% - 2007(1,6)                                      35,000         35,298
Centerpoint Energy, Inc., 7.25% - 2010                     25,000         26,029
El Paso Electric Company, 6.00% - 2035                     45,000         41,001
Exelon Generation Company LLC,
   5.35% - 2014                                            25,000         23,883
Firstenergy Corporation, 6.45% - 2011                      40,000         40,701
Florida Power & Light, 6.20% - 2036(1,6)                   20,000         19,867
Midamerican Energy Holdings,
   6.125% - 2036(1,6)                                      35,000         32,717
Mirant Americas Generation LLC,
   8.30% - 2011                                           100,000         98,750
Pacific Gas & Electric, 4.80% - 2014                       30,000         27,956
PPL Capital Funding, 4.33% - 2009                          45,000         43,128
Progress Energy, Inc., 5.625% - 2016                       30,000         28,671
Public Service Company of New Mexico,
   4.40% - 2008                                            40,000         38,790
Sierra Pacific Resources, 7.803% - 2012(1,6)               25,000         25,349
Southern Cal Edison Company,
   4.65% - 2015                                            30,000         27,391
Virigina Electric Power, 6.00% - 2036                      40,000         36,565
Westar Energy, Inc., 5.10% - 2020                          25,000         22,044
Western Power Distributors Holdings,
   6.875% - 2007(1,6)                                      25,000         25,149
                                                                    ------------
                                                                         733,817
                                                                    ------------


                                       79                See accompanying notes.

                                                                        SERIES N
Schedule of Investments                        (MANAGED ASSET ALLOCATION SERIES)
June 30, 2006                                                        (unaudited)

                                                        PRINCIPAL      MARKET
                                                         AMOUNT         VALUE
                                                       ----------   ------------
CORPORATE BONDS (CONTINUED)
ENERGY INDEPENDENT - 0.1%
Devon Financing Corporation, ULC,
   6.875% - 2011                                       $   55,000   $     57,183
Forest Oil Corporation, 8.00% - 2011                       25,000         25,563
NRG Energy, Inc., 7.25% - 2014                             25,000         24,375
                                                                    ------------
                                                                         107,121
                                                                    ------------
ENERGY - INTEGRATED - 0.1%
Amerada Hess Corporation,
   7.875% - 2029                                           20,000         22,313
ConocoPhillips, 5.90% - 2032                               40,000         38,349
Petro-Canada, 5.95% - 2035                                 40,000         36,571
                                                                    ------------
                                                                          97,233
                                                                    ------------
ENERGY - OTHER - 0.0%
Dresser-Rand Group,Inc., 7.375% - 2014                     22,000         21,010
                                                                    ------------
ENTERTAINMENT - 0.1%
AMF Bowling Worldwide, 10.00% - 2010                       25,000         25,563
International Speedway Corporation,
   4.20% - 2009                                            20,000         19,155
K2, Inc., 7.375% - 2014                                    25,000         24,000
                                                                    ------------
                                                                          68,718
                                                                    ------------
ENVIRONMENTAL - 0.1%
Allied Waste North America,
   8.50% - 2008                                            25,000         25,875
Casella Waste Systems, Inc.,
   9.75% - 2013                                            25,000         26,250
                                                                    ------------
                                                                          52,125
                                                                    ------------
FINANCIAL - OTHER - 0.2%
Avalon Bay Communities, 6.125% - 2012                      30,000         30,249
Boeing Capital Corporation, 6.10% - 2011                   50,000         50,789
Dollar Financial Group, Inc., 9.75% - 2011                 25,000         26,875
Encana Holdings Financial Corporation,
   5.80% - 2014                                            45,000         44,005
Kinder Morgan Finance, 5.70% - 2016                        45,000         39,072
Orion Power Holdings, Inc.,
   12.00% - 2010                                           25,000         28,250
                                                                    ------------
                                                                         219,240
                                                                    ------------
FINANCIAL COMPANIES - NONCAPTIVE CONSUMER - 0.2%
American General Finance, 5.40% - 2015                     50,000         47,430
Ford Motor Credit Company,
   7.375% - 2009                                          100,000         92,454
SLM Corporation:
   4.49% - 2009(3)                                         35,000         33,615
   5.30% - 2009(3)                                         55,000         55,159
                                                                    ------------
                                                                         228,658
                                                                    ------------
FINANCIAL COMPANIES - NONCAPTIVE DIVERSIFIED - 0.4%
Cit Group, Inc., 6.00% - 2036                              30,000         27,492
General Electric Capital Corporation:
   5.875% - 2012                                           70,000         70,371
   6.00% - 2012                                           140,000        141,608
International Lease Finance Corporation,
   5.45% - 2011                                            50,000         49,066
John Deere Capital Corporation,
   7.00% - 2012                                            45,000         47,509
MBNA America Bank, 4.625% - 2009                           45,000         43,752
                                                                    ------------
                                                                         379,798
                                                                    ------------

                                                        PRINCIPAL      MARKET
                                                         AMOUNT         VALUE
                                                       ----------   ------------
CORPORATE BONDS (CONTINUED)
FOOD & BEVERAGE - 0.1%
Agrilink Foods, Inc., 11.875% - 2008(6)                $    6,000   $      6,113
B&G Foods Holding Corporation,
   8.00% - 2011                                            25,000         25,000
McCormick & Company, 5.20% - 2015                          40,000         38,053
Pantry, Inc., 7.75% - 2014                                 25,000         24,750
Sabmiller plc, 6.20% - 2011(1,6)                           50,000         50,276
W.M. Wrigley Jr. Company, 4.65% - 2015                     15,000         13,732
                                                                    ------------
                                                                         157,924
                                                                    ------------
GAMING - 0.2%
Boyd Gaming Corporation,
   7.125% - 2016                                          100,000         96,625
GTECH Holdings Corporation,
   4.50%, 2009                                             45,000         43,263
Harrah's Operating Company, Inc.,
   5.50% - 2010                                            45,000         43,902
                                                                    ------------
                                                                         183,790
                                                                    ------------
HEALTH CARE - 0.3%
Amgen, Inc., 4.00% - 2009                                  25,000         23,764
Concentra Operating Corporation,
   9.125% - 2012                                           25,000         25,875
Genesis HealthCare Corporation,
   8.00% - 2013                                            25,000         26,156
Genetech, Inc., 4.75% - 2015                               35,000         32,053
Highmark, Inc., 6.80% - 2013(1,6)                          30,000         30,745
Kroger Company, 8.05% - 2010                               45,000         47,836
Medtronic, Inc., 4.75% - 2015                              55,000         50,265
UnitedHealth Group, Inc., 5.25% - 2011                     35,000         34,074
Vanguard Health Holdings II,
   9.00% - 2014                                            25,000         24,938
Wellpoint, Inc., 5.00% - 2011                              30,000         28,895
                                                                    ------------
                                                                         324,601
                                                                    ------------
HOME CONSTRUCTION - 0.2%
D.R. Horton, Inc., 5.625% - 2014                           30,000         27,493
Lennar Corporation, 5.60% - 2015                           60,000         54,504
M.D.C. Holdings, Inc., 5.50% - 2013                        55,000         50,205
NVR, Inc., 5.00% - 2010                                    20,000         19,043
Pulte Homes, Inc., 5.20% - 2015                            50,000         44,588
                                                                    ------------
                                                                         195,833
                                                                    ------------
INSURANCE - LIFE - 0.3%
Genworth Financial, Inc., 5.75% - 2014                    40,000          39,419
Hartford Financial Services Group, Inc.,
   4.75% - 2014                                           55,000          50,818
MetLife, Inc., 6.125% - 2011                              50,000          50,859
Nationwide Financial Services, Inc.,
   5.90% - 2012                                           50,000          49,947
NLV Financial Corporation, 7.50% - 2033(1,6)              30,000          30,482
Principal Life Global, 5.125% - 2013(1,6)                 45,000          43,390
Torchmark Corporation, 6.375% - 2016                      30,000          29,772
Transamerica Capital II, 7.65% - 2026(1,6)                20,000          21,401
                                                                    ------------
                                                                         316,088
                                                                    ------------


                                       80                See accompanying notes.

                                                                        SERIES N
Schedule of Investments                        (MANAGED ASSET ALLOCATION SERIES)
June 30, 2006                                                        (unaudited)

                                                        PRINCIPAL      MARKET
                                                         AMOUNT         VALUE
                                                       ----------   ------------
CORPORATE BONDS (CONTINUED)
INSURANCE - PROPERTY & CASUALTY - 0.1%
Ace INA Holdings, Inc., 5.875% - 2014                  $   35,000   $     33,814
Fund American Companies, Inc.,
   5.875% - 2013                                           45,000         43,178
Nationwide Mutual Insurance Company,
   6.60% - 2034(1,6)                                       25,000         23,489
                                                                    ------------
                                                                         100,481
                                                                    ------------
MEDIA - CABLE - 0.4%
Charter Communications Opt LLC/Cap,
   8.00% - 2012(1,6)                                       25,000         24,875
Comcast Cable Communications Holdings,
   8.375% - 2013                                           45,000         49,979
Comcast Corporation:
   4.95% - 2016                                            30,000         26,736
   6.50% - 2035                                            20,000         18,879
Cox Communications, Inc.,
   7.125% - 2012                                           50,000         51,716
CSC Holdings, Inc., 7.25% - 2008                          100,000        100,125
Rogers Cable, Inc., 5.50% - 2014                           40,000         35,500
Time Warner Entertainment:
   7.25% - 2008                                            40,000         41,143
   8.375% - 2023                                           20,000         22,239
Viacom, Inc., 5.75% - 2011(1,6)                            30,000         29,467
                                                                    ------------
                                                                         400,659
                                                                    ------------
MEDIA - NONCABLE - 0.2%
Advanstar Communications, Inc.,
   10.75% - 2010                                           25,000         26,813
Affinity Group, Inc., 9.00% - 2012                         25,000         24,875
Dex Media Finance/East LLC:
   9.875% - 2009                                           25,000         26,437
   12.125% - 2012                                          32,000         35,920
Fisher Communications, Inc.,
   8.625% - 2014                                           25,000         25,875
News America, Inc., 6.40% - 2035                           45,000         41,621
Warner Music Group, 7.375% - 2014                          25,000         24,250
                                                                    ------------
                                                                         205,791
                                                                    ------------
METALS & MINING - 0.2%
Alcan, Inc., 5.00% - 2015                                  55,000         50,815
Alcoa, Inc., 6.00% - 2012                                  30,000         30,203
Nornada, Inc., 6.20% - 2035                                20,000         17,692
Freeport McMoran Resource Partners,
   7.00% - 2008                                            75,000         75,188
Newmont Mining Corporation,
   5.875% - 2035                                           20,000         17,900
Russel Metals, Inc., 6.375% - 2014                         25,000         23,125
                                                                    ------------
                                                                         214,923
                                                                    ------------
NATURAL GAS PIPELINES - 0.1%
Boardwalk Pipelines, LLC., 5.50% - 2017                    10,000          9,433
Duke Capital LLC, 6.25% - 2013                             40,000         40,385
Williams Companies, Inc., 8.75% - 2032                     25,000         27,188
                                                                    ------------
                                                                          77,006
                                                                    ------------

                                                        PRINCIPAL      MARKET
                                                         AMOUNT         VALUE
                                                       ----------   ------------
CORPORATE BONDS (CONTINUED)
OIL FIELD SERVICES - 0.5%
Baker Hughes, Inc., 6.875% - 2029                      $   55,000   $     59,473
Chesapeake Energy Corporation,
   6.50% - 2017                                           100,000         91,250
Denbury Resources, Inc.,
   7.50% - 2015                                            50,000         49,750
Diamond Offshore Drilling, Inc.,
   5.15% - 2014                                            25,000         23,536
Halliburton Company, 5.50% - 2010                          60,000         59,433
Hilcorp Energy/Finance, 10.50% - 2010(1,6)                 50,000         53,875
Pemex Project Funding Master Trust:
   6.629% - 2010(1,3,6)                                    45,000         45,945
   6.625% - 2035(1,6)                                      45,000         40,725
XTO Energy, Inc., 5.65% - 2016                             25,000         23,706
                                                                    ------------
                                                                         447,693
                                                                    ------------
PACKAGING - 0.1%
BWAY Corporation, 10.00% - 2010                            25,000         26,250
Graphic Packaging International Corporation,
   8.50% - 2011                                            25,000         24,937
Owens-Brockway Glass Containers:
   8.875% - 2009                                           25,000         25,750
   8.75% - 2012                                            25,000         26,031
Owens-Illinois, Inc., 7.35% - 2008                         25,000         25,188
                                                                    ------------
                                                                         128,156
                                                                    ------------
PAPER - 0.1%
Boise Cascade LLC, 7.125% - 2014                           25,000         22,125
Sealed Air Corporation, 5.375% - 2008(1,6)                 40,000         39,660
                                                                    ------------
                                                                          61,785
                                                                    ------------
PHARMACEUTICALS - 0.1%
HCA, Inc., 8.75% - 2010                                   100,000        105,428
Teva Pharmaceutical Finance, LLC.,
   5.55% - 2016                                            20,000         18,757
VWR International, Inc., 6.875% - 2012                     25,000         23,875
                                                                    ------------
                                                                         148,058
                                                                    ------------
PIPELINES - 0.1%
ANR Pipeline Company, 8.875% - 2010                        25,000         26,406
Dynegy-Roseton Danskamme,
   7.27% - 2010                                            25,000         25,000
Panhandle Eastern Pipe Line Company,
   4.80% - 2008                                            20,000         19,498
Williams Companies, Inc., 7.75% - 2031                     25,000         24,625
                                                                    ------------
                                                                          95,529
                                                                    ------------
RAILROADS - 0.1%
Canadian National Railway Company,
   6.25% - 2034                                            45,000         45,541
Norfolk Southern Corporation,
   6.00% - 2008                                            50,000         50,219
                                                                    ------------
                                                                          95,760
                                                                    ------------


                                       81                See accompanying notes.

                                                                        SERIES N
Schedule of Investments                        (MANAGED ASSET ALLOCATION SERIES)
June 30, 2006                                                        (unaudited)

                                                        PRINCIPAL      MARKET
                                                         AMOUNT         VALUE
                                                       ----------   ------------
CORPORATE BONDS (CONTINUED)
REAL ESTATE INVESTMENT TRUSTS - 0.2%
Archstone-Smith Operating Trust,
   5.25% - 2015                                        $   40,000   $     37,604
Developers Diversified Realty Corporation,
   3.875% - 2009                                           35,000         33,312
iStar Financial, Inc., 5.125% - 2011                       20,000         19,149
Reckson Operating Partnership,
   6.00% - 2016                                            30,000         29,049
Simon Property Group LP, 3.75% - 2009                      45,000         42,806
                                                                    ------------
                                                                         161,920
                                                                    ------------
REFINING - 0.1%
Denbury Resources, Inc., 7.50% - 2013                      25,000         25,000
Diamond Offshore Drilling, Inc.,
   4.875% - 2015                                           30,000         27,486
Valero Energy Corporation, 3.50% - 2009                    35,000         32,954
                                                                    ------------
                                                                          85,440
                                                                    ------------
RETAILERS - 0.1%
Home Depot, Inc., 5.40% - 2016                             45,000         43,136
JC Penney Corporation, Inc.,
   9.00% - 2012                                            15,000         17,193
Jean Coutu Group (PJC), Inc.,
   7.625% - 2012                                           25,000         24,250
Wal-Mart Stores, 5.25% - 2035                              45,000         39,264
Yum! Brands, Inc., 7.70% - 2012                            25,000         26,890
                                                                    ------------
                                                                         150,733
                                                                    ------------
SERVICES - 0.0%
Brickman Group, Ltd., 11.75% - 2009                        25,000         26,875
                                                                    ------------
SOVEREIGNS - 0.1%
Freddie Mac, 5.125% - 2009                                 75,000         74,269
                                                                    ------------
TECHNOLOGY - 0.4%
Cisco Systems, Inc, 5.25% - 2011                           45,000         44,165
Freescale Semiconductor, 7.125% - 2014                     25,000         25,250
Oracle Corporation, 5.00% - 2011                           50,000         48,254
Pitney Bowes, Inc., 4.625% - 2012                          45,000         42,228
Stats Chippac, Ltd., 6.75% - 2011                          25,000         23,313
Sungard Data Systems, Inc.,
   9.125% - 2013(1,6)                                     100,000        103,750
Xerox Corporation, 6.875% - 2011                          100,000         99,375
                                                                    ------------
                                                                         386,335
                                                                    ------------

                                                        PRINCIPAL      MARKET
                                                         AMOUNT         VALUE
                                                       ----------   ------------
CORPORATE BONDS (CONTINUED)
TELECOMMUNICATIONS - WIRELESS - 0.7%
America Movil S.A. de C.V.,
   6.375% - 2035                                       $   30,000   $     26,077
Eircom Funding, 8.25% - 2013                               25,000         26,500
New Cingular Wireless Service,
   7.87% - 2011                                            30,000         32,314
Nextel Communications,
   6.875% - 2013                                           28,000         28,164
Rogers Wireless Communications, Inc.,
   9.625% - 2011                                          100,000        109,500
SBC Communications, Inc:
   5.30% - 2010                                            30,000         29,270
   5.10% - 2014                                            35,000         32,470
   6.45% - 2034                                            60,000         57,034
Sprint Capital Corporation,
   6.875% - 2028                                           45,000         45,333
Telecom Italia Capital, 5.25% - 2013                       40,000         36,979
Telefonica Emisiones SAU,
   6.421% - 2016                                           75,000         74,844
Telefonos de Mexico S.A. de C.V.,
   5.50% - 2015                                            30,000         27,461
Telus Corporation, 8.00% - 2011                            55,000         59,559
Ubiquitel Operating Company,
   9.875% - 2011                                           25,000         27,188
Verizon Communications, 5.55% - 2016                       75,000         70,323
Verizon Global Funding Corporation,
   7.75% - 2030                                            40,000         43,142
                                                                    ------------
                                                                         726,158
                                                                    ------------
TEXTILE - 0.1%
Invista, 9.25% - 2012(1,6)                                100,000        105,000
                                                                    ------------
UTILITY - OTHER - 0.1%
NRG Energy, Inc., 7.375% - 2016                            75,000         73,125
                                                                    ------------
TOTAL CORPORATE BONDS
   (cost $9,627,909)                                                   9,342,648
                                                                    ------------


                                       82                See accompanying notes.

                                                                        SERIES N
Schedule of Investments                        (MANAGED ASSET ALLOCATION SERIES)
June 30, 2006                                                        (unaudited)

                                                        PRINCIPAL       MARKET
                                                          AMOUNT        VALUE
                                                       ----------   ------------
FOREIGN BONDS - 0.1%
LUXEMBOURG - 0.1%
Tyco International Group S.A.,
   6.375% - 2011                                       $   50,000   $     51,019
                                                                    ------------
UNITED KINGDOM - 0.0%
HBOS plc, 6.00% - 2033(1,6)                                40,000         38,954
                                                                    ------------
TOTAL FOREIGN BONDS
   (cost $93,219)                                                         89,973
                                                                    ------------
FOREIGN GOVERNMENT BONDS - 0.1%
MEXICO - 0.0%
United Mexican States, 6.375% - 2013                       45,000         45,113
                                                                    ------------
SOUTH AFRICA - 0.1%
Republic of South Africa, 6.50% - 2014                     65,000         64,837
                                                                    ------------
TOTAL FOREIGN GOVERNMENT BONDS
   (cost $112,598)                                                       109,950
                                                                    ------------
MORTGAGE BACKED SECURITIES - 8.9%
U.S. GOVERNMENT SPONSORED AGENCIES - 7.9%
Federal National Mortgage Association - CMO's:
   FNR 2003-92 NM, 3.50% - 2013                            74,905         73,084
   FNR 2002-74 PJ, 5.00% - 2015                           150,000        148,277
   FNR 2003-40 NI, 5.50% - 2028(5,6)                       18,747          1,385
   FNR 2006-35 GK, 6.00% - 2032                           124,536        124,744
Federal Home Loan Mortgage Corporation - CMO's:
   FHR 2631 IG, 4.50% - 2011(5,6)                         156,325          3,696
   FHR 2614 IH, 4.50% - 2016 (5,6)                        102,000         12,802
   FHR R007 VA, 6.00% - 2016                              124,262        124,579
   FHR 2681 PC, 5.00% - 2019                              100,000         98,069
   FHR 2882 YB, 5.00% - 2027                               50,000         48,641
   FHR 2890 PB, 5.00% - 2027                              150,000        145,978
Federal National Mortgage Association - Pass-Thru's:
   #M80714, 5.00% - 2008                                   29,050         28,529
   #E81544, 6.00% - 2009                                  167,838        167,527
   #B10343, 5.00% - 2018                                    8,329          8,036
   #E99933, 5.00% - 2018                                    5,305          5,118
   #E99966, 5.00% - 2018                                   29,831         28,779
   #E01341, 5.50% - 2018                                    9,700          9,534
   #G11759, 5.50% - 2018                                  252,568        248,244
   #B19214, 5.50% - 2020                                   35,666         34,994
   #J02272, 5.50% - 2020                                   96,659         94,838
   #J02554, 5.50% - 2020                                   93,542         91,779
   #1B0527, 4.526% - 2032(3)                               14,839         14,686
   #C72128, 6.00% - 2032                                   79,211         78,283
   #C68205, 7.00% - 2032                                    8,634          8,846
   #A121118, 5.00% - 2033                                  61,199         57,430
   #A15852, 5.00% - 2033                                   22,549         21,160
   #A15907, 5.00% - 2033                                   29,760         27,927
   #D86309, 5.00% - 2033                                   34,386         32,268
   #G01628, 6.00% - 2033                                  153,297        151,393
   #A21263, 4.50% - 2034                                  144,353        131,286

                                                        PRINCIPAL       MARKET
                                                          AMOUNT        VALUE
                                                       ----------   ------------
MORTGAGE BACKED SECURITIES (CONTINUED)
U.S. GOVERNMENT SPONSORED AGENCIES (CONTINUED)
Federal National Mortgage Association - Pass-Thru's
   (continued):
   #A46897, 4.50% - 2035                               $  379,867   $    344,623
   #G01805, 4.50% - 2035                                  336,762        306,274
   #1G1762, 5.055% - 2035(3)                               45,135         43,890
   #1G0661, 5.428% - 2036(3)                               22,986         22,582
   #323322, 6.00% - 2013                                   61,421         61,639
   #254140, 5.50% - 2017                                    6,780          6,666
   #254234, 5.50% - 2017                                    6,705          6,593
   #357280, 6.50% - 2017                                   27,632         28,033
   #625931, 5.50% - 2017                                    5,962          5,862
   15 Yr Tba - July, 6.00% - 2017(4)                      175,000        175,602
   15 Yr Tba - August, 6.00% - 2017(4)                     75,000         75,188
   #254720, 4.50% - 2018                                  129,998        123,159
   #555345, 5.50% - 2018                                    6,713          6,600
   #555446, 5.50% - 2018                                   10,162          9,994
   #555526, 5.50% - 2018                                  157,419        154,814
   #555693, 5.50% - 2018                                   92,746         91,211
   #357475, 4.50% - 2019                                  132,726        125,743
   #725528, 5.50% - 2019                                   15,398         15,137
   #789885, 5.50% - 2019                                   18,391         18,079
   #735439, 6.00% - 2019                                  187,333        188,013
   #254514, 5.50% - 2032                                    3,641          3,513
   #254550, 6.50% - 2032                                   23,835         24,045
   #545759, 6.50% - 2032                                  144,952        145,726
   #650075, 6.50% - 2032                                   21,485         21,675
   #254983, 5.50% - 2033                                   84,642         81,655
   #254767, 5.50% - 2033                                  178,722        172,413
   #744692, 5.50% - 2033                                   44,175         42,615
   #744750, 5.50% - 2033                                   18,689         18,030
   #747387, 5.50% - 2033                                   28,043         27,053
   #747549, 5.50% - 2033                                    8,985          8,668
   #750362, 5.50% - 2033                                   35,287         34,042
   #756190, 5.50% - 2033                                   43,231         41,705
   #555417, 6.00% - 2033                                  100,664         99,510
   #725232, 5.00% - 2034                                   25,811         24,244
   #255028, 5.50% - 2034                                   20,861         20,038
   #725424, 5.50% - 2034                                  399,235        385,142
   #762076, 5.50% - 2034                                   54,686         52,756
   #789293, 5.50% - 2034                                  165,530        159,723
   #796104, 5.50% - 2034                                   43,643         42,031
   #804395, 5.50% - 2034                                  118,164        113,798
   #255459, 6.00% - 2034                                   51,205         50,500
   #725162, 6.00% - 2034                                   94,469         93,270
   #725690, 6.00% - 2034                                   52,490         51,767
   #725704, 6.00% - 2034                                   54,304         53,615
   #790044, 6.00% - 2034                                   53,173         52,441
   #790217, 6.00% - 2034                                   22,337         22,029
   #790237, 6.00% - 2034                                   50,595         49,898
   #790629, 6.00% - 2034                                   48,619         47,949
   #790788, 6.00% - 2034                                   56,498         55,720
   #791574, 6.00% - 2034                                   53,063         52,332
   30 Yr Tba, 6.00% - 2034(4)                             366,000        360,167
   #745216, 4.793% - 2035                                  94,129         92,650


                                       83                See accompanying notes.

                                                                        SERIES N
Schedule of Investments                        (MANAGED ASSET ALLOCATION SERIES)
June 30, 2006                                                        (unaudited)

                                                        PRINCIPAL       MARKET
                                                          AMOUNT        VALUE
                                                       ----------   ------------
MORTGAGE BACKED SECURITIES (CONTINUED)
U.S. GOVERNMENT SPONSORED AGENCIES (CONTINUED)
Federal National Mortgage Association - Pass-Thru's
   (continued):
   #821765, 4.824% - 2035                              $   44,473   $     43,961
   #357883, 5.00% - 2035                                   36,187         33,991
   #830880, 5.00% - 2035                                   84,108         78,672
   #835753, 5.00% - 2035                                  689,065        644,534
   #850863, 5.324% - 2035(3)                               37,692         36,861
   #846551, 5.384% - 2035(3)                               46,710         45,840
   #848476, 5.524% - 2035(3)                               70,386         69,449
   #848522, 5.687% - 2035(3)                               23,394         23,077
   #745167, 5.689% - 2036(3)                               46,947         46,423
   #745554, 6.50% - 2036                                  523,321        526,143
Fannie Mae Strip, Pass-Thru's,
   #3192, 6.50% -2032(5,6)                                 16,290          4,311
                                                                    ------------
                                                                       7,885,596
                                                                    ------------
U.S. GOVERNMENT SPONSORED SECURITIES - 1.0%
Government National Mortgage Association -
   Pass-Thru's:
   #780766, 7.00% - 2013                                    7,440          7,525
   #781312, 7.00% - 2013                                   30,313         31,170
   #67365, 11.50% - 2013                                    2,547          2,787
   #2102, 8.00% - 2025                                      1,405          1,484
   #427029, 8.50% - 2026                                    8,705          9,344
   #3295, 5.50% - 2032                                     15,593         15,074
   #3442, 5.00% - 2033                                    197,855        186,305
   #3458, 5.00% - 2033                                     55,785         52,518
   #3490, 6.50% - 2033                                     13,411         13,536
   #604639, 5.00% - 2033                                   82,058         77,739
   #612919, 5.00% - 2033                                  228,048        216,045
   #615278, 5.00% - 2033                                  100,625         95,329
   #3443, 5.50% - 2033                                     67,227         64,970
   #3513, 5.00% - 2034                                     70,583         66,462
   #3517, 6.00% - 2034                                     44,338         43,920
   #3529, 5.00% - 2034                                     17,693         16,660
   #3530, 5.50% - 2034                                     31,299         30,237
   #3612, 6.50% - 2034                                     24,094         24,312
                                                                    ------------
                                                                         955,417
                                                                    ------------
TOTAL MORTGAGE BACKED SECURITIES
   (cost $9,138,976)                                                   8,841,013
                                                                    ------------

                                                        PRINCIPAL       MARKET
                                                          AMOUNT        VALUE
                                                       ----------   ------------
U.S. GOVERNMENT SPONSORED AGENCY BONDS & NOTES - 2.1%
Federal Home Loan Bank:
   5.60% - 2011                                        $   10,000   $     10,047
   5.25% - 2014                                           135,000        132,842
Federal Home Loan Mortgage Corporation:
   4.625% - 2008                                          100,000         98,658
   4.125% - 2010                                          145,000        137,497
   5.75% - 2011                                            85,000         84,694
Federal National Mortgage Association:
   3.25% - 2008                                           690,000        659,812
   3.375% - 2008                                          185,000        176,297
   6.625% - 2010                                          140,000        146,152
   6.00% - 2011                                           517,000        528,143
   4.375% - 2012                                          105,000         98,951
                                                                    ------------
TOTAL U.S. GOVERNMENT SPONSORED AGENCY
   BONDS & NOTES
   (cost $2,128,420)                                                   2,073,093
                                                                    ------------
U.S. GOVERNMENT SECURITIES - 10.4%
U.S. Treasury Bonds:
   4.00% - 2009(8)                                        705,000        683,327
   3.50% - 2010                                           925,000        876,076
   4.25% - 2013                                           530,000        501,554
   4.25% - 2014                                           205,000        192,796
   7.50% - 2016                                           230,000        272,047
   8.50% - 2020                                           355,000        464,273
   6.25% - 2023                                           295,000        325,353
   6.00% - 2026                                           115,000        124,568
   6.375% - 2027                                           55,000         62,429
   5.50% - 2028                                           505,000        518,848
   6.25% - 2030                                            80,000         90,612
   5.375% - 2031                                          460,000        467,942
U.S. Treasury Notes:
   3.00% - 2007                                           700,000        679,629
   3.25% - 2007                                           180,000        176,112
   3.625% - 2007                                          330,000        324,728
   3.375% - 2008                                          125,000        120,088
   5.75% - 2010                                           795,000        814,533
   5.00% - 2011                                           745,000        742,759
   4.875% - 2012                                        2,125,000      2,101,757
   4.75% - 2014                                           295,000        287,775
   4.125% - 2015                                           80,000         74,284
   7.625%, 2025                                            80,000        101,600
Treasury Inflation Index,
   2.00% - 2014                                           300,699        289,575
                                                                    ------------
TOTAL U.S. GOVERNMENT SECURITIES
   (cost $10,653,446)                                                 10,292,665
                                                                    ------------


                                       84                See accompanying notes.

                                                                        SERIES N
Schedule of Investments                        (MANAGED ASSET ALLOCATION SERIES)
June 30, 2006                                                        (unaudited)

                                                        PRINCIPAL       MARKET
                                                          AMOUNT        VALUE
                                                       ----------   ------------
ASSET BACKED SECURITIES - 2.9%
AUTO - 0.4%
Americredit Automobile Receivables Trust,
   2006-RM A3 - 2014                                   $  150,000   $    149,129
Capital Auto Receivables Asset Trust,
   2006-1 B, 5.26% - 2010                                  60,000         59,114
Hyundai Auto Receivables Trust,
   2006-A A4, 5.26% - 2012                                 70,000         69,243
Triad Auto Receivables Owner Trust,
   2006-B A4, 5.52% - 2012                                100,000         99,856
                                                                    ------------
                                                                         377,342
                                                                    ------------
CREDIT CARDS - 0.1%
Capital One Multi-Asset Execution Trust,
   2005-A7 A7, 4.70% - 2015                                70,000         66,729
                                                                    ------------
HOME EQUITY LOANS - 2.1%
Bank of America Commercial Mortgage, Inc.:
   2003-1 A2, 4.648% - 2036                                75,000         70,398
   2003-L 2A2, 4.26% - 2034(3)                            109,908        106,803
   2004-A 2A2, 4.12% - 2034(3)                             61,566         59,831
   2004-D 2A2, 4.198% - 2034(3)                             4,860          4,700
   2004-H, 2A2, 4.746% - 2034(3)                           29,210         28,501
   2004-I, 3A2, 4.916% - 2034(3)                           29,741         29,046
Bank of America Mortgage, Inc.,
   2005-J 3A1, 5.271% - 2035(3)                            50,109         48,850
BankBoston Home Equity Loan Trust,
   1998-1 A6, 6.35% - 2013                                 23,460         23,486
Bear Stearns Commercial Mortgage Securities, Inc.:
   2005-PW10 A1, 5.085% - 2040                            141,541        139,557
   2005-PWR8 A4, 4.674% - 2041                             60,000         54,957
Capital One Multi-Asset Execution Trust,
   2004-A8, 5.329% - 2014(3)                              225,000        226,032
Chase Funding Mortgage Loan,
   2002-2 1M1, 5.599% - 2031                               10,331         10,163
Citigroup/Deutsche Bank Commercial Mortgage Trust,
   2005-CD1 AJ, 5.226% - 2044(3)                           60,000         57,134
Citigroup Mortgage Loan Trust, Inc.,
   2006-AR2 1AB, 5.591% - 2036                             48,612         48,061
Commercial Mortgage,
   2005-LP5 A1, 4.235% - 2043                              80,585         78,582
DLJ Commercial Mortgage Corporation,
   1999-CG2 A1B, 7.30% - 2032                              75,000         77,844
GMAC Commercial Mortgage Securities, Inc.,
   2001-C2 A2, 6.70% - 2034                               125,000        129,699
Greenwich Capital Commercial Funding Corporation,
   2004-GG1 A2, 3.835% - 2036                              70,061         68,341
JP Morgan Chase Commercial Mortgage Securities
   Corporation:
   2001-CIBC A3, 6.26% - 2033                             105,000        107,118
   2001-CIB2 A2, 6.244% - 2035                             54,483         54,895
   2005-LDP4 ASB, 4.824% - 2042                            75,000         70,839
LB-UBS Commercial Mortgage Trust:
   2004-C4 A2, 4.567% - 2029                               75,000         73,038
   2006-C1A A4, 5.156% - 2031                             150,000        142,190
Morgan Stanley Dean Witter Capital,
   2002-TOP7 A2, 5.98% - 2039                             200,000        201,326

                                                        PRINCIPAL
                                                        AMOUNT OR
                                                         NUMBER        MARKET
                                                        OF SHARES       VALUE
                                                       ----------   ------------
ASSET BACKED SECURITIES (CONTINUED)
New Century Home Equity Loan Trust:
   2005-A A6, 4.954% - 2035                            $   50,000   $     46,833
   2005-A M2, 5.344% - 2035                            $   45,000         42,555
Residential Asset Securities Corporation,
   2006-KS3 AI3, 5.493% - 2036(3)                      $   75,000         75,132
Washington Mutual,
   2004-AR1 A, 4.229% - 2034                           $   33,622         32,620
                                                                    ------------
                                                                       2,108,531
                                                                    ------------
OTHER - 0.3%
   Centerpoint Energy Transition Bond Company, LLC,
   2001-1 A4, 5.63% - 2015                             $   75,000         74,815
GE Equipment Small Ticket,
   2005-1A A4, 4.51% - 2014(1,6)                       $  100,000         97,103
Marriott Vacation Club Owner Trust,
   2006-1A A, 5.737% - 2028(1,6)                       $   80,000         79,552
Peco Energy Transition Trust,
   2001-A A1, 6.52% - 2010                             $  100,000        102,997
                                                                    ------------
                                                                         354,467
                                                                    ------------
TOTAL ASSET BACKED SECURITIES
   (cost $3,003,621)                                                   2,907,069
                                                                    ------------
SHORT TERM INVESTMENTS - 2.2%
State Street General Account
   Money Market Fund                                      188,491        188,491
T. Rowe Price Reserve Investment Fund                   1,931,435      1,931,435
                                                                    ------------
TOTAL SHORT TERM INVESTMENTS
   (cost $2,119,926)                                                   2,119,926
                                                                    ------------
TOTAL INVESTMENTS - 103.1%
   (cost $95,602,271)                                                102,196,771
LIABILITIES, LESS CASH & OTHER ASSETS - (3.1%)                        (3,067,633)
                                                                    ------------
TOTAL NET ASSETS - 100.0%                                           $ 99,129,138
                                                                    ============

For federal income tax purposes the identified cost of investments owned at June 30, 2006 was $96,349,190.

*    Non-income producing security

**   Passive Foreign Investment Company

ADR (American Depositary Receipt)

GDR (Global Depository Receipt)

LP (Limited Partnership)

plc (public limited company)

(1) Security is a 144A security. The markvalue of 144A securities total is $1,445,887 (cost $1,473,916), or 1.5% of total net assets.

(2)  Security is a step bond. Rate indicated is rate effective at June 30, 2006.

(3)  Variable rate security. Rate indicated is rate effective at June 30, 2006.

(4)  Securities represent a "when issued" investment.

(5)  Interest only security.

(6) Security is an illiquid security. The total market value of illiquid securities is $1,477,344 (cost $1,532,413), or 1.5% of total net assets

(7)  Security is segregated as collateral for 'when issued' investments.


                                       85                See accompanying notes.

                                                                        SERIES N
                                               (MANAGED ASSET ALLOCATION SERIES)
                                                                     (unaudited)

Statement of Assets and Liabilities
June 30, 2006

ASSETS:
Investments, at value(1) ........................................   $102,196,771
Cash ............................................................          1,267
Cash denominated in a foreign currency,
   at value(2) ..................................................         31,350
Receivables:
   Fund shares sold .............................................         41,282
   Securities sold ..............................................        989,333
   Interest .....................................................        389,987
   Dividends ....................................................         87,275
Foreign taxes recoverable .......................................          5,399
Prepaid expenses ................................................          2,791
                                                                    ------------
Total assets ....................................................    103,745,455
                                                                    ------------
LIABILITIES:
Payable for:
   Securities purchased .........................................      1,818,395
   Fund shares redeemed .........................................      2,658,823
   Management fees ..............................................         82,738
   Custodian fees ...............................................         13,582
   Transfer agent and administration fees .......................         31,779
   Professional fees ............................................          9,504
   Director's fees ..............................................          1,496
                                                                    ------------
Total liabilities ...............................................      4,616,317
                                                                    ------------
NET ASSETS ......................................................   $ 99,129,138
                                                                    ============
NET ASSETS CONSIST OF:
Paid in capital .................................................   $ 81,857,269
Accumulated undistributed net
   investment income ............................................      2,085,435
Accumulated undistributed net realized gain
   on sale of investments and foreign
   currency transactions ........................................      8,593,141
Net unrealized appreciation in value of
   investments, securities sold short and
   translation of assets and liabilities in
   foreign currency .............................................      6,593,293
                                                                    ------------
Net assets ......................................................   $ 99,129,138
                                                                    ============
Capital shares authorized .......................................      unlimited
Capital shares outstanding ......................................      5,867,121
Net asset value per share
   (net assets divided by shares outstanding) ...................   $      16.90
                                                                    ============
(1) Investments, at cost ........................................   $ 95,603,538
(2) Cash denominated in a foreign currency,
    at cost .....................................................         31,135

Statement of Operations
For the Six Months Ended June 30, 2006

INVESTMENT INCOME:
   Dividends (net of foreign withholding
      tax of $25,256) ............................................   $   686,711
   Interest ......................................................       899,821
                                                                     -----------
   Total investment income .......................................     1,586,532
                                                                     -----------
EXPENSES:
   Management fees ...............................................       504,583
   Administration fees ...........................................       130,472
   Custodian fees ................................................        29,677
   Transfer agent/maintenance fees ...............................        12,603
   Directors' fees ...............................................         2,723
   Professional fees .............................................         8,009
   Reports to shareholders .......................................         8,564
   Other expenses ................................................         2,732
                                                                     -----------
   Total expenses ................................................       699,363
   Less: Earnings credits applied ................................          (421)
                                                                     -----------
   Net expenses ..................................................       698,942
                                                                     -----------
   Net investment income .........................................       887,590
                                                                     -----------
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) during the period on:
   Investments ...................................................     3,073,860
   Securities sold short .........................................        (2,143)
   Foreign currency transactions .................................          (682)
                                                                     -----------
   Net realized gain .............................................     3,071,035
                                                                     -----------
Net unrealized appreciation (depreciation)
   during the period on:
   Investments ...................................................    (1,900,009)
   Translation of assets and liabilities in
      foreign currencies .........................................           666
                                                                     -----------
   Net unrealized depreciation ...................................    (1,899,343)
                                                                     -----------
   Net realized and unrealized gain ..............................     1,171,692
                                                                     -----------
   Net increase in net assets
      resulting from operations ..................................   $ 2,059,282
                                                                     ===========


                                       86                See accompanying notes.

                                                                        SERIES N
Statement of Changes in Net Assets             (MANAGED ASSET ALLOCATION SERIES)

                                                      SIX MONTHS
                                                         ENDED
                                                       JUNE 30,      YEAR ENDED
                                                         2006       DECEMBER 31,
                                                      (UNAUDITED)       2005
                                                     ------------   ------------
INCREASE (DECREASE) IN NET ASSETS FROM
   OPERATIONS:
   Net investment income .........................   $    887,590   $  1,346,957
   Net realized gain during the period on
      investments and foreign currency
      transactions ...............................      3,071,035      6,118,086
   Net unrealized depreciation during the period
      on investments, securities sold short and
      translation of assets and liabilities in
      foreign currencies .........................     (1,899,343)    (3,416,224)
                                                     ------------   ------------
   Net increase in net assets resulting from
      operations .................................      2,059,282      4,048,819
                                                     ------------   ------------
CAPITAL SHARE TRANSACTIONS:
   Proceeds from sale of shares ..................     16,393,785     23,341,178
   Cost of shares redeemed .......................    (17,013,497)   (22,787,887)
                                                     ------------   ------------
   Net increase (decrease) from capital share
      transactions ...............................       (619,712)       553,291
                                                     ------------   ------------
   Net increase in net assets ....................      1,376,458      4,602,110
                                                     ------------   ------------
NET ASSETS:
   Beginning of period ...........................     97,689,568     93,087,458
                                                     ------------   ------------
   End of period .................................   $ 99,129,138   $ 97,689,568
                                                     ============   ============
   Accumulated undistributed net investment
      income at end of period ....................   $  2,085,435   $  1,197,845
                                                     ============   ============
CAPITAL SHARE ACTIVITY:
   Shares sold ...................................        968,631      1,455,631
   Shares redeemed ...............................     (1,005,232)    (1,421,396)
                                                     ------------   ------------
   Total capital share activity ..................        (36,601)        34,235
                                                     ============   ============


                                       87                See accompanying notes.

                                                                        SERIES N
Financial Highlights                           (MANAGED ASSET ALLOCATION SERIES)
Selected data for each share of capital stock outstanding throughout each period

                                                             SIX MONTHS
                                                                ENDED                                              YEAR ENDED
                                                              JUNE 30,                                            DECEMBER 31,
                                                               2006(d)      2005      2004      2003      2002        2001
                                                             ----------   -------   -------   -------   -------   ------------
PER SHARE DATA
Net asset value, beginning of period                          $ 16.55     $ 15.86   $ 14.40   $ 11.80   $ 13.63     $ 16.08
                                                              -------     -------   -------   -------   -------     -------
Income (loss) from investment operations:
Net investment income                                            0.15        0.23      0.27      0.23      0.30        0.33
Net gain (loss) on securities (realized and unrealized)          0.20        0.46      1.27      2.59     (1.59)      (1.10)
                                                              -------     -------   -------   -------   -------     -------
Total from investment operations                                 0.35        0.69      1.54      2.82     (1.29)      (0.77)
                                                              -------     -------   -------   -------   -------     -------
Less distributions:
Dividends from net investment income                               --          --     (0.08)    (0.22)    (0.54)      (0.44)
Distributions from realized gains                                  --          --        --        --        --       (1.24)
                                                              -------     -------   -------   -------   -------     -------
Total distributions                                                --          --     (0.08)    (0.22)    (0.54)      (1.68)
                                                              -------     -------   -------   -------   -------     -------
Net asset value, end of period                                $ 16.90     $ 16.55   $ 15.86   $ 14.40   $ 11.80     $ 13.63
                                                              =======     =======   =======   =======   =======     =======
TOTAL RETURN(a)                                                  2.11%       4.35%    10.72%    23.90%    (9.63%)     (5.08%)
                                                              -------     -------   -------   -------   -------     -------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)                      $99,129     $97,690   $93,087   $86,383   $67,762     $87,348
                                                              -------     -------   -------   -------   -------     -------
Ratios to average net assets:
Net investment income                                            1.76%       1.44%     1.75%     1.86%     2.22%       2.34%
Total expenses(b)                                                1.39%       1.41%     1.39%     1.23%     1.26%       1.25%
Net expenses(c)                                                  1.39%       1.41%     1.39%     1.23%     1.26%       1.25%
                                                              -------     -------   -------   -------   -------     -------
Portfolio turnover rate                                            65%         67%       79%       98%      116%         98%

(a) Total return does not take into account any of the expenses associated with an investment in variable insurance products offered by Security Benefit Life Insurance Company. If total return had taken into account these expenses, performance would have been lower. Shares of a series of SBL Fund are available only through the purchase of such products.

(b) Total expense information reflects expense ratios absent fund expense reductions by the Investment Manager.

(c) Net expense information reflects the expense ratios after voluntary expense waivers, reimbursements and custodian earnings credits, as applicable.

(d) Unaudited figures for the six months ended June 30, 2006. Percentage amounts for the period, except total return, have been annualized.


                                       88                See accompanying notes.

                                    SERIES O

                              EQUITY INCOME SERIES

                             (T. ROWE PRICE(R) LOGO)
                             INVEST WITH CONFIDENCE

                                   SUBADVISER,
                         T. ROWE PRICE ASSOCIATES, INC.

                                                                        SERIES O
Manager's Commentary                                      (EQUITY INCOME SERIES)
June 30, 2006                                                        (unaudited)

PERFORMANCE

SERIES O VS. S&P 500 INDEX

                               (PERFORMANCE GRAPH)

   DATE        value
----------   ---------
SBL O
 6/30/1996   10,000.00
 9/30/1996   10,358.01
12/31/1996   11,119.98
 3/31/1997   11,437.47
 6/30/1997   12,731.23
 9/30/1997   13,727.32
12/31/1997   14,278.35
 3/31/1998   15,549.21
 6/30/1998   15,167.47
 9/30/1998   14,022.28
12/31/1998   15,566.17
 3/31/1999   15,419.90
 6/30/1999   17,431.19
 9/30/1999   15,927.25
12/31/1999   16,053.29
 3/31/2000   15,569.93
 6/30/2000   15,588.52
 9/30/2000   16,640.83
12/31/2000   18,118.20
 3/31/2001   17,600.40
 6/30/2001   18,598.60
 9/30/2001   17,038.20
12/31/2001   18,357.65
 3/31/2002   19,199.10
 6/30/2002   17,664.60
 9/30/2002   14,571.81
12/31/2002   15,892.84
 3/31/2003   14,915.37
 6/30/2003   17,401.27
 9/30/2003   17,651.25
12/31/2003   19,905.61
 3/31/2004   20,263.27
 6/30/2004   20,509.93
 9/30/2004   20,888.60
12/31/2004   22,778.58
 3/31/2005   22,630.35
 6/30/2005   22,667.40
 9/30/2005   23,285.04
12/31/2005   23,630.92
 3/31/2006   24,866.20
 6/30/2006   24,792.09

S& P 500

   DATE        value
----------   ---------
 6/30/1996   10,000.00
   9/30/96   10,309.14
  12/31/96   11,168.95
   3/31/97   11,468.03
   6/30/97   13,470.36
   9/30/97   14,480.53
  12/31/97   14,896.82
   3/31/98   16,974.95
   6/30/98   17,535.65
   9/30/98   15,790.70
  12/31/98   19,152.29
   3/31/99   20,109.33
   6/30/99   21,526.52
   9/30/99   20,182.05
  12/31/99   23,184.83
   3/31/00   23,717.70
  06/30/00   23,088.76
  09/30/00   22,865.43
  12/31/00   21,077.95
 3/31/2001   18,580.06
 6/30/2001   19,668.06
 9/30/2001   16,782.88
12/31/2001   18,577.33
 3/31/2002   18,627.81
 6/30/2002   16,132.77
 9/30/2002   13,346.51
12/31/2002   14,473.70
 3/31/2003   14,017.87
 6/30/2003   16,175.65
 9/30/2003   16,603.75
12/31/2003   18,625.49
 3/31/2004   18,941.46
 6/30/2004   19,266.15
 9/30/2004   18,904.95
12/31/2004   20,650.59
 3/31/2005   20,205.71
 6/30/2005   20,480.77
 9/30/2005   21,219.85
12/31/2005   21,660.69
 3/31/2006   22,571.18
 6/30/2006   22,245.98

                              $10,000 OVER 10 YEARS

The chart above assumes a hypothetical $10,000 investment in Series O (Equity Income Series) on June 30, 1996, and reflects the fees and expenses of Series O. The S&P 500 Index is a capitalization-weighted index composed of 500 selected common stocks that represent the broad domestic economy and is a widely recognized unmanaged index of market performance.

PORTFOLIO COMPOSITION BY SECTOR
-------------------------------
Consumer Discretionary                   13.73%
Consumer Staples                          9.38
Energy                                    9.62
Financials                               18.13
Health Care                               9.19
Industrials                              12.41
Information Technology                    6.74
Materials                                 5.26
Telecommunication Services                5.79
Utilities                                 5.32
Convertible Bond                          0.33
Temporary Cash Investments                4.46
Liabilities, less cash & other assets    (0.36)
                                        ------
Total net assets                        100.00%
                                        ======

AVERAGE ANNUAL RETURNS

                                               SINCE INCEPTION
PERIODS ENDED 06-30-06(1)   1 YEAR   5 YEARS       (6-1-95)
-------------------------   ------   -------   ---------------
Series O                     9.37%     5.92%         9.50%

(1) Performance figures do not reflect fees and expenses associated with an investment in variable insurance products offered by Security Benefit Life Insurance Company. If returns had taken into account these fees and expenses, performance would have been lower. Shares of a Series of SBL Fund are available only through the purchase of such products.

     The performance data quoted above represents past per formance. Past performance is not predictive of future performance. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.


                                       90                See accompanying notes.

                                                                        SERIES O
Manager's Commentary                                      (EQUITY INCOME SERIES)
June 30, 2006                                                        (unaudited)

PERFORMANCE

INFORMATION ABOUT YOUR SERIES EXPENSES

CALCULATING YOUR ONGOING SERIES EXPENSES

EXAMPLE

As a shareholder of the Series, you incur ongoing costs, including management fees and other series expenses. Performance figures and expense ratios do not reflect fees and expenses associated with an investment in variable insurance products. Shares of a Series of SBL Fund are available only through the purchase of such products. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2006 - June 30, 2006.

ACTUAL EXPENSES

The first line in the table provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table provides information about hypothetical account values and hypothetical expenses based on the Series actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses associated with an investment in variable insurance products. Therefore, the second line is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these fees and expenses associated with an investment in variable insurance products were included, your costs would have been higher.

SERIES EXPENSES

                    BEGINNING         ENDING      EXPENSES PAID
                  ACCOUNT VALUE   ACCOUNT VALUE       DURING
                     01-01-06      06-30-06(1)      PERIOD(2)
                  -------------   -------------   -------------
Series O (Equity Income Series)
   Actual           $1,000.00       $1,049.10         $5.79
   Hypothetical      1,000.00        1,019.14          5.71

(1) The actual ending account value is based on the actual total return of the Series for the period January 1, 2006 to June 30, 2006 after actual expenses and will differ from the hypothetical ending account value which is based on the Series expense ratio and a hypothetical annual return of 5% before expenses. The actual cumulative return at net asset value for the period January 1, 2006 to June 30, 2006 was 4.91%.

(2) Expenses are equal to the Series annualized expense ratio (net of earnings credits) of 1.14% multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

                                                                        SERIES O
Schedule of Investments                                   (EQUITY INCOME SERIES)
June 30, 2006                                                        (unaudited)

                                                        PRINICPAL
                                                        AMOUNT OR
                                                          NUMBER
                                                        OF SHARES   MARKET VALUE
                                                        ---------   ------------
CONVERTIBLE BOND - 0.4%
COMMUNICATIONS - 0.4%
Lucent Technologies, Inc., 8.00% - 2031                 $ 895,000   $    897,238
                                                                    ------------
TOTAL CONVERTIBLE BOND
   (cost $652,329)                                                       897,238
                                                                    ------------
PREFERRED STOCK - 0.1%
LIFE & HEALTH INSURANCE -
UnumProvident Corporation                                   9,200        261,050
                                                                    ------------
TOTAL PREFERRED STOCK - 0.1%
   (cost $230,000)                                                       261,050
                                                                    ------------
COMMON STOCKS - 94.5%
AEROSPACE & DEFENSE - 2.7%
Honeywell International, Inc.                              91,200      3,675,360
Lockheed Martin Corporation                                22,900      1,642,846
Raytheon Company                                           48,900      2,179,473
                                                                    ------------
                                                                       7,497,679
                                                                    ------------
ALUMINUM - 0.7%
Alcoa, Inc.                                                56,000      1,812,160
                                                                    ------------
ASSET MANAGEMENT & CUSTODY BANKS - 2.3%
Mellon Financial Corporation                               80,900      2,785,387
Northern Trust Corporation                                 15,400        851,620
State Street Corporation                                   45,900      2,666,331
                                                                    ------------
                                                                       6,303,338
                                                                    ------------
AUTOMOBILE MANUFACTURERS - 0.1%
Ford Motor Company                                         54,600        378,378
                                                                    ------------
BIOTECHNOLOGY - 0.4%
MedImmune, Inc.*                                           45,000      1,219,500
                                                                    ------------
BREWERS - 1.2%
Anheuser-Busch Companies, Inc.                             72,100      3,287,039
                                                                    ------------
BROADCASTING & CABLE TV - 2.1%
CBS Corporation (Cl.B)                                     74,900      2,026,045
Comcast Corporation*                                       78,992      2,586,198
EchoStar Communications Corporation*                       32,800      1,010,568
                                                                    ------------
                                                                       5,622,811
                                                                    ------------
COMMUNICATIONS EQUIPMENT - 2.4%
Cisco Systems, Inc.*                                       98,600      1,925,658
Lucent Technologies, Inc.*                                267,800        648,076
Motorola, Inc.                                             76,300      1,537,445
Nokia Oyj ADR                                             116,200      2,354,212
                                                                    ------------
                                                                       6,465,391
                                                                    ------------
COMPUTER & ELECTRONICS RETAIL - 0.2%
RadioShack Corporation                                     43,100        603,400
                                                                    ------------

                                                          NUMBER
                                                        OF SHARES   MARKET VALUE
                                                        ---------   ------------
COMMON STOCKS (CONTINUED)
COMPUTER HARDWARE - 1.8%
Dell, Inc.*                                                75,600   $  1,845,396
International Business Machines Corporation                40,200      3,088,164
                                                                    ------------
                                                                       4,933,560
                                                                    ------------
CONSTRUCTION & FARM MACHINERY - 0.7%
Deere & Company                                            23,600      1,970,364
                                                                    ------------
CONSTRUCTION MATERIALS - 0.6%
Vulcan Materials Company                                   22,200      1,731,600
                                                                    ------------
DISTRIBUTORS - 0.6%
Genuine Parts Company                                      38,500      1,603,910
                                                                    ------------
DIVERSIFIED BANKS - 0.5%
Wells Fargo & Company                                      18,600      1,247,688
                                                                    ------------
DIVERSIFIED CHEMICALS - 1.2%
E.I. du Pont de Nemours & Company                          65,700      2,733,120
Hercules, Inc.*                                            32,700        499,002
                                                                    ------------
                                                                       3,232,122
                                                                    ------------
ELECTRIC UTILITIES - 2.5%
Entergy Corporation                                        32,800      2,320,600
FirstEnergy Corporation                                    32,757      1,775,757
Pinnacle West Captial Corporation                          23,900        953,849
Progress Energy, Inc.                                      41,700      1,787,679
                                                                    ------------
                                                                       6,837,885
                                                                    ------------
ELECTRICAL COMPONENTS & EQUIPMENT - 0.7%
Cooper Industries, Ltd.                                    20,588      1,913,037
                                                                    ------------
ENVIRONMENTAL & FACILITIES SERVICES - 0.9%
Waste Management, Inc.                                     69,922      2,508,801
                                                                    ------------
FOOD DISTRIBUTORS - 0.3%
Sysco Corporation                                          24,500        748,720
                                                                    ------------
HEALTH CARE EQUIPMENT - 0.9%
Baxter International, Inc.                                 41,500      1,525,540
Boston Scientific Corporation*                             55,700        937,988
                                                                    ------------
                                                                       2,463,528
                                                                    ------------
HOME IMPROVEMENT RETAIL - 0.5%
Home Depot, Inc.                                           39,100      1,399,389
                                                                    ------------
HOUSEHOLD PRODUCTS - 2.0%
Colgate-Palmolive Company                                  58,800      3,522,120
Kimberly-Clark Corporation                                 30,800      1,900,360
                                                                    ------------
                                                                       5,422,480
                                                                    ------------
HOUSEWARES & SPECIALTIES - 1.55
Fortune Brands, Inc.                                       22,800      1,619,028
Newell Rubbermaid, Inc.                                   100,300      2,590,749
                                                                    ------------
                                                                       4,209,777
                                                                    ------------
HYPERMARKETS & SUPERCENTERS - 1.2%
Wal-Mart Stores, Inc.                                      66,100      3,184,037
                                                                    ------------


                                       92                See accompanying notes.

                                                                        SERIES O
Schedule of Investments                                   (EQUITY INCOME SERIES)
June 30, 2006                                                        (unaudited)

                                                          NUMBER
                                                        OF SHARES   MARKET VALUE
                                                        ---------   ------------
COMMON STOCKS (CONTINUED)
INDUSTRIAL CONGLOMERATES - 3.3%
General Electric Company                                  228,400   $  7,528,064
Tyco International, Ltd.                                   58,500      1,608,750
                                                                    ------------
                                                                       9,136,814
                                                                    ------------
INDUSTRIAL MACHINERY - 1.0%
Eaton Corporation                                          15,300      1,153,620
Pall Corporation                                           58,400      1,635,200
                                                                    ------------
                                                                       2,788,820
                                                                    ------------
INSURANCE BROKERS - 1.4%
Marsh & McLennan Companies, Inc.                          140,000      3,764,600
                                                                    ------------
INTEGRATED OIL & GAS - 6.5%
BP plc ADR                                                 34,884      2,428,275
Chevron Corporation                                        82,032      5,090,906
Exxon Mobil Corporation                                    80,568      4,942,847
Hess Corporation                                           63,000      3,329,550
Murphy Oil Corporation                                     36,100      2,016,546
                                                                    ------------
                                                                      17,808,124
                                                                    ------------
INTEGRATED TELECOMMUNICATION SERVICES - 4.0%
AT&T, Inc.                                                152,601      4,256,042
Qwest Communications International, Inc.*                 390,501      3,159,153
Telus Corporation (Non-Voting Shares)                      15,600        629,928
Telus Corporation (Voting Shares)                          10,600        438,736
Verizon Communications, Inc.                               73,136      2,449,325
                                                                    ------------
                                                                      10,933,183
                                                                    ------------
INVESTMENT BANKING & BROKERAGE - 0.9%
Charles Schwab Corporation                                155,400      2,483,292
                                                                    ------------
LEISURE PRODUCTS - 0.9%
Mattel, Inc.                                              140,600      2,321,306
                                                                    ------------
LIFE & HEALTH INSURANCE - 1.5%
Lincoln National Corporation                               41,924      2,366,191
UnumProvident Corporation                                  94,900      1,720,537
                                                                    ------------
                                                                       4,086,728
                                                                    ------------
MOVIES & ENTERTAINMENT - 2.8%
Time Warner, Inc.                                         191,500      3,312,950
Viacom, Inc. (Cl.B)*                                       51,500      1,845,760
Walt Disney Company                                        85,400      2,562,000
                                                                    ------------
                                                                       7,720,710
                                                                    ------------
MULTI-LINE INSURANCE - 1.2%
American International Group, Inc.                         55,500      3,277,275
                                                                    ------------
MULTI-UTILITIES - 2.8%
Duke Energy Corporation                                    99,600      2,925,252
NiSource, Inc.                                            123,900      2,705,976
Teco Energy, Inc.                                          30,800        460,152
Xcel Energy, Inc.                                          83,700      1,605,366
                                                                    ------------
                                                                       7,696,746
                                                                    ------------
OFFICE SERVICES & SUPPLIES - 0.8%
Avery Dennison Corporation                                 38,200      2,217,892
                                                                    ------------

                                                          NUMBER
                                                        OF SHARES   MARKET VALUE
                                                        ---------   ------------
COMMON STOCKS (CONTINUED)
OIL & GAS EQUIPMENT & SERVICES - 0.8%
Schlumberger, Ltd.                                         33,600   $  2,187,696
                                                                    ------------
OIL & GAS EXPLORATION & PRODUCTION - 2.3%
Anadarko Petroleum Corporation                             45,000      2,146,050
Royal Dutch Shell plc ADR                                  61,600      4,125,968
                                                                    ------------
                                                                       6,272,018
                                                                    ------------
OTHER DIVERSIFIED FINANCIAL SERVICES - 5.3%
Bank of America Corporation                                44,688      2,149,493
Citigroup, Inc.                                            31,433      1,516,328
JP Morgan Chase & Company                                 157,562      6,617,604
Morgan Stanley                                             64,400      4,070,724
                                                                    ------------
                                                                      14,354,149
                                                                    ------------
PACKAGED FOODS & MEATS - 2.4%
Campbell Soup Company                                      64,100      2,378,751
General Mills, Inc.                                        47,700      2,464,182
McCormick & Company, Inc.                                  35,000      1,174,250
Sara Lee Corporation                                       26,800        429,336
                                                                    ------------
                                                                       6,446,519
                                                                    ------------
PAPER PRODUCTS - 1.9%
International Paper Company                               125,920      4,067,216
MeadWestvaco Corporation                                   42,300      1,181,439
                                                                    ------------
                                                                       5,248,655
                                                                    ------------
PERSONAL PRODUCTS - 0.8%
Avon Products, Inc.                                        67,100      2,080,100
                                                                    ------------
PHARMACEUTICALS - 7.8%
Abbott Laboratories                                        48,400      2,110,724
Bristol-Myers Squibb Company                               75,400      1,949,844
Eli Lilly & Company                                        58,800      3,249,876
Johnson & Johnson                                          50,200      3,007,984
Merck & Company, Inc.                                     107,700      3,923,511
Pfizer, Inc.                                              129,900      3,048,753
Schering-Plough Corporation                                63,000      1,198,890
Wyeth                                                      65,800      2,922,178
                                                                    ------------
                                                                      21,411,760
                                                                    ------------
PHOTOGRAPHIC PRODUCTS - 0.7%
Eastman Kodak Company                                      81,500      1,938,070
                                                                    ------------
PROPERTY & CASUALTY INSURANCE - 1.3%
Chubb Corporation                                          25,400      1,267,460
St. Paul Travelers Companies, Inc.                         51,184      2,281,783
                                                                    ------------
                                                                       3,549,243
                                                                    ------------
PUBLISHING - 3.2%
Dow Jones & Company, Inc.                                  58,800      2,058,588
McClatchy Company                                          10,901        437,362
New York Times Company                                    107,300      2,633,142
Tribune Company                                           111,000      3,599,730
                                                                    ------------
                                                                       8,728,822
                                                                    ------------


                                       93                See accompanying notes.

                                                                        SERIES O
Schedule of Investments                                   (EQUITY INCOME SERIES)
June 30, 2006                                                        (unaudited)

                                                          NUMBER
                                                        OF SHARES   MARKET VALUE
                                                        ---------   ------------
COMMON STOCKS (CONTINUED)
RAILROADS - 2.1%
Norfolk Southern Corporation                               32,300   $  1,719,006
Union Pacific Corporation                                  44,400      4,127,424
                                                                    ------------
                                                                       5,846,430
                                                                    ------------
REGIONAL BANKS - 2.6%
Fifth Third Bancorp                                        81,600      3,015,120
Mercantile Bankshares Corporation                          24,350        868,565
National City Corporation                                  27,300        987,987
SunTrust Banks, Inc.                                       28,600      2,181,036
                                                                    ------------
                                                                       7,052,708
                                                                    ------------
RETAIL REITS - 0.4%
Simon Property Group, Inc.                                 12,836      1,064,618
                                                                    ------------
SEMICONDUCTORS - 1.0%
Analog Devices, Inc.                                       44,800      1,439,872
Intel Corporation                                          69,200      1,311,340
                                                                    ------------
                                                                       2,751,212
                                                                    ------------
SOFT DRINKS - 1.2%
Coca-Cola Company                                          74,800      3,217,896
                                                                    ------------
SPECIALIZED CONSUMER SERVICES - 0.5%
H & R Block, Inc.                                          52,300      1,247,878
                                                                    ------------
SPECIALTY CHEMICALS - 0.9%
Chemtura Corporation                                       55,100        514,634
International Flavors & Fragrances, Inc.                   52,100      1,836,004
                                                                    ------------
                                                                       2,350,638
                                                                    ------------
SYSTEMS SOFTWARE - 1.6%
Microsoft Corporation                                     182,600      4,254,580
                                                                    ------------
THRIFTS & MORTGAGE FINANCE - 0.4%
Federal National Mortgage Association                      25,700      1,236,170
                                                                    ------------
TOBACCO - 0.4%
UST, Inc.                                                  26,900      1,215,611
                                                                    ------------
WIRELESS TELECOMMUNICATION SERVICE - 1.8%
Alltel Corporation                                         41,400      2,642,562
Sprint Nextel Corporation                                 112,000      2,238,880
                                                                    ------------
                                                                       4,881,442
                                                                    ------------
TOTAL COMMON STOCKS
   (cost $228,461,889)                                               258,168,298
                                                                    ------------

                                                          NUMBER
                                                        OF SHARES   MARKET VALUE
                                                        ---------   ------------
FOREIGN STOCKS - 0.9%
IRELAND - 0.3%
Bank of Ireland                                            46,300   $    826,204
                                                                    ------------
JAPAN - 0.6%
Sony Corporation                                           38,400      1,694,438
                                                                    ------------
TOTAL FOREIGN STOCKS
   (cost $2,042,749)                                                   2,520,642
                                                                    ------------
TEMPORARY CASH INVESTMENTS - 4.5%
State Street General Account Money Fund                 4,558,298      4,558,298
T.Rowe Price Reserve Investment Fund                    7,622,871      7,622,871
                                                                    ------------
TOTAL TEMPORARY CASH INVESTMENTS
   (cost $12,181,169)                                                 12,181,169
                                                                    ------------
TOTAL INVESTMENTS - 100.4%
   (cost $243,568,136)                                               274,028,397
LIABILITIES, LESS CASH & OTHER ASSETS - (0.4%)                          (985,110)
                                                                    ------------
TOTAL NET ASSETS - 100.0%                                           $273,043,287
                                                                    ============

For federal income tax purposes the identified cost of investments owned at June 30, 2006 was $245,203,871.

ADR  (American Depositary Receipt)

plc  (public limited company)


                                       94                See accompanying notes.

                                                                        SERIES O
                                                          (EQUITY INCOME SERIES)
                                                                     (unaudited)

Statement of Assets and Liabilities
June 30, 2006

ASSETS:
Investments, at value(1) ........................................   $274,028,397
Receivables:
   Fund shares sold .............................................        187,648
   Securities sold ..............................................         68,153
   Interest .....................................................         69,961
   Dividends ....................................................        348,515
Prepaid expenses ................................................          7,948
                                                                    ------------
Total assets ....................................................    274,710,622
                                                                    ------------
LIABILITIES:
Cash overdraft ..................................................      1,177,526
Payable for:
   Fund shares redeemed .........................................         71,377
   Securities purchased .........................................        152,517
   Management fees ..............................................        221,104
   Custodian fees ...............................................          3,297
   Transfer agent and administration fees .......................         23,573
   Professional fees ............................................         16,727
   Director's fees ..............................................          1,214
                                                                    ------------
Total liabilities ...............................................      1,667,335
                                                                    ------------
NET ASSETS ......................................................   $273,043,287
                                                                    ============
NET ASSETS CONSIST OF:
Paid in capital .................................................   $220,001,185
Accumulated undistributed net investment income .................      5,170,039
Accumulated undistributed net realized gain
   on sale of investments and foreign currency
   transactions .................................................     17,411,507
Net unrealized appreciation in value of
   investments and translation of assets and
   liabilities in foreign currency ..............................     30,460,556
                                                                    ------------
Net assets ......................................................   $273,043,287
                                                                    ============
Capital shares authorized .......................................      unlimited
Capital shares outstanding ......................................     13,601,592
Net asset value per share (net assets divided by
   shares outstanding) ..........................................   $      20.07
                                                                    ============
(1) Investments, at cost ........................................   $243,568,136

Statement of Operations
For the Six Months Ended June 30, 2006

INVESTMENT INCOME:
   Dividends (net of foreign withholding tax of $1,558) .........   $  3,201,109
   Interest .....................................................        285,547
                                                                    ------------
   Total investment income ......................................      3,486,656
                                                                    ------------
EXPENSES:
   Management fees ..............................................      1,336,927
   Custodian fees ...............................................          9,898
   Transfer agent/maintenance fees ..............................         12,606
   Administration fees ..........................................        128,336
   Directors' fees ..............................................          5,380
   Professional fees ............................................         14,353
   Reports to shareholders ......................................         19,383
   Other expenses ...............................................          5,402
                                                                    ------------
   Total expenses ...............................................      1,532,285
   Less: Earnings credits applied ...............................         (1,833)
                                                                    ------------
   Net expenses .................................................      1,530,452
                                                                    ------------
   Net investment income ........................................      1,956,204
                                                                    ------------
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) during the period on:
   Investments ..................................................      5,346,706
   Foreign currency transactions ................................         (1,176)
                                                                    ------------
   Net realized gain ............................................      5,345,530
                                                                    ------------
Net unrealized appreciation during the period on:
   Investments ..................................................      5,431,833
   Translation of assets and liabilities in foreign currencies ..            436
                                                                    ------------
   Net unrealized appreciation ..................................      5,432,269
                                                                    ------------
   Net realized and unrealized gain .............................     10,777,799
                                                                    ------------
   Net increase in net assets resulting from operations .........   $ 12,734,003
                                                                    ============


                                       95                See accompanying notes.

                                                                        SERIES O
Statement of Changes in Net Assets                        (EQUITY INCOME SERIES)

                                                                           SIX MONTHS
                                                                             ENDED
                                                                         JUNE 30, 2006       YEAR ENDED
                                                                          (UNAUDITED)    DECEMBER 31, 2005
                                                                         -------------   -----------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
   Net investment income .............................................   $  1,956,204      $  3,214,208
   Net realized gain during the period on investments and foreign
      currency transactions ..........................................      5,345,530        13,982,774
   Net unrealized appreciation (depreciation) during the period on investments and translation of assets and liabilities in foreign
      currencies .....................................................      5,432,269        (7,751,800)
                                                                         ------------      ------------
   Net increase in net assets resulting from operations ..............     12,734,003         9,445,182
                                                                         ------------      ------------
CAPITAL SHARE TRANSACTIONS:
   Proceeds from sale of shares ......................................     34,697,596        74,046,642
   Cost of shares redeemed ...........................................    (34,116,273)      (64,596,753)
                                                                         ------------      ------------
   Net increase from capital share transactions ......................        581,323         9,449,889
                                                                         ------------      ------------
   Net increase in net assets ........................................     13,315,326        18,895,071
                                                                         ------------      ------------
NET ASSETS:
   Beginning of period ...............................................    259,727,961       240,832,890
                                                                         ------------      ------------
   End of period .....................................................   $273,043,287      $259,727,961
                                                                         ============      ============
   Accumulated undistributed net investment income at end of period ..   $  5,170,039      $  3,213,835
                                                                         ============      ============
CAPITAL SHARE ACTIVITY:
   Shares sold .......................................................      1,740,101         3,984,349
   Shares redeemed ...................................................     (1,715,765)       (3,466,553)
                                                                         ------------      ------------
   Total capital share activity ......................................         24,336           517,796
                                                                         ============      ============


                                       96                See accompanying notes.

                                                                        SERIES O
Financial Highlights                                      (EQUITY INCOME SERIES)
Selected data for each share of capital stock outstanding throughout each period

                                                            SIX MONTHS                                                   YEAR ENDED
                                                          ENDED JUNE 30,                                                DECEMBER 31,
                                                              2006(d)        2005       2004       2003       2002          2001
                                                          --------------   --------   --------   --------   --------    ------------
PER SHARE DATA
Net asset value, beginning of period                         $  19.13      $  18.44   $  16.14   $  13.17   $  16.00      $  17.66
                                                             --------      --------   --------   --------   --------      --------
Income (loss) from investment operations:
Net investment income                                            0.14          0.23       0.21       0.22       0.20          0.21
Net gain (loss) on securities (realized and unrealized)          0.80          0.46       2.12       3.09      (2.26)           --
                                                             --------      --------   --------   --------   --------      --------
Total from investment operations                                 0.94          0.69       2.33       3.31      (2.06)         0.21
                                                             --------      --------   --------   --------   --------      --------
Less distributions:
Dividends from net investment income                               --            --      (0.03)     (0.20)     (0.39)        (0.30)
Distributions from realized gains                                  --            --         --      (0.14)     (0.38)        (1.57)
                                                             --------      --------   --------   --------   --------      --------
Total distributions                                                --            --      (0.03)     (0.34)     (0.77)        (1.87)
                                                             --------      --------   --------   --------   --------      --------
Net asset value, end of period                               $  20.07      $  19.13   $  18.44   $  16.14   $  13.17      $  16.00
                                                             ========      ========   ========   ========   ========      ========
TOTAL RETURN(a)                                                  4.91%         3.74%     14.43%     25.25%    (13.43%)        1.32%
                                                             --------      --------   --------   --------   --------      --------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)                     $273,043      $259,728   $240,833   $196,720   $163,555      $186,826
                                                             --------      --------   --------   --------   --------      --------
Ratios to average net assets:
Net investment income                                            1.46%         1.29%      1.31%      1.55%      1.40%         1.32%
Total expenses(b)                                                1.15%         1.15%      1.13%      1.09%      1.09%         1.08%
Net expenses(c)                                                  1.14%         1.15%      1.13%      1.08%      1.08%         1.08%
                                                             --------      --------   --------   --------   --------      --------
Portfolio turnover rate                                            19%           20%        20%        19%        23%           21%

(a) Total return does not take into account any of the expenses associated with an investment in variable insurance products offered by Security Benefit Life Insurance Company. If total return had taken into account these expenses, performance would have been lower. Shares of a series of SBL Fund are available only through the purchase of such products.

(b) Total expense information reflects expense ratios absent fund expense reductions by the Investment Manager.

(c) Net expense information reflects the expense ratios after voluntary expense waivers, reimbursements and custodian earnings credits, as applicable.

(d) Unaudited figures for the six months ended June 30, 2006. Percentage amounts for the period, except total return, have been annualized.


                                       97                See accompanying notes.

                                    SERIES P

                                HIGH YIELD SERIES

                           (SECURITY BENEFIT(SM) LOGO)
                        Security Management Company, LLC

                                    ADVISER,
                        SECURITY MANAGEMENT COMPANY, LLC

                                                                        SERIES P
Manager's Commentary                                         (HIGH YIELD SERIES)
June 30, 2006                                                        (unaudited)

PERFORMANCE

SERIES P VS.
LEHMAN BROTHERS HIGH YIELD INDEX

                               (PERFORMANCE GRAPH)

LEHMAN BROTHERS HIGH YIELD

   DATE        value
----------   ---------
INCEPTION
   8/05/96   10,000.00
   9/30/96   10,351.60
  12/31/96   10,713.39
   3/31/97   10,833.03
   6/30/97   11,336.46
   9/30/97   11,851.52
  12/31/97   12,081.46
   3/31/98   12,487.78
   6/30/98   12,625.65
   9/30/98   12,050.69
  12/31/98   12,307.03
   3/31/99   12,533.43
   6/30/99   12,566.52
   9/30/99   12,386.91
  12/31/99   12,589.80
   3/31/00   12,295.73
  06/30/00   12,437.20
  09/30/00   12,507.18
  12/31/00   11,851.92
 3/31/2001   12,604.41
 6/30/2001   12,317.36
 9/30/2001   11,796.11
12/31/2001   12,477.29
 3/31/2002   12,687.30
 6/30/2002   11,878.19
 9/30/2002   11,529.80
12/31/2002   12,306.90
 3/31/2003   13,243.88
 6/30/2003   14,581.95
 9/30/2003   14,985.63
12/31/2003   15,871.49
 3/31/2004   16,243.91
 6/30/2004   16,087.61
 9/30/2004   16,867.08
12/31/2004   17,639.12
 3/31/2005   17,354.98
 6/30/2005   17,835.42
 9/30/2005   18,000.20
12/31/2005   18,121.66
 3/31/2006   18,646.17
 6/30/2006   18,694.24

SBL P

   DATE        value
----------   ---------
  8/5/1996   10,000.00
 9/30/1996   10,246.67
12/31/1996   10,660.00
 3/31/1997   10,846.67
 6/30/1997   11,320.00
 9/30/1997   11,754.46
12/31/1997   12,076.97
 3/31/1998   12,485.54
 6/30/1998   12,628.64
 9/30/1998   12,464.08
12/31/1998   12,782.48
 3/31/1999   12,972.80
 6/30/1999   12,957.56
 9/30/1999   12,858.47
12/31/1999   12,950.59
 3/31/2000   12,666.70
 6/30/2000   12,700.10
 9/30/2000   12,925.54
12/31/2000   12,753.20
 3/31/2001   13,342.62
 6/30/2001   13,108.23
 9/30/2001   12,441.09
12/31/2001   13,317.91
 3/31/2002   13,704.12
 6/30/2002   13,201.31
 9/30/2002   12,550.61
12/31/2002   13,371.90
 3/31/2003   14,041.01
 6/30/2003   15,117.87
 9/30/2003   15,528.05
12/31/2003   16,274.90
 3/31/2004   16,628.94
 6/30/2004   16,529.37
 9/30/2004   17,205.58
12/31/2004   18,165.17
 3/31/2005   17,975.48
 6/30/2005   18,265.59
 9/30/2005   18,566.85
12/31/2005   18,856.96
 3/31/2006   19,414.86
 6/30/2006   19,649.18

                             $10,000 SINCE INCEPTION

The chart above assumes a hypothetical $10,000 investment in Series P (High Yield Series) on August 5, 1996 (date of inception) and reflects the fees and expenses of Series P. The Lehman Brothers High Yield Index is an unmanaged index that tracks below investment grade bonds.

QUALITY RATINGS

A                                         1.23%
BBB                                       2.96
BB                                       21.57
B                                        39.50
CCC                                      14.71
CC                                        0.03
D                                         0.04
NR                                        4.99
Common Stocks                             1.00
Repurchase Agreement                     14.94
Liabilities, less cash & other assets    (0.97)
                                        ------
Total net assets                        100.00%
                                        ======

AVERAGE ANNUAL RETURNS

                                               SINCE INCEPTION
PERIODS ENDED 06-30-06(1)   1 YEAR   5 YEARS       (8-5-96)
-------------------------   ------   -------   ---------------
Series P                     7.57%    8.43%         7.06%

(1) Performance figures do not reflect fees and expenses associated with an investment in variable insurance products offered by Security Benefit Life Insurance Company. If returns had taken into account these fees and expenses, performance would have been lower. Shares of a Series of SBL Fund are available only through the purchase of such products.

The performance data quoted above represents past per formance. Past performance is not predictive of future performance. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.


                                       99                See accompanying notes.

                                                                        SERIES P
Manager's Commentary                                         (HIGH YIELD SERIES)
June 30, 2006                                                        (unaudited)

PERFORMANCE

INFORMATION ABOUT YOUR SERIES EXPENSES

CALCULATING YOUR ONGOING SERIES EXPENSES

EXAMPLE

As a shareholder of the Series, you incur ongoing costs, including management fees and other series expenses. Performance figures and expense ratios do not reflect fees and expenses associated with an investment in variable insurance products. Shares of a Series of SBL Fund are available only through the purchase of such products. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2006 - June 30, 2006.

ACTUAL EXPENSES

The first line in the table provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table provides information about hypothetical account values and hypothetical expenses based on the Series actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses associated with an investment in variable insurance products. Therefore, the second line is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these fees and expenses associated with an investment in variable insurance products were included, your costs would have been higher.

SERIES EXPENSES

                                 BEGINNING         ENDING      EXPENSES PAID
                               ACCOUNT VALUE   ACCOUNT VALUE       DURING
                                  01-01-06      06-30-06(1)      PERIOD(2)
                               -------------   -------------   -------------
Series P (High Yield Series)
   Actual                        $1,000.00       $1,042.00         $4.76
   Hypothetical                   1,000.00        1,020.13          4.71

(1) The actual ending account value is based on the actual total return of the Series for the period January 1, 2006 to June 30, 2006 after actual expens-es and will differ from the hypothetical ending account value which is based on the Series expense ratio and a hypothetical annual return of 5% before expenses. The actual cumulative return at net asset value for the period January 1, 2006 to June 30, 2006 was 4.20%.

(2) Expenses are equal to the Series annualized expense ratio 0.94% multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

                                                                        SERIES P
Schedule of Investments                                      (HIGH YIELD SERIES)
June 30, 2006                                                        (unaudited)

                                                        PRINCIPAL
                                                        AMOUNT OR
                                                          NUMBER        MARKET
                                                        OF SHARES       VALUE
                                                       -----------   -----------
CONVERTIBLE BONDS - 2.6%
AEROSPACE & DEFENSE - 0.9%
DRS Technologies, Inc., 2.00% - 2026(4)                $   800,000   $   790,000
                                                                     -----------
AUTOMOTIVE - 0.8%
Sonic Automotive, Inc., 5.25% - 2009                   $   650,000       636,188
                                                                     -----------
TELECOMMUNICATIONS-WIRELESS - 0.9%
Nextel Communications, 5.25% - 2010                    $   750,000       724,687
                                                                     -----------
TOTAL CONVERTIBLE BONDS
   (cost $2,157,011)                                                   2,150,875
                                                                     -----------
PREFERRED STOCK - 0.0%
STEEL - 0.0%
Weirton Steel Corporation (Cl.C)*(3,5)                         315            --
                                                                     -----------
TOTAL PREFERRED STOCK
   (cost $264)                                                                --
                                                                     -----------
COMMON STOCKS - 1.0%
AIR FREIGHT & LOGISTICS - 0.0%
Atlas Air Worldwide Holdings, Inc.*                              4           199
                                                                     -----------
AIRLINES - 0.0%
ACE Aviation Holdings, Inc. ADR*                                32           896
                                                                     -----------
BROADCASTING & CABLE TV - 0.0%
Classic Holdco, LLC*(3,5)                                       79            --
                                                                     -----------
ELECTRONIC MANUFACTURING SERVICES - 0.0%
Viasystems Group, Inc.*(3,5)                                 1,207            --
                                                                     -----------
HEALTH CARE EQUIPMENT - 0.0%
Mediq, Inc.*(3,5)                                               92            --
                                                                     -----------
HOUSEHOLD PRODUCTS - 0.0%
WKI Holding Company, Inc.*(3,5)                                202            --
                                                                     -----------
MARINE - 0.4%
Double Hull Tankers, Inc.                                   25,000       336,750
                                                                     -----------
MORTGAGE REIT'S - 0.3%
HomeBanc Corporation                                        30,000       238,200
                                                                     -----------
SPECIALIZED REIT'S - 0.3%
Opteum, Inc.                                                30,450       274,659
                                                                     -----------
TOTAL COMMON STOCK
   (cost $1,087,807)                                                     850,704
                                                                     -----------
FOREIGN BONDS - 1.1%
CHILE - 0.2%
Republic of Chile:
   5.625% - 2007                                       $   100,000        99,900
   7.125% - 2012                                       $    25,000        26,250
                                                                     -----------
                                                                         126,150
                                                                     -----------

                                                        PRINCIPAL       MARKET
                                                          AMOUNT        VALUE
                                                       -----------   -----------
FOREIGN BONDS (CONTINUED)
MEXICO - 0.3%
United Mexican States:
   8.375% - 2011                                       $    85,000   $    92,650
   7.50% - 2012                                            116,000       122,960
                                                                     -----------
                                                                         215,610
                                                                     -----------
PERU - 0.1%
Republic of Peru, 5.00% - 2017(1)                          111,550       106,251
                                                                     -----------
PHILIPPINES - 0.0%
Republic of Philippines, 8.375% - 2009                      30,000        30,975
                                                                     -----------
RUSSIA - 0.2%
Russia Finance Ministry, 3.00% - 2011                       80,000        69,216
Russian Federation:
   10.00% - 2007                                           100,000       103,700
   8.25% - 2010(4)                                          32,445        33,702
                                                                     -----------
                                                                         206,618
                                                                     -----------
SOUTH AFRICA - 0.2%
Republic of South Africa:
   9.125% - 2009                                            95,000       101,887
   7.375% - 2012                                            35,000        36,400
                                                                     -----------
                                                                         138,287
                                                                     -----------
TUNISIA - 0.1%
Banque Centrale de Tunisie,
   7.375% - 2012                                            80,000        83,200
                                                                     -----------
UKRAINE - 0.0%
Ukraine Government, 11.00% - 2007                           14,002        14,261
                                                                     -----------
TOTAL FOREIGN BONDS
   (cost $838,311)                                                       921,352
                                                                     -----------
CORPORATE BONDS - 77.7%
AEROSPACE & DEFENSE - 4.3%
Bombardier, Inc., 6.75% - 2012(4)                        1,075,000       989,000
Esterline Technologies Corporation,
   7.75% - 2013(4)                                         610,000       617,625
L-3 Communications Corporation,
   7.625% - 2012                                           675,000       685,125
Sequa Corporation:
   8.875% - 2008                                           280,000       291,550
   9.00% - 2009                                            200,000       211,000
Vought Aircraft Industries, Inc.,
   8.00% - 2011                                            900,000       814,500
                                                                     -----------
                                                                       3,608,800
                                                                     -----------


                                       101               See accompanying notes.

                                                                        SERIES P
Schedule of Investments                                      (HIGH YIELD SERIES)
June 30, 2006                                                        (unaudited)

                                                        PRINCIPAL       MARKET
                                                          AMOUNT        VALUE
                                                       -----------   -----------
CORPORATE BONDS (CONTINUED)
AIRLINES - 4.2%
American Commercial Lines, Inc.,
   9.50% - 2015                                        $   146,000   $   159,870
Continental Airlines, Inc.,
   8.312% - 2011                                           648,119       614,308
Delta Air Lines:
   7.90% - 2009(3)                                          75,000        21,187
   7.92% - 2010                                            950,000       883,500
   7.711% - 2011                                           530,000       487,600
Evergreen International Aviation,
   12.00% - 2010                                         1,325,000     1,358,125
Northwest Airlines, Inc.,
   9.875% - 2007(3)                                         10,000         5,050
Pegasus Aviation Lease Securitization,
   2000-1 D1, 8.42% - 2030(3,5)                            489,230            --
                                                                     -----------
                                                                       3,529,640
                                                                     -----------
AUTOMOTIVE - 5.8%
Dura Operating Corporation,
   8.625% - 2012                                            10,000         8,500
General Motors Acceptance Corporation:
   6.75% - 2014                                            650,000       603,733
   8.00% - 2031                                          1,250,000     1,201,437
Group 1 Automotive, Inc.,
   8.25% - 2013                                          1,050,000     1,060,500
Metaldyne Corporation,
   11.00% - 2012                                         1,350,000     1,147,500
Sonic Automotive, Inc.,
   8.625% - 2013                                           600,000       594,000
TRW Automotive, Inc.,
   9.375% - 2013                                           312,000       331,500
                                                                     -----------
                                                                       4,947,170
                                                                     -----------
BANKING - 2.6%
Cardtronics, Inc., 9.25% - 2013(4)                         900,000       886,500
Doral Financial Corporation,
   5.91% - 2007(2)                                         900,000       857,293
E*Trade Financial Corporation,
   8.00% - 2011                                            300,000       306,000
FCB/NC Capital Trust I, 8.05% - 2028                        75,000        78,956
Popular North America, Inc.,
   6.125% - 2006                                            60,000        60,068
Western Financial Bank, 9.625% - 2012                        5,000         5,502
                                                                     -----------
                                                                       2,194,319
                                                                     -----------
BUILDING MATERIALS - 2.1%
Building Materials Corporation:
   8.00% - 2007                                            550,000       552,750
   8.00% - 2008                                            825,000       831,187
Interline Brands, Inc., 8.125% - 2014                      400,000       399,000
                                                                     -----------
                                                                       1,782,937
                                                                     -----------
CHEMICALS - 0.0%
IMC Global, Inc., 11.25% - 2011                              5,000         5,275
Methanex Corporation, 8.75% - 2012                           5,000         5,369
                                                                     -----------
                                                                          10,644
                                                                     -----------

                                                        PRINCIPAL       MARKET
                                                          AMOUNT        VALUE
                                                       -----------   -----------
CORPORATE BONDS (CONTINUED)
CONSTRUCTION MACHINERY - 1.5%
Case New Holland, 9.25% - 2011                         $   650,000   $   684,125
United Rentals NA, Inc., 7.00% - 2014                      625,000       571,094
                                                                     -----------
                                                                       1,255,219
                                                                     -----------
CONSUMER PRODUCTS - 0.2%
Hasbro, Inc., 6.15% - 2008                                  56,000        56,233
Icon Health & Fitness, 11.25% - 2012                        25,000        25,750
WH Holdings/ WH Capital, 9.50% - 2011                       60,000        65,700
                                                                     -----------
                                                                         147,683
                                                                     -----------
ELECTRIC - 2.7%
AES Corporation, 9.50% - 2009                              750,000       795,000
Avista Corporation, 9.75% - 2008                            50,000        52,920
CMS Energy Corporation:
   9.875% - 2007                                            10,000        10,400
   7.50% - 2009                                            610,000       617,625
East Coast Power LLC:
   6.737% - 2008                                            27,126        27,209
   7.066% - 2012                                            84,520        86,492
Reliant Energy, Inc., 6.75% - 2014                         650,000       598,000
UCAR Finance, Inc., 10.25% - 2012                           15,000        15,825
Western Resources, Inc., 7.125% - 2009                      90,000        92,615
                                                                     -----------
                                                                       2,296,086
                                                                     -----------
ENERGY - INDEPENDENT - 1.5%
El Paso Production Holding Company,
   7.75% - 2013                                            250,000       251,875
Forest Oil Corporation, 8.00% - 2008                        15,000        15,319
Magnum Hunter Resources, Inc.,
   9.60% - 2012                                            793,000       838,597
Plains E&P Company, 8.75% - 2012                            40,000        41,900
Range Resources Corporation,
   7.375% - 2013                                            75,000        74,438
                                                                     -----------
                                                                       1,222,129
                                                                     -----------
ENERGY - INTEGRATED - 1.1%
Nevada Power Company, 6.50% - 2018(4)                      500,000       487,512
Petrobras International Finance
   Company, 12.375% - 2008(1)                              425,000       469,625
                                                                     -----------
                                                                         957,137
                                                                     -----------
ENTERTAINMENT - 1.5%
AMC Entertainment, Inc., 9.875% - 2012                     300,000       298,500
Blockbuster, Inc., 9.00% - 2012(1)                       1,000,000       932,500
                                                                     -----------
                                                                       1,231,000
                                                                     -----------
ENVIRONMENTAL - 0.5%
Allied Waste North America,
   8.50% - 2008                                             20,000        20,700
Casella Waste Systems, Inc.,
   9.75% - 2013                                            400,000       420,000
                                                                     -----------
                                                                         440,700
                                                                     -----------


                                       102               See accompanying notes.

                                                                        SERIES P
Schedule of Investments                                      (HIGH YIELD SERIES)
June 30, 2006                                                        (unaudited)

                                                        PRINCIPAL       MARKET
                                                          AMOUNT        VALUE
                                                       -----------   -----------
CORPORATE BONDS (CONTINUED)
FOOD & BEVERAGE - 2.6%
Canandaigua Brands, Inc.,
   8.625% - 2006                                       $   200,000   $   200,250
Dean Foods Company, 8.15% - 2007                           650,000       656,500
Dole Foods Company, Inc.:
   7.25% - 2010                                            400,000       358,000
   8.875% - 2011                                           200,000       187,500
Harry & David Operations Corporation,
   9.00% - 2013                                            250,000       226,250
Land O' Lakes, Inc., 8.75% - 2011                           60,000        61,800
Pilgrim's Pride Corporation,
   9.625% - 2011                                           450,000       468,000
                                                                     -----------
                                                                       2,158,300
                                                                     -----------
GAMING - 2.9%
American Casino & Entertainment,
   7.85% - 2012                                            300,000       300,750
Galaxy Entertainment, 9.875 - 2012(4)                      350,000       364,000
Mandalay Resort Group:
   10.25% - 2007                                            45,000        46,631
   6.50% - 2009                                            300,000       294,000
MGM Mirage, Inc.:
   8.50% - 2010                                             15,000        15,581
   8.375% - 2011                                            55,000        56,375
   6.75% - 2012                                            625,000       601,562
   6.75% - 2013(4)                                         500,000       476,875
Station Casinos, Inc., 6.00% - 2012                        300,000       280,875
                                                                     -----------
                                                                       2,436,649
                                                                     -----------
HEALTH CARE - 2.7%
Coventry Health Care, Inc.,
   6.125% - 2015                                           575,000       546,659
HCA, Inc., 6.375% - 2015                                   300,000       277,965
Johnsondiversey, Inc., 9.625% - 2012                         5,000         4,975
Radiologix, Inc., 10.50% - 2008                             45,000        40,050
US Oncology Holdings, Inc.,
   10.32% - 2015(2)                                      1,400,000     1,428,000
                                                                     -----------
                                                                       2,297,649
                                                                     -----------
HOME CONSTRUCTION - 0.0%
KB Home, 9.50% - 2011                                       35,000        36,575
                                                                     -----------
INDUSTRIAL - OTHER - 4.1%
Anixter International, Inc., 5.95% - 2015                  250,000       230,000
Briggs & Stratton Corporation,
   8.875% - 2011                                           625,000       675,000
Corrections Corporation of America,
   7.50% - 2011                                            200,000       201,500
Iron Mountain, Inc., 8.25% - 2011                          800,000       800,000
Usec, Inc., 6.75% - 2009                                 1,625,000     1,560,000
                                                                     -----------
                                                                       3,466,500
                                                                     -----------

                                                        PRINCIPAL       MARKET
                                                          AMOUNT        VALUE
                                                       -----------   -----------
CORPORATE BONDS (CONTINUED)
INSURANCE - LIFE - 0.3%
Genamerica Capital, Inc.,
   8.525% - 2027(4)                                    $   175,000   $   185,709
Torchmark Corporation, 6.25% - 2006                         75,000        75,017
                                                                     -----------
                                                                         260,726
                                                                     -----------
INSURANCE - PROPERTY & CASUALTY - 1.7%
Fairfax Financial Holdings,
   7.75% - 2012                                          1,675,000     1,457,250
                                                                     -----------
LODGING - 0.7%
Starwood Hotels & Resorts,
   7.375% - 2007(1)                                        600,000       603,750
                                                                     -----------
MEDIA - CABLE - 2.6%
Block Communications, Inc.,
   8.25% - 2015(4)                                         650,000       624,000
CSC Holdings, Inc.:
   7.25% - 2008                                            375,000       375,469
   8.125% - 2009                                            10,000        10,175
   8.125% - 2009                                            25,000        25,437
   6.75% - 2012(4)                                         325,000       313,625
Cablevision Systems Corporation,
   9.62% - 2009(2)                                         250,000       265,000
FrontierVision Holdings,
   11.875% - 2007(3)                                        20,000        24,175
Jones Intercable, Inc.,
   7.625% - 2008                                           200,000       205,730
Shaw Communications, Inc.,
   7.25% - 2011                                            375,000       374,063
                                                                     -----------
                                                                       2,217,674
                                                                     -----------
MEDIA - NONCABLE - 1.2%
Fisher Communications, Inc.,
   8.625% - 2014                                           250,000       258,750
Intelsat, Ltd., 7.625% - 2012                              725,000       598,125
RH Donnelley Finance Corporation,
   10.875% - 2012                                          125,000       137,188
Time Warner, Inc., 9.125% - 2013                            30,000        34,306
                                                                     -----------
                                                                       1,028,369
                                                                     -----------
METALS & MINING - 4.0%
AK Steel Corporation, 7.875% - 2009                      1,495,000     1,487,525
Asia Aluminum Holdings,
   8.00% - 2011(4)                                         800,000       750,000
Bulong Operations,
   12.50% - 2008(3,5)                                      185,000            --
Imco Recycling, Inc.,
   10.375% - 2010                                          650,000       702,000
National Steel Corporation,
   9.875% - 2009(3,5)                                       15,915            --
Noble Group, Ltd., 6.625% - 2015(4)                        550,000       476,770
Steel Dynamics, Inc., 9.50% - 2009                           5,000         5,150
                                                                     -----------
                                                                       3,421,445
                                                                     -----------


                                       103               See accompanying notes.

                                                                        SERIES P
Schedule of Investments                                      (HIGH YIELD SERIES)
June 30, 2006                                                        (unaudited)

                                                        PRINCIPAL       MARKET
                                                          AMOUNT        VALUE
                                                       -----------   -----------
CORPORATE BONDS (CONTINUED)
OIL FIELD SERVICES - 2.5%
Hilcorp Energy/Finance,
   10.50% - 2010(4)                                    $ 1,200,000   $ 1,293,000
Parker Drilling Company,
   9.981% - 2010(2)                                        675,000       688,500
Pemex Project Funding Master Trust:
   8.50% - 2008                                             30,000        31,200
   7.875% - 2009                                            35,000        36,313
   9.125% - 2010                                            40,000        43,800
                                                                     -----------
                                                                       2,092,813
                                                                     -----------
PACKAGING - 2.7%
Ball Corporation, 6.875% - 2012                            250,000       245,000
Owens-Brockway Glass Containers,
   7.75% - 2011                                            200,000       201,500
Owens-Illinois, Inc.:
   8.10% - 2007                                            575,000       577,875
   7.50% - 2010                                             30,000        29,325
Solo Cup Company, 8.50% - 2014                           1,425,000     1,232,625
                                                                     -----------
                                                                       2,286,325
                                                                     -----------
PAPER - 2.3%
Sino-Forest Corporation,
   9.125% - 2011(4)                                        625,000       643,750
Smurfit-Stone Container,
   9.75% - 2011                                          1,250,000     1,284,375
                                                                     -----------
                                                                       1,928,125
                                                                     -----------
PIPELINES - 3.4%
Markwest Energy, 8.50% - 2016(4)                           400,000       396,500
Sonat, Inc., 7.625% - 2011                               1,050,000     1,060,500
TransMontaigne, Inc.,
   9.125% - 2010                                         1,300,000     1,384,500
                                                                     -----------
                                                                       2,841,500
                                                                     -----------
REAL ESTATE INVESTMENT TRUSTS - 1.1%
AMR Real Estate Partners,
   8.125% - 2012                                           550,000       548,625
American Real Estate Partners,
   7.125% - 2013                                           400,000       384,000
                                                                     -----------
                                                                         932,625
                                                                     -----------
REFINING - 0.3%
Frontier Oil Corporation, 6.625% - 2011                    300,000       287,250
                                                                     -----------
RETAILERS - 0.8%
GSC Holdings Corporation,
   8.00% - 2012                                            625,000       625,000
JC Penney Corporation, Inc.,
   7.375% - 2008                                            40,000        41,140
PCA Finance Corporation,
   11.875% - 2009                                           30,000         6,300
                                                                     -----------
                                                                         672,440
                                                                     -----------

                                                        PRINCIPAL       MARKET
                                                          AMOUNT        VALUE
                                                       -----------   -----------
CORPORATE BONDS (CONTINUED)
SERVICES - 0.0%
American Eco Corporation,
   9.625% - 2008(3,5)                                  $   200,000   $        --
                                                                     -----------
SUPERMARKETS - 0.0%
Fleming Companies, Inc.,
   9.875% - 2012(3,5)                                      400,000            --
                                                                     -----------
TECHNOLOGY - 3.3%
Hewlett-Packard Company,
   5.75% - 2006                                            110,000       110,074
Telecordia Technologies,
   10.00% - 2013(4)                                        500,000       422,500
Worldspan LP/WS Fin Corporation,
   11.42% - 2011(2)                                      2,300,000     2,259,750
                                                                     -----------
                                                                       2,792,324
                                                                     -----------
TELECOMMUNICATIONS - WIRELESS - 5.1%
American Cellular Corporation,
   10.00% - 2011                                           975,000     1,026,187
Dobson Communications Corporation,
   9.318% - 2012(2)                                        350,000       352,625
iPCS, Inc., 11.50% - 2012                                  500,000       557,500
Rural Cellular Corporation:
   9.75% - 2010                                          1,175,000     1,170,594
   10.899% - 2012(2,4)                                     650,000       667,063
Ubiquitel Operating Company,
   9.875% - 2011                                           500,000       543,750
                                                                     -----------
                                                                       4,317,719
                                                                     -----------
TELECOMMUNICATIONS - WIRELINES - 3.3%
Exodus Communications, Inc.,
   11.625% - 2010(3,5)                                     340,726            --
LCI International, Inc., 7.25% - 2007                    2,675,000     2,668,312
Qwest Corporation, 7.875% - 2011                           150,000       151,875
Telecommunications Technique,
   9.75% - 2008(3,5)                                        30,000            --
                                                                     -----------
                                                                       2,820,187
                                                                     -----------
TEXTILE - 1.1%
Invista, 9.25% - 2012(4)                                   250,000       262,500
Russell Corporation, 9.25% - 2010                          650,000       680,063
                                                                     -----------
                                                                         942,563
                                                                     -----------
TRANSPORTATION SERVICES - 1.0%
Overseas Shipholding Group, Inc.,
   8.25% - 2013                                            400,000       415,000
Stena AB, 9.625% - 2012                                    425,000       451,563
                                                                     -----------
                                                                         866,563
                                                                     -----------
TOTAL CORPORATE BONDS
   (cost $66,898,561)                                                 65,788,785
                                                                     -----------


                                       104               See accompanying notes.

                                                                        SERIES P
Schedule of Investments                                      (HIGH YIELD SERIES)
June 30, 2006                                                        (unaudited)

                                                        PRINCIPAL       MARKET
                                                          AMOUNT        VALUE
                                                       -----------   -----------
SENIOR FLOATING RATE INTERESTS(6) - 3.7%
HEALTH CARE - 1.2%
Davita, Inc., Term Loan B - 2012(7)                    $ 1,050,000   $ 1,051,203
                                                                     -----------
UTILITIES - 2.5%
El Paso Corporation,
   Term Loan - 2009(7)                                   1,050,000     1,055,979
NRG Energy, Inc., Term Loan B,
   7.231% - 2013                                         1,047,375     1,047,970
                                                                     -----------
                                                                       2,103,949
                                                                     -----------
TOTAL SENIOR FLOATING RATE INTERESTS
   (cost $3,192,026)                                                   3,155,152
                                                                     -----------
REPURCHASE AGREEMENT - 14.9%
United Missouri Bank, 4.68%, dated 06-30-06,
   matures 07-03-06; repurchase amount
   of $12,654,934 (Collateralized by
   FHLMC, 2.50%, 12-04-06 & FHLB, 4.75%,
   12-12-08, with values of
   $9,601,052 and $3,304,484,
   respectively)                                        12,650,000    12,650,000
                                                                     -----------
TOTAL REPURCHASE AGREEMENT
   (cost $12,650,000)                                                 12,650,000
                                                                     -----------
TOTAL INVESTMENTS - 101.0%
   (cost $86,823,980)                                                 85,516,868
LIABILITIES, LESS CASH & OTHER ASSETS - (1.0%)                          (819,940)
                                                                     -----------
TOTAL NET ASSETS - 100.0%                                            $84,696,928
                                                                     ===========

For federal income tax purposes the identified cost of investments owned at June 30, 2006 was $85,800,232.

*    Non-income producing security

(1)  Security is a step bond. Rate indicated is rate effective at June 30, 2006.

(2)  Variable rate security. Rate indicated is rate effective at June 30, 2006.

(3) Security is in default. Security is also illiquid. The total market value of illiquid securities is $50,413 (cost $1,564,288), or 0.1% of total net assets.

(4) Security is a 144A security. The total market value of 144A securities is $10,680,630 (cost $10,893,877), or 12.6% of total net assets.

(5) Security is fair valued by the Board of Directors. The total market value of fair valued securities amounts to $0, or 0.0% of total net assets.

(6) Senior loans in which the Series invests generally pay interest rates which are periodically adjusted by reference to a base hort-term, floating rate plus a pre- mium. These base lending rates are generally (I) the lending rate offered by one or more major European banks, such as the London Inter-Bank Offered Rate (LIBOR), (ii) the prime rate offered by one or more major United States banks, or (iii) the bank's certificate of deposit rate. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower rapys cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. The interest rate indicated is the rate in effect at June 30, 2006.

(7) Senior loan purchased on a when-issued basis in the primary market. Certain detail associated with this purchase are not known prior to the settlement date of the transaction. At settlement, the borrower or counterparty will provide the final coupon rate and maturity date.


                                       105               See accompanying notes.

                                                                        SERIES P
Statement of Assets and Liabilities                          (HIGH YIELD SERIES)
June 30, 2006                                                        (unaudited)

ASSETS:
Investments, at value(1) .........................................   $72,866,868
Repurchase agreement, at value(1) ................................    12,650,000
Cash .............................................................         8,351
Receivables:
   Fund shares sold ..............................................       436,773
   Interest ......................................................     1,427,708
   Dividends .....................................................         7,613
Prepaid expenses .................................................           997
                                                                     -----------
Total assets .....................................................    87,398,310
                                                                     -----------
LIABILITIES:
Payable for:
   Fund shares redeemed ..........................................        93,495
   Securities purchased ..........................................     2,528,605
   Management fees ...............................................        52,229
   Custodian fees ................................................         3,177
   Transfer agent and administration fees ........................        12,339
   Professional fees .............................................        10,838
   Director's fees ...............................................           234
   Other .........................................................           465
                                                                     -----------
Total liabilities ................................................     2,701,382
                                                                     -----------
NET ASSETS .......................................................   $84,696,928
                                                                     ===========
NET ASSETS CONSIST OF:
Paid in capital ..................................................   $77,714,177
Accumulated undistributed net
   investment income .............................................     8,444,717
Accumulated undistributed net realized loss
   on sale of investments ........................................      (154,854)
Net unrealized depreciation in
   value of investments ..........................................    (1,307,112)
                                                                     -----------
Net assets .......................................................   $84,696,928
                                                                     ===========
Capital shares authorized ........................................     unlimited
Capital shares outstanding .......................................     4,809,940
Net asset value per share
   (net assets divided by shares outstanding) ....................   $     17.61
                                                                     ===========
(1) Investments, including repurchase agreement,
   at cost .......................................................   $86,823,980

Statement of Operations
For the Six Months Ended June 30, 2006

INVESTMENT INCOME:
   Dividends ......................................................   $   43,528
   Interest .......................................................    3,230,383
                                                                      ----------
   Total investment income ........................................    3,273,911
                                                                      ----------
EXPENSES:
   Management fees ................................................      306,055
   Custodian fees .................................................        4,651
   Transfer agent/maintenance fees ................................       12,574
   Administration fees ............................................       46,276
   Directors' fees ................................................        1,560
   Professional fees ..............................................        7,287
   Reports to shareholders ........................................        5,752
   Other expenses .................................................        1,504
                                                                      ----------
   Total expenses .................................................      385,659
                                                                      ----------
   Net investment income ..........................................    2,888,252
                                                                      ----------
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain during the period on:
   Investments ....................................................      499,480
                                                                      ----------
   Net realized gain ..............................................      499,480
                                                                      ----------
Net unrealized depreciation
   during the period on:
   Investments ....................................................      (98,647)
                                                                      ----------
   Net unrealized depreciation ....................................      (98,647)
                                                                      ----------
   Net realized and unrealized gain ...............................      400,833
                                                                      ----------
   Net increase in net assets
      resulting from operations ...................................   $3,289,085
                                                                      ==========


                                       106               See accompanying notes.

                                                                        SERIES P
Statement of Changes in Net Assets                           (HIGH YIELD SERIES)

                                                      SIX MONTHS
                                                         ENDED
                                                       JUNE 30,      YEAR ENDED
                                                         2006       DECEMBER 31,
                                                      (UNAUDITED)       2005
                                                     ------------   ------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
   Net investment income .........................   $  2,888,252   $  5,102,008
   Net realized gain during the period on
      investments ................................        499,480      1,405,466
   Net unrealized depreciation during the period
      on investments .............................        (98,647)    (3,797,233)
                                                     ------------   ------------
   Net increase in net assets resulting from
      operations .................................      3,289,085      2,710,241
                                                     ------------   ------------
CAPITAL SHARE TRANSACTIONS:
   Proceeds from sale of shares ..................     30,030,897     47,469,252
   Cost of shares redeemed .......................    (26,594,399)   (46,523,696)
                                                     ------------   ------------
   Net decrease from capital share transactions ..      3,436,498        945,556
                                                     ------------   ------------
   Net decrease in net assets ....................      6,725,583      3,655,797
                                                     ------------   ------------
NET ASSETS:
   Beginning of period ...........................     77,971,345     74,315,548
                                                     ------------   ------------
   End of period .................................   $ 84,696,928   $ 77,971,345
                                                     ============   ============
   Accumulated undistributed net investment income
      at end of period ...........................   $  8,444,717   $  5,556,465
                                                     ============   ============
CAPITAL SHARE ACTIVITY:
   Shares sold ...................................      1,724,733      2,888,743
   Shares redeemed ...............................     (1,527,957)    (2,840,004)
                                                     ------------   ------------
   Total capital share activity ..................        196,776         48,739
                                                     ============   ============


                                       107               See accompanying notes.

                                                                        SERIES P
Financial Highlights                                         (HIGH YIELD SERIES)
Selected data for each share of capital stock outstanding throughout each period

                                                          SIX MONTHS
                                                             ENDED                                              YEAR ENDED
                                                           JUNE 30,                                            DECEMBER 31,
                                                            2006(e)      2005      2004      2003    2002(d)      2001(c)
                                                          ----------   -------   -------   -------   -------   ------------
PER SHARE DATA
Net asset value, beginning of period                       $ 16.90     $ 16.28   $ 14.71   $ 12.79   $ 13.60     $ 14.25
                                                           -------     -------   -------   -------   -------     -------
Income (loss) from investment operations:
Net investment income                                         0.55        1.09      1.12      0.90      0.93        1.26
Net gain (loss) on securities (realized and unrealized)       0.16       (0.47)     0.58      1.87     (0.88)      (0.63)
                                                           -------     -------   -------   -------   -------     -------
Total from investment operations                              0.71        0.62      1.70      2.77      0.05        0.63
                                                           -------     -------   -------   -------   -------     -------
Less distributions:
Dividends from net investment income                            --          --     (0.13)    (0.85)    (0.86)      (1.28)
                                                           -------     -------   -------   -------   -------     -------
Total distributions                                             --          --     (0.13)    (0.85)    (0.86)      (1.28)
                                                           -------     -------   -------   -------   -------     -------
Net asset value, end of period                             $ 17.61     $ 16.90   $ 16.28   $ 14.71   $ 12.79     $ 13.60
                                                           =======     =======   =======   =======   =======     =======
TOTAL RETURN(a)                                               4.20%       3.81%    11.61%    21.71%     0.41%       4.43%
                                                           -------     -------   -------   -------   -------     -------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)                   $84,697     $77,971   $74,316   $78,491   $41,381     $29,384
                                                           -------     -------   -------   -------   -------     -------
Ratios to average net assets:
Net investment income                                         7.07%       7.13%     7.08%     7.53%     8.12%       8.73%
Total expenses(b)                                             0.94%       0.97%     0.94%     0.87%     0.88%       0.86%
                                                           -------     -------   -------   -------   -------     -------
Portfolio turnover rate                                         74%         64%       63%       52%       80%         80%

(a) Total return does not take into account any of the expenses associated with an investment in variable insurance products offered by Security Benefit Life Insurance Company. If total return had taken into account these expenses, performance would have been lower. Shares of a series of SBL Fund are available only through the purchase of such products.

(b) Total expense information reflects expense ratios absent fund expense reductions by the Investment Manager.

(c) As required, effective January 1, 2001, the Funds adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on fixed income securities. The effect of this change for the period ended December 31, 2001 was to decrease net investment income per share by less than 1/2 of a cent, increase net realized and unrealized gains and losses per share by less than 1/2 of a cent and increase (decrease) the ratio of net investment income to average net assets from (0.02%) to 0.12%. Per share, ratios and supplemental data for periods prior to January 1, 2001 have not been restated to reflect this change in presentation.

(d) The financial highlights for Series P exclude the historical financial highlights of Series K. The assets of Series K were acquired by Series P on August 27, 2002.

(e) Unaudited figures for the six months ended June 30, 2006. Percentage amounts for the period, except total return, have been annualized.


                                       108               See accompanying notes.

                                    SERIES Q

                             SMALL CAP VALUE SERIES

                         (WELLS CAPITAL MANAGEMENT LOGO)

                                   SUBADVISER,
                     WELLS CAPITAL MANAGEMENT, INCORPORATED

                                                                        SERIES Q
Manager's Commentary                                    (SMALL CAP VALUE SERIES)
June 30, 2006                                                        (unaudited)

PERFORMANCE

SERIES Q VS. RUSSELL 2000 INDEX

                               (PERFORMANCE GRAPH)

   DATE        value
----------   ---------
SBL Q
  5/1/2000   10,000.00
 6/30/2000    9,840.00
 9/30/2000   10,190.00
12/31/2000   10,740.00
 3/31/2001   12,005.22
 6/30/2001   13,515.94
 9/30/2001   11,169.28
12/31/2001   13,119.68
 3/31/2002   14,571.50
 6/30/2002   14,220.63
 9/30/2002   11,496.21
12/31/2002   12,206.51
 3/31/2003   11,402.88
 6/30/2003   14,139.57
 9/30/2003   15,301.96
12/31/2003   18,419.22
 3/31/2004   19,480.19
 6/30/2004   19,545.82
 9/30/2004   19,869.95
12/31/2004   22,171.96
 3/31/2005   22,127.90
 6/30/2005   22,260.07
 9/30/2005   25,377.14
12/31/2005   25,388.16
 3/31/2006   27,657.12
 6/30/2006   27,238.57

RUSSELL 2000

   DATE        value
----------   ---------
INCEPTION
   5/01/00   10,000.00
  06/30/00   10,238.16
  09/30/00   10,350.97
  12/31/00    9,635.94
 3/31/2001    9,012.59
 6/30/2001   10,299.91
 9/30/2001    8,158.99
12/31/2001    9,878.84
 3/31/2002   10,272.70
 6/30/2002    9,414.59
 9/30/2002    7,400.54
12/31/2002    7,856.86
 3/31/2003    7,504.09
 6/30/2003    9,261.65
 9/30/2003   10,101.77
12/31/2003   11,569.23
 3/31/2004   12,293.25
 6/30/2004   12,350.75
 9/30/2004   11,998.31
12/31/2004   13,688.97
 3/31/2005   12,958.31
 6/30/2005   13,518.35
 9/30/2005   14,153.21
12/31/2005   14,313.47
 3/31/2006   16,308.07
 6/30/2006   15,486.96

                             $10,000 SINCE INCEPTION

The chart above assumes a hypothetical $10,000 investment in Series Q (Small Cap Value Series) on May 1, 2000 (date of inception), and reflects the fees and expenses of Series Q. The Russell 2000 Index is a capitalization-weighted index that measures the performance of the 2000 smallest companies in the Russell 3000 Index, which represents approximately 10% of the total market capitalization of the Russell 3000 Index.

PORTFOLIO COMPOSITION BY SECTOR

Consumer Discretionary                    4.21%
Consumer Staples                          0.91
Energy                                   29.50
Financials                                3.29
Health Care                               5.12
Industrials                              12.84
Information Technology                    8.73
Materials                                23.52
Telecommunication Services                1.02
Repurchase Agreement                     15.28
Liabilities, less cash & other assets    (4.42)
                                        ------
Total net assets                        100.00%
                                        ======

AVERAGE ANNUAL RETURNS

PERIODS ENDED 06-30-06(1)   1 YEAR   5 YEARS   SINCE INCEPTION (5-1-00)
-------------------------   ------   -------   ------------------------
Series Q                    22.37%    15.05%            17.64%

(1) Performance figures do not reflect fees and expenses associated with an investment in variable insurance products offered by Security Benefit Life Insurance Company. If returns had taken into account these fees and expenses, performance would have been lower. Shares of a Series of SBL Fund are available only through the purchase of such products.

The performance data quoted above represents past per formance. Past performance is not predictive of future performance. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.


                                       110               See accompanying notes.

                                                                        SERIES Q
Manager's Commentary                                    (SMALL CAP VALUE SERIES)
June 30, 2006                                                        (unaudited)

PERFORMANCE

INFORMATION ABOUT YOUR SERIES EXPENSES

CALCULATING YOUR ONGOING SERIES EXPENSES

EXAMPLE

As a shareholder of the Series, you incur ongoing costs, including management fees and other series expenses. Performance figures and expense ratios do not reflect fees and expenses associated with an investment in variable insurance products. Shares of a Series of SBL Fund are available only through the purchase of such products. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2006 - June 30, 2006.

ACTUAL EXPENSES

The first line in the table provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table provides information about hypothetical account values and hypothetical expenses based on the Series actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses associated with an investment in variable insurance products. Therefore, the second line is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these fees and expenses associated with an investment in variable insurance products were included, your costs would have been higher.

SERIES EXPENSES

                                    BEGINNING      ENDING      EXPENSES
                                     ACCOUNT      ACCOUNT        PAID
                                      VALUE        VALUE        DURING
                                     01-01-06   06-30-06(1)   PERIOD(2)
                                    ---------   -----------   ---------
Series Q (Small Cap Value Series)
   Actual                           $1,000.00    $1,072.90      $6.27
   Hypothetical                      1,000.00     1,018.74       6.11

(1) The actual ending account value is based on the actual total return of the Series for the period January 1, 2006 to June 30, 2006 after actual expenses and will differ from the hypothetical ending account value which is based on the Series expense ratio and a hypothetical annual return of 5% before expenses. The actual cumulative return at net asset value for the period January 1, 2006 to June 30, 2006 was 7.29%.

(2) Expenses are equal to the Series annualized expense ratio (net of earnings credits) of 1.22% multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

                                                                        SERIES Q
Schedule of Investments                                 (SMALL CAP VALUE SERIES)
June 30, 2006                                                        (unaudited)

                                                      NUMBER        MARKET
                                                    OF SHARES        VALUE
                                                   -----------   ------------
COMMON STOCKS - 88.7%
ADVERTISING - 0.9%
R.H. Donnelley Corporation*(1)                          27,000   $  1,459,890
                                                                 ------------
AEROSPACE & DEFENSE - 0.8%
Armor Holdings, Inc.*(1)                                22,700      1,244,641
                                                                 ------------
AGRICULTURAL PRODUCTS - 0.0%
Aventine Renewable Energy Holdings, Inc.*                  850         33,065
                                                                 ------------
AIR FREIGHT & LOGISTICS - 0.1%
EGL, Inc.*(1)                                            2,500        125,500
                                                                 ------------
AIRLINES - 1.1%
Lan Airlines S.A. ADR                                   53,500      1,740,890
                                                                 ------------
APPAREL RETAIL - 1.3%
Bakers Footwear Group, Inc.*                            44,295        616,143
Foot Locker, Inc.(1)                                    21,265        520,780
Payless ShoeSource, Inc.*(1)                             4,500        122,265
Too, Inc.*(1)                                           19,400        744,766
                                                                 ------------
                                                                    2,003,954
                                                                 ------------
APPLICATION SOFTWARE - 0.2%
Evans & Sutherland Computer Corporation*                51,500        257,500
                                                                 ------------
AUTOMOBILE MANUFACTURERS - 0.3%
Fleetwood Enterprises, Inc.*                            69,000        520,260
                                                                 ------------
BIOTECHNOLOGY - 2.1%
CV Therapeutics, Inc.*                                 114,500      1,599,565
OraSure Technologies, Inc.*                            173,440      1,651,149
                                                                 ------------
                                                                    3,250,714
                                                                 ------------
BROADCASTING & CABLE TV - 0.4%
Discovery Holding Company*                              44,100        645,183
                                                                 ------------
BUILDING PRODUCTS - 0.6%
Royal Group Technologies, Ltd.*                         91,500      1,030,290
                                                                 ------------
CASINOS & GAMING - 0.5%
Empire Resorts, Inc.*                                   24,900        173,055
Progessive Gaming International Corporation*            78,800        614,640
                                                                 ------------
                                                                      787,695
                                                                 ------------
COMMODITY CHEMICALS - 0.5%
Calgon Carbon Corporation                               90,750        552,667
Wellman, Inc.                                           44,400        179,376
                                                                 ------------
                                                                      732,043
                                                                 ------------
COMMUNICATIONS EQUIPMENT - 0.5%
Nortel Networks Corporation*                           319,200        715,008
                                                                 ------------
COMPUTER HARDWARE - 1.0%
Cray, Inc.*                                             93,365        928,982
PortalPlayer, Inc.*(1)                                  70,200        688,662
                                                                 ------------
                                                                    1,617,644
                                                                 ------------

                                                      NUMBER        MARKET
                                                    OF SHARES        VALUE
                                                   -----------   ------------
COMMON STOCKS (CONTINUED)
CONSTRUCTION & ENGINEERING - 3.0%
Chicago Bridge & Iron Company N.V.(1)                  174,900   $  4,223,835
Matrix Service Company*(1)                              51,245        586,243
                                                                 ------------
                                                                    4,810,078
                                                                 ------------
CONSTRUCTION MATERIALS - 0.3%
U.S. Concrete, Inc.*                                    40,600        448,630
                                                                 ------------
DATA PROCESSING & OUTSOURCED SERVICES - 1.0%
Lightbridge, Inc.*                                     119,500      1,547,525
                                                                 ------------
DISTRIBUTORS - 0.4%
Prestige Brands Holdings, Inc.*                         68,990        687,830
                                                                 ------------
DIVERSIFIED CHEMICALS - 0.7%
Ashland, Inc.(1)                                        16,300      1,087,210
                                                                 ------------
DIVERSIFIED COMMERCIAL & PROFESSIONAL
   SERVICES - 1.4%
Geo Group, Inc.*                                        48,170      1,688,358
Healthcare Services Group, Inc.                         27,212        570,091
                                                                 ------------
                                                                    2,258,449
                                                                 ------------
DIVERSIFIED METALS & MINING - 1.8%
Apex Silver Mines, Ltd.*(1)                            187,900      2,827,895
                                                                 ------------
DIVERSIFIED REIT'S - 0.0%
American Financial Realty Trust                          2,000         19,360
                                                                 ------------
ELECTRICAL COMPONENTS & EQUIPMENT - 0.8%
Encore Wire Corporation*(1)                             37,250      1,338,765
                                                                 ------------
ELECTRONIC EQUIPMENT MANUFACTURERS - 3.3%
Coherent, Inc.*(1)                                      35,400      1,194,042
OSI Systems, Inc.*                                      49,400        877,838
Richardson Electronics, Ltd.                            50,900        374,115
Symbol Technologies, Inc.                              196,900      2,124,551
Vishay Intertechnology, Inc.*(1)                        37,400        588,302
                                                                 ------------
                                                                    5,158,848
                                                                 ------------
ELECTRONIC MANUFACTURING SERVICES - 0.3%
Celestica, Inc.*(1)                                     54,600        520,884
                                                                 ------------
ENVIRONMENTAL & FACILITIES SERVICES - 1.9%
ABM Industries, Inc.                                    88,920      1,520,532
Layne Christensen Company*                              51,400      1,457,190
                                                                 ------------
                                                                    2,977,722
                                                                 ------------
GOLD - 7.8%
Glamis Gold, Ltd.*(1)                                  111,400      4,217,604
Goldcorp, Inc.(1)                                       77,400      2,339,028
Meridian Gold, Inc.*(1)                                 47,800      1,514,304
Randgold Resources, Ltd. ADR*(1)                       203,100      4,265,100
                                                                 ------------
                                                                   12,336,036
                                                                 ------------
HEALTH CARE EQUIPMENT - 0.1%
Allied Healthcare Products, Inc.*                       18,920        109,736
                                                                 ------------
HEALTH CARE FACILITIES - 0.5%
Manor Care, Inc.(1)                                     15,550        729,606
                                                                 ------------


                                       112               See accompanying notes.

                                                                        SERIES Q
Schedule of Investments                                 (SMALL CAP VALUE SERIES)
June 30, 2006                                                        (unaudited)

                                                      NUMBER        MARKET
                                                    OF SHARES        VALUE
                                                   -----------   ------------
COMMON STOCKS (CONTINUED)
HEALTH CARE SERVICES - 1.2%
Cross Country Healthcare, Inc.*                         39,085   $    710,956
Gentiva Health Services, Inc.*                          52,750        845,582
Omnicare, Inc.(1)                                        3,000        142,260
Rotech Healthcare, Inc.*                                45,800        173,124
                                                                 ------------
                                                                    1,871,922
                                                                 ------------
HEALTH CARE SUPPLIES - 0.8%
Bausch & Lomb, Inc.(1)                                  27,300      1,338,792
                                                                 ------------
HOUSEWARES & SPECIALTIES - 0.2%
Jarden Corporation*(1)                                  12,600        383,670
                                                                 ------------
HUMAN RESOURCE & EMPLOYMENT SERVICES - 1.2%
CDI Corporation                                         15,500        449,500
Kforce, Inc.*                                           91,000      1,409,590
                                                                 ------------
                                                                    1,859,090
                                                                 ------------
INDUSTRIAL MACHINERY - 1.4%
Intermec, Inc.*(1)                                     100,000      2,294,000
                                                                 ------------
INDUSTRIAL REIT'S - 0.2%
Government Properties Trust, Inc.                       34,800        330,252
                                                                 ------------
INTEGRATED TELECOMMUNICATION SERVICES - 0.9%
Cincinnati Bell, Inc.*                                 332,900      1,364,890
                                                                 ------------
INTERNET SOFTWARE & SERVICES - 0.8%
EarthLink, Inc.*                                        56,210        486,779
Vignette Corporation*                                   56,780        827,852
                                                                 ------------
                                                                    1,314,631
                                                                 ------------
IT CONSULTING & OTHER SERVICES - 0.8%
MPS Group, Inc.*                                        57,975        873,104
Tier Technologies, Inc. (Cl.B)*                         56,425        352,656
                                                                 ------------
                                                                    1,225,760
                                                                 ------------
LIFE SCIENCES TOOLS & SERVICES - 0.3%
Applera Corporation - Applied
   Biosystems Group(1)                                  14,000        452,900
                                                                 ------------
METAL & GLASS CONTAINERS - 1.0%
Constar International, Inc.*                            44,500        170,880
Intertape Polymer Group, Inc.*                         205,900      1,402,179
                                                                 ------------
                                                                    1,573,059
                                                                 ------------
OIL & GAS DRILLING - 3.4%
Grey Wolf, Inc.*                                        78,600        605,220
Helmerich & Payne, Inc.(1)                              24,200      1,458,292
Parker Drilling Company*                                75,400        541,372
Pride International, Inc.*(1)                           47,716      1,490,171
Transocean, Inc.*(1)                                    15,500      1,244,960
                                                                 ------------
                                                                    5,340,015
                                                                 ------------

                                                      NUMBER        MARKET
                                                    OF SHARES        VALUE
                                                   -----------   ------------
COMMON STOCKS (CONTINUED)
OIL & GAS EQUIPMENT & SERVICES - 13.6%
BJ Services Company(1)                                  32,800   $  1,222,128
Global Industries, Ltd.*(1)                            486,200      8,119,540
Helix Energy Solutions Group, Inc.*(1)                   6,400        258,304
Hydril*(1)                                              11,300        887,276
Input/Output, Inc.*(1)                                  88,950        840,578
Key Energy Services, Inc.*                             186,350      2,841,838
Newpark Resources, Inc.*                               224,750      1,382,213
Oceaneering International, Inc.*(1)                     60,600      2,778,510
PHI, Inc. (Non Voting)*                                 32,000      1,062,400
PHI, Inc. (Voting)*                                      6,400        199,616
Smith International, Inc.(1)                            17,900        796,013
Willbros Group, Inc.*(1)                                62,000      1,174,280
                                                                 ------------
                                                                   21,562,696
                                                                 ------------
OIL & GAS EXPLORATION & PRODUCTION - 11.8%
Forest Oil Corporation*(1)                              43,800      1,452,408
InterOil Corporation*(1)                                38,000        722,000
Mariner Energy, Inc.*(1)                                19,800        363,726
McMoRan Exploration Company*                           112,185      1,974,456
Newfield Exploration Company*(1)                        28,700      1,404,578
Noble Energy, Inc.(1)                                   37,300      1,747,878
PetroQuest Energy, Inc.*(1)                             62,700        769,956
Petrohawk Energy Corporation*(2)                        52,400        660,240
Pioneer Natural Resources Company(1)                    24,600      1,141,686
Range Resources Corporation(1)                         224,017      6,091,022
Remington Oil & Gas Corporation*(1)                     26,000      1,143,220
Stone Energy Corporation*                               19,400        903,070
Toreador Resources Corporation*(1)                      10,000        281,300
                                                                 ------------
                                                                   18,655,540
                                                                 ------------
OIL & GAS STORAGE & TRANSPORTATION - 0.3%
El Paso Corporation                                     29,400        441,000
                                                                 ------------
PACKAGED FOODS & MEATS - 0.9%
Del Monte Foods Company                                125,260      1,406,670
                                                                 ------------
PAPER PACKAGING - 0.4%
Chesapeake Corporation(1)                               34,500        566,145
                                                                 ------------
PAPER PRODUCTS - 0.9%
Wausau Paper Corporation                               120,600      1,501,470
                                                                 ------------
PHARMACEUTICALS - 0.2%
Discovery Partners International*                       92,100        239,460
Martek Biosciences Corporation*(1)                       3,500        101,325
                                                                 ------------
                                                                      340,785
                                                                 ------------
PROPERTY & CASUALTY INSURANCE - 2.4%
Argonaut Group, Inc.*                                   38,255      1,149,180
Donegal Group, Inc.                                     18,849        365,859
EMC Insurance Group, Inc.                                2,415         69,455
Endurance Specialty Holdings, Ltd.(1)                   25,500        816,000
Mercury General Corporation                             24,800      1,397,976
                                                                 ------------
                                                                    3,798,470
                                                                 ------------


                                       113               See accompanying notes.

                                                                        SERIES Q
Schedule of Investments                                 (SMALL CAP VALUE SERIES)
June 30, 2006                                                        (unaudited)

                                                      NUMBER        MARKET
                                                    OF SHARES        VALUE
                                                   -----------   ------------
COMMON STOCKS (CONTINUED)
REGIONAL BANKS - 0.7%
Colonial BancGroup, Inc.                                41,000   $  1,052,880
                                                                 ------------
SEMICONDUCTOR EQUIPMENT - 0.3%
Credence Systems Corporation*                          127,600        446,600
                                                                 ------------
SEMICONDUCTORS - 0.6%
Stats ChipPAC, Ltd. ADR*                               157,433        985,531
                                                                 ------------
SPECIALTY CHEMICALS - 1.3%
OM Group, Inc.*(1)                                      21,815        672,993
PolyOne Corporation*(1)                                153,100      1,344,218
                                                                 ------------
                                                                    2,017,211
                                                                 ------------
SPECIALTY STORES - 0.1%
Hancock Fabrics, Inc.                                    2,600          8,684
Sharper Image Corporation*(1)                           14,040        155,984
                                                                 ------------
                                                                      164,668
                                                                 ------------
STEEL - 8.8%
Carpenter Technology Corporation(1)                     22,500      2,598,750
GrafTech International, Ltd.*                          241,655      1,401,599
Ipsco, Inc.(1)                                          41,500      3,971,135
Steel Dynamics, Inc.(1)                                 48,720      3,202,853
United States Steel Corporation(1)                      34,500      2,419,140
Webco Industries, Inc.*                                  4,740        341,280
                                                                 ------------
                                                                   13,934,757
                                                                 ------------
TRUCKING - 0.4%
Covenant Transport, Inc.*                               39,400        599,668
                                                                 ------------
WIRELESS TELECOMMUNICATION SERVICE - 0.2%
China Grentech Corporation, Ltd. ADR*                   22,600        240,939
                                                                 ------------
TOTAL COMMON STOCKS
   (cost $101,973,458)                                            140,086,862
                                                                 ------------
FOREIGN STOCKS - 0.4%
CANADA - 0.4%
Intertape Polymer Group, Inc.*(3)                        3,000         20,372
Southwestern Resources Corporation*                     13,400        115,488
Trilogy Energy Trust                                    35,000        592,636
                                                                 ------------
TOTAL FOREIGN STOCKS
   (cost $794,238)                                                    728,496
                                                                 ------------

                                                      NUMBER        MARKET
                                                    OF SHARES        VALUE
                                                   -----------   ------------
REPURCHASE AGREEMENT - 15.3%
State Street, 2.75%, dated 06-30-06,
   matures 07-03-06; repurchase amount
   $24,133,273 (Collateralized by FHLB,
   02-23-07 with a value of $24,614,527)           $24,127,744    $24,127,744
                                                                 ------------
TOTAL REPURCHASE AGREEMENT
   (cost $24,127,744)                                              24,127,744
                                                                 ------------
TOTAL INVESTMENTS - 104.4%
   (cost $126,895,440)                                            164,943,102
LIABILITIES, LESS CASH & OTHER ASSETS - (4.4%)                     (6,989,183)
                                                                 ------------
TOTAL NET ASSETS - 100.0%                                        $157,953,919
                                                                 ============

For federal income tax purposes the indentified cost of investments owned at June 30, 2006 was $127,385,968.

*    Non-income producing security

ADR (American Depositary Receipt)

(1)  A portion of this security underlies outstanding written options contracts.

(2) Security is restricted. The total market value of restriced securities is $660,240 (cost $478,507), or 0.5% of total net assets. The acquisition dates ranged from November 16, 2004 through June 8, 2006.

(3)  Security is a private placement.


                                       114               See accompanying notes.

                                                                        SERIES Q
                                                        (SMALL CAP VALUE SERIES)
                                                                     (unaudited)
Statement of Assets and Liabilities
June 30, 2006

ASSETS:
Investments, at value(1) ........................................   $140,815,358
Repurchase agreement, at value(1) ...............................     24,127,744
Cash denominated in a foreign currency, at value(2) .............         24,613
Receivables:
   Fund shares sold .............................................        162,263
   Securities sold ..............................................        675,572
   Dividends ....................................................         33,559
Prepaid expenses ................................................          2,034
                                                                    ------------
Total assets ....................................................    165,841,143
                                                                    ------------
LIABILITIES:
Cash overdraft ..................................................         44,799
Payable for:
   Securities purchased .........................................        945,976
   Fund shares redeemed .........................................        236,945
   Written options, at value (premiums received, $4,599,736) ....      6,497,465
   Management fees ..............................................        126,607
   Custodian fees ...............................................         11,623
   Transfer agent and administration fees .......................         14,733
   Professional fees ............................................          9,076
                                                                    ------------
Total liabilities ...............................................      7,887,224
                                                                    ------------
NET ASSETS ......................................................   $157,953,919
                                                                    ============
NET ASSETS CONSIST OF:
Paid in capital .................................................   $103,787,044
Accumulated undistributed net investment loss ...................       (394,591)
Accumulated undistributed net realized gain
   on sale of investments, options written
   and purchased and currency transactions ......................     18,411,228
Net unrealized appreciation in value of investments, options written and purchased and translation of assets and
   liabilities in foreign currency ..............................     36,150,238
                                                                    ------------
Net assets ......................................................   $157,953,919
                                                                    ============
Capital shares authorized .......................................      unlimited
Capital shares outstanding ......................................      6,386,108
Net asset value per share (net assets divided by shares
   outstanding) .................................................   $      24.73
                                                                    ============
(1)   Investments, including repurchase agreement, at cost ......   $126,895,440

(2)   Cash denominated in a foreign currency, at cost ...........         24,335

Statement of Operations
For the Six Months Ended June 30, 2006

INVESTMENT INCOME:
   Dividends (net of foreign tax withholding of $5,077) .........   $    318,656
   Interest .....................................................        244,937
                                                                    ------------
   Total investment income ......................................        563,593
                                                                    ------------
EXPENSES:
   Management fees ..............................................        784,802
   Custodian fees ...............................................         57,617
   Transfer agent/maintenance fees ..............................         12,569
   Administration fees ..........................................         80,613
   Directors' fees ..............................................          2,720
   Professional fees ............................................          6,819
   Reports to shareholders ......................................         10,674
   Other expenses ...............................................          2,436
                                                                    ------------
   Total expenses ...............................................        958,250
   Less: Earnings credits applied ...............................            (66)
                                                                    ------------
   Net expenses .................................................        958,184
                                                                    ------------
   Net investment loss ..........................................       (394,591)
                                                                    ------------
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) during the period on:
   Investments ..................................................      8,051,720
   Options written and purchased ................................     (1,261,127)
   Foreign currency transactions ................................           (199)
                                                                    ------------
   Net realized gain ............................................      6,790,394
                                                                    ------------
Net unrealized appreciation (depreciation)
   during the period on:
   Investments ..................................................      5,561,709
   Options written and purchased ................................     (1,541,657)
   Translation of assets and liabilities
      in foreign currencies .....................................            261
                                                                    ------------
   Net unrealized appreciation ..................................      4,020,313
                                                                    ------------
   Net realized and unrealized gain .............................     10,810,707
                                                                    ------------
   Net increase in net assets resulting from operations .........   $ 10,416,116
                                                                    ============


                                       115               See accompanying notes.

                                                                        SERIES Q
Statement of Changes in Net Assets                      (SMALL CAP VALUE SERIES)

                                                                           SIX
                                                                       MONTHS ENDED       YEAR ENDED
                                                                      JUNE 30, 2006   DECEMBER 31, 2005
                                                                      -------------   -----------------
                                                                       (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
   Net investment loss ............................................   $   (394,591)     $   (705,100)
   Net realized gain during the period on investments, options
      written and purchased and foreign currency transactions .....      6,790,394        12,654,238
   Net unrealized appreciation during the period on
      investments, options written and purchased and translation of
      assets and liabilities in foreign currencies ................      4,020,313         4,976,015
                                                                      ------------      ------------
   Net increase in net assets resulting from operations ...........     10,416,116        16,925,153
                                                                      ------------      ------------
CAPITAL SHARE TRANSACTIONS:
   Proceeds from sale of shares ...................................     41,539,984        66,615,051
   Cost of shares redeemed ........................................    (38,168,474)      (51,506,782)
                                                                      ------------      ------------
   Net increase from capital share transactions ...................      3,371,510        15,108,269
                                                                      ------------      ------------
   Net increase in net assets .....................................     13,787,626        32,033,422
                                                                      ------------      ------------
NET ASSETS:
   Beginning of period ............................................    144,166,293       112,132,871
                                                                      ------------      ------------
   End of period ..................................................   $157,953,919      $144,166,293
                                                                      ============      ============
   Accumulated undistributed net investment loss at end of
      period ......................................................   $   (394,591)     $         --
                                                                      ============      ============
CAPITAL SHARE ACTIVITY:
   Shares sold ....................................................      1,690,599         3,141,404
   Shares redeemed ................................................     (1,559,616)       (2,458,032)
                                                                      ------------      ------------
   Total capital share activity ...................................        130,983           683,372
                                                                      ============      ============


                                       116               See accompanying notes.

                                                                        SERIES Q
Financial Highlights                                    (SMALL CAP VALUE SERIES)
Selected data for each share of capital stock outstanding throughout each period

                                              SIX MONTHS                                                    YEAR ENDED
                                            ENDED JUNE 30,                                                 DECEMBER 31,
                                                2006(d)        2005        2004        2003       2002         2001
                                            --------------   --------    --------    -------    -------    ------------
PER SHARE DATA
Net asset value, beginning of period          $  23.05       $  20.13    $  16.84    $ 11.24    $ 12.79      $ 10.74
                                              --------       --------    --------    -------    -------      -------
Income (loss) from investment operations:
Net investment income (loss)                     (0.06)         (0.11)      (0.12)     (0.03)     (0.09)       (0.04)
Net gain (loss) on securities (realized
   and unrealized)                                1.74           3.03        3.53       5.73      (0.79)        2.41
                                              --------       --------    --------    -------    -------      -------
Total from investment operations                  1.68           2.92        3.41       5.70      (0.88)        2.37
                                              --------       --------    --------    -------    -------      -------
Less distributions: Distributions from
   realized gains                                   --             --       (0.12)     (0.10)     (0.67)       (0.32)
                                              --------       --------    --------    -------    -------      -------
Total distributions                                 --             --       (0.12)     (0.10)     (0.67)       (0.32)
                                              --------       --------    --------    -------    -------      -------
Net asset value, end of period                $  24.73       $  23.05    $  20.13    $ 16.84    $ 11.24      $ 12.79
                                              ========       ========    ========    =======    =======      =======
TOTAL RETURN(a)                                   7.29%         14.51%      20.37%     50.90%    (6.96%)       22.16%
                                              --------       --------    --------    -------    -------      -------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)      $157,954       $144,166    $112,133    $87,297    $50,830      $58,198
                                              --------       --------    --------    -------    -------      -------
Ratios to average net assets:
Net investment income (loss)                     (0.50%)        (0.58%)     (0.68%)    (0.28%)    (0.59%)      (0.42%)
Total expenses(b)                                 1.22%          1.22%       1.19%      1.22%      1.22%        1.18%
Net expenses(c)                                   1.22%          1.22%       1.19%      1.22%      1.22%        1.17%
                                              --------       --------    --------    -------    -------      -------
Portfolio turnover rate                             37%            37%         43%        37%        56%          47%

(a) Total return does not take into account any of the expenses associated with an investment in variable insurance products offered by Security Benefit Life Insurance Company. If total return had taken into account these expenses, performance would have been lower. Shares of a series of SBL Fund are available only through the purchase of such products.

(b) Total expense information reflects expense ratios absent fund expense reductions by the Investment Manager.

(c) Net expense information reflects the expense ratios after voluntary expense waivers, reimbursements and custodian earnings credits, as applicable.

(d) Unaudited figures for the six months ended June 30, 2006. Percentage amounts for the period, except total return, have been annualized.


                                       117               See accompanying notes.

                                    SERIES V

                              MID CAP VALUE SERIES

                           (SECURITY BENEFIT(SM) LOGO)
                        Security Management Company, LLC

                                    ADVISER,
                        SECURITY MANAGEMENT COMPANY, LLC

                                                                        SERIES V
Manager's Commentary                                      (MID CAP VALUE SERIES)
June 30, 2006                                                        (unaudited)

PERFORMANCE

SERIES V VS. RUSSELL 2500 VALUE INDEX

                               (PERFORMANCE GRAPH)

   DATE        value
----------   ---------
SBL V
  5/1/1997   10,000.00
 6/30/1997   11,140.00
 9/30/1997   13,030.00
12/31/1997   13,130.00
 3/31/1998   15,081.94
 6/30/1998   14,980.18
 9/30/1998   12,731.11
12/31/1998   15,307.87
 3/31/1999   15,014.23
 6/30/1999   18,300.24
 9/30/1999   17,243.65
12/31/1999   18,197.58
 3/31/2000   20,666.70
 6/30/2000   20,982.14
 9/30/2000   23,284.95
12/31/2000   24,349.34
 3/31/2001   25,261.25
 6/30/2001   27,726.32
 9/30/2001   22,346.93
12/31/2001   27,058.22
 3/31/2002   29,753.75
 6/30/2002   27,475.48
 9/30/2002   21,210.22
12/31/2002   23,250.58
 3/31/2003   22,690.47
 6/30/2003   29,025.88
 9/30/2003   31,403.05
12/31/2003   35,868.72
 3/31/2004   38,717.46
 6/30/2004   39,679.70
 9/30/2004   39,443.98
12/31/2004   45,542.23
 3/31/2005   45,399.51
 6/30/2005   46,645.11
 9/30/2005   50,836.03
12/31/2005   52,925.00
 3/31/2006   59,010.28
 6/30/2006   57,842.53

RUSSELL 2500 VALUE INDEX

   DATE        value
----------   ---------
INCEPTION
   5/01/97   10,000.00
 6/30/1997   11,200.83
 9/30/1997   12,594.49
12/31/1997   12,952.70
 3/31/1998   14,188.46
 6/30/1998   13,681.09
 9/30/1998   11,427.77
12/31/1998   12,705.04
 3/31/1999   11,687.40
 6/30/1999   13,558.89
 9/30/1999   12,386.34
12/31/1999   12,892.04
 3/31/2000   13,494.60
 6/30/2000   13,413.75
 9/30/2000   14,336.43
12/31/2000   15,571.76
 3/31/2001   15,264.14
 6/30/2001   16,787.57
 9/30/2001   14,698.15
12/31/2001   17,088.66
 3/31/2002   18,542.23
 6/30/2002   17,895.20
 9/30/2002   14,608.72
12/31/2002   15,401.82
 3/31/2003   14,666.86
 6/30/2003   17,788.08
 9/30/2003   19,169.13
12/31/2003   22,319.49
 3/31/2004   23,698.49
 6/30/2004   23,817.52
 9/30/2004   23,877.08
12/31/2004   27,134.02
 3/31/2005   26,556.13
 6/30/2005   27,969.20
 9/30/2005   28,963.85
12/31/2005   29,232.64
 3/31/2006   32,291.66
 6/30/2006   31,477.47

                             $10,000 SINCE INCEPTION

The chart above assumes a hypothetical $10,000 investment in Series V (Mid Cap Value Series) on May 1, 1997 (date of inception) and reflects the fees and expenses of Series V. The Russell 2500 Value Index is an unmanaged index that measures the performance of Securities of small-to-mid cap U.S. companies with greater-than-average value orientation.

AVERAGE ANNUAL RETURNS

                                               SINCE INCEPTION
PERIODS ENDED 06-30-06(1)   1 YEAR   5 YEARS       (5-1-97)
-------------------------   ------   -------   ---------------
Series V                    24.01%    15.84%        21.10%

(1) Performance figures do not reflect fees and expenses associated with an investment in variable insurance products offered by Security Benefit Life Insurance Company. If returns had taken into account these fees and expenses, performance would have been lower. Shares of a Series of SBL Fund are available only through the purchase of such products.

     The performance data quoted above represents past per formance. Past performance is not predictive of future performance. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

PORTFOLIO COMPOSITION BY SECTOR

Consumer Discretionary                    5.60%
Consumer Staples                          8.81
Energy                                   11.27
Financials                               15.48
Health Care                               4.27
Industrials                              22.57
Information Technology                   17.52
Materials                                 4.30
Telecommunication Services                0.28
Utilities                                 9.41
Commercial Paper                          0.23
Warrants                                  0.03
Repurchase Agreement                      0.26
Liabilities, less cash & other assets    (0.03)
                                        ------
Total net assets                        100.00%
                                        ======


                                       119               See accompanying notes.

                                                                        SERIES V
Manager's Commentary                                      (MID CAP VALUE SERIES)
June 30, 2006                                                        (unaudited)

PERFORMANCE

INFORMATION ABOUT YOUR SERIES EXPENSES

CALCULATING YOUR ONGOING SERIES EXPENSES

EXAMPLE

As a shareholder of the Series, you incur ongoing costs, including management fees and other series expenses. Performance figures and expense ratios do not reflect fees and expenses associated with an investment in variable insurance products. Shares of a Series of SBL Fund are available only through the purchase of such products. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2006 - June 30, 2006.

ACTUAL EXPENSES

The first line in the table provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table provides information about hypothetical account values and hypothetical expenses based on the Series actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses associated with an investment in variable insurance products. Therefore, the second line is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these fees and expenses associated with an investment in variable insurance products were included, your costs would have been higher.

SERIES EXPENSES

                                    BEGINNING         ENDING      EXPENSES PAID
                                  ACCOUNT VALUE   ACCOUNT VALUE       DURING
                                     01-01-06      06-30-06(1)      PERIOD(2)
                                  -------------   -------------   -------------
Series V (Mid Cap Value Series)
   Actual                           $1,000.00       $1,092.90         $4.62
   Hypothetical                      1,000.00        1,020.38          4.46

(1) The actual ending account value is based on the actual total return of the Series for the period January 1, 2006 to June 30, 2006 after actual expens-es and will differ from the hypothetical ending account value which is based on the Series expense ratio and a hypothetical annual return of 5% before expenses. The actual cumulative return at net asset value for the period January 1, 2006 to June 30, 2006 was 9.29%.

(2) Expenses are equal to the Series annualized expense ratio 0.89% multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

                                                                        SERIES V
Schedule of Investments                                   (MID CAP VALUE SERIES)
June 30, 2006                                                        (unaudited)

                                                         NUMBER        MARKET
                                                        OF SHARES       VALUE
                                                       ----------   ------------
COMMON STOCKS - 98.9%
AEROSPACE & DEFENSE - 1.5%
Orbital Sciences Corporation*                             402,500   $  6,496,350
                                                                    ------------
AGRICULTURAL PRODUCTS - 2.3%
Archer-Daniels-Midland Company(1)                         120,000      4,953,600
Corn Products International, Inc.                         160,000      4,896,000
                                                                    ------------
                                                                       9,849,600
                                                                    ------------
AIR FREIGHT & LOGISTICS - 0.2%
AirNet Systems, Inc.*(3)                                  182,000        544,180
Stonepath Group, Inc.*                                    520,000        166,400
                                                                    ------------
                                                                         710,580
                                                                    ------------
APPLICATION SOFTWARE - 2.1%
Epiq Systems, Inc.*                                       365,000      6,073,600
Plato Learning, Inc.*                                     440,000      2,736,800
                                                                    ------------
                                                                       8,810,400
                                                                    ------------
COAL & CONSUMABLE FUELS - 3.9%
Arch Coal, Inc.                                           250,000     10,592,500
Consol Energy, Inc.                                        80,200      3,746,944
Hydrogen Corporation*(3)                                  354,505      2,162,480
                                                                    ------------
                                                                      16,501,924
                                                                    ------------
COMMUNICATIONS EQUIPMENT - 4.7%
3Com Corporation*                                       1,850,000      9,472,000
Dycom Industries, Inc.*                                   127,000      2,703,830
MasTec, Inc.*                                             430,000      5,680,300
Oplink Communications, Inc.*                              123,000      2,252,130
                                                                    ------------
                                                                      20,108,260
                                                                    ------------
COMPUTER & ELECTRONICS RETAIL - 0.9%
RadioShack Corporation                                    290,000      4,060,000
                                                                    ------------
COMPUTER STORAGE & PERIPHERALS - 0.9%
Hutchinson Technology, Inc.*                              169,000      3,655,470
                                                                    ------------
CONSTRUCTION & ENGINEERING - 13.1%
Granite Construction, Inc.                                 50,000      2,263,500
Insituform Technologies, Inc.*                            150,100      3,435,789
McDermott International, Inc.*(1)                         450,000     20,461,500
Quanta Services, Inc.*                                    600,700     10,410,131
Shaw Group, Inc.*                                         700,000     19,460,000
                                                                    ------------
                                                                      56,030,920
                                                                    ------------
CONSUMER FINANCE - 1.2%
PHH Corporation*                                          185,000      5,094,900
                                                                    ------------
DATA PROCESSING & OUTSOURCED SERVICES - 3.1%
Affiliated Computer Services, Inc.*                       124,000      6,399,640
Computer Sciences Corporation*                            140,000      6,781,600
                                                                    ------------
                                                                      13,181,240
                                                                    ------------
DIVERSIFIED COMMERCIAL & PROFESSIONAL
SERVICES - 1.4%
FTI Consulting, Inc.*                                     225,000      6,023,250
                                                                    ------------

                                                         NUMBER        MARKET
                                                        OF SHARES       VALUE
                                                       ----------   ------------
COMMON STOCKS (CONTINUED)
DIVERSIFIED METALS & MINING - 1.7%
Inco, Ltd.(1)                                              39,000   $  2,570,100
Usec, Inc.                                                413,100      4,895,235
                                                                    ------------
                                                                       7,465,335
                                                                    ------------
ELECTRIC UTILITIES - 8.9%
Empire District Electric Company                          132,900      2,731,095
Great Plains Energy, Inc.                                 734,850     20,472,921
KFx, Inc.*                                                958,000     14,638,240
Westar Energy, Inc.                                        15,600        343,200
                                                                    ------------
                                                                      38,185,456
                                                                    ------------
ELECTRICAL COMPONENTS & EQUIPMENT - 1.4%
Power-One, Inc.*                                          925,000      6,105,000
                                                                    ------------
ELECTRONIC EQUIPMENT MANUFACTURERS - 3.5%
Maxwell Technologies, Inc.*                               343,200      6,737,016
Merix Corporation*                                        611,400      6,707,058
Powell Industries, Inc.*                                   63,000      1,507,590
                                                                    ------------
                                                                      14,951,664
                                                                    ------------
GAS UTILITIES - 0.5%
Southern Union Company                                     78,000      2,110,680
                                                                    ------------
GENERAL MERCHANDISE STORES - 1.0%
Tuesday Morning Corporation                               340,000      4,471,000
                                                                    ------------
HEALTH CARE EQUIPMENT - 0.4%
HealthTronics, Inc.*                                      250,000      1,912,500
                                                                    ------------
HEALTH CARE FACILITIES - 3.0%
Community Health Systems, Inc.*                            90,000      3,307,500
Triad Hospitals, Inc.*                                    150,000      5,937,000
Universal Health Services, Inc. (Cl.B.)(1)                 70,000      3,518,200
                                                                    ------------
                                                                      12,762,700
                                                                    ------------
HEALTH CARE SERVICES - 0.6%
Hooper Holmes, Inc.                                       807,700      2,463,485
                                                                    ------------
HOME FURNISHINGS - 1.0%
Mohawk Industries, Inc.*                                   60,000      4,221,000
                                                                    ------------
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS - 0.0%
Electric City Corporation*                                 80,000         88,000
                                                                    ------------
INDUSTRIAL CONGLOMERATES - 0.9%
Alleghany Corporation*                                     14,357      3,967,701
                                                                    ------------
INDUSTRIAL MACHINERY - 0.3%
Quixote Corporation                                        77,000      1,387,540
                                                                    ------------
INSURANCE BROKERS - 0.3%
Hub International, Ltd.                                    45,700      1,197,797
                                                                    ------------
INTEGRATED OIL & GAS - 1.8%
Murphy Oil Corporation                                    137,000      7,652,820
                                                                    ------------
IT CONSULTING & OTHER SERVICES - 0.3%
Keane, Inc.*(1)                                           100,000      1,250,000
                                                                    ------------
LIFE & HEALTH INSURANCE - 0.7%
KMG America Corporation*                                  356,000      3,157,720
                                                                    ------------


                                       121               See accompanying notes.

                                                                        SERIES V
Schedule of Investments                                   (MID CAP VALUE SERIES)
June 30, 2006                                                        (unaudited)

                                                         NUMBER        MARKET
                                                        OF SHARES       VALUE
                                                       ----------   ------------
COMMON STOCKS (CONTINUED)
MARINE - 1.0%
Double Hull Tankers, Inc.                                 331,000   $  4,458,570
                                                                    ------------
MORTGAGE REIT'S - 2.1%
HomeBanc Corporation                                      321,600      2,553,504
MortgageIT Holdings, Inc.                                 520,000      6,271,200
                                                                    ------------
                                                                       8,824,704
                                                                    ------------
MULTI-LINE INSURANCE - 1.3%
American Financial Group, Inc.(1)                         132,000      5,662,800
                                                                    ------------
OIL & GAS EQUIPMENT & SERVICES - 1.2%
Key Energy Services, Inc.*                                350,000      5,337,500
                                                                    ------------
OIL & GAS EXPLORATION & PRODUCTION - 1.1%
Gulfport Energy Corporation*                              125,300      1,383,312
Newfield Exploration Company*                              64,200      3,141,948
                                                                    ------------
                                                                       4,525,260
                                                                    ------------
OIL & GAS STORAGE & TRANSPORTATION - 3.3%
Williams Companies, Inc.                                  611,500     14,284,640
                                                                    ------------
OTHER DIVERSIFIED FINANCIAL SERVICES - 2.1%
First Marblehead Corporation                              160,000      9,110,400
                                                                    ------------
PACKAGED FOODS & MEATS - 4.8%
Hormel Foods Corporation(1)                               173,000      6,425,220
J.M. Smucker Company                                      150,000      6,705,000
Tyson Foods, Inc.                                         490,000      7,281,400
                                                                    ------------
                                                                      20,411,620
                                                                    ------------
PAPER PACKAGING - 2.0%
Bemis Company, Inc.                                       100,000      3,062,000
Sonoco Products Company                                   175,000      5,538,750
                                                                    ------------
                                                                       8,600,750
                                                                    ------------
PERSONAL PRODUCTS - 1.8%
Alberto-Culver Company                                     45,000      2,192,400
Playtex Products, Inc.*                                   510,200      5,321,386
                                                                    ------------
                                                                       7,513,786
                                                                    ------------
PROPERTY & CASUALTY INSURANCE - 3.4%
First American Corporation                                160,000      6,763,200
North Pointe Holdings Corporation*                        254,000      1,854,200
United America Indemnity, Ltd. ADR*                        70,000      1,458,800
W.R. Berkley Corporation                                  136,500      4,658,745
                                                                    ------------
                                                                      14,734,945
                                                                    ------------
REGIONAL BANKS - 1.8%
Mercantile Bankshares Corporation                          75,000      2,675,250
Wilmington Trust Corporation                               56,700      2,391,606
Zions Bancorporation                                       32,000      2,494,080
                                                                    ------------
                                                                       7,560,936
                                                                    ------------
SEMICONDUCTOR EQUIPMENT - 1.1%
Ultratech, Inc.*                                          310,000      4,879,400
                                                                    ------------
SEMICONDUCTORS - 1.9%
Applied Micro Circuits Corporation*                       460,000      1,255,800
IXYS Corporation*                                         450,000      4,320,000
Stats ChipPAC, Ltd. ADR*                                  434,000      2,716,840
                                                                    ------------
                                                                       8,292,640
                                                                    ------------

                                                        PRINCIPAL
                                                        AMOUNT OR
                                                         NUMBER        MARKET
                                                        OF SHARES       VALUE
                                                       ----------   ------------
COMMON STOCKS (CONTINUED)
SPECIALIZED CONSUMER SERVICES - 1.0%
Regis Corporation(1)                                      122,000   $  4,344,420
                                                                    ------------
SPECIALIZED REIT'S - 1.6%
Opteum, Inc.                                              766,000      6,909,320
                                                                    ------------
SPECIALTY CHEMICALS - 0.3%
Material Sciences Corporation*                             57,000        514,710
Minerals Technologies, Inc.                                15,000        780,000
                                                                    ------------
                                                                       1,294,710
                                                                    ------------
SPECIALTY STORES - 0.4%
Bombay Company, Inc.*                                     670,000      1,621,400
                                                                    ------------
THRIFTS & MORTGAGE FINANCE - 1.0%
BankAtlantic Bancorp, Inc.                                280,000      4,155,200
                                                                    ------------
TIRES & RUBBER - 1.2%
Bandag, Inc.                                              145,000      5,305,550
                                                                    ------------
TRADING COMPANIES & DISTRIBUTORS - 1.7%
United Rentals, Inc.*                                     230,000      7,355,400
                                                                    ------------
TRUCKING - 0.9%
Werner Enterprises, Inc.                                  196,800      3,989,136
                                                                    ------------
WIRELESS TELECOMMUNICATION SERVICE - 0.3%
Wireless Facilities, Inc.*                                440,000      1,210,000
                                                                    ------------
TOTAL COMMON STOCKS
   (cost $316,041,003)                                               424,256,379
                                                                    ------------
WARRANTS - 0.0%
Electric City Corporation,
   $0.40, 03-19-09(4)                                      23,333         10,465
ThermoEnergy Corporation,
   $1.50, 07-14-08(2,3,4)                               1,130,000         98,197
                                                                    ------------
TOTAL WARRANTS
   (cost $617,504)                                                       108,662
                                                                    ------------
PREFERRED STOCKS - 0.3%
DIVERSIFIED METALS & MINING - 0.2%
Arch Coal, Inc.                                             5,200      1,065,350
                                                                    ------------
ENVIRONMENTAL & FACILITIES SERVICES - 0.1%
ThermoEnergy Corporation PIPE(2,3,4)                    1,130,000        355,950
                                                                    ------------
TOTAL PREFERRED STOCKS
   (cost $1,326,215)                                                   1,421,300
                                                                    ------------
CONVERTIBLE BONDS - 0.3%
PHARMACEUTICALS - 0.3%
Ligand Pharmaceuticals, Inc.,
   6.00% - 2007                                        $  850,000      1,164,500
                                                                    ------------
TOTAL CONVERTIBLE BONDS
   (cost $850,000)                                                     1,164,500
                                                                    ------------


                                       122               See accompanying notes.

                                                                        SERIES V
Schedule of Investments                                   (MID CAP VALUE SERIES)
June 30, 2006                                                        (unaudited)

                                                        PRINCIPAL      MARKET
                                                         AMOUNT         VALUE
                                                       ----------   ------------
COMMERCIAL PAPER - 0.2%
FINANCIAL-OTHER - 0.2%
Countrywide Financial,
   5.30%, 07-05-06                                     $1,000,000   $    999,411
                                                                    ------------
TOTAL COMMERCIAL PAPER
   (cost $999,411)                                                       999,411
                                                                    ------------
REPURCHASE AGREEMENT - 0.3%
United Missouri Bank, 4.68%, dated
   06-30-06, matures 07-03-06; repurchase
   amount of $1,136,443 (Collateralized by
   FHLMC, 5.25%, 07-18-11, FNMA 2006
   38-PA, 5.00%, 03-25-24 & FHLMC
   3144-PA, 5.50%, 11-15-25, with values
   of $171,816, $983,151 and
   $3,983, respectively)                                1,136,000      1,136,000
                                                                    ------------
TOTAL REPURCHASE AGREEMENT
   (cost $1,136,000)                                                   1,136,000
                                                                    ------------
TOTAL INVESTMENTS - 100.0%
   (cost $320,970,133)                                               429,086,252
LIABILITIES, LESS CASH & OTHER ASSETS - 0.0%                            (124,322)
                                                                    ------------
TOTAL NET ASSETS - 100.0%                                           $428,961,930
                                                                    ============

The identified cost of investments owned at June 30, 2006 was the same for federal income tax and financial statement purposes.

*    Non-income producing security.

ADR (American Depositary Receipt)

PIPE (Private Investment in Public Equity) - Stock issued by a company in the secondary market as a means of raising capital more quickly and less expensively than through registration on a secondary public offering.

(1)  Security is segregated as collateral for options contracts.

(2) Security is restricted. The total market value of restricted securities is $454,147 (cost $1,356,000), or 0.1% of total net assets. The acquision date was July 14, 2005.

(3) Security is illiquid. The total market value of illiquid securities is $3,160,808 (cost $3,711,516), or 0.7% of total net assets.

(4) Security is fair valued by the Board of Directors. The total market value of fair valued securities is $464,612 (cost $1,683,719), or 0.1% or total net assets.


                                       123               See accompanying notes.

                                                                        SERIES V
                                                          (MID CAP VALUE SERIES)
                                                                     (unaudited)

Statement of Assets and Liabilities
June 30, 2006

ASSETS:
Investments, at value(1) .......................................   $ 429,086,252
Cash ...........................................................           3,519
Receivables:
   Fund shares sold ............................................       2,430,735
   Interest ....................................................           6,375
   Dividends ...................................................         488,501
Prepaid expenses ...............................................           8,745
                                                                   -------------
Total assets ...................................................     432,024,127
                                                                   -------------
LIABILITIES:
Payable for:
   Securities purchased ........................................         607,856
   Fund shares redeemed ........................................         393,652
   Written options, at value
      (premiums received, $1,198,953) ..........................       1,748,800
   Management fees .............................................         254,353
   Custodian fees ..............................................           4,503
   Transfer agent and administration fees ......................          34,630
   Professional fees ...........................................          18,188
   Director's fees .............................................             215
                                                                   -------------
   Total liabilities ...........................................       3,062,197
                                                                   -------------
   NET ASSETS ..................................................   $ 428,961,930
                                                                   =============
NET ASSETS CONSIST OF:
Paid in capital ................................................   $ 249,889,290
Accumulated undistributed net investment income ................       2,325,646
Accumulated undistributed net realized gain on sale of
   investments and options written .............................      69,180,722
Net unrealized appreciation in value of investments and options
   written .....................................................     107,566,272
                                                                   -------------
Net assets .....................................................   $ 428,961,930
                                                                   =============
Capital shares authorized ......................................       unlimited
Capital shares outstanding .....................................       9,623,243
Net asset value per share
   (net assets divided by shares outstanding) ..................   $       44.58
                                                                   =============
(1) Investments, at cost .......................................   $ 320,970,133

Statement of Operations
For the Six Months Ended June 30, 2006

INVESTMENT INCOME:
   Dividends ...................................................   $   2,553,040
   Interest ....................................................         188,230
                                                                   -------------
   Total investment income .....................................       2,741,270
                                                                   -------------
EXPENSES:
   Management fees .............................................       1,561,918
   Custodian fees ..............................................          18,320
   Transfer agent/maintenance fees .............................          12,572
   Administration fees .........................................         198,878
   Directors' fees .............................................           7,434
   Professional fees ...........................................          16,345
   Reports to shareholders .....................................          27,426
   Other expenses ..............................................           6,774
                                                                   -------------
   Total expenses ..............................................       1,849,667
                                                                   -------------
   Net investment income .......................................         891,603
                                                                   -------------
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain during the period on:
   Investments .................................................      30,466,929
   Options written .............................................       1,537,251
                                                                   -------------
   Net realized gain ...........................................      32,004,180
                                                                   -------------
Net unrealized appreciation (depreciation) during the period on:
   Investments .................................................       3,910,758
   Options written .............................................      (1,204,585)
                                                                   -------------
   Net unrealized appreciation .................................       2,706,173
                                                                   -------------
   Net realized and unrealized gain ............................      34,710,353
                                                                   -------------
   Net increase in net assets resulting from operations ........   $  35,601,956
                                                                   =============


                                       124               See accompanying notes.

                                                                        SERIES V
Statement of Changes in Net Assets                        (MID CAP VALUE SERIES)

                                                      SIX MONTHS
                                                         ENDED
                                                       JUNE 30,      YEAR ENDED
                                                         2006       DECEMBER 31,
                                                      (UNAUDITED)       2005
                                                     ------------   ------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
   Net investment income .........................   $    891,603   $  1,434,043
   Net realized gain during the period on
      investments and options written ............     32,004,180     37,176,541
   Net unrealized appreciation during the period
      on investments and options written .........      2,706,173     13,415,356
                                                     ------------   ------------
   Net increase in net assets resulting from
      operations .................................     35,601,956     52,025,940
                                                     ------------   ------------
CAPITAL SHARE TRANSACTIONS:
   Proceeds from sale of shares ..................     73,470,075    112,313,976
   Cost of shares redeemed .......................    (64,603,829)   (87,382,578)
                                                     ------------   ------------
   Net increase from capital share transactions ..      8,866,246     24,931,398
                                                     ------------   ------------
   Net increase in net assets ....................     44,468,202     76,957,338
                                                     ------------   ------------
NET ASSETS:
   Beginning of period ...........................    384,493,728    307,536,390
                                                     ------------   ------------
   End of period .................................   $428,961,930   $384,493,728
                                                     ============   ============
   Accumulated undistributed net investment income
      at end of period ...........................   $  2,325,646   $  1,434,043
                                                     ============   ============
CAPITAL SHARE ACTIVITY:
   Shares sold ...................................      1,659,550      3,070,386
   Shares redeemed ...............................     (1,461,471)    (2,407,774)
                                                     ------------   ------------
   Total capital share activity ..................        198,079        662,612
                                                     ============   ============


                                       125               See accompanying notes.

                                                                        SERIES V
Financial Highlights                                      (MID CAP VALUE SERIES)
Selected data for each share of capital stock outstanding throughout each period

                                                            SIX MONTHS                                                  YEAR ENDED
                                                          ENDED JUNE 30,                                               DECEMBER 31,
                                                              2006(d)        2005       2004       2003       2002         2001
                                                          --------------   --------   --------   --------   --------   ------------
PER SHARE DATA
Net asset value, beginning of period                         $  40.79      $  35.10   $  28.33   $  18.68   $  23.49     $  22.19
                                                             --------      --------   --------   --------   --------     --------
Income (loss) from investment operations:
Net investment income                                            0.09          0.14       0.11       0.07       0.10         0.09
Net gain (loss) on securities (realized and unrealized)          3.70          5.55       7.39      10.03      (3.16)        2.31
                                                             --------      --------   --------   --------   --------     --------
Total from investment operations                                 3.79          5.69       7.50      10.10      (3.06)        2.40
                                                             --------      --------   --------   --------   --------     --------
Less distributions:
Dividends from net investment income                               --            --      (0.01)     (0.06)     (0.19)       (0.08)
Distributions from realized gains                                  --            --      (0.72)     (0.39)     (1.56)       (1.02)
                                                             --------      --------   --------   --------   --------     --------
Total distributions                                                --            --      (0.73)     (0.45)     (1.75)       (1.10)
                                                             --------      --------   --------   --------   --------     --------
Net asset value, end of period                               $  44.58      $  40.79   $  35.10   $  28.33   $  18.68     $  23.49
                                                             ========      ========   ========   ========   ========     ========
TOTAL RETURN(a)                                                  9.29%        16.21%     26.97%     54.27%    (14.07%)      11.13%
                                                             --------      --------   --------   --------   --------     --------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)                     $428,962      $384,494   $307,536   $223,658   $147,512     $166,860
                                                             --------      --------   --------   --------   --------     --------
Ratios to average net assets:
Net investment income                                            0.43%         0.44%      0.37%      0.36%      0.46%        0.43%
Total expenses(b)                                                0.89%         0.90%      0.88%      0.83%      0.84%        0.85%
Net expenses(c)                                                  0.89%         0.90%      0.88%      0.83%      0.84%        0.83%
                                                             --------      --------   --------   --------   --------     --------
Portfolio turnover rate                                            40%           29%        43%        59%        65%          50%

(a) Total return does not take into account any of the expenses associated with an investment in variable insurance products offered by Security Benefit Life Insurance Company. If total return had taken into account these expenses, performance would have been lower. Shares of a series of SBL Fund are available only through the purchase of such products.

(b) Total expense information reflects expense ratios absent fund expense reductions by the Investment Manager.

(c) Net expense information reflects expense ratios after expense reductions or fee waivers and reduction to custodian expenses.

(d) Unaudited figures for the six months ended June 30, 2006. Percentage amounts for the period, except total return, have been annualized.


                                       126               See accompanying notes.

                                    SERIES X

                             SMALL CAP GROWTH SERIES

                              (RS INVESTMENTS LOGO)

                                   SUBADVISER,
                              RS INVESTMENTS, INC.

                                                                        SERIES X
Manager's Commentary                                   (SMALL CAP GROWTH SERIES)
June 30, 2006                                                        (unaudited)

PERFORMANCE

SERIES X VS. RUSSELL 2000 GROWTH INDEX

                               (PERFORMANCE GRAPH)

   DATE        value
----------   ---------
SBL X
10/15/1997   10,000.00
12/31/1997    9,580.00
 3/31/1998   10,695.13
 6/30/1998   10,404.72
 9/30/1998    8,722.34
12/31/1998   10,685.11
  3/31/999   10,671.07
 6/30/1999   11,403.20
 9/30/1999   13,218.49
12/31/1999   20,002.66
 3/31/2000   25,838.49
 6/30/2000   22,642.18
 9/30/2000   22,979.77
12/31/2000   18,256.90
 3/31/2001   13,357.19
 6/30/2001   14,751.16
 9/30/2001   11,224.62
12/31/2001   13,169.94
 3/31/2002   12,785.03
 6/30/2002   11,495.09
 9/30/2002    9,102.45
12/31/2002    9,674.60
 3/31/2003    9,123.25
 6/30/2003   11,703.14
 9/30/2003   13,544.44
12/31/2003   15,136.07
 3/31/2004   16,176.35
 6/30/2004   15,926.68
 9/30/2004   15,416.94
12/31/2004   17,736.76
 3/31/2005   16,634.07
 6/30/2005   17,674.35
 9/30/2005   18,714.63
12/31/2005   19,068.32
 3/31/2006   21,065.66
 6/30/2006   19,349.20

RUSSELL 2000 GROWTH

   DATE        value
----------   ---------
INCEPTION
  10/15/97   10,000.00
  12/31/97    9,181.79
  03/31/98   10,273.74
  06/30/98    9,682.72
  09/30/98    7,518.21
  12/31/98    9,295.99
  03/31/99    9,139.64
  06/30/99   10,487.61
  09/30/99    9,972.25
  12/31/99   13,302.29
  03/31/00   14,537.86
  06/30/00   13,465.31
  09/30/00   12,930.24
  12/31/00   10,317.88
 3/31/2001    8,748.79
 6/30/2001   10,333.82
 9/30/2001    7,431.31
12/31/2001    9,376.30
 3/31/2002    9,192.40
 6/30/2002    7,749.65
 9/30/2002    6,081.96
12/31/2002    6,538.34
 3/31/2003    6,284.15
 6/30/2003    7,801.58
 9/30/2003    8,618.29
12/31/2003    9,711.65
 3/31/2004   10,254.15
 6/30/2004   10,263.98
 9/30/2004    9,646.93
12/31/2004   11,101.04
 3/31/2005   10,343.74
 6/30/2005   10,703.64
 9/30/2005   11,379.55
12/31/2005   11,561.39
 3/31/2006   13,222.71
 6/30/2006   12,263.54

                             $10,000 SINCE INCEPTION

The chart above assumes a hypothetical $10,000 investment in Series X (Small Cap Growth Series) on October 15, 1997 (date of inception), and reflects the fees and expenses of Series X. The Russell 2000 Growth Index measures the per formance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values.

PORTFOLIO COMPOSITION BY SECTOR

Consumer Discretionary                   11.64%
Consumer Staples                          1.44
Energy                                    7.39
Financials                               13.91
Health Care                              20.15
Industrials                              16.59
Information Technology                   23.47
Repurchase Agreement                      4.94
Cash & other assets, less liabilities     0.47
                                        ------
Total net assets                        100.00%
                                        ======

AVERAGE ANNUAL RETURNS

                                                  SINCE
                                                INCEPTION
PERIODS ENDED 06-30-06(1)   1 YEAR   5 YEARS   (10-15-97)
-------------------------   ------   -------   ----------
Series X                     9.48%    5.58%       7.87%

(1) Performance figures do not reflect fees and expenses associated with an investment in variable insurance products offered by Security Benefit Life Insurance Company. If returns had taken into account these fees and expenses, performance would have been lower. Shares of a Series of SBL Fund are available only through the purchase of such products.

     The performance data quoted above represents past performance. Past performance is not predictive of future performance. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.


                                       128               See accompanying notes.

                                                                        SERIES X
Manager's Commentary                                   (SMALL CAP GROWTH SERIES)
June 30, 2006                                                        (unaudited)

PERFORMANCE

INFORMATION ABOUT YOUR SERIES EXPENSES

CALCULATING YOUR ONGOING SERIES EXPENSES

EXAMPLE

As a shareholder of the Series, you incur ongoing costs, including management fees and other series expenses. Performance figures and expense ratios do not reflect fees and expenses associated with an investment in variable insurance products. Shares of a Series of SBL Fund are available only through the purchase of such products. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2006 - June 30, 2006.

ACTUAL EXPENSES

The first line in the table provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table provides information about hypothetical account values and hypothetical expenses based on the Series actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses associated with an investment in variable insurance products. Therefore, the second line is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these fees and expenses associated with an investment in variable insurance products were included, your costs would have been higher.

SERIES EXPENSES

                                     BEGINNING      ENDING      EXPENSES
                                      ACCOUNT      ACCOUNT        PAID
                                       VALUE        VALUE        DURING
                                      01-01-06   06-30-06(1)   PERIOD(2)
                                     ---------   -----------   ---------
Series X (Small Cap Growth Series)
   Actual                            $1,000.00   $1,014.70       $5.89
   Hypothetical                       1,000.00    1,018.94        5.91

(1) The actual ending account value is based on the actual total return of the Series for the period January 1, 2006 to June 30, 2006 after actual expens-es and will differ from the hypothetical ending account value which is based on the Series expense ratio and a hypothetical annual return of 5% before expenses. The actual cumulative return at net asset value for the period January 1, 2006 to June 30, 2006 was 1.47%.

(2) Expenses are equal to the Series annualized expense ratio (net of earnings credits) of 1.18% multiplied by the average account value over the period, mul- tiplied by 181/365 (to reflect the one-half year period).

                                                                        SERIES X
Schedule of Investments                                (SMALL CAP GROWTH SERIES)
June 30, 2006                                                        (unaudited)

                                                          NUMBER        MARKET
                                                         OF SHARES      VALUE
                                                        ----------   -----------
COMMON STOCKS - 94.6%
AEROSPACE & DEFENSE - 1.9%
Dynamic Materials Corporation                               25,020   $   843,925
Hexcel Corporation*                                         50,890       799,482
                                                                     -----------
                                                                       1,643,407
                                                                     -----------
AGRICULTURAL PRODUCTS - 1.4%
Central Garden & Pet Company*                               29,550     1,272,127
                                                                     -----------
APPAREL RETAIL - 3.0%
Cache, Inc.*                                                82,750     1,434,885
Carter's, Inc.*                                             20,280       536,000
Jos. A. Bank Clothiers, Inc.*                               29,507       706,988
                                                                     -----------
                                                                       2,677,873
                                                                     -----------
APPLICATION SOFTWARE - 3.0%
Concur Technologies, Inc.*                                  60,980       943,361
Omniture, Inc.*                                             63,550       463,279
Retalix, Ltd.*                                              39,780       887,492
Synplicity, Inc.*                                           65,470       384,309
                                                                     -----------
                                                                       2,678,441
                                                                     -----------
BIOTECHNOLOGY - 2.4%
Illumina, Inc.*                                             10,590       314,099
LifeCell Corporation*                                       34,410     1,063,957
Solexa, Inc.*                                               86,130       732,105
                                                                     -----------
                                                                       2,110,161
                                                                     -----------
CASINOS & GAMING - 3.3%
Century Casinos, Inc.*                                      98,310     1,052,900
Scientific Games Corporation*                               51,320     1,828,018
                                                                     -----------
                                                                       2,880,918
                                                                     -----------
COMMUNICATIONS EQUIPMENT - 0.5%
Redback Networks, Inc.*                                     23,190       425,305
                                                                     -----------
COMPUTER HARDWARE - 0.4%
Neoware, Inc.*                                              27,230       334,657
                                                                     -----------
COMPUTER STORAGE & PERIPHERALS - 1.9%
M-Systems Flash Disk Pioneers, Ltd.*                        32,000       948,160
Rackable Systems, Inc.*                                     17,510       691,470
                                                                     -----------
                                                                       1,639,630
                                                                     -----------
DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES - 4.1%
FirstService Corporation*                                   57,430     1,529,935
McGrath Rentcorp                                            34,780       967,232
Nutri/Systems, Inc.*                                        17,590     1,092,867
                                                                     -----------
                                                                       3,590,034
                                                                     -----------
EDUCATION SERVICES - 0.5%
Laureate Education, Inc.*                                   10,050       428,431
                                                                     -----------
ELECTRICAL COMPONENTS & EQUIPMENT - 1.1%
Regal-Beloit Corporation                                    22,560       996,024
                                                                     -----------
ELECTRONIC EQUIPMENT MANUFACTURERS - 2.7%
GSI Group, Inc.*                                            49,600       426,064
Intevac, Inc.*                                              40,160       870,669
Optimal Group, Inc.*                                        79,880     1,079,179
                                                                     -----------
                                                                       2,375,912
                                                                     -----------

                                                          NUMBER        MARKET
                                                         OF SHARES      VALUE
                                                        ----------   -----------
COMMON STOCKS (CONTINUED)
ENVIRONMENTAL & FACILITIES SERVICES - 2.3%
Rollins, Inc.                                               60,210   $ 1,182,524
Team, Inc.*                                                 35,600       891,780
                                                                     -----------
                                                                       2,074,304
                                                                     -----------
FOOTWEAR - 1.0%
Iconix Brand Group, Inc.*                                   53,790       878,929
                                                                     -----------
HEALTH CARE EQUIPMENT - 9.1%
American Medical Systems Holdings, Inc.*                    64,360     1,071,594
AngioDynamics, Inc.*                                        41,200     1,114,460
I-Flow Corporation*                                         27,060       292,789
NuVasive, Inc.*                                             53,720       979,316
ResMed, Inc.*                                               24,490     1,149,805
SonoSite, Inc.*                                             23,920       933,837
Spectranetics Corporation*                                 106,820     1,145,110
Vital Signs, Inc                                            27,180     1,346,225
                                                                     -----------
                                                                       8,033,136
                                                                     -----------
HEALTH CARE FACILITIES - 2.3%
Five Star Quality Care, Inc.*                              120,650     1,335,596
LCA-Vision, Inc.                                            12,490       660,846
                                                                     -----------
                                                                       1,996,441
                                                                     -----------
HEALTH CARE SERVICES - 2.4%
AMN Healthcare Services, Inc.*                              61,310     1,244,593
Providence Service Corporation*                             32,590       887,426
                                                                     -----------
                                                                       2,132,019
                                                                     -----------
HEALTH CARE SUPPLIES - 4.0%
Immucor, Inc.*                                              39,900       767,277
Kyphon, Inc.*                                               21,970       842,769
Orthovita, Inc.*                                           187,990       793,318
PolyMedica Corporation                                      32,436     1,166,399
                                                                     -----------
                                                                       3,569,763
                                                                     -----------
HOTELS, RESORTS & CRUISE LINES - 1.1%
Steiner Leisure, Ltd.*                                      25,720     1,016,712
                                                                     -----------
HUMAN RESOURCE & EMPLOYMENT SERVICES - 1.1%
Barrett Business Services, Inc.*                            53,880       988,698
                                                                     -----------
INDUSTRIAL MACHINERY - 2.2%
Flow International Corporation*                             60,580       852,361
Gardner Denver, Inc.*                                       29,530     1,136,905
                                                                     -----------
                                                                       1,989,266
                                                                     -----------
INTERNET RETAIL - 2.0%
Ctrip.com International, Ltd. ADR                           15,440       788,212
Netflix, Inc.*                                              36,960     1,005,682
                                                                     -----------
                                                                       1,793,894
                                                                     -----------


                                       130               See accompanying notes.

                                                                        SERIES X
Schedule of Investments                                (SMALL CAP GROWTH SERIES)
June 30, 2006                                                        (unaudited)

                                                          NUMBER        MARKET
                                                         OF SHARES      VALUE
                                                        ----------   -----------
COMMON STOCKS (CONTINUED)
INTERNET SOFTWARE & SERVICES - 9.5%
Digitas, Inc.*                                             101,920   $ 1,184,310
Equinix, Inc.*                                              19,100     1,047,826
j2 Global Communications, Inc.*                             54,180     1,691,500
Marchex, Inc. (Cl.B)*                                       41,060       674,616
Online Resources Corporation*                              126,880     1,311,939
Openwave Systems, Inc.*                                     65,370       754,370
RADVision, Ltd.*                                            71,630     1,141,782
Radware, Ltd.*                                              43,710       561,236
                                                                     -----------
                                                                       8,367,579
                                                                     -----------
INVESTMENT BANKING & BROKERAGE - 4.4%
GFI Group, Inc.*                                            20,380     1,099,501
Greenhill & Company, Inc.                                   13,450       817,222
Investment Technology Group, Inc.*                          24,620     1,252,173
Optionsxpress Holdings, Inc.                                32,780       764,102
                                                                     -----------
                                                                       3,932,998
                                                                     -----------
LEISURE PRODUCTS - 0.7%
The9, Ltd. ADR*                                             27,500       637,725
                                                                     -----------
MARINE - 0.9%
American Commercial Lines, Inc.*                            12,960       780,840
                                                                     -----------
MULTI-LINE INSURANCE - 1.6%
Amerisafe, Inc.*                                           113,670     1,414,055
                                                                     -----------
OIL & GAS DRILLING - 1.1%
Unit Corporation*                                           17,620     1,002,402
                                                                     -----------
OIL & GAS EQUIPMENT & SERVICES - 6.3%
Hydril*                                                     11,460       899,839
Maverick Tube Corporation*                                  20,170     1,274,542
Oil States International, Inc.*                             33,400     1,144,952
Superior Energy Services, Inc.*                             37,190     1,260,741
Warrior Energy Service Corporation*                         39,530       961,765
                                                                     -----------
                                                                       5,541,839
                                                                     -----------
PROPERTY & CASUALTY INSURANCE - 1.5%
Navigators Group, Inc.*                                     30,380     1,331,252
                                                                     -----------
RAILROADS - 1.0%
American Railcar Industries, Inc.                           26,720       884,699
                                                                     -----------
REGIONAL BANKS - 3.9%
Boston Private Financial Holdings, Inc.                     38,930     1,086,147
PrivateBancorp, Inc.                                        33,470     1,385,993
Virginia Commerce Bancorp, Inc.*                            39,735       949,667
                                                                     -----------
                                                                       3,421,806
                                                                     -----------
SEMICONDUCTOR EQUIPMENT - 0.8%
PDF Solutions, Inc.*                                        56,910       706,253
                                                                     -----------

                                                         PRINCIPAL
                                                         AMOUNT OR
                                                          NUMBER        MARKET
                                                         OF SHARES      VALUE
                                                        ----------   -----------
COMMON STOCKS (CONTINUED)
SEMICONDUCTORS - 4.3%
Anadigics, Inc.*                                            88,350   $   593,712
Microsemi Corporation*                                      37,330       910,105
Netlogic Microsystems, Inc.*                                21,370       689,182
SRS Labs, Inc.*                                            157,950       788,170
Volterra Semiconductor Corporation*                         52,280       797,793
                                                                     -----------
                                                                       3,778,962
                                                                     -----------
SPECIALIZED FINANCE - 1.4%
Portfolio Recovery Associates, Inc.*                        27,240     1,244,868
                                                                     -----------
SPECIALIZED REITS - 1.1%
KKR Financial Corporation                                   46,170       960,798
                                                                     -----------
SYSTEMS SOFTWARE - 0.5%
Radiant Systems, Inc.*                                      44,410       469,414
                                                                     -----------
TRUCKING - 1.9%
Old Dominion Freight Line, Inc.*                            21,100       793,149
Vitran Corporation, Inc.*                                   39,750       933,728
                                                                     -----------
                                                                       1,726,877
                                                                     -----------
TOTAL COMMON STOCKS
   (cost $75,548,048)                                                 83,728,449
                                                                     -----------
REPURCHASE AGREEMENT - 5.9%
United Missouri Bank, 4.68%, dated 06-30-06, matures
   07-03-06; repurchase amount of $5,250,047
   (Collateralized by FHLMC #M1810916, 4.50%,
   07-01-11 and FNMA, 3.79%, 07-06-07, with values of
   $4,164,727 and $1,188,464, respectively)             $5,248,000     5,248,000
                                                                     -----------
TOTAL REPURCHASE AGREEMENT
   (cost $5,248,000)                                                   5,248,000
                                                                     -----------
TOTAL INVESTMENTS - 100.5%
   (cost $80,796,048)                                                 88,976,449
LIABILITIES, LESS CASH & OTHER ASSETS - (0.5%)                          (459,765)
                                                                     -----------
TOTAL NET ASSETS - 100.0%                                            $88,516,684
                                                                     ===========

For federal income tax purposes the identified cost of investments owned at June 30, 2006 was $81,024,707.

*    Non-income producing security

ADR  (American Depositary Receipt)


                                       131               See accompanying notes.

                                                                        SERIES X
                                                       (SMALL CAP GROWTH SERIES)
                                                                     (unaudited)

Statement of Assets and Liabilities
June 30, 2006

ASSETS:
Investments, at value(1) ........................................   $ 88,976,449
Cash ............................................................             40
Receivables:
   Fund shares sold .............................................        102,333
   Securities sold ..............................................      1,545,814
   Dividends ....................................................          7,588
Prepaid expenses ................................................          3,372
                                                                    ------------
Total assets ....................................................     90,635,596
                                                                    ============
LIABILITIES:
Payable for:
   Securities purchased .........................................      1,734,829
   Fund shares redeemed .........................................        291,267
   Management fees ..............................................         73,121
   Custodian fees ...............................................          2,148
   Transfer agent and administration fees .......................          9,381
   Professional fees ............................................          7,291
   Director's fees ..............................................            875
                                                                    ------------
Total liabilities ...............................................      2,118,912
                                                                    ------------
NET ASSETS ......................................................   $ 88,516,684
                                                                    ============
NET ASSETS CONSIST OF:
Paid in capital .................................................   $100,525,564
Accumulated undistributed net investment loss ...................       (362,153)
Accumulated undistributed net realized loss on sale
   of investments ...............................................    (19,827,128)
Net unrealized appreciation in value of investments .............      8,180,401
                                                                    ------------
Net assets ......................................................   $ 88,516,684
                                                                    ============
Capital shares authorized .......................................      unlimited
Capital shares outstanding ......................................      4,759,298
Net asset value per share (net assets divided by shares
outstanding) ....................................................   $      18.60
                                                                    ============
(1)Investments, at cost .........................................   $ 80,796,048

Statement of Operations
for the Six Months Ended June 30, 2006

INVESTMENT INCOME:
   Dividends ....................................................   $    104,022
   Interest .....................................................         95,922
                                                                    ------------
   Total investment income ......................................        199,944
                                                                    ------------
EXPENSES:
   Management fees ..............................................        475,854
   Custodian fees ...............................................         11,453
   Transfer agent/maintenance fees ..............................         12,572
   Administration fees ..........................................         46,269
   Directors' fees ..............................................          2,233
   Professional fees ............................................          5,998
   Reports to shareholders ......................................          6,985
   Other expenses ...............................................          1,793
                                                                    ------------
   Total expenses ...............................................        563,157
   Less: Earnings credits applied ...............................         (1,060)
                                                                    ------------
   Net expenses .................................................        562,097
                                                                    ------------
   Net investment loss ..........................................       (362,153)
                                                                    ------------
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain during the period on:
   Investments ..................................................      5,164,609
                                                                    ------------
   Net realized gain ............................................      5,164,609
                                                                    ------------
Net unrealized depreciation during the period on:
   Investments ..................................................     (3,414,974)
                                                                    ------------
   Net unrealized depreciation ..................................     (3,414,974)
                                                                    ------------
   Net realized and unrealized gain .............................      1,749,635
                                                                    ------------
   Net increase in net assets resulting from operations .........   $  1,387,482
                                                                    ============


                                       132               See accompanying notes.

                                                                        SERIES X
Statement of Changes in Net Assets                     (SMALL CAP GROWTH SERIES)

                                                                                  SIX MONTHS
                                                                                    ENDED        YEAR ENDED
                                                                                JUNE 30, 2006   DECEMBER 31,
                                                                                 (UNAUDITED)        2005
                                                                                -------------   ------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
   Net investment loss ......................................................   $   (362,153)   $   (726,687)
   Net realized gain during the period on investments .......................      5,164,609       8,252,526
   Net unrealized depreciation during the period on investments .............     (3,414,974)     (1,603,848)
                                                                                ------------    ------------
   Net increase in net assets resulting from operations .....................      1,387,482       5,921,991
                                                                                ------------    ------------
CAPITAL SHARE TRANSACTIONS:
   Proceeds from sale of shares .............................................     16,926,452      25,405,430
   Cost of shares redeemed ..................................................    (20,468,404)    (32,524,330)
                                                                                ------------    ------------
   Net decrease from capital share transactions .............................     (3,541,952)     (7,118,900)
                                                                                ------------    ------------
   Net decrease in net assets ...............................................     (2,154,470)     (1,196,909)
                                                                                ------------    ------------
NET ASSETS:
   Beginning of period ......................................................     90,671,154      91,868,063
                                                                                ------------    ------------
   End of period ............................................................   $ 88,516,684    $ 90,671,154
                                                                                ============    ============
   Accumulated undistributed net investment income (loss) at end of period ..   $   (362,153)   $         --
                                                                                ============    ============
CAPITAL SHARE ACTIVITY:
   Shares sold ..............................................................        869,793       1,479,550
   Shares redeemed ..........................................................     (1,057,899)     (1,920,417)
                                                                                ------------    ------------
   Total capital share activity .............................................       (188,106)       (440,867)
                                                                                ============    ============


                                       133               See accompanying notes.

                                                                        SERIES X
Financial Highlights                                   (SMALL CAP GROWTH SERIES)
Selected data for each share of capital stock outstanding throughout each period

                                                           SIX MONTHS                                                YEAR ENDED
                                                           ENDED JUNE                                               DECEMBER 31,
                                                          30, 2006(e)     2005       2004       2003     2002(d)        2001
                                                          -----------   -------    -------    -------    -------    ------------
PER SHARE DATA
Net asset value, beginning of period                       $ 18.33      $ 17.05    $ 14.55    $  9.30    $ 12.66      $ 17.55
                                                           -------      -------    -------    -------    -------      -------
Income (loss) from investment operations:
Net investment income (loss)                                 (0.08)       (0.15)     (0.14)     (0.10)     (0.10)       (0.09)
Net gain (loss) on securities (realized and unrealized)       0.35         1.43       2.64       5.35      (3.26)       (4.80)
                                                           -------      -------    -------    -------    -------      -------
Total from investment operations                              0.27         1.28       2.50       5.25      (3.36)       (4.89)
                                                           -------      -------    -------    -------    -------      -------
Net asset value, end of period                             $ 18.60      $ 18.33    $ 17.05    $ 14.55    $  9.30      $ 12.66
                                                           =======      =======    =======    =======    =======      =======
TOTAL RETURN(a)                                               1.47%        7.51%     17.18%     56.45%    (26.54%)     (27.86%)
                                                           -------      -------    -------    -------    -------      -------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)                   $88,517      $90,671    $91,868    $89,740    $48,193      $73,408
                                                           -------      -------    -------    -------    -------      -------
Ratios to average net assets:
Net investment income (loss)                                 (0.76%)      (0.85%)    (0.89%)    (1.00%)    (0.89%)      (0.66%)
Total expenses(b)                                             1.18%        1.19%      1.17%      1.17%      1.15%        1.15%
Net expenses(c)                                               1.18%        1.18%      1.17%      1.16%      1.15%        1.15%
                                                           -------      -------    -------    -------    -------      -------
Portfolio turnover rate                                        140%         116%       146%       208%       282%         353%

(a) Total return does not take into account any of the expenses associated with an investment in variable insurance products offered by Security Benefit Life Insurance Company. If total return had taken into account these expenses, performance would have been lower. Shares of a series of SBL Fund are available only through the purchase of such products.

(b) Total expense information reflects expense ratios absent fund expense reductions by the Investment Manager.

(c) Net expense information reflects the expense ratios after voluntary expense waivers, reimbursements and custodian earnings credits, as applicable.

(d) RS Investments, Inc. became the sub-adviser of Series X effective September 3, 2002. Prior to September 3, 2002, Security Management Company, LLC (SMC) paid Strong Capital Management, Inc. for sub-advisory services.

(e) Unaudited figures for the six months ended June 30, 2006. Percentage amounts for the period, except total return, have been annualized.


                                       134               See accompanying notes.

                                    SERIES Y

                                SELECT 25 SERIES

                          (SECURITY BENEFIT(SM) LOGO)
                        Security Management Company, LLC

                                    ADVISER,
                        SECURITY MANAGEMENT COMPANY, LLC

                                                                        SERIES Y
Manager's Commentary                                          (SELECT 25 SERIES)
June 30, 2006                                                        (unaudited)

PERFORMANCE

SERIES Y VS. RUSSELL 1000 GROWTH INDEX

                               (PEFORMANCE GRAPH)

   DATE
----------
SBL Y
    5/3/99   10,000.00
   6/30/99   10,510.00
   9/30/99   10,340.00
12/31/1999   12,370.00
   3/31/00   12,240.00
   6/30/00   11,870.00
   9/30/00   11,580.00
  12/31/00   10,380.00
 3/31/2001    8,830.00
 6/30/2001    9,510.00
 9/30/2001    7,690.00
12/31/2001    9,350.00
 3/31/2002    9,310.00
 6/30/2002    7,560.00
 9/30/2002    6,600.00
12/31/2002    6,860.00
 3/31/2003    6,710.00
 6/30/2003    7,380.00
 9/30/2003    7,480.00
12/31/2003    8,080.00
 3/31/2004    8,420.00
 6/30/2004    8,480.00
 9/30/2004    8,060.00
12/31/2004    9,020.00
 3/31/2005    8,730.00
 6/30/2005    8,830.00
 9/30/2005    9,660.00
12/31/2005   10,080.00
 3/31/2006   10,600.00
 6/30/2006   10,210.00

RUSSELL 1000 GROWTH

   DATE        value
----------   ---------
INCEPTION
   5/03/99   10,000.00
 6/30/1999   10,371.51
 9/30/1999    9,991.06
12/31/1999   12,503.51
 3/31/2000   13,394.83
  06/30/00   13,032.53
  09/30/00   12,330.94
  12/31/00    9,699.57
 3/31/2001    7,672.36
 6/30/2001    8,318.29
 9/30/2001    6,703.71
12/31/2001    7,719.01
 3/31/2002    7,519.17
 6/30/2002    6,115.18
 9/30/2002    5,195.12
12/31/2002    5,566.29
 3/31/2003    5,506.60
 6/30/2003    6,294.89
 9/30/2003    6,541.53
12/31/2003    7,223.28
 3/31/2004    7,279.83
 6/30/2004    7,420.84
 9/30/2004    7,033.44
12/31/2004    7,678.53
 3/31/2005    7,364.99
 6/30/2005    7,546.72
 9/30/2005    7,849.59
12/31/2005    8,083.34
 3/31/2006    8,333.99
 6/30/2006    8,008.84

                            $10,000 SINCE INCEPTION

The chart above assumes a hypothetical $10,000 investment in Series Y (Select 25 Series) on May 3, 1999 (date of inception), and reflects the fees and expenses of Series Y. The Russell 1000 Growth Index is an unmanaged capitalization-weighted index which includes stocks incorporated in the United States and its territories and measures the performance of the Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.

AVERAGE ANNUAL RETURNS

                                               SINCE INCEPTION
PERIODS ENDED 06-30-06(1)   1 YEAR   5 YEARS       (5-3-99)
-------------------------   ------   -------   ---------------
Series Y                    15.63%    1.43%         0.29%

(1) Performance figures do not reflect fees and expenses associated with an investment in variable insurance products offered by Security Benefit Life Insurance Company. If returns had taken into account these fees and expenses, performance would have been lower. Shares of a Series of SBL Fund are available only through the purchase of such products.

The performance data quoted above represents past performance. Past performance is not predictive of future performance. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

PORTFOLIO COMPOSITION BY SECTOR

Consumer Discretionary                   11.53%
Consumer Staples                          4.50
Energy                                    9.38
Financials                               12.61
Health Care                              18.68
Industrials                              18.66
Information Technology                   10.13
Materials                                 1.58
Utilities                                 2.91
Exchange Traded Funds                     5.53
Asset Backed Commercial Paper             3.09
Commercial Paper                          1.03
Repurchase Agreement                      1.81
Liabilities, less cash & other assets    (1.44)
                                        ------
Total net assets                        100.00%
                                        ======


                                       136               See accompanying notes.

                                                                        SERIES Y
Manager's Commentary                                          (SELECT 25 SERIES)
June 30, 2006                                                        (unaudited)

PERFORMANCE

INFORMATION ABOUT YOUR SERIES EXPENSES

CALCULATING YOUR ONGOING SERIES EXPENSES

EXAMPLE

As a shareholder of the Series, you incur ongoing costs, including management fees and other series expenses. Performance figures and expense ratios do not reflect fees and expenses associated with an investment in variable insurance products. Shares of a Series of SBL Fund are available only through the purchase of such products. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2006 - June 30, 2006.

ACTUAL EXPENSES

The first line in the table provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table provides information about hypothetical account values and hypothetical expenses based on the Series actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses associated with an investment in variable insurance products. Therefore, the second line is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these fees and expenses associated with an investment in variable insurance products were included, your costs would have been higher.

SERIES EXPENSES

                                BEGINNING         ENDING      EXPENSES PAID
                              ACCOUNT VALUE   ACCOUNT VALUE       DURING
                                 01-01-06      06-30-06(1)      PERIOD(2)
                              -------------   -------------   -------------
Series Y (Select 25 Series)
   Actual                       $1,000.00       $1,012.90         $4.79
   Hypothetical                  1,000.00        1,020.03          4.81

(1) The actual ending account value is based on the actual total return of the Series for the period January 1, 2006 to June 30, 2006 after actual expenses and will differ from the hypothetical ending account value which is based on the Series expense ratio and a hypothetical annual return of 5% before expenses. The actual cumulative return at net asset value for the period January 1, 2006 to June 30, 2006 was 1.29%.

(2) Expenses are equal to the Series annualized expense ratio 0.96% multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

                                                                        SERIES Y
Schedule of Investments                                       (SELECT 25 SERIES)
June 30, 2006                                                        (unaudited)

                                                         NUMBER        MARKET
                                                        OF SHARES       VALUE
                                                       ----------   ------------
COMMON STOCKS - 95.5%
AEROSPACE & DEFENSE - 1.7%
L-3 Communications Holdings, Inc.                          21,300   $ 1,606,446
                                                                    -----------
AIR FREIGHT & LOGISTICS - 4.3%
FedEx Corporation                                          35,600     4,160,216
                                                                    -----------
BIOTECHNOLOGY - 4.5%
Amgen, Inc.*                                               66,400     4,331,272
                                                                    -----------
BROADCASTING & CABLE TV - 2.9%
CBS Corporation (Cl.B)                                     40,300     1,090,115
Univision Communications, Inc.*                            52,600     1,762,100
                                                                    -----------
                                                                      2,852,215
                                                                    -----------
COMMUNICATIONS EQUIPMENT - 7.0%
3ComCorporation*                                          408,000     2,088,960
ADC Telecommunications, Inc.*                             120,971     2,039,564
Cisco Systems, Inc.*                                      136,800     2,671,704
                                                                    -----------
                                                                      6,800,228
                                                                    -----------
CONSTRUCTION & ENGINEERING - 3.8%
Shaw Group, Inc.*                                         131,000     3,641,800
                                                                    -----------
DATA PROCESSING & OUTSOURCED SERVICES - 2.8%
First Data Corporation                                     59,600     2,684,384
                                                                    -----------
ELECTRIC UTILITIES - 2.9%
KFx, Inc.*                                                184,700     2,822,216
                                                                    -----------
EXCHANGE TRADED FUNDS - 5.5%
iShares Russell 1000 Growth Index Fund                     50,700     2,557,815
iShares S&P 500 Growth Index Fund                          48,100     2,813,850
                                                                    -----------
                                                                      5,371,665
                                                                    -----------
HEALTH CARE EQUIPMENT - 6.8%
Medtronic, Inc.                                            81,300     3,814,596
Zimmer Holdings, Inc.*                                     50,100     2,841,672
                                                                    -----------
                                                                      6,656,268
                                                                    -----------
HOME IMPROVEMENT RETAIL - 3.8%
Home Depot, Inc.                                          104,500     3,740,055
                                                                    -----------
HOTELS, RESORTS & CRUISE LINES - 3.3%
Carnival Corporation                                       75,900     3,168,066
                                                                    -----------
HYPERMARKETS & SUPERCENTERS - 3.2%
Wal-Mart Stores, Inc.                                      64,500     3,106,965
                                                                    -----------
INDUSTRIAL GASES - 1.6%
Praxair, Inc.                                              28,400     1,533,600
                                                                    -----------
LIFE SCIENCES TOOLS & SERVICES - 3.2%
Covance, Inc.*                                             50,600     3,097,732
                                                                    -----------
MOVIES & ENTERTAINMENT - 1.5%
Viacom, Inc. (Cl.B)*                                       40,300     1,444,352
                                                                    -----------
MULTI-LINE INSURANCE - 5.0%
American International Group, Inc.                         81,600     4,818,480
                                                                    -----------
OIL & GAS EQUIPMENT & SERVICES - 4.7%
BJ Services Company(1)                                    122,900     4,579,254
                                                                    -----------
OIL & GAS STORAGE & TRANSPORTATION - 4.6%
Williams Companies, Inc.                                  193,500     4,520,160
                                                                    -----------

                                                        PRINCIPAL
                                                        AMOUNT OR
                                                         NUMBER        MARKET
                                                        OF SHARES       VALUE
                                                       ----------   ------------
COMMON STOCKS (CONTINUED)
OTHER DIVERSIFIED FINANCIAL SERVICES - 7.6%
Citigroup, Inc.                                            34,200   $ 1,649,808
First Marblehead Corporation                              101,400     5,773,716
                                                                    -----------
                                                                      7,423,524
                                                                    -----------
PHARMACEUTICALS - 4.2%
Johnson & Johnson                                          67,500     4,044,600
                                                                    -----------
SEMICONDUCTOR EQUIPMENT - 0.4%
Mindspeed Technologies, Inc.*                             145,000       349,450
                                                                    -----------
SOFT DRINKS - 1.3%
PepsiCo, Inc.                                              21,000     1,260,840
                                                                    -----------
TRADING COMPANIES & DISTRIBUTORS - 4.2%
W.W. Grainger, Inc.                                        54,200     4,077,466
                                                                    -----------
TRUCKING - 4.7%
J.B. Hunt Transport Services, Inc.                        186,100     4,635,751
                                                                    -----------
TOTAL COMMON STOCKS (cost $81,529,991)                               92,727,005
                                                                    -----------
ASSET BACKED COMMERCIAL PAPER - 3.1%
DIVERSIFIED - 1.0%
Amsterdam Funding Corporation,
   5.25%, 07-07-06                                     $1,000,000       999,125
                                                                    -----------
MICELLANEOUS RECEIVABLES - 2.1%
Fairway Finance Corporation,
   5.26%, 07-05-06                                     $1,000,000       999,415
   5.26%, 07-14-06                                     $1,000,000       998,101
                                                                    -----------
                                                                      1,997,516
                                                                    -----------
TOTAL ASSET BACKED COMMERCIAL PAPER
   (cost $2,996,641)                                                  2,996,641
                                                                    -----------
COMMERCIAL PAPER - 1.0%
BROKERAGE - 1.0%
Merrill Lynch & Company, Inc.,
   5.26%, 07-06-06                                     $1,000,000       999,269
                                                                    -----------
TOTAL COMMERCIAL PAPER (cost $999,269)                                  999,269
                                                                    -----------
REPURCHASE AGREEMENT - 1.8%
United Missouri Bank, 4.68%, dated 06-30-06, matures
   07-03-06; repurchase amount of  $1,754,684
   (Collateralized by FHLMC #A43730, 6.00%,
   03-01-36, and FHLB, 4.875%, 03-12-10, with values
   of $705,424 and $1,088,477, respectively)           $1,754,000     1,754,000
                                                                    -----------
TOTAL REPURCHASE AGREEMENT (cost $1,754,000)                          1,754,000
                                                                    -----------
TOTAL INVESTMENTS - 101.4% (cost $87,279,901)                        98,476,915
LIABILITIES, LESS CASH & OTHER ASSETS - (1.4%)                       (1,395,327)
                                                                    -----------
TOTAL NET ASSETS - 100.0%                                           $97,081,588
                                                                    ===========

The identified cost of investments owned at June 30, 2006 was the same for federal income tax and financial statement purposes.

*    Non-Income producing security

(1) A portion of this security is segregated as collateral for written options contracts.


                                      138                See accompanying notes.

                                                                        SERIES Y
                                                              (SELECT 25 SERIES)
                                                                     (unaudited)

Statement of Assets and Liabilities
June 30, 2006

ASSETS:
Investments, at value(1) .......................................   $ 98,476,915
Cash ...........................................................            313
Receivables:
   Fund shares sold ............................................         29,336
   Dividends ...................................................         22,969
Prepaid expenses ...............................................            419
                                                                   ------------
Total assets ...................................................     98,529,952
                                                                   ------------
LIABILITIES:
Payable for:
   Securities purchased ........................................        626,093
   Fund shares redeemed ........................................        747,326
   Written options, at value (premiums received, $1,596) .......          1,980
   Management fees .............................................         38,697
   Custodian fees ..............................................            967
   Transfer agent and administration fees ......................          7,066
   Professional fees ...........................................         14,791
   Other .......................................................         11,176
   Director's fees .............................................            268
                                                                   ------------
Total liabilities ..............................................      1,448,364
                                                                   ------------
NET ASSETS .....................................................   $ 97,081,588
                                                                   ============
NET ASSETS CONSIST OF:
Paid in capital ................................................   $106,015,439
Accumulated undistributed net investment income ................         48,662
Accumulated undistributed net realized loss on sale of
   investments and options written .............................    (20,191,144)
Net unrealized appreciation in value of investments and
   options written .............................................     11,208,631
                                                                   ------------
Net assets .....................................................   $ 97,081,588
                                                                   ============
Capital shares authorized ......................................      unlimited
Capital shares outstanding .....................................      9,512,460
Net asset value per share (net assets divided by
   shares outstanding) .........................................   $      10.21
                                                                   ============
(1)  Investments, at cost ......................................   $ 87,279,901

Statement of Operations
For the Six Months Ended June 30, 2006

INVESTMENT INCOME:
   Dividends ...................................................   $    181,676
   Interest ....................................................         85,016
                                                                   ------------
   Total investment income .....................................        266,692
                                                                   ------------
EXPENSES:
   Management fees .............................................        171,319
   Custodian fees ..............................................          2,292
   Transfer agent/maintenance fees .............................         12,572
   Administration fees .........................................         21,805
   Directors' fees .............................................            903
   Professional fees ...........................................          5,263
   Reports to shareholders .....................................          3,225
   Other expenses ..............................................            651
                                                                   ------------
   Total expenses ..............................................        218,030
                                                                   ------------
   Net investment income .......................................         48,662
                                                                   ------------
NET REALIZED AND UNREALIZED GAIN:
Net realized gain during the period on:
   Investments .................................................        512,868
   Options written .............................................         64,679
                                                                   ------------
   Net realized gain ...........................................        577,547
                                                                   ------------
Net unrealized appreciation during the period on:
   Investments .................................................      3,852,321
   Options written .............................................          1,845
                                                                   ------------
   Net unrealized appreciation .................................      3,854,166
                                                                   ------------
   Net realized and unrealized gain ............................      4,431,713
                                                                   ------------
   Net increase in net assets resulting from operations ........   $  4,480,375
                                                                   ============


                                       139               See accompanying notes.

                                                                        SERIES Y
Statement of Changes in Net Assets                            (SELECT 25 SERIES)

                                                                                         SIX MONTHS ENDED
                                                                                           JUNE 30, 2006        YEAR ENDED
                                                                                            (UNAUDITED)     DECEMBER 31, 2005
                                                                                         ----------------   -----------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
   Net investment income (loss) ......................................................     $     48,662       $    (13,661)
   Net realized gain during the period on investments and options written ............          577,547          1,552,451
   Net unrealized appreciation during the period on investments and options written ..        3,854,166          2,068,207
                                                                                           ------------       ------------
   Net increase in net assets resulting from operations ..............................        4,480,375          3,606,997
                                                                                           ------------       ------------
CAPITAL SHARE TRANSACTIONS:
   Proceeds from sale of shares ......................................................       24,391,024         13,147,535
   Issuance of shares in connection with SBL Series G merger (Note 10) ...............       42,870,151                 --
   Cost of shares redeemed ...........................................................      (11,677,821)       (13,568,691)
                                                                                           ------------       ------------
   Net increase (decrease) from capital share transactions ...........................       55,583,354           (421,156)
                                                                                           ------------       ------------
   Net increase in net assets ........................................................       60,063,729          3,185,841
                                                                                           ------------       ------------
NET ASSETS:
   Beginning of period ...............................................................       37,017,859         33,832,018
                                                                                           ------------       ------------
   End of period .....................................................................     $ 97,081,588       $ 37,017,859
                                                                                           ============       ============
   Accumulated undistributed net investment income at end of period ..................     $     48,662       $         --
                                                                                           ============       ============
CAPITAL SHARE ACTIVITY:
   Shares sold .......................................................................        2,356,961          1,425,367
   Shares issued in connection with SBL Series G merger ..............................        4,606,863                 --
   Shares redeemed ...................................................................       (1,125,209)        (1,501,879)
                                                                                           ------------       ------------
   Total capital share activity ......................................................        5,838,615            (76,512)
                                                                                           ============       ============


                                       140               See accompanying notes.

Financial Highlights
Selected data for each share of capital stock outstanding              SERIES y
throughout each period                                        (SELECT 25 SERIES)


                                                            SIX MONTHS                                                  YEAR ENDED
                                                          ENDED JUNE 30,                                               DECEMBER 31,
                                                            2006 (b,c)       2005       2004       2003       2002         2001
                                                          --------------   -------    -------    -------    -------    ------------
PER SHARE DATA
Net asset value, beginning of period                         $ 10.08       $  9.02    $  8.08    $  6.86    $  9.35      $ 10.38
                                                             -------       -------    -------    -------    -------      -------
Income (loss) from investment operations:
Net investment income (loss)                                    0.01            --      (0.01)        --      (0.01)       (0.02)
Net gain (loss) on securities (realized and unrealized)         0.12          1.06       0.95       1.22      (2.48)       (1.01)
                                                             -------       -------    -------    -------    -------      -------
Total from investment operations                                0.13          1.06       0.94       1.22      (2.49)       (1.03)
                                                             -------       -------    -------    -------    -------      -------
Net asset value, end of period                               $ 10.21       $ 10.08    $  9.02    $  8.08    $  6.86      $  9.35
                                                             =======       =======    =======    =======    =======      =======
TOTAL RETURN(a)                                                 1.29%        11.75%     11.63%     17.78%    (26.63%)      (9.92%)
                                                             -------       -------    -------    -------    -------      -------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)                     $97,082       $37,018    $33,832    $34,790    $34,286      $52,998
                                                             -------       -------    -------    -------    -------      -------
Ratios to average net assets:
Net investment income (loss)                                    0.20%        (0.04%)    (0.15%)    (0.01%)    (0.18%)      (0.20%)
Total expenses                                                  0.96%         0.99%      0.95%      0.93%      0.89%        0.88%
                                                             -------       -------    -------    -------    -------      -------
Portfolio turnover rate                                            6%           28%        42%        49%        34%          38%

(a) Total return does not take into account any of the expenses associated with an investment in variable insurance products offered by Security Benefit Life Insurance Company. If total return had taken into account these expenses, performance would have been lower. Shares of a series of SBL Fund are available only through the purchase of such products.

(b) The financial highlights for Series Y as set forth herein exclude the historical financial highlights of Series G. The assets of Series G were acquired by Series Y on June 16, 2006.

(c) Unaudited figures for the six months ended June 30, 2006. Percentage amounts for the period, except total return, have been annualized.


                                       141               See accompanying notes.

                                    SERIES Z

                            ALPHA OPPORTUNITY SERIES

                                   ADVISED BY:

                           (SECURITY BENEFIT(SM) LOGO)
                        Security Management Company, LLC

                                    ADVISER,
                        SECURITY MANAGEMENT COMPANY, LLC

                                       AND

                      (MAINSTREAM INVESTMENT ADVISERS LOGO)

                                   SUBADVISER,
                         MAINSTREAM INVESTMENT ADVISERS

                                                                        SERIES Z
Managers' Commentary                                  (ALPHA OPPORTUNITY SERIES)
June 30, 2006                                                        (unaudited)

PERFORMANCE

SERIES Z VS. S&P 500 INDEX

                               (PERFORMANCE GRAPH)

   DATE      Value
----------   ---------
SBL Z
    7/7/03   10,000.00
   9/30/03   10,280.00
  12/31/03   11,832.51
 3/31/2004   12,065.35
 6/30/2004   12,287.60
 9/30/2004   12,420.34
12/31/2004   13,320.51
 3/31/2005   13,285.97
 6/30/2005   13,090.25
 9/30/2005   13,919.18
12/31/2005   14,207.01
 3/31/2006   15,657.64
 6/30/2006   15,266.20

S& P 500

   DATE        value
----------   ---------
INCEPTION
   7/07/03   10,000.00
 9/30/2003   10,264.66
12/31/2003   11,514.53
 3/31/2004   11,709.86
 6/30/2004   11,910.59
 9/30/2004   11,687.29
12/31/2004   12,766.47
 3/31/2005   12,491.44
 6/30/2005   12,661.48
 9/30/2005   13,118.39
12/31/2005   13,390.92
 3/31/2006   13,953.81
 6/30/2006   13,752.76

                            $10,000 SINCE INCEPTION

The chart above assumes a hypothetical $10,000 investment in Series Z (Alpha Opportunity Series) on July 7, 2003 (date of inception), and reflects the fees and expenses of Series Z. The S&P 500 Index is a capitalization weighted index composed of 500 selected common stocks that represent the broad domestic economy and is a widely recognized unmanaged index of market performance.

PORTFOLIO COMPOSITION BY SECTOR

Consumer Discretionary                    0.50%
Consumer Staples                          0.83
Energy                                    6.84
Exchange Traded Funds                     0.99
Financials                                2.20
Industrials                              24.38
Information Technology                    5.00
Materials                                12.29
Utilities                                 0.26
U.S. Agency Bonds & Notes                38.18
Asset Backed Securities                   0.25
Cash & other assets, less liabilities     8.28
                                        ------
Total net assets                        100.00%
                                        ======

AVERAGE ANNUAL RETURNS

PERIODS ENDED 06-30-06(1)   1 YEAR   SINCE INCEPTION (7-7-03)
-------------------------   ------   ------------------------
Series Z                    16.62%            15.23%

(1) Performance figures do not reflect fees and expenses associated with an investment in variable insurance products offered by Security Benefit Life Insurance Company. If returns had taken into account these fees and expenses, performance would have been lower. Shares of a Series of SBL Fund are available only through the purchase of such products.

     The performance data quoted above represents past per formance. Past performance is not predictive of future performance. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.


                                       143               See accompanying notes.

                                                                        SERIES Z
Managers' Commentary                                  (ALPHA OPPORTUNITY SERIES)
June 30, 2006                                                        (unaudited)

PERFORMANCE

INFORMATION ABOUT YOUR SERIES EXPENSES

CALCULATING YOUR ONGOING SERIES EXPENSES

EXAMPLE

As a shareholder of the Series, you incur ongoing costs, including management fees and other series expenses. Performance figures and expense ratios do not reflect fees and expenses associated with an investment in variable insurance products. Shares of a Series of SBL Fund are available only through the purchase of such products. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2006 - June 30, 2006.

ACTUAL EXPENSES

The first line in the table provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table provides information about hypothetical account values and hypothetical expenses based on the Series actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses associated with an investment in variable insurance products. Therefore, the second line is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these fees and expenses associated with an investment in variable insurance products were included, your costs would have been higher.

SERIES EXPENSES

                                        BEGINNING        ENDING       EXPENSES PAID
                                      ACCOUNT VALUE   ACCOUNT VALUE      DURING
                                        01-01-06       06-30-06(1)      PERIOD(2)
                                      -------------   -------------   -------------
Series Z (Alpha Opportunity Series)
   Actual                               $1,000.00       $1,074.60        $13.73
   Hypothetical                          1,000.00        1,011.55         13.32

(1) The actual ending account value is based on the actual total return of the Series for the period January 1, 2006 to June 30, 2006 after actual expenses and will differ from the hypothetical ending account value which is based on the Series expense ratio and a hypothetical annual return of 5% before expenses. The actual cumulative return at net asset value for the period January 1, 2006 to June 30, 2006 was 7.46%.

(2) Expenses are equal to the Series annualized expense ratio 2.67% multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

                                                                        SERIES Z
Schedule of Investments                               (ALPHA OPPORTUNITY SERIES)
June 30, 2006                                                        (unaudited)


                                                          NUMBER       MARKET
                                                         OF SHARES      VALUE
                                                       -----------   -----------
COMMON STOCKS - 53.8%
AEROSPACE & DEFENSE - 0.1%
K&F Industries Holdings, Inc.*                               2,200   $    39,006
                                                                     -----------
AGRICULTURAL PRODUCTS - 0.8%
Archer-Daniels-Midland Company                               4,700       194,016
Delta & Pine Land Company                                    1,800        52,920
                                                                     -----------
                                                                         246,936
                                                                     -----------
AIR FREIGHT & LOGISTICS - 0.5%
United Parcel Service, Inc. (Cl.B)                           1,800       148,194
                                                                     -----------
AIRLINES - 1.9%
AMR Corporation*                                             3,500        88,970
Alaska Air Group, Inc.*                                     11,200       441,504
Republic Airways Holdings, Inc.*                             2,400        40,848
                                                                     -----------
                                                                         571,322
                                                                     -----------
ALUMINUM - 1.2%
Aluminum Corporation of
   China, Ltd. ADR                                           4,600       343,620
                                                                     -----------
AUTO PARTS & EQUIPMENT - 0.5%
Sauer-Danfoss, Inc.                                          5,900       149,978
                                                                     -----------
BUILDING PRODUCTS - 0.1%
Interline Brands, Inc.*                                      1,900        44,422
                                                                     -----------
COMMUNICATIONS EQUIPMENT - 3.0%
Belden CDT, Inc.                                             2,800        92,540
CommScope, Inc.*                                            17,300       543,566
Dycom Industries, Inc.*                                     11,800       251,222
                                                                     -----------
                                                                         887,328
                                                                     -----------
CONSTRUCTION & ENGINEERING - 7.5%
Fluor Corporation                                            4,100       381,013
Foster Wheeler, Ltd.*                                        3,200       138,240
Infrasource Services, Inc.*                                 12,200       222,162
Insituform Technologies, Inc.*                               5,800       132,762
McDermott International, Inc.*                              14,400       654,768
Michael Baker Corporation*                                   4,800       104,160
Quanta Services, Inc.*                                       7,100       123,043
URS Corporation*                                             4,900       205,800
Washington Group International, Inc.                         4,800       256,032
                                                                     -----------
                                                                       2,217,980
                                                                     -----------
CONSTRUCTION & FARM MACHINERY - 2.5%
Agco Corporation*                                            2,400        63,168
CNH Global N.V.                                              1,500        35,880
Cascade Corporation                                          6,200       245,210
Caterpillar, Inc.                                            2,300       171,304
Federal Signal Corporation                                   4,500        68,130
Trinity Industries, Inc.                                     3,000       121,200
Wabash National Corporation                                  2,400        36,864
                                                                     -----------
                                                                         741,756
                                                                     -----------

                                                          NUMBER        MARKET
                                                        OF SHARES       VALUE
                                                       -----------   -----------
COMMON STOCKS (CONTINUED)
CONSTRUCTION MATERIALS - 0.1%
Lafarge S.A. ADR                                             1,100   $    34,441
                                                                     -----------
DIVERSIFIED CHEMICALS - 1.0%
FMC Corporation                                              1,100        70,829
Hercules, Inc.*                                             14,500       221,270
                                                                     -----------
                                                                         292,099
                                                                     -----------
DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES - 0.2%
Cornell Companies, Inc.*                                       500         7,680
Corrections Corporation of America*                          1,000        52,940
                                                                     -----------
                                                                          60,620
                                                                     -----------
DIVERSIFIED METALS & MINING - 3.3%
Cameco Corporation                                           2,000        79,940
EuroZinc Mining Corporation*                                 4,800        11,568
Ivanhoe Mines, Ltd.*                                         1,500        10,230
Peru Copper, Inc.*                                          25,400       131,064
Phelps Dodge Corporation                                     4,700       386,152
Rio Tinto plc ADR                                              800       167,768
Titanium Metals Corporation*                                 6,000       206,280
                                                                     -----------
                                                                         993,002
                                                                     -----------
ELECTRICAL COMPONENTS & EQUIPMENT - 2.1%
Genlyte Group, Inc.*                                         1,800       130,374
Hubbell, Inc. (Cl.B)                                         6,200       295,430
Pike Electric Corporation*                                   5,000        96,300
Regal-Beloit Corporation                                     1,900        83,885
SGL Carbon AG ADR*                                           4,500        29,925
                                                                     -----------
                                                                         635,914
                                                                     -----------
ELECTRONIC EQUIPMENT MANUFACTURERS - 1.1%
Amphenol Corporation                                         1,700        95,132
Littelfuse, Inc.*                                            6,900       237,222
                                                                     -----------
                                                                         332,354
                                                                     -----------
ENVIRONMENTAL & FACILITIES SERVICES - 0.9%
Layne Christensen Company*                                   2,500        70,875
Waste Management, Inc.                                       5,900       211,692
                                                                     -----------
                                                                         282,567
                                                                     -----------
EXCHANGE TRADED FUNDS - 1.0%
DB Commodity Index Tracking Fund*                            7,400       187,590
iShares MSCI Australia Index Fund                            3,600        74,700
iShares MSCI Canada Index Fund                               1,300        30,875
                                                                     -----------
                                                                         293,165
                                                                     -----------
FERTILIZERS & AGRICULTURAL CHEMICALS - 0.8%
Agrium, Inc.                                                 1,800        41,796
CF Industries Holdings, Inc.                                13,100       186,806
                                                                     -----------
                                                                         228,602
                                                                     -----------
FOREST PRODUCTS - 0.6%
Deltic Timber Corporation                                    3,200       180,384
                                                                     -----------


                                       145               See accompanying notes.

                                                                        SERIES Z
Schedule of Investments                               (ALPHA OPPORTUNITY SERIES)
June 30, 2006                                                        (unaudited)

                                                          NUMBER        MARKET
                                                        OF SHARES       VALUE
                                                       -----------   -----------
COMMON STOCKS (CONTINUED)
GOLD - 1.0%
Barrick Gold Corporation                                     7,100   $   210,160
Iamgold Corporation                                          8,300        73,870
                                                                     -----------
                                                                         284,030
                                                                     -----------
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS - 0.3%
Dynegy, Inc.*                                               14,000        76,580
                                                                     -----------
INDUSTRIAL CONGLOMERATES - 0.3%
General Electric Company                                     2,400        79,104
                                                                     -----------
INDUSTRIAL MACHINERY - 4.8%
AZZ, Inc.*                                                   3,400        89,114
Albany International Corporation                             3,200       135,648
Barnes Group, Inc.                                           7,600       151,620
Esco Technologies, Inc.*                                     5,000       267,250
Gardner Denver, Inc.*                                        3,800       146,300
Lincoln Electric Holdings, Inc.                              6,300       394,695
Portec Rail Products, Inc.                                   1,114        15,629
Timken Company                                               1,800        60,318
Valmont Industries, Inc.                                     3,500       162,715
                                                                     -----------
                                                                       1,423,289
                                                                     -----------
INTEGRATED OIL & GAS - 0.5%
Suncor Energy, Inc.                                          1,900       153,919
                                                                     -----------
INVESTMENT BANKING & BROKERAGE - 0.3%
Stifel Financial Corporation*                                2,300        81,213
                                                                     -----------
MARINE - 1.4%
Double Hull Tankers, Inc.                                    1,100        14,817
Kirby Corporation*                                          10,300       406,850
                                                                     -----------
                                                                         421,667
                                                                     -----------
METAL & GLASS CONTAINERS - 0.3%
Pactiv Corporation*                                          3,500        86,625
                                                                     -----------
OIL & GAS DRILLING - 1.9%
GlobalSantaFe Corporation                                    1,900       109,725
Transocean, Inc.*                                            5,500       441,760
                                                                     -----------
                                                                         551,485
                                                                     -----------
OIL & GAS EQUIPMENT & SERVICES - 4.1%
Enterprise Products Partners L.P.                            1,100        27,390
FMC Technologies, Inc.*                                      2,300       155,158
Halliburton Company                                          6,100       452,681
Hydril*                                                      4,000       314,080
Veritas DGC, Inc.*                                           5,000       257,900
                                                                     -----------
                                                                       1,207,209
                                                                     -----------
OIL & GAS EXPLORATION & PRODUCTION - 0.2%
Carrizo Oil & Gas, Inc.*                                     1,900        59,489
                                                                     -----------
OIL & GAS STORAGE & TRANSPORTATION - 0.2%
El Paso Corporation                                          3,900        58,500
                                                                     -----------
PAPER PACKAGING - 0.4%
Temple-Inland, Inc.                                          2,800       120,036
                                                                     -----------

                                                         PRINCIPAL
                                                          AMOUNT
                                                            OR
                                                           NUMBER      MARKET
                                                         OF SHARES      VALUE
                                                       -----------   -----------
COMMON STOCKS (CONTINUED)
PAPER PRODUCTS - 0.2%
Abitibi-Consolidated, Inc.                                   7,200   $    19,728
Domtar, Inc.                                                 5,800        35,844
                                                                     -----------
                                                                          55,572
                                                                     -----------
RAILROADS - 0.3%
Kansas City Southern*                                        3,600        99,720
                                                                     -----------
SEMICONDUCTORS - 0.2%
Micron Technology, Inc.*                                     4,800        72,288
                                                                     -----------
SPECIALIZED FINANCE - 2.5%
Chicago Mercantile Exchange Holdings, Inc.                   1,500       736,725
                                                                     -----------
SPECIALTY CHEMICALS - 1.3%
Imperial Chemical Industries plc ADR                         1,500        40,050
OM Group, Inc.*                                             10,000       308,500
RPM International, Inc.                                      2,100        37,800
                                                                     -----------
                                                                         386,350
                                                                     -----------
STEEL - 2.2%
AK Steel Holding Corporation*                                3,900        53,937
GrafTech International, Ltd.*                                3,900        22,620
Highveld Steel & Vanadium
   Corporation, Ltd. ADR                                     3,000        31,260
NN, Inc.                                                     5,366        66,270
Olympic Steel, Inc.                                          3,200       113,248
United States Steel Corporation                              5,100       357,612
                                                                     -----------
                                                                         644,947
                                                                     -----------
TECHNOLOGY DISTRIBUTORS - 0.6%
Anixter International, Inc.*                                 4,100       194,586
                                                                     -----------
TRUCKING - 1.6%
Con-way, Inc.                                                1,800       104,274
J.B. Hunt Transport Services, Inc.                          11,500       286,465
YRC Worldwide, Inc.*                                         2,000        84,220
                                                                     -----------
                                                                         474,959
                                                                     -----------
TOTAL COMMON STOCKS
   (cost $16,389,659)                                                 15,991,983
                                                                     -----------

U.S. GOVERNMENT SPONSORED AGENCIES - 38.2%
Federal Home Loan Bank:
   4.916%, 07-19-06(1)                                 $   350,000       349,199
   4.88%, 07-26-06(1)                                  $   400,000       398,684
   5.09%, 08-16-06(1)                                  $   950,000       943,997
   5.01%, 08-30-06(1)                                  $   550,000       545,419

Federal Home Loan Mortgage Corporation:
   4.85%, 07-18-06(1)                                  $    50,000        49,893
   4.973%, 08-01-06(1)                                 $   825,000       821,564
   4.93%, 08-08-06(1)                                  $   450,000       447,674
   4.934%, 08-15-06(1)                                 $   150,000       149,074
   5.26%, 09-26-06(1)                                  $ 1,750,000     1,728,389
   5.23%, 10-10-06(1)                                  $   900,000       887,056


                                       146               See accompanying notes.

                                                                        SERIES Z
Schedule of Investments                               (ALPHA OPPORTUNITY SERIES)
June 30, 2006                                                        (unaudited)

                                                         PRINCIPAL
                                                         AMOUNT OR
                                                          NUMBER        MARKET
                                                         OF SHARES      VALUE
                                                        ----------   -----------
U.S. GOVERNMENT SPONSORED AGENCIES (CONTINUED)
Federal National Mortgage Association:
   4.78%, 07-05-06(1)                                   $  575,000   $   574,836
   4.82%, 07-12-06(1)                                   $  200,000       199,742
   4.81%, 07-17-06(1)                                   $  630,000       628,738
   4.93%, 07-19-06(1)                                   $   25,000        24,943
   4.933%, 08-21-06(1)                                  $  750,000       744,722
   5.055%, 09-01-06(3)                                  $  800,000       793,026
   5.266%, 09-06-06(1)                                  $1,300,000     1,287,724
   4.97%, 09-13-06(1)                                   $  325,000       321,600
   4.993%, 09-20-06(1)                                  $  250,000       247,131
   5.18%, 10-02-06(1)                                   $  200,000       197,356
                                                                     -----------
TOTAL U.S. GOVERNMENT SPONSORED AGENCIES
   (cost $11,339,194)                                                 11,340,767
                                                                     -----------
ASSET BACKED SECURITIES - 0.3%
OTHER - 0.3%
Credit-Based Asset Servicing &
   Securitization, 2005-CB2 AV1,
   5.423% - 2036(1,2)                                   $   73,547        73,552
                                                                     -----------
TOTAL ASSET BACKED SECURITIES
   (cost $73,547)                                                         73,552
                                                                     -----------
TOTAL INVESTMENTS - 92.3%
   (cost $27,802,400)                                                 27,406,302
                                                                     -----------
SHORT COMMON STOCK POSITIONS - (0.6%)
DIVERSIFIED BANKS - (0.3%)
Wachovia Corporation                                        (1,800)      (97,344)
                                                                     -----------
THRIFTS & MORTGAGE FINANCE - (0.3%)
Countrywide Financial Corporation                           (1,800)      (68,544)
                                                                     -----------
TOTAL SHORT COMMON STOCK POSITIONS - (0.6%)
   (proceeds $161,790)                                                  (165,888)
CASH & OTHER ASSETS, LESS LIABILITIES(1) - 8.3%                        2,460,724
                                                                     -----------
TOTAL NET ASSETS - 100.0%                                            $29,701,138
                                                                     ===========

For federal income tax purposes the indentified cost of investments owned at June 30, 2006 was $27,699,835.

*    Non-income producing security

ADR (American Depositary Receipt)

(1)  Security is segrated as collateral for open futures contracts.

(2)  Variable rate security. Rate indicated is rate effective at June 30, 2006.

(3)  Security is segregated as collateral for open short positions.


                                       147               See accompanying notes.

                                                                        SERIES Z
                                                      (ALPHA OPPORTUNITY SERIES)
                                                                     (unaudited)

Statement of Assets and Liabilities
June 30, 2006

ASSETS:
Investments, at value(1) .........................................   $27,406,302
Cash .............................................................     1,490,698
Receivables:
   Fund shares sold ..............................................        87,319
   Securities sold ...............................................     4,286,491
   Dividends .....................................................        11,278
   Interest ......................................................            66
Prepaid expenses .................................................           677
                                                                     -----------
Total assets .....................................................    33,282,831
                                                                     -----------
LIABILITIES:
Securities sold short, at value(2) ...............................       165,888
Payable for:
   Securities purchased ..........................................     3,308,806
   Fund shares redeemed ..........................................         4,044
   Variation margin ..............................................        31,200
   Management fees ...............................................        53,985
   Custodian fees ................................................         1,488
   Transfer agent and administration fees ........................         6,012
   Professional fees .............................................        10,236
   Director's fees ...............................................            34
                                                                     -----------
Total liabilities ................................................     3,581,693
                                                                     -----------
NET ASSETS .......................................................   $29,701,138
                                                                     ===========
NET ASSETS CONSIST OF:
Paid in capital ..................................................   $26,145,132
Accumulated undistributed net
   investment loss ...............................................       (32,651)
Accumulated undistributed net realized gain
   on sale of investments, futures and
   securities sold short .........................................     3,983,156
Net unrealized depreciation in value of
   investments, futures and securities
   sold short ....................................................      (394,499)
                                                                     -----------
Net assets .......................................................   $29,701,138
                                                                     ===========
Capital shares authorized ........................................     unlimited
Capital shares outstanding .......................................     2,240,410
Net asset value per share
   (net assets divided by shares outstanding) ....................   $     13.26
                                                                     ===========
(1)Investments, at cost ..........................................   $27,802,400
(2)Securites sold short, at proceeds .............................       161,790

Statement of Operations
For the Six Months Ended June 30, 2006

INVESTMENT INCOME:
   Dividends .....................................................   $    84,574
   Interest ......................................................       246,822
                                                                     -----------
   Total investment income .......................................       331,396
                                                                     -----------
EXPENSES:
   Management fees ...............................................       308,597
   Custodian fees ................................................         9,617
   Transfer agent/maintenance fees ...............................        12,552
   Administration fees ...........................................        22,195
   Directors' fees ...............................................           501
   Professional fees .............................................        11,353
   Reports to shareholders .......................................         1,811
   Other expenses ................................................           430
   Dividends on short sales ......................................           288
                                                                     -----------
   Total expenses ................................................       367,344
   Less: Earnings credits applied ................................        (3,297)
                                                                     -----------
   Net expenses ..................................................       364,047
                                                                     -----------
   Net investment loss ...........................................       (32,651)
                                                                     -----------
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) during the period on:
   Investments ...................................................     2,327,783
   Securities sold short .........................................      (126,274)
   Futures .......................................................      (130,981)
                                                                     -----------
   Net realized gain .............................................     2,070,528
                                                                     -----------
Net unrealized appreciation (depreciation)
   during the period on:
   Investments ...................................................      (317,566)
   Securities sold short .........................................        (4,099)
   Futures .......................................................       141,517
                                                                     -----------
   Net unrealized depreciation ...................................      (180,148)
                                                                     -----------
   Net realized and unrealized gain ..............................     1,890,380
                                                                     -----------
   Net increase in net assets
      resulting from operations ..................................   $ 1,857,729
                                                                     ===========


                                       148               See accompanying notes.

                                                                        SERIES Z
Statement of Changes in Net Assets                    (ALPHA OPPORTUNITY SERIES)

                                                      SIX MONTHS
                                                         ENDED       YEAR ENDED
                                                    JUNE 30, 2006   DECEMBER 31,
                                                      (UNAUDITED)       2005
                                                    -------------   ------------
INCREASE (DECREASE) IN NET ASSETS FROM
   OPERATIONS:
   Net investment loss ..........................    $   (32,651)   $   (45,586)
   Net realized gain during the period on
      investments, futures, and securities sold
      short .....................................      2,070,528      2,178,395
   Net unrealized depreciation during the
      period on investments, futures, and
      securities sold short .....................       (180,148)      (576,530)
                                                     -----------    -----------
   Net increase in net assets resulting from
      operations ................................      1,857,729      1,556,279
                                                     -----------    -----------
CAPITAL SHARE TRANSACTIONS:
   Proceeds from sale of shares .................     10,262,627     14,871,584
   Cost of shares redeemed ......................     (8,078,719)    (9,929,853)
                                                     -----------    -----------
   Net increase from capital share
      transactions ..............................      2,183,908      4,941,731
                                                     -----------    -----------
   Net increase in net assets ...................      4,041,637      6,498,010
                                                     -----------    -----------
NET ASSETS:
   Beginning of period ..........................     25,659,501     19,161,491
                                                     -----------    -----------
   End of period ................................    $29,701,138    $25,659,501
                                                     ===========    ===========
   Accumulated undistributed net investment
      income (loss) at end of period ............    $   (32,651)   $        --
                                                     ===========    ===========
CAPITAL SHARE ACTIVITY:
   Shares sold ..................................        774,671      1,269,271
   Shares redeemed ..............................       (612,959)      (846,525)
                                                     -----------    -----------
   Total capital share activity .................        161,712        422,746
                                                     ===========    ===========


                                      149                See accompanying notes.

                                                                        SERIES Z
Financial Highlights                                  (ALPHA OPPORTUNITY SERIES)
Selected data for each share of capital stock outstanding throughout each period

                                   SIX MONTHS                            YEAR ENDED
                                 ENDED JUNE 30,                         DECEMBER 31,
                                     2006(f)        2005       2004        2003(d)
                                 --------------   -------    -------    ------------
PER SHARE DATA
Net asset value, beginning of
   period                           $ 12.34       $ 11.57    $ 11.18      $10.00
                                    -------       -------    -------      ------
Income (loss) from investment
   operations:
Net investment income (loss)          (0.01)        (0.02)     (0.07)      (0.06)
Net gain on securities
   (realized and unrealized)           0.93          0.79       1.42        1.88
                                    -------       -------    -------      ------
Total from investment
   operations                          0.92          0.77       1.35        1.82
                                    -------       -------    -------      ------
Less distributions:
Distributions from realized
   gains                                 --            --      (0.96)      (0.64)
                                    -------       -------    -------      ------
Total distributions                      --            --      (0.96)      (0.64)
                                    -------       -------    -------      ------
Net asset value, end of period      $ 13.26       $ 12.34    $ 11.57      $11.18
                                    =======       =======    =======      ======
TOTAL RETURN(a)                        7.46%         6.66%     12.58%      18.33%
                                    -------       -------    -------      ------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in
   thousands)                       $29,701       $25,660    $19,161      $6,738
                                    -------       -------    -------      ------
Ratios to average net assets:
Net investment income (loss)          (0.24%)       (0.21%)    (1.12%)     (1.33%)
Total expenses(b)                      2.95%         2.50%      2.78%       2.62%
Net expenses(c)                        2.67%         2.50%      2.57%       2.50%
Expenses prior to custodian
   earnings credits and net of
   expense waivers                     2.69%         2.50%      2.57%       2.52%
Net expenses prior to
   performance fee
   adjustment(e)                       2.40%         2.47%        --          --
Expenses with dividends on
   short sales                         2.67%         2.53%      2.57%       2.50%
                                    -------       -------    -------      ------
Portfolio turnover rate               1,742%        1,509%     1,054%        966%

(a) Total return does not take into account any of the expenses associated with an investment in variable insurance products offered by Security Benefit Life Insurance Company. If total return had taken into account these expenses, performance would have been lower. Shares of a series of SBL Fund are available only through the purchase of such products.

(b) Total expense information reflects expense ratios absent fund expense reductions by the Investment Manager.

(c) Net expense information reflects the expense ratios after voluntary expense waivers, reimbursements and custodian earnings credits, as appli-cable.

(d) Series Z was initially capitalized on July 7, 2003 with a net asset value of $10 per share. Percentage amounts for the period, except for total return, have been annualized.

(e) Net expenses prior to performance fee adjustment reflect ratios after voluntary expense waivers, reimbursements, custodian earnings cred-its, and before performance fee adjustments, as applicable.

(f) Unaudited figures for the six months ended June 30, 2006. Percentage amounts for the period, except total return, have been annualized.


                                       150               See accompanying notes.

Notes to Financial Statements
June 30, 2006 (unaudited)

1.SIGNIFICANT ACCOUNTING POLICIES

     SBL Fund (The Fund) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company of the series type. Each series, in effect, represents a separate fund. The Fund is required to account for the assets of each series separately and to allocate general liabilities of the Fund to each series based on the net asset value of each series. Shares of the Fund will be sold only to separate accounts of Security Benefit Life Insurance Company (SBL). The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

     A. SECURITY VALUATION - Valuations of the Fund's securities are supplied by pricing ser vices approved by the Board of Directors. The Fund's officers, under the general supervision of the Board of Directors, regularly review procedures used by, and valuations provided by, the pricing services. Each security owned by a Fund that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued. Where the security is listed on more than one exchange, the Fund will use the price of that exchange that it generally considers to be the principal exchange on which the stock is traded. Securities listed on the Nasdaq Stock Market, Inc. ("Nasdaq") will be valued at the Nasdaq Official Closing Price. Securities for which market quotations are not readily available are valued by a pricing service considering securities with similar yields, quality, type of issue, coupon, duration and rating. If there is no bid price or if the bid price is deemed to be unsatisfactory by the Board of Directors or by the Fund's investment manager, then the securities are valued in good faith by such method as the Board of Directors determines will reflect the fair value. If events occur after the close of the foreign exchange that will affect the value of a fund's portfolio securities before the time as of which the NAV is calculated (a "significant event"), the security will generally be priced using a fair value procedure. If the Valuation Committee determines a significant event has occurred, it will evaluate the impact of that event on an affected security or securities, to determine whether a fair value adjustment would materially affect the Fund's net asset value per share. Some of the factors which may be considered by the Board of Directors in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on disposition; trading in similar securities of the same issuer or comparable companies; information from broker-dealers; and an evaluation of the forces that influence the market in which the securities are purchased and sold. The Fund generally will value short-term debt securities at prices based on market quotations for such securities or securities of similar type, yield, quality and duration, except those securities purchased with 60 days or less to maturity are valued on the basis of amortized cost which approximates market value.

     Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the New York Stock Exchange. The values of foreign securities are determined as of the close of such foreign markets or the close of the New York Stock Exchange, if earlier.

All investments quoted in foreign currency are valued in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the close of business. Investments in foreign securities may involve risks not present in domestic investments. The Valuation Committee will determine the current value of such foreign securities by taking into consideration cer tain factors which may include those discussed above, as well as the following factors, among others: the value of the securities traded on other foreign markets, ADR trading, closed-end fund trading, foreign currency exchange activity, and the trading prices of financial products that are tied to foreign securities such as WEBS(R). In addition, the Board of Directors has authorized the Valuation Committee and Administrator to use prices and other information supplied by Interactive Data Corporation's Fair Value Information Service in valuing foreign securities. Since foreign securities may be denominated in a foreign currency and involve settlement and pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Series to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which could affect the market value and/or credit risk of the investments.

     B. REPURCHASE AGREEMENTS - In connection with transactions in repurchase agreements, it is the Fund's policy that its custodian take possession of the underlying collateral and that the fair value of the collateral exceed the principal amount of the repurchase transaction, including accrued interest, at all times. If the seller defaults, and the fair value of the collateral declines, realization of the collateral by the Funds may be delayed or limited.

     C. FOREIGN CURRENCY TRANSACTIONS- The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars at prevailing exchange rates. Purchases and sales of investment securities, dividend and interest income, and certain expenses are translated at the rates of exchange prevailing on the respective dates of such transactions.

     The Fund does not isolate that portion of the results of operations resulting from changes in the foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

     Net realized foreign exchange gains and losses arise from sales of portfolio securities, sales of foreign currencies, and the difference between asset and liability amounts initially stated in foreign currencies and the U.S. dollar value of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of other assets and liabilities at the end of the reporting period, resulting from changes in the exchange rates.

D. FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS - The Fund may enter into forward foreign exchange contracts in order to manage foreign currency risk from purchase or sale of securities denominated in foreign currency. A series may also enter into such contracts to manage the effect of changes in

Notes to Financial Statements
June 30, 2006 (unaudited)

foreign currency exchange rates on portfolio positions. These contracts are marked to market daily, by recognizing the difference between the contract exchange rate and the current market rate as unrealized gains or losses. Realized gains or losses are recognized when contracts are settled and are reflected in the Statement of Operations. These contracts involve market risk in excess of the amount reflected in the Statement of Assets and Liabilities. The face or contract amount in U.S. dollars reflects the total exposure these funds have in that particular currency contract. Losses may arise due to changes in the value of the foreign currency or if the counterparty does not perform under the contract.

     E. FUTURES - The Fund may utilize futures contracts to a limited extent, with the objectives of maintaining full exposure to the underlying stock market, enhancing returns, maintaining liquidity, minimizing transaction costs and hedging possible variations in foreign exchange rates. The Fund may purchase or sell financial and foreign currency futures contracts to immediately position incoming cash in the market, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. In the event of redemptions, the series may pay from its cash balances and reduce its future positions accordingly. Returns may be enhanced by purchasing futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks contained in the indexes and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the series are required to deposit and maintain as collateral either cash or securities, representing the initial margin, equal to a certain percentage of the contract value. Cash deposits are shown as restricted cash on the Statement of Assets and Liabilities; securities held as collateral are noted in the Schedule of Investments. Subsequent changes in the value of the contract are recorded as unrealized gains or losses. The variation margin is paid or received in cash daily by the series. The series realizes a gain or loss when the contract is closed or expires.

     F. OPTIONS WRITTEN - The Fund may purchase put and call options and write such options on a covered basis on securities that are traded on recognized securities exchanges and over-the-counter markets. Call and put options on securities give the holder the right to purchase or sell (and the writer the obligation to sell or purchase), respectively, a security at a specified price, until a certain date. Options may be used to hedge the series portfolio, to increase returns or to maintain exposure to the equity markets. The primary risks associated with the use of options are an imperfect correlation between the change in market value of the securities held by the series and the price of the option, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract.

     The premium received for a written option is recorded as an asset with an equal liability which is marked to market based on the option's quoted daily settlement price. Fluctuations in the value of such instruments are recorded as unrealized appreciation (depreciation) until terminated, at which time realized gains and losses are recognized.

     G. SECURITY TRANSACTIONS AND INVESTMENT INCOME - Security transactions are accounted for on the date the securities are purchased or sold (trade date). Realized gains and losses are repor ted on an identified cost basis. Dividend income is accrued as of the ex-dividend date, except that cer tain dividends for foreign securities where the ex-dividend date may have passed are recorded as soon as the fund is informed of the dividend in the exercise of reasonable diligence. Interest income is recognized on the accrual basis including the amortization of premiums and accretion of discounts on debt securities.

     H. EXPENSES - Expenses that are directly related to one of the series are charged directly to that series. Other operating expenses are allocated to the series on the basis of relative net assets within the Fund.

     I. DISTRIBUTIONS TO SHAREHOLDERS - Distributions to shareholders are recorded on the ex-dividend date. The character of distributions made during the year from net investment income or net realized gains may dif fer from their ultimate characterization for federal income tax purposes.

     J. TAXES - The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and distribute all of its taxable net income and net realized gains sufficient to relieve it from all, or substantially all, federal income, excise and state income taxes. Therefore, no provision for federal or state income tax is required.

     K. EARNINGS CREDITS - Under the fee schedule with the custodian, the Fund may earn credits based on overnight custody cash balances. These credits are utilized to reduce related custodial expenses. The custodian fees disclosed in the Statement of Operations are before the reduction in expense from the related earnings credits.

     L. USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the repor ted amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

     M. SHORT SALES - Certain of the series may make short sales "against the box," in which the series enters into a short sale of a security it owns. At no time will more than 15% of the value of the series' net assets be in deposits on short sales against the box. If a series makes a short sale, the series does not immediately deliver from its own account the securities sold and does not receive the proceeds from the sale. To complete the sale, the series must borrow the security (generally from the broker through which the short sale is made) in order to make deliver y to the buyer. The series must replace the security borrowed by purchasing it at the market price at the time of replacement or delivering the security from its own

Notes to Financial Statements
June 30,2006 (unaudited)

portfolio. The series is said to have a "shor t position" in securities sold until it delivers them to the broker, at which time it receives the proceeds of the sale. Certain series may make short sales that are not "against the box," which create opportunities to increase the series' return but, at the same time, involve specific risk considerations and may be considered a speculative technique. Such shor t sales theoretically involve unlimited loss potential, as the market price of securities sold shor t may continually increase, although a series may mitigate such losses by replacing the securities sold short before the market price has increased significantly. For financial statement purposes, an amount equal to the settlement amount is included in the Statement of Assets and Liabilities as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the short position. Subsequent fluctuations in the market prices of securities sold, but not yet purchased, may require purchasing the securities at prices which differ from the market value reflected on the Statement of Assets and Liabilities. The series are liable for any dividends or interest payable on securities while those securities are in a short position. As collateral for its short positions, the series are required under the Investment Company Act of 1940 to maintain segregated assets consisting of cash, cash equivalents or liquid securities. These segregated assets are valued consistent with Note 1a above. These segregated assets are required to be adjusted daily to reflect changes in the market value of the securities sold short.

     N. INDEMNIFICATIONS - Under the Fund's organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts that provide general indemnification to other parties. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred, and may not occur. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

2. MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES

     Management fees are paid monthly to Security Management Company, LLC (SMC), based on the following annual rates:

                                                               MANAGEMENT
                                               MANAGEMENT     FEE WAIVERS
                                              FEES (AS A %     (AS A % OF
                                             OF NET ASSETS)   NET ASSETS)
                                             --------------   -----------
Series A (Equity Series)                         0.75%            N/A
Series B (Large Cap Value Series)                0.65             N/A
Series C (Money Market Series)                   0.50             N/A
Series D (Global Series)                         1.00             N/A
Series E (Diversified Income Series)             0.75             0.15
Series H (Enhanced Index Series)                 0.75             0.25
Series J (Mid Cap Growth Series)                 0.75             N/A
Series N (Managed Asset Allocation Series)       1.00             N/A
Series O (Equity Income Series)                  1.00             N/A
Series P (High Yield Series)                     0.75             N/A
Series Q (Small Cap Value Series)                1.00             N/A
Series V (Mid Cap Value Series)                  0.75             N/A
Series X (Small Cap Growth Series)               1.00             N/A
Series Y (Select 25 Series)                      0.75             N/A
Series Z (Alpha Opportunity Series)*             2.26(1)          N/A

* Series Z's management fee will range from 1.25% to 2.75% of aver-age daily net assets as discussed below.

(1) SMC receives a management fee from Series Z that consists of two components. The first component is an annual base fee equal to 2.00% of Series Z's average daily net assets. The second component is a base fee adjustment that either increases or decreases the base fee, depending upon how Series Z performed relative to the S&P 500 Index over the prior 12-month period (the "Measuring Period"). SMC will receive the base fee of 2.00% without adjustment if the performance of Series Z matches the performance of the S&P 500 Index. The maximum base fee adjustment at each calculation period is equal to 1/12th of 0.75% up or down in the event that Series Z outperforms or underperforms the S&P 500 Index by 15% or more. SMC calculates the base fee adjustment each month based upon Series Z's performance relative to the S&P 500 Index during the Performance Period ending on the last day of the month. If Series Z outperforms the S&P 500 Index over the Measuring Period, the base fee is adjusted upward. The monthly upward adjustment is equal to the amount by which Series Z's performance exceeds that of the S&P 500 Index divided by 15 and multiplied by the average daily net assets of Series Z during the Measuring Period to determine the base fee adjustment for the month.. If Series Z underperforms the Index, the base fee is adjusted downward on the same basis. SMC will determine the dollar amount of any performance adjustment each month by multiplying the adjustment percentage by the average daily net assets of Series Z during the Measuring Period and dividing by the number of days in the Measuring Period and then multiplying that amount by the number of days in the current month.

Notes to Financial Statements
June 30, 2006 (unaudited)

     SMC also acts as the administrative agent and transfer agent for the Fund, and as such performs administrative functions, transfer agency and dividend disbursing services, and the bookkeeping, accounting and pricing functions for each series. For these services, the Investment Manager receives the following:

                                               ADMINISTRATIVE FEES
                                             (AS A % OF NET ASSETS)*
                                             -----------------------
Series A (Equity Series)                              0.095%
Series B (Large Cap Value Series)                     0.095%
Series C (Money Market Series)                        0.095%
Series D (Global Series)                              0.150%
Series E (Diversified Income Series)                  0.095%
Series H (Enhanced Index Series)                      0.095%
Series J (Mid Cap Growth Series)                      0.095%
Series N (Managed Asset Allocation Series)            0.150%
Series O (Equity Income Series)                       0.095%
Series P (High Yield Series)                          0.095%
Series Q (Small Cap Value Series)                     0.095%
Series V (Mid Cap Value Series)                       0.095%
Series X (Small Cap Growth Series)                    0.095%
Series Y (Select 25 Series)                           0.095%
Series Z (Alpha Opportunity Series)                   0.150%

* The minimum annual charge for administrative fees is $25,000 for each series.

     SMC is paid the following for providing transfer agent services to the
Fund:

Annual charge per account       $5.00 - $8.00
Transaction fee                 $0.60 - $1.10
Minimum annual charge
   per series                      $25,000
Certain out-of-pocket charges       Varies

The investment advisory contract between the Fund and SMC provides that the total annual expenses of each series (including management fees, but excluding interest, taxes, brokerage commissions and extraordinary expenses) will not exceed the level of expenses which the series is permitted to bear under the most restrictive expense limitation imposed by any state in which shares of the Fund are then offered for sale. For the six month period ended June 30, 2006, SMC agreed to limit the total expenses for Series P, V and X to an annual rate of 2% of the average daily net asset value of each respective series, and limit Series H, Q and Y to an annual rate of 1.75%. SMC has agreed to limit the total other expenses for Series Z to 0.50%.

     At June 30, 2006, Security Benefit Life Insurance Company, through their insurance company separate accounts, owned 100% of the outstanding shares of the Fund and the respective series.

3. UNREALIZED APPRECIATION/DEPRECIATION

     For federal income tax purposes, the amounts of unrealized appreciation (depreciation) on investments at June 30, 2006, were as follows:

                                    GROSS          GROSS         NET UNREALIZED
                                 UNREALIZED     UNREALIZED        APPRECIATION
                                APPRECIATION   (DEPRECIATION)    (DEPRECIATION)
                                ------------   --------------   ---------------
SERIES A
   (Equity)                     $ 85,468,936    $(24,848,257)    $ 60,620,679
SERIES B
   (Large Cap Value)              80,386,415      (9,708,315)      70,678,100
SERIES C
   (Money Market)                      3,372         (22,140)         (18,768)
SERIES D
   (Global)                      138,115,290     (12,840,184)     125,275,106
SERIES E
   (Diversified Income)                   --      (7,445,688)      (7,445,688)
SERIES H
   (Enhanced Index)                3,061,057      (2,444,600)         616,457
SERIES J
   (Mid Cap Growth)              109,650,161     (34,244,423)      75,405,738
SERIES N
   (Managed Asset Allocation)      9,458,155      (3,786,343)       5,671,812
SERIES O
   (Equity Income)                44,609,852     (14,149,592)     30,460,260
SERIES P
   (High Yield)                    2,690,965      (2,974,329)        (283,364)
SERIES Q
  (Small Cap Value)               42,824,847      (5,267,713)      37,557,134
SERIES V
   (Mid Cap Value)               129,615,565     (21,499,446)     108,116,119
SERIES X
   (Small Cap Growth)             11,843,051      (3,891,309)       7,951,742
SERIES Y
   (Select 25)                    14,170,484      (2,973,470)      11,197,014
SERIES Z
   (Alpha Opportunity)               229,453        (688,874)        (459,421)

Notes to Financial Statements
June 30, 2006 (unaudited)

4. INVESTMENT TRANSACTIONS

     Investment transactions for the six months ended June 30, 2006, (excluding overnight investments and shor t-term commercial paper) were as follows:

                                                 PROCEEDS
                                  PURCHASES     FROM SALES
                                ------------   ------------
SERIES A
   (Equity)                     $ 63,670,159   $ 99,400,321
SERIES B
   (Large Cap Value)              38,618,030     59,961,227
SERIES C
   (Money Market)                         --             --
SERIES D
  (Global)                       83,977,395      88,170,797
SERIES E
   (Diversified Income)           76,599,625     69,536,854
SERIES H
   (Enhanced Index)               78,402,711     30,178,733
SERIES J
   (Mid Cap Growth)               56,595,023     76,689,364
SERIES N
   (Managed Asset Allocation)     35,142,034     32,055,259
SERIES O
   (Equity Income)                24,838,480     23,764,814
SERIES P
   (High Yield)                   31,044,849     27,915,465
SERIES Q
   (Small Cap Value)              25,975,955     26,485,720
SERIES V
   (Mid Cap Value)               109,728,743     81,185,749
SERIES X
   (Small Cap Growth)             62,870,866     67,469,026
SERIES Y
   (Select 25)                    54,223,932      1,451,157
SERIES Z
(Alpha Opportunity)              127,499,072    127,834,848

5. OPEN FUTURES CONTRACTS

     Open futures contracts for Series E, Series H and Series Z as of June 30, 2006 were as follows:

                                      NUMBER OF   EXPIRATION    CONTRACT       MARKET     UNREALIZED
                           POSITION   CONTRACTS      DATE        AMOUNT        VALUE      GAIN/(LOSS)
                           --------   ---------   ----------   ----------   -----------   -----------
SERIES E
90-Day Euro Future         Long          100      09-18-2006   23,665,000   $23,605,000     ($60,000)
U.S. 2-Year Note Future    Long           40      09-29-2006    8,139,445     8,111,250      (28,195)
U.S. 5-Year Note Future    Long           40      09-29-2006    4,162,570     4,136,250      (26,320)
U.S. 10-Year Note Future   Long            5      09-15-2006      529,861       524,297       (5,564)
U.S. Long Bond Future      Short         (30)     09-20-2006   (3,205,442)   (3,199,688)       5,754
                                                               ----------    ----------    ---------
                                                               33,291,434    33,177,109     (114,325)
                                                               ----------    ----------    ---------
SERIES H
S&P 500 E-Mini Future      Long           37      09-15-2006   2,306,558    $ 2,366,890    $  60,332
SERIES Z
S&P 500 Index Future       Long           39      09-14-2006   12,468,452   $12,474,150    $   5,698

Notes to Financial Statements
June 30, 2006 (unaudited)

6. OPTIONS WRITTEN

     The following options written were outstanding for Series A as of June 30, 2006:

SERIES A PUT OPTIONS WRITTEN

                                 EXPIRATION   EXERCISE   NUMBER OF    MARKET
COMMON STOCK                        DATE        PRICE    CONTRACTS    VALUE
------------                     ----------   --------   ---------   -------
BJ Services Company                7-21-06     $32.50        632     $ 9,480
KFx, Inc.                          7-21-06      12.50      1,695      16,950
                                                           -----     -------
Total put options outstanding
(premiums received, $207,114)                              2,327     $26,430
                                                           =====     =======

TRANSACTIONS IN OPTIONS WRITTEN FOR SERIES A FOR THE SIX MONTHS ENDED JUNE 30, 2006 WERE AS FOLLOWS:

SERIES A CALL OPTIONS WRITTEN

                                 NUMBER OF    PREMIUM
                                 CONTRACTS     AMOUNT
                                 ---------   ---------
Balance at December 31, 2005          --     $      --
Opened                             2,926       286,696
Expired                           (2,285)     (268,749)
Exercised                           (641)      (17,947)
                                  ------     ---------
Balance at June 30, 2006              --     $      --
                                  ======     =========

SERIES A PUT OPTIONS WRITTEN

                                 NUMBER OF    PREMIUM
                                 CONTRACTS     AMOUNT
                                 ---------   ---------
Balance at December 31, 2005         747     $ 149,266
Opened                             6,945       727,667
Bought Back                         (166)      (49,466)
Expired                           (4,344)     (440,944)
Exercised                           (855)     (179,409)
                                  ------     ---------
Balance at June 30, 2006           2,327     $ 207,114
                                  ======     =========

TRANSACTIONS IN OPTIONS WRITTEN FOR SERIES B FOR THE SIX MONTHS ENDED JUNE 30, 2006 WERE AS FOLLOWS:

SERIES B CALL OPTIONS WRITTEN

                                 NUMBER OF    PREMIUM
                                 CONTRACTS     AMOUNT
                                 ---------   ---------
Balance at December 31, 2005          --     $      --
Opened                             3,410       358,805
Expired                           (2,354)     (202,522)
Exercised                         (1,056)     (156,283)
                                  ------     ---------
Balance at June 30, 2006              --     $      --
                                  ======     =========

SERIES B PUT OPTIONS WRITTEN

                                 NUMBER OF    PREMIUM
                                 CONTRACTS     AMOUNT
                                 ---------   ---------
Balance at December 31, 2005        650      $ 135,564
Opened                              552        164,491
Bought Back                        (161)       (47,976)
Expired                            (650)      (135,565)
Exercised                          (391)      (116,514)
                                   ----      ---------
Balance at June 30, 2006             --      $      --
                                   ====      =========

     The following options written were outstanding for Series J as of June 30, 2006:

SERIES J CALL OPTIONS WRITTEN

                                 EXPIRATION   EXERCISE   NUMBER OF    MARKET
COMMON STOCK                        DATE        PRICE    CONTRACTS    VALUE
------------                     ----------   --------   ---------   -------
ADC Telecommunications, Inc.       8-18-06     $17.50      1,200     $72,000
BJ Services Company                7-21-06      40.00        600      24,000
Tractor Supply Company             7-21-06      65.00        365       1,825
                                                           -----     -------
Total call options outstanding
(premiums received, $379,059)                              2,165     $97,825
                                                           =====     =======

TRANSACTIONS IN OPTIONS WRITTEN FOR SERIES J FOR THE SIX MONTHS ENDED JUNE 30, 2006 WERE AS FOLLOWS:

SERIES J CALL OPTIONS WRITTEN

                                 NUMBER OF    PREMIUM
                                 CONTRACTS     AMOUNT
                                 ---------   ---------
Balance at December 31, 2005       2,630     $ 664,314
Opened                             6,177       840,590
Expired                           (4,820)     (581,617)
Exercised                         (1,822)     (544,228)
                                  ------     ---------
Balance at June 30, 2006           2,165     $ 379,059
                                  ======     =========

SERIES J PUT OPTIONS WRITTEN

                                 NUMBER OF    PREMIUM
                                 CONTRACTS     AMOUNT
                                 ---------   ---------
Balance at December 31, 2005       2,118     $ 350,735
Opened                               929       202,174
Expired                           (3,047)     (552,909)
                                  ------     ---------
Balance at December 31, 2005          --     $      --
                                  ======     =========

     The following options written were outstanding for Series Q as of June 30, 2006:

SERIES Q CALL OPTIONS WRITTEN

                                 EXPIRATION   EXERCISE   NUMBER OF     MARKET
COMMON STOCK                        DATE        PRICE    CONTRACTS      VALUE
------------                     ----------   --------   ---------   ----------
Apex Silver Mines, Ltd.            7-21-06     $12.50        25      $    6,000
                                   7-21-06      15.00        80           7,200
                                   8-18-06      12.50        15           4,125
                                   8-18-06      15.00        30           3,450
                                  10-20-06      12.50        45          16,650
                                  10-20-06      15.00       125          28,750
                                  10-20-06      17.50       115          14,950
                                  10-20-06      20.00       100           6,500
Applera Corporation -
   Applied Biosystems Group        8-18-06      30.00        25           8,000
                                   9-15-06      25.00        15          11,250
                                   9-15-06      30.00        60          21,000
Armor Holdings, Inc.               7-21-06      50.00         5           2,400
                                   7-21-06      55.00        25           3,500
                                   8-18-06      50.00        35          19,250
                                   8-18-06      60.00        30           2,250
                                  11-17-06      60.00         5           1,275
Ashland, Inc.                      7-21-06      60.00        10           6,900
                                   7-21-06      65.00        10           2,550
                                   8-18-06      65.00        10           3,900

Notes to Financial Statements
June 30, 2006 (unaudited)

                                 EXPIRATION   EXERCISE   NUMBER OF     MARKET
COMMON STOCK                        DATE        PRICE    CONTRACTS      VALUE
------------                     ----------   --------   ---------   ----------
Ashland, Inc. (continued)         10-20-06     $60.00         5      $    4,350
                                  10-20-06      65.00        20          10,600
                                  10-20-06      70.00        55          15,675
Bausch & Lomb, Inc.                7-21-06      45.00        25          11,500
                                   7-21-06      50.00       115          16,675
                                   8-18-06      30.00        45          11,025
                                  10-20-06      45.00        20          13,200
                                  10-20-06      50.00        25          11,250
BJ Services Company                7-21-06      32.50         5           2,450
                                   7-21-06      35.00       100          27,500
                                  10-20-06      32.50        60          38,400
                                  10-20-06      35.00        50          24,000
                                  10-20-06      37.50        63          21,420
                                  10-20-06      40.00        55          14,300
Carpenter Technology
   Corporation                     9-15-06      70.00        60         258,600
                                   9-15-06      75.00        20          76,800
                                   9-15-06      85.00         5          14,750
                                   9-15-06      90.00         5          12,650
                                  12-15-06      70.00        50         225,000
                                  12-15-06      75.00        15          60,600
                                  12-15-06      80.00        15          54,450
                                  12-15-06      85.00        40         129,200
                                  12-15-06      90.00        15          42,900
Celestica, Inc.                    9-15-06      10.00        10             400
Chesapeake Corporation             8-18-06      15.00        15           2,100
                                  11-17-06      15.00        20           3,500
Chicago Bridge & Iron
   Company N.V.                   10-20-06      22.50        25           8,250
                                  10-20-06      25.00       230          46,000
                                  10-20-06      30.00        25           1,250
Coherent, Inc.                     8-18-06      30.00         5           2,050
                                  11-17-06      30.00        25          13,000
                                  11-17-06      35.00        40           9,000
                                  11-17-06      40.00        10             750
                                   8-18-16      35.00        45           4,725
EGL, Inc.                          7-21-06      45.00         5           2,500
                                   8-18-06      30.00         5           9,850
                                   8-18-06      35.00         5           7,400
                                   8-18-06      45.00         5           2,800
                                   8-18-06      50.00         5           1,650
Encore Wire Corporation            7-21-06      30.00        25          15,000
                                   8-18-06      22.50        50          68,000
                                   8-18-06      25.00        65          73,450
                                   8-18-06      30.00        35          25,550
                                  11-17-06      25.00        25          31,250
                                  11-17-06      30.00       172         154,800
Endurance Specialty
Holdings, Ltd.                     7-21-06      30.00         5             850
Foot Locker, Inc.                  8-18-06      20.00        10           4,500
                                   8-18-06      25.00        30           4,500
                                  11-17-06      25.00        10           1,900
Forest Oil Corporation             8-18-06      30.00        25           9,250
                                   8-18-06      50.00        15           2,475
                                  11-17-06      30.00        10           5,000
                                  11-17-06      35.00        15           3,375
Glamis Gold, Ltd.                  7-21-06      30.00        80          62,400
                                   8-18-06      22.50        10          15,400
                                   8-18-06      25.00        35          45,150
                                   8-18-06      30.00       200         172,000
                                   8-18-06      35.00       275         132,000
                                   8-18-06      40.00        15           3,150
                                  11-17-06      30.00       120         118,800
                                  11-17-06      35.00        80          51,200
                                  11-17-06      40.00       140          60,200

                                 EXPIRATION   EXERCISE   NUMBER OF    MARKET
COMMON STOCK                        DATE        PRICE    CONTRACTS     VALUE
------------                     ----------   --------   ---------   --------
Global Industries, Ltd.            9-15-06     $15.00        25      $    4,875
                                   9-15-06      17.50        20           2,100
                                  12-15-06      20.00        25           2,500
Goldcorp, Inc.                     7-21-06      25.00         5           2,700
                                   7-21-06      27.50        25           7,500
                                   7-21-06      30.00        35           4,725
                                   8-18-06      30.00        25           6,125
                                   8-18-06      32.50        15           1,995
                                  10-20-06      22.50        50          42,000
                                  10-20-06      25.00        20          13,200
                                  10-20-06      27.50        25          12,000
                                  10-20-06      30.00        20           7,200
                                  10-20-06      32.50        30           7,500
                                  10-20-06      35.00        35           5,950
Helix Energy Solutions

   Group, Inc.                     7-21-06      30.00        50          38,000
                                   7-21-06      35.00         5           1,700
                                   8-18-06      35.00         5           2,200
                                   9-15-06      30.00         5           3,950
                                   9-15-06      35.00         5           2,450
Helmerich & Payne, Inc.            7-21-06      55.00         5           2,900
                                   9-15-06      55.00        10           7,800
Hydril                             9-15-06      60.00        10          19,300
                                   9-15-06      65.00        45          67,500
                                   9-15-06      70.00        30          33,600
                                  12-18-06      70.00        20          28,200
Input-Output, Inc.                11-17-06      10.00       100           7,500
Intermec, Inc.                     7-21-06      22.50        15           2,175
InterOil Corporation               7-21-06      12.50        25          15,500
                                   7-21-06      15.00        40          15,600
                                   7-21-06      17.50        50          10,000
                                   8-18-06      20.00        45           9,225
                                   9-15-06      12.50        10           6,800
                                   9-15-06      15.00        30          15,000
                                   9-15-06      17.50        20           7,600
                                   9-15-06      20.00        15           3,900
                                   9-15-06      22.50        40           7,200
                                   9-15-06      25.00        15           1,875
                                  12-15-06      15.00        35          21,000
Ipsco, Inc.                        7-21-06      85.00       100         115,000
                                   7-21-06      90.00        45          33,300
                                   9-15-06      75.00       100         224,000
                                   9-15-06      80.00        45          81,450
                                   9-15-06      85.00        70         100,100
                                   9-15-06      90.00         5           5,650
                                   9-15-06      95.00         5           4,050
                                  12-15-06      80.00        30          63,300
                                  12-15-06      85.00         5           8,900
                                  12-15-06      90.00        10          14,700
Jarden Corporation                 7-21-06      25.00         5           2,450
                                   7-21-06      30.00        40           2,600
                                  10-20-06      25.00        20          11,600
                                  10-20-06      30.00        35           8,750
Manor Care, Inc.                   8-18-06      40.00         5           3,500
                                  11-17-06      45.00         5           1,950
Mariner Energy, Inc.               8-18-06      17.50        40           6,400
                                   8-18-06      20.00        15             675
                                  11-17-06      15.00        15           6,000
                                  11-17-06      17.50        40           9,600
                                  11-17-06      20.00        40           5,400
Martek Biosciences                 9-15-06      22.50        20          14,200
   Corporation

Notes to Financial Statements
June 30, 2006 (unaudited)

                                 EXPIRATION   EXERCISE   NUMBER OF     MARKET
COMMON STOCK                        DATE        PRICE    CONTRACTS      VALUE
------------                     ----------   --------   ---------   ----------
Matrix Service Company             8-18-06     $12.50        35      $    1,400
                                  11-17-06      10.00        10           2,200
Meridian Gold, Inc.                7-21-06      20.00        20          23,000
                                   7-21-06      22.50        25          22,500
                                   7-21-06      25.00        40          26,400
                                   7-21-06      30.00        15           3,675
                                   8-18-06      30.00        15           5,400
                                   8-18-06      35.00        10           1,250
                                  10-20-06      22.50        10           9,900
                                  10-20-06      25.00        40          31,600
                                  10-20-06      30.00        20           9,200
                                  10-20-06      35.00        70          17,850
                                  10-20-06      40.00        25           3,250
Newfield Exploration Company       7-21-06      40.00        15          13,500
                                   7-21-06      45.00        35          15,750
                                   8-18-06      40.00        10           9,500
                                   8-18-06      50.00        25           6,000
                                   8-18-06      55.00        10           1,100
                                   9-15-06      35.00         5           7,150
                                   9-15-06      40.00        45          45,000
                                   9-15-06      45.00        80          52,000
                                   9-15-06      50.00        30          10,800
                                   9-15-06      55.00        15           2,775
                                  12-15-06      60.00        10           2,100
Noble Energy, Inc.                 7-21-06      40.00        15          10,350
                                   8-18-06      35.00         5           5,950
                                   8-18-06      40.00         5           3,700
                                   8-18-06      45.00        30          11,400
                                   8-18-06      50.00        15           2,250
                                  11-17-06      40.00        10           8,700
                                  11-17-06      45.00        90          48,600
                                  11-17-06      50.00        35          11,550
                                  11-17-06      55.00        25           4,750
Oceaneering International, Inc.    7-21-06      27.50        95         161,500
                                   7-21-06      30.00       190         275,500
                                   7-21-06      32.50        70          84,000
                                   7-21-06      37.50        10           7,100
                                   7-21-06      40.00        30          12,300
                                   8-18-06      35.00         5           5,000
                                  10-20-06      25.00        40          80,000
                                  10-20-06      30.00        70         107,800
                                  10-20-06      32.50        40          52,800
                                  10-20-06      35.00        65          71,500
OM Group, Inc.                     7-21-06      30.00        25           4,500
                                   9-15-06      22.50        25          21,250
                                   9-15-06      25.00        50          32,000
                                   9-15-06      30.00        50          15,000
                                   9-15-06      35.00        15           1,725
Omnicare, Inc.                     7-21-06      45.00         5           1,550
                                   7-21-06      47.50         5             775
                                   9-15-06      47.50        15           4,950
Payless ShoeSource, Inc.           7-21-06      25.00         5           1,150
                                   8-18-06      25.00        20           5,900
                                   9-15-06      25.00        20           6,200
PetroQuest Energy, Inc.           10-20-06      12.50        25           3,250
Pioneer Natural Resources
   Company                         7-21-06      45.00        30           8,700
                                   8-18-06      45.00        10           3,600
                                   8-18-06      50.00        15           2,250
                                   9-15-06      40.00        40          20,800
                                   9-15-06      45.00        50          22,000
                                   9-15-06      50.00        25           4,875

                                 EXPIRATION   EXERCISE   NUMBER OF     MARKET
COMMON STOCK                        DATE        PRICE    CONTRACTS      VALUE
------------                     ----------   --------   ---------   ----------
Pioneer Natural Resources
   Company (continued)            12-15-06     $45.00        10      $    3,300
                                  12-15-06      55.00        10           1,700
PolyOne Corporation               11-17-06      10.00       200           7,000
   PortalPlayer, Inc.              7-21-06      10.00        35           1,400
                                   8-18-06      10.00        25           1,750
                                  11-17-06      12.50        20           1,100
Pride International, Inc.          7-21-06      30.00        10           2,000
                                   8-18-06      30.00        10           3,200
                                   8-18-06      35.00        15           2,100
                                  10-20-06      30.00        10           4,000
                                  10-20-06      35.00        15           2,925
R.H. Donnelley Corporation        11-17-06      55.00        25           6,375
Randgold Resources, Ltd. ADR       8-18-06      20.00        10           2,200
                                   8-18-06      22.50        10           1,100
                                   9-15-06      22.50        50           7,250
                                  12-15-06      22.50        25           6,000
                                  12-15-06      25.00        15           2,550
Range Resources Corporation        7-21-06      25.00        40          10,400
                                   8-18-06      25.00        70          21,000
                                   9-15-06      25.00        65          22,100
                                   9-15-06      30.00        25           2,750
                                  12-15-06      25.00        15           6,600
                                  12-15-06      30.00        50          10,500
Remington Oil & Gas
   Corporation                     9-15-06      40.00        10           4,100
Sharper Image Corporation          7-21-06      12.50        30             150
Smith International, Inc.          7-21-06      35.00        25          23,750
                                   7-21-06      37.50         5           3,550
                                   7-21-06      40.00        35          16,800
                                   7-21-06      45.00        10           1,250
                                   8-18-06      45.00        50          12,250
                                  10-20-06      40.00        10           6,500
                                  10-20-06      42.50        10           4,900
                                  10-20-06      45.00        10           3,600
                                  10-20-06      47.50        20           5,000
                                  10-20-06      50.00        10           1,850
Steel Dynamics, Inc.               7-21-06      55.00        40          36,400
                                   8-18-06      50.00       135         194,400
                                   8-18-06      55.00        95          92,150
                                   8-18-06      60.00        10           6,700
                                   8-18-06      65.00        15           6,000
                                  11-17-06      45.00        10          20,200
                                  11-17-06      50.00        55          89,100
                                  11-17-06      55.00        50          63,000
                                  11-17-06      60.00        10           9,600
                                  11-17-06      65.00        20          14,000
                                  11-17-06      70.00        20          10,000
Too, Inc.                          7-21-06      40.00        20           1,900
                                   8-18-06      40.00        20           3,400
                                  11-17-06      40.00         5           1,500
                                  11-17-06      45.00        15           2,100
Toreador Resources Corporation     9-15-06      22.50       100          55,000
Transocean, Inc.                   7-21-06      80.00        25           6,875
                                   8-18-06      70.00        30          36,000

Notes to Financial Statements
June 30, 2006 (unaudited)

                                    EXPIRATION   EXERCISE   NUMBER OF     MARKET
COMMON STOCK                           DATE        PRICE    CONTRACTS      VALUE
------------                        ----------   --------   ---------   ----------
United States Steel
   Corporation                        7-21-06     $40.00         50     $  150,500
                                      7-21-06      45.00         50        125,500
                                      7-21-06      55.00         50         75,500
                                      7-21-06      60.00         55         52,800
                                      8-18-06      70.00         15          7,500
                                     10-20-06      55.00         40         68,000
                                     10-20-06      60.00         50         66,500
                                     10-20-06      75.00         15          7,500
Vishay Intertechnology, Inc.          7-21-06      12.50         10          3,100
                                      7-21-06      15.00         25          2,250
                                     10-20-06      15.00         55          8,800
Willbros Group, Inc.                  9-15-06      20.00         25          2,125
                                                              -----     ----------
Total call options outstanding
   (premiums received $4,599,736)                             9,225     $6,497,465
                                                              =====     ==========

TRANSACTIONS IN OPTIONS WRITTEN FOR SERIES Q FOR THE SIX MONTHS ENDED JUNE 30, 2006 WERE AS FOLLOWS:

SERIES Q CALL OPTIONS WRITTEN

                                 NUMBER OF     PREMIUM
                                 CONTRACTS      AMOUNT
                                 ---------   -----------
Balance at December 31, 2005        6,197    $ 2,559,077
Opened                             26,386     10,337,550
Bought Back                       (21,115)    (7,717,473)
Expired                            (1,565)      (264,038)
Exercised                            (678)      (315,380)
                                  -------    -----------
Balance at June 30, 2006            9,225    $ 4,599,736
                                  =======    ===========

     The following options written were outstanding for Series V as of June 30, 2006:

SERIES V CALL OPTIONS WRITTEN

                                    EXPIRATION   EXERCISE   NUMBER OF     MARKET
COMMON STOCK                           DATE        PRICE    CONTRACTS      VALUE
------------                        ----------   --------   ---------   ----------
Archer-Daniels-Midland Company        9-15-06     $35.00        700     $  525,000
                                      9-15-06      45.00        500         92,500
Inco, Ltd.                            7-21-06      55.00        390        405,600
Keane, Inc.                           8-18-06      15.00      1,000         30,000
McDermott International, Inc.         8-18-06      36.63        370        516,150
Regis Corporation                     8-18-06      35.00        610         94,550
Universal Health Services, Inc.       7-21-06      50.00        700         73,500
                                                              -----     ----------
Total call options outstanding
   (premiums received, $1,122,456)                            4,270     $1,737,300
                                                              =====     ==========

SERIES V PUT OPTIONS WRITTEN

                                    EXPIRATION   EXERCISE   NUMBER OF    MARKET
COMMON STOCK                           DATE        PRICE    CONTRACTS    VALUE
------------                        ----------   --------   ---------   -------
Arch Coal, Inc.                       7-21-06     $35.00       500      $11,500
                                                               ---      -------
Total put options outstanding
   (premiums received, $76,497)                                500      $11,500
                                                               ===      =======

TRANSACTIONS IN OPTIONS WRITTEN FOR SERIES V FOR THE SIX MONTHS ENDED JUNE 30, 2006 WERE AS FOLLOWS:

SERIES V CALL OPTIONS WRITTEN

                                 NUMBER OF     PREMIUM
                                 CONTRACTS     AMOUNT
                                 ---------   ----------
Balance at December 31, 2005       2,226     $  307,776
Opened                            10,925      2,438,837
Bought Back                         (370)      (158,355)
Expired                           (5,389)      (893,790)
Exercised                         (3,122)      (572,012)
                                  ------     ----------
Balance at June 30, 2006           4,270     $1,122,456
                                  ======     ==========

SERIES V PUT OPTIONS WRITTEN

                                 NUMBER OF     PREMIUM
                                 CONTRACTS     AMOUNT
                                 ---------   ----------
Balance at December 31, 2005       2,794     $ 448,752
Opened                             4,865       499,044
Expired                           (4,444)     (617,197)
Exercised                         (2,715)     (254,102)
                                  ------     ---------
Balance at June 30, 2006             500     $  76,497
                                  ======     =========

     The following options written were outstanding for Series Y as of June 30, 2006:

SERIES Y PUT OPTIONS WRITTEN

                                 EXPIRATION   EXERCISE   NUMBER OF   MARKET
COMMON STOCK                        DATE        PRICE    CONTRACTS    VALUE
------------                     ----------   --------   ---------   ------
BJ Services Company                7-21-06     $32.50       132      $1,980
                                                            ---      ------
Total put options outstanding
   (premiums received, $13,596)                             132      $1,980
                                                            ===      ======

TRANSACTIONS IN OPTIONS WRITTEN FOR SERIES Y FOR THE SIX MONTHS ENDED JUNE 30, 2006 WERE AS FOLLOWS:

SERIES Y CALL OPTIONS WRITTEN

                                 NUMBER OF    PREMIUM
                                 CONTRACTS    AMOUNT
                                 ---------   ---------
Balance at December 31, 2005          --     $     --
Opened                               469       44,014
Expired                             (344)     (40,514)
Exercised                           (125)      (3,500)
                                    ----     --------
Balance at June 30, 2006              --     $     --
                                    ====     ========

SERIES Y PUT OPTIONS WRITTEN

                                 NUMBER OF    PREMIUM
                                 CONTRACTS     AMOUNT
                                 ---------   ---------
Balance at December 31, 2005         90      $ 18,771
Opened                              197        18,990
Expired                            (155)      (24,165)
                                   ----      --------
Balance at June 30, 2006            132      $ 13,596
                                   ====      ========

Notes to Financial Statements
June 30, 2006 (unaudited)

7. FEDERAL TAX MATTERS

     Net investment income and net realized gains (losses) may differ for financial statement and tax purposes because of temporar y or permanent book/tax dif ferences. These differences are primarily due to interest income accrued for defaulted and variable rate securities for tax purposes, differing book and tax amortization methods for premium and market discount, consent dividends, ordinary net operating losses and the expiration of capital loss carryovers. To the extent these dif ferences are permanent dif ferences, adjustments are made to the approriate equity accounts in the period that the differences arise. The following adjustments were made to the Statement of Assets and Liabilities at December 31, 2005 to reflect permanent differences:

            ACCUMULATED    UNDISTRIBUTED
           NET REALIZED   NET INVESTMENT
            GAIN/(LOSS)       INCOME       PAID-IN-CAPITAL
           ------------   --------------   ---------------
Series A   $ (8,824,507)   $(4,363,888)      $13,188,395
Series B             --     (4,627,033)        4,627,033
Series C             --       (598,153)          598,153
Series D        857,856     (2,400,585)        1,542,729
Series E      2,586,658     (7,164,327)        4,577,669
Series G             --       (212,012)          212,012
Series H             --       (480,803)          480,803
Series J       (369,690)     1,885,536        (1,515,846)
Series N       (595,475)    (1,590,838)        2,186,313
Series O     (6,714,739)    (2,782,104)        9,496,843
Series P         34,894     (4,905,288)        4,870,394
Series Q    (10,910,785)       706,322        10,204,463
Series S             --     (1,093,613)        1,093,613
Series V    (26,210,930)      (956,660)       27,167,590
Series W            (79)      (360,304)          360,383
Series X             --        726,687          (726,687)
Series Y             --         13,661           (13,661)
Series Z     (1,099,435)        45,586         1,053,849

Notes to Financial Statements
June 30, 2006 (unaudited)

7. FEDERAL TAX MATTERS (CONTINUED)

     At December 31, 2005, the following funds had capital loss carryovers and deferred post-October losses to offset future realized capital gains as follows:

                        CAPITAL LOSS
                          CARRYOVER                                  DEFERRED
                          UTILIZED     CAPITAL LOSS                POST-OCTOBER
           EXPIRATION      IN 2005      CARRYOVERS    EXPIRES IN      LOSSES
           ----------   ------------   ------------   ----------   ------------
Series B   $       --    $47,389,288   $135,230,337      2008        $     --
                   --             --      5,057,813      2009
                   --             --     87,172,720      2010
                   --             --     26,620,854      2011
           ----------    -----------   ------------
           $       --    $47,389,288   $254,081,724
           ==========    ===========   ============
Series D   $       --    $10,014,130   $         --      2010         599,971
                   --     13,788,921             --      2011
           ----------    -----------   ------------
           $       --    $23,803,051   $         --
           ==========    ===========   ============
Series E   $2,716,604    $   569,753   $         --      2005          81,563
                   --             --        389,008      2007
                   --             --      9,322,945      2008
                   --             --        719,015      2010
                   --             --        350,320      2012
           ----------    -----------   ------------
           $2,716,604    $   569,753   $ 10,781,288
           ==========    ===========   ============
Series G   $       --    $   475,571   $  4,019,004      2008              --
                   --             --      4,785,898      2009
                   --             --      4,762,728      2010
                   --             --      3,378,968      2011
           ----------    -----------   ------------
           $       --    $   475,571   $ 16,946,598
           ==========    ===========   ============
Series H   $       --    $   287,482   $         --      2008              --
                   --      1,838,302        207,817      2009
                   --             --      3,351,705      2010
                   --             --      5,084,189      2011
           ----------    -----------   ------------
           $       --    $ 2,125,784   $  8,643,711
           ==========    ===========   ============
Series J   $       --    $ 2,680,821   $         --      2010              --
           ==========    ===========   ============
Series O   $       --    $        --   $         --                       169
Series P   $       --    $   340,864   $         --      2009              --
                   --      1,081,601             --      2010
                   --         17,895        653,319      2011
           ----------    -----------   ------------
           $       --    $ 1,440,360   $    653,319
           ==========    ===========   ============
Series S   $       --    $ 1,235,368   $         --      2010              --
           ==========    ===========   ============
Series W   $       --    $ 2,726,862   $  1,062,007      2010              87
                                          1,398,760      2011
           ----------    -----------   ------------
           $       --    $ 2,726,862   $  2,460,767
           ==========    ===========   ============
Series X   $       --    $ 8,407,261   $ 14,990,826      2009              --
                   --             --      9,772,253      2010
           ----------    -----------   ------------
           $       --    $ 8,407,261   $ 24,763,079
           ==========    ===========   ============
Series Y   $       --    $    91,338   $         --      2007              --
                   --      1,274,396      2,759,633      2008
                   --             --      5,673,178      2009
                   --             --      5,905,423      2010
                   --             --      6,092,310      2011
                   --             --        338,147      2012
           ----------    -----------   ------------
           $       --    $ 1,365,734   $ 20,768,691
           ==========    ===========   ============

Notes to Financial Statements
June 30, 2006 (unaudited)

7. FEDERAL TAX MATTERS (CONTINUED)

The character of distributions paid during the years ended December 31, 2004 and 2005 were as follows:

Distributions from:

            ORDINARY      LONG-TERM
             INCOME     CAPITAL GAIN      TOTAL
           ----------   ------------   ----------
2004
Series A   $  557,400            --    $  557,400
Series B      250,785            --       250,785
Series C       39,471            --        39,471
Series E    1,418,099            --     1,418,099
Series H       34,570            --        34,570
Series N      456,463            --       456,463
Series O      344,457            --       344,457
Series P      557,357            --       557,357
Series Q           --       617,424       617,424
Series S       55,978            --        55,978
Series V    1,861,428     4,229,761     6,091,189
Series W       17,331            --        17,331
Series Z    1,014,665       173,067     1,187,732

Short term distributions are treated as ordinary distributions for federal income tax purposes.

In addition, the Fund declared ordinary and long-term capital gain consent dividends for the year ended December 31, 2004, as shown below. These amounts have been deemed paid and contributed to the Fund as additional paid in capital.

           ORDINARY CONSENT   LONG-TERM CAPITAL GAIN
              DIVIDENDS          CONSENT DIVIDENDS
           ----------------   ----------------------
Series A      $4,363,888            $ 8,824,507
Series B       4,627,033                     --
Series C         598,153                     --
Series D       1,542,729                     --
Series E       7,294,293                     --
Series G         212,012                     --
Series H         480,803                     --
Series N       1,724,188                462,134
Series O       4,239,748              5,257,095
Series P       4,870,394                     --
Series Q       1,609,496              8,934,887
Series S       1,093,613                     --
Series V       4,212,873             22,954,717
Series W         360,383                     --
Series Z         712,752                341,097

     It is the Fund's intent to utilize consent dividends for their 2005 taxable earnings.

As of December 31, 2005, the components of distributable earnings/(deficit) on a tax basis were as follows:

           UNDISTRIBUTED   UNDISTRIBUTED     ACCUMULATED      UNREALIZED
              ORDINARY       LONG-TERM       CAPITAL AND     APPRECIATION       DISTRIBUTABLE
               INCOME           GAIN        OTHER LOSSES    (DEPRECIATION)   EARNINGS (DEFICIT)
           -------------   -------------   --------------   --------------   ------------------
Series A     $2,686,549     $19,401,500    $          --     $ 78,959,382      $ 101,047,431
Series B      3,971,506              --     (254,081,724)      44,626,684       (205,483,534)
Series C      2,001,810              --               --          (13,476)         1,988,334
Series D      1,919,630      24,242,913         (599,971)     136,529,083        162,091,655
Series E      6,927,450              --      (10,862,851)      (3,117,876)        (7,053,277)
Series G         40,003              --      (16,946,598)       4,064,069        (12,842,526)
Series H        436,418              --       (8,643,711)         349,107         (7,858,186)
Series J             --      34,360,975               --       94,273,202        128,634,177
Series N      2,206,882       5,259,988               --        7,745,717         15,212,587
Series O      4,493,249      12,422,467             (169)      23,392,552         40,308,099
Series P      4,706,495              --         (653,319)        (359,510)         3,693,666
Series Q             --      12,111,362               --       31,639,397         43,750,759
Series S        280,972       3,140,119               --        3,691,615          7,112,706
Series V      4,649,462      33,961,122               --      104,860,099        143,470,683
Series W        313,784              --       (2,460,854)       3,111,261            964,191
Series X             --              --      (24,763,079)      11,366,717        (13,396,362)
Series Y             --              --      (20,768,691)       7,354,465        (13,414,226)
Series Z      1,764,168          71,864               --         (137,755)         1,698,277

     The difference between book basis and tax basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains on certain forward foreign currency contracts, passive foreign investment companies and certain appreciated securities at January 1, 2001.

Notes to Financial Statements
June 30, 2006 (unaudited)

     For federal income tax purposes, the following Series designate the amounts set for th below as capital gain dividends for the year ended December 31, 2005:

            LONG-TERM CAPITAL
           GAIN DISTRIBUTIONS*
           -------------------
Series A       $ 8,824,507
Series N           462,134
Series O         5,257,095
Series Q         8,934,887
Series V        22,954,717
Series Z           341,097

*    Paid via consent dividends

8. AFFILIATED TRANSACTIONS*

     Investments representing 5% or more of the outstanding voting securities of a portfolio company of a fund result in that portfolio company being considered an affiliated company of such fund, as defined in the 1940 Act. The aggregate market value of all securities of affiliated companies held in Series J as of June 30, 2006 amounted to $554,622 which represents 0.13% of net assets. There were no affiliated companies held in any other Series. Transactions in Series J during the six months ended June 30, 2006 in which the portfolio company is an "affiliated person" are as follows:

                       THERMOENERGY   THERMOENERGY
                        CORPORATION    CORPORATION
                           PIPE         WARRANTS
                       ------------   ------------
DECEMBER 31, 2005
Balance
   Shares                1,380,000      1,380,000
   Cost                 $1,302,103     $  353,897
Gross Additions
   Shares                       --             --
   Cost                 $       --     $       --
Gross Reductions
   Shares                       --             --
   Cost                 $       --     $       --

JUNE 30, 2006
Balance
   Shares                1,380,000      1,380,000
   Cost                 $1,302,103     $  353,897
Realized Gain/(Loss)            --             --
Investment Income               --             --

* As a result of Series J's beneficial ownership of the common stock of these por tfolio companies, applicable regulations require that the Series state that it may be deemed an affiliate of the respective portfolio company. The Series disclaims that the "affiliated persons" are affiliates of the Distributor, Advisor, Series or any other client of the Advisor.

9. ACQUISITION OF SERIES W OF SBL FUND

     Pursuant to a plan of reorganization approved by the stockholders of Series W of SBL Fund, Series H of SBL Fund acquired all of the net assets of Series W on June 16, 2006 which totalled $52,914,356. A total of 5,615,796 shares of Series W were exchanged for 5,481,948 shares of Series H immediately after the closing date. This exchange qualified as a tax-free reorganization under Section 368(a)(1)(c) of the Internal Revenue Code. Series W's net assets included $743,249 of unrealized appreciation, $432,514 of accumulated net investment income and $107,239 of accumulated realized gain on sale of investments. The aggregate net assets of Series H immediately before the acquisition totalled $43,263,368 and following the acquisition, the combined net assets of Series H totalled $96,177,724.

10. ACQUISITION OF SERIES G OF SBL FUND

     Pursuant to a plan of reorganization approved by the stockholders of Series G of SBL Fund, Series Y of SBL Fund acquired all of the net assets of Series G on June 16, 2006 which totalled $46,089,706. A total of 7,094,570 shares of Series G were exchanged for 4,606,863 shares of Series Y immediately after the closing date. This exchange qualified as a tax-free reorganization under Section 368(a)(1)(c) of the Internal Revenue Code. Series G's net assets included $3,219,555 of unrealized appreciation, $64,408 of accumulated net investment income and $16,205,387 of accumulated realized loss on sale of investments. The aggregate net assets of Series Y immediately before the acquisition totalled $45,276,152 and following the acquisition, the combined net assets of Series Y totalled $91,365,858.

11. ACQUISITION OF SERIES S OF SBL FUND

     Pursuant to a plan of reorganization approved by the stockholders of Series S of SBL Fund, Neuberger Berman AMT Socially Responsive, Class S shares acquired all of the net assets of Series S on June 16, 2006 which totalled $85,059,343. This exchange qualified as a tax-free reorganization under Section 368(a)(1)(c) of the Internal Revenue Code.

Special Stockholders Meeting
(unaudited)

     A special meeting of the stockholders of Series G, Series S, and Series W of SBL Fund was held on June 1, 2006. Each matter voted upon at the meeting, as well as the number of votes cast for, against or withheld, and the number of abstentions with respect to such matters are set forth below:

          (1) The approval of a plan of reorganization providing for the acquisition of all of the assets and liabilities of SBL Fund, Series G ("Large Cap Growth Series") by SBL Fund, Series Y ("Select 25 Series") solely in exchange for shares of the Select 25 Series, followed by the complete liquidation of the Large Cap Growth Series. The following votes were cast regarding this matter:

                     VOTES FOR   VOTES AGAINST/ABSTENTIONS
                     ---------   -------------------------
SBL Fund, Series G   7,012,314            961,409

          (2) The approval of a plan of reorganization providing for the acquisition of all of the assets and liabilities of SBL Fund, Series S ("Social Awareness Series") by Neuberger Berman AMT Socially Responsive Fund, Class S shares solely in exchange for shares of the Neuberger Berman AMT Socially Responsive Fund, Class S shares followed by the complete liquidation of the Social Awareness Series. The following votes were cast regarding this matter:

                     VOTES FOR   VOTES AGAINST/ABSTENTIONS
                     ---------   -------------------------
SBL Fund, Series S   3,351,972            459,565

          (2) The approval of a plan of reorganization providing for the acquisition of all of the assets and liabilities of SBL Fund, Series W ("Main Street Growth and Income(R) Series") by SBL Fund, Series H ("Enhanced Index Series") solely in exchange for shares of the Enhanced Index Series, followed by the complete liquidation of the Main Street Growth and Income(R) Series. The following votes were cast regarding this matter:

                     VOTES FOR   VOTES AGAINST/ABSTENTIONS
                     ---------   -------------------------
SBL Fund, Series W   3,582,282            491,142

Directors and Officers (unaudited)
The business address of each director and officer is One Security Benefit Place, Topeka, KS 66636-0001.

DIRECTORS

NAME
(DATE OF BIRTH)
YEAR ELECTED***          PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
---------------          -------------------------------------------
Donald A. Chubb, Jr.**   Business broker, Griffith & Blair Realtors
(12-14-46)               Director - Jayhawk Area Boy Scouts Council
1994

Harry W. Craig, Jr.**    Chairman, CEO, Secretary & Director,
(05-11-39)               The Martin Tractor Company, Inc.;
2004                     Director - Stormont-Vail Corporation
                         Director - Concerned Citizens for Topeka
                         Director - Oscar S. Stauffer Executive in Residence

Jerry B. Farley**        President, Washburn University
(09-20-46)               President, J&J Bonanza
2005

Penny A. Lumpkin**       Partner, Vivians' Gift Shop (Corporate Retail)
(08-20-39)               Vice President, Palmer Companies, Inc. (Small Business
1993                     and Shopping Center Development)
                         Vice President, PLB (Real Estate Equipment Leasing)
                         Vice President, Town Crier (Retail)
                         Prior to 1999:
                         Vice President & Treasurer, Palmer News, Inc.
                         Vice President, M/S News, Inc.
                         Secretary, Kansas City Periodicals
                         Prior to 2002:
                         Vice President, Bellaire Shopping Center
                         (Managing and Leasing)
                         Partner, Goodwin Enterprises (Retail)

Maynard F. Oliverius**   President & Chief Executive Officer, Stormont-Vail
(12-18-43)               HealthCare
1998                     Director - VHA Mid-America
                         Director - Go Topeka

Michael G. Odlum*        President & Managing Member Representative,
(01-12-52)               Security Management Company, LLC
2006 (Acting Chairman    Senior Vice President and Chief Investment Officer,
of the Board)            Security Corporation and
2004 (President)         Security Benefit Life Insurance Company
2004 (Director)          Director, Security Distributors, Inc.
                         Director, Vice President and Chief Investment Officer,
                         First Security Benefit Life Insurance and
                         Annuity Company of New York

* These directors are deemed to be "interested persons" of the Funds under the Investment Company Act of 1940, as amended, by reason of their positions with the Funds' Investment Manager and/or the parent of the Investment Manager.

** These directors serve on the Fund's joint audit committee, the purpose of which is to meet with the independent auditors, to review the work of the auditors, and to oversee the handling by Security Management Company, LLC of the accounting function for the Fund.

*** Each director oversees 28 Security Fund portfolios and serves until the next annual meeting, or until a successor has been duly elected and qualified.

OFFICERS

NAME
(DATE OF BIRTH)
TITLE - YEAR ELECTED*        PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
---------------------        -------------------------------------------
Steven M. Bowser             Vice President & Senior Portfolio Manager, Security
(02-11-60)                   Management Company, LLC;
Vice President - 2003        Vice President & Senior Portfolio Manager, Security
                             Benefit Life Insurance Company

Christina Fletcher           Portfolio Manager, Security Management Company, LLC
(07-25-72)                   Credit Analyst/Portfolio Manager, Horizon Cash
Vice President - 2005        Management Senior Money Market Trader,
                             Scudder Investments

Brenda M. Harwood            Assistant Vice President, Chief Compliance Officer
(11-03-63)                   & Treasurer, Security Management Company, LLC;
Chief Compliance Officer     Assistant Vice President, Security Benefit Life
- 2004                       Insurance Company Vice President & Director,
Treasurer - 1988             Security Distributors, Inc.

Richard J. King              Vice President & Head of Fixed Income Asset
(03-59)                      Management, Security Management Company, LLC;
Vice President - 2005        Partner, Head of Portfolio Management, INVESCO

Mark Lamb                    Vice President, Security Management Company, LLC,
(02-03-60)                   Vice President, Security Benefit Life Insurance
Vice President - 2003        Company

Amy J. Lee                   Secretary, Security Management Company, LLC &
(06-05-61)                   Security Distributors, Inc.; Secretary,
Secretary - 1987             Security Distributors, Inc. Vice President,
                             Associate General Counsel & Assistant Secretary,

Mark Mitchell                Vice President & Portfolio Manager, Security
(08-24-64)                   Management Company, LLC
Vice President - 2003

Christopher Phalen           Vice President & Portfolio Manager,
(11-9-70)                    Security Management Company, LLC;
Vice President - 2002        Vice President, Security Benefit Life
                             Insurance Company

James P. Schier              Vice President & Senior Portfolio Manager,
(12-28-57)                   Security Management Company, LLC; Vice President,
Vice President - 1998        Security Benefit Life Insurance Company

Cindy L. Shields             Vice President & Head of Equity Asset Management,
(06-05-67)                   Security Management Company, LLC, Vice President,
Vice President - 1988        Security Benefit Life Insurance Company

Christopher D. Swickard      Assistant Secretary, Security Management Company,
(10-09-65)                   LLC; Second Vice President & Counsel,
Assistant Secretary - 1996   Security Benefit Life Insurance Company

David G. Toussaint           Assistant Vice President & Portfolio Manager,
(10-10-66)                   Security Management Company, LLC;
Vice President - 2001        Assistant Vice President, Security Benefit
                             Lfe Insurance Company

Eric Welt                    Vice President, Director of Portfolio Risk Analysis
(10-31-67)                   & Consultant Relations, Portfolio Risk Manager,
Vice President - 2006        Security Management Company, LLC; Associate
                             Director - Senior Due Dilligence Analyst, Bear
                             Stearns & Company

* Officers serve until the next annual meeting or until a successor has been duly elected and qualified.

Each of the Security Funds files a complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Forms N-Q of each such Fund are available on the Commission's website at www.sec.gov. The Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The portfolio holdings of each of the Security Funds are available on their website, www.securitybenefit.com or by calling 1-800-888-2461.

A description of the policies and procedures that the Security Funds use to determine how to vote proxies relating to portfolio securities is available upon request, free of charge by calling 1-800-888-2461, or accessing the U.S. Securities and Exchange Commission website at www.sec.gov. Information regarding how the Security Funds voted proxies relating to portfolio securities during the 12 month period ended June 30, 2006 is available upon request, free of charge by calling 1-800-888-2461, or accessing the U.S. Securities and Exchange Commission website at www.sec.gov.

The statement of additional information ("SAI") includes additional information about the Funds' Directors and is available upon request without charge by calling 1-800-888-2461.

THE SECURITY GROUP OF MUTUAL FUNDS

     Security Equity Fund

          -    Alpha Opportunity Series

          -    Equity Series

          -    Global Series

          -    Mid Cap Value Series

          -    Select 25(R) Series

          -    Small Cap Growth Series

     Security Large Cap Value Fund

     Security Mid Cap Growth Fund

     Security Income Fund

          -    Capital Preservation Series

          -    Diversified Income Series

          -    High Yield Series

          -    Income Opportunity Series

     Security Cash Fund

                      SECURITY FUNDS OFFICERS AND DIRECTORS

DIRECTORS
Donald A. Chubb, Jr.
Harry W. Craig, Jr.
Jerry B. Farley
Penny A. Lumpkin
Michael G. Odlum
Maynard F. Oliverius

OFFICERS
Michael G. Odlum, President
Steve M. Bowser, Vice President
Christina Fletcher, Vice President
Richard J. King, Vice President
Mark Lamb, Vice President
Mark Mitchell, Vice President
Christopher Phalen, Vice President
James P. Schier, Vice President
Cindy L. Shields, Vice President
David G. Toussaint, Vice President
Eric Welt, Vice President
Amy J. Lee, Secretary
Christopher D. Swickard, Assistant Secretary
Brenda M. Harwood, Chief Compliance Officer & Treasurer

This report is submitted for the general information of the shareholders of the Funds. The report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus which con-tains details concerning the sales charges and other pertinent information.

                                                                    PRESORTED
                                                                    STANDARD
                                                                 US POSTAGE PAID
                                                                  PERMIT #3602
                                                                BERWYN, IL 60402

(SECURITY BENEFIT(SM) LOGO)
Security Distributors, Inc.

One Security Benefit Place - Topeka, Kansas 66636-0001 - securitybenefit.com


SDI 425 (R6-06)                                                      46-04255-00

ITEM 2. CODE OF ETHICS.

     Not required at this time.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

     Not required at this time.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

     Not required at this time.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

     Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

     The Schedule of Investments is included under Item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

     Not applicable.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

     Not applicable.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

     The registrant does not currently have in place procedures by which shareholders may recommend nominees to the registrant's board.

     There have been no changes to the procedures by which shareholders may recommend nominees to the registrant's board.

ITEM 10. CONTROLS AND PROCEDURES.

     (a) The registrant's President and Treasurer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

     (b) There were no significant changes in the registrant's internal controls, or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 11. EXHIBITS.

     (a)  (1)  Not required at this time.

          (2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached hereto.

     (b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                        SBL FUND


                                        By: MICHAEL G. ODLUM
                                            ------------------------------------
                                            Michael G. Odlum, President

                                        Date: August 30, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


                                        By: MICHAEL G. ODLUM
                                            ------------------------------------
                                            Michael G. Odlum, President

                                        Date: August 30, 2006


                                        By: BRENDA M. HARWOOD
                                            ------------------------------------
                                            Brenda M. Harwood, Treasurer

                                        Date: August 30, 2006